                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5149

                    Date of fiscal year end: October 31, 2009

                    Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2009

                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

                                                          (RYDEX | SGI(SM) LOGO)

                                                       SEMI-ANNUAL REPORT      1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS...............................................    2

FEES AND EXPENSES........................................................    4

PREMIUM AND DISCOUNT INFORMATION.........................................    5

PORTFOLIO SUMMARY........................................................    6

SCHEDULES OF INVESTMENTS.................................................    8

STATEMENTS OF ASSETS AND LIABILITIES.....................................   17

STATEMENTS OF OPERATIONS.................................................   18

STATEMENTS OF CHANGES IN NET ASSETS......................................   19

FINANCIAL HIGHLIGHTS.....................................................   20

NOTES TO FINANCIAL STATEMENTS............................................   22

SUPPLEMENTAL INFORMATION.................................................   26

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   27

2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Last year was a difficult one for many as unemployment increased, housing values decreased and the impact of an economic slowdown reverberated in stock markets around the world. As we enter a new market environment in which investors, regulators and legislators have a dramatically reduced tolerance for risk and a greater demand for transparency, investment professionals are increasingly turning to exchange traded funds (ETFs). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, Rydex is a proud participant in the ETF space with $4 billion in ETF assets and more than 40 exchange traded products.

Growing Industry Influence. More investment advisors are gravitating to ETFs for their flexibility, transparency and lower expense ratios. In fact, nearly all of the advisors (83%) who took part in the Rydex AdvisorBenchmarking(TM) November 2008 Survey believe that ETFs will be their primary investment vehicle in 2009. While ETF assets have fallen 12.9% over the past 12 months to $495B from $569B, the number of ETF products in the market actually climbed
16% -- with greatest growth in global and international ETFs. According to the Investment Company Institute, there are now more than 719 ETFs in this category versus 614 a year ago -- a notable 41% increase. Some industry experts even see ETFs' popularity encroaching on sacred mutual fund territory. In April, Lipper reported that "Sales of new ETFs appear to be replacing sales of new mutual funds over the past several years. ETF launches now exceed 30% of all new (fund) products."

Unprecedented Market Conditions. The financial crisis that unfolded earlier this year affected nearly every conceivable asset class, resulting in huge declines in wealth -- regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment class was spared the widespread panic that washed over the world's financial markets. In the U.S. alone, the major stock market averages lost more than 20% of their value as the entire financial system seized up and choked as the engine of any economy -- bank lending -- stalled out. The resulting crash in global stock markets was as steep as anything we witnessed since the historic stock market crash of 1929. Huge financial dominoes began to fall as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with or were reborn as commercial banks. Among other things, the crisis showed us that the Wall Street formula of highly leveraged balance sheets, coupled with the need to access working capital on a daily basis, proved to be lethal when backed by seemingly worthless assets. And as the willingness to lend disappeared, so did Wall Street's daily lifeline.

Historic Government Intervention. September 2008 proved to be a historic month for unprecedented government intervention in the equity markets. On September 18, the U.S. Treasury announced the establishment of a temporary guarantee program for money market mutual funds after the Reserve Primary Fund "broke the buck" -- causing a massive exodus from money market mutual funds. The next day, on September 19, the Securities and Exchange Commission (SEC) issued a temporary ban prohibiting the short sales of certain financial securities. We complied with the SEC action by suspending trading of the Rydex Inverse 2x S&P Select Sector Financial ETF until the ban was lifted on October 8, 2008. The month of September also saw the takeover of Fannie Mae, Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual, which pointed to a near takeover of the global financial system by the government. In this history-making period, government at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. This culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Newly sworn-in government officials committed $12 trillion to programs designed to offset credit and sub-prime mortgage-related issues that were negatively impacting the financial services industry. This historic government intervention kicked into high gear during the fall when Congress established The Emergency Economic Stabilization Act of 2008 (EESA) in an effort to help strengthen the U.S. economy. Primarily, the act authorized the Troubled Assets Relief Program
(TARP), which was originally structured to purchase troubled assets from ailing banks but quickly morphed into an effort to recapitalize the banking industry.

Signs of a Recovery. The question at the forefront of everyone's mind still remains: Will it all work? While it looks like the Dow Jones Industrial Average finally found its bottom of 6547.05 on March 9, investors still remain cautious. The new administration has rightly made the economy its top priority and we are starting to see some proverbial light at the end of the tunnel. All major U.S. indices ended April in positive territory with the NASDAQ Composite posting a 12.35% gain, the S&P 500 jumping to 9.39% and the Dow Industrials closing out the month with a respectable 7.35% gain. In fact, April proved to be a solid month of recovery as the NASDAQ reported its best April percentage gain since 2001 (when it gained 14.99%), the S&P posted its best gain since 1938 (when it gained 15.06%) and the Dow had its best monthly gain since last March, when it rose 7.77%.

On the housing front, home-sales figures in recent weeks have shown a slower pace of decline and the slide in property prices appears to have stabilized. Former Federal Reserve Chairman Alan Greenspan even went on record in early May stating that the U.S. housing

                                                       SEMI-ANNUAL REPORT      3





--------------------------------------------------------------------------------


market may be on the verge of a recovery and that it's "very easy to see" the financial markets continuing to improve. While there's still a long way to go to repair the carnage we experienced over the past six months, I'm optimistic that we can -- and will -- endure. We appreciate the trust that you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of ETFs to help you meet your financial goals.

Sincerely,

-s- David C. Reilly, CFA
Mike Byrum, CFA
President and Chief Investment Officer

Read the fund's prospectus carefully before investing. It contains the fund's investment objectives, risks, charges, expenses and other information. Obtain a prospectus at rydexinvestments.com or call 800.258.4332.

The opinions and forecasts expressed are those of Security Global Investors as of June 1, 2009, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any specific security or strategy.

AdvisorBenchmarking.com and the Rydex PracticeValue program are services of Advisor Research Center, Inc., an affiliate of Rydex Investments. Advisor Research Center, Inc., and its affiliates make no warranties, expressed or implied, as to results to be obtained from the use of information provided by the Rydex PracticeValue program and/or AdvisorBenchmarking.com, and Advisor Research Center, Inc., expressly disclaims all warranties of merchantability or fitness for a particular purpose of use with respect thereto. While Advisor Research Center, Inc., believes the information to be reliable, Advisor Research Center, Inc., and its affiliates shall not be liable for any claims or losses of any nature in connection with the information contained in this publication.

4



FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2008 and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                               BEGINNING     ENDING        EXPENSES PAID
                                                                 ACCOUNT    ACCOUNT               DURING
                                                      EXPENSE      VALUE      VALUE    SIX-MONTH PERIOD*
                                                        RATIO   10/31/08    4/30/09  10/31/08 TO 4/30/09
                                                      -------  ---------  ---------  -------------------
ACTUAL
  Rydex S&P Equal Weight ETF........................    0.40%  $1,000.00  $  990.30         $1.97
  Rydex Russell Top 50 ETF..........................    0.20%   1,000.00     889.90          0.94
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF........................    0.40%   1,000.00   1,022.81          2.01
  Rydex Russell Top 50 ETF..........................    0.20%   1,000.00   1,023.80          1.00


--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                       SEMI-ANNUAL REPORT      5




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the six months ended April 30, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                        NUMBER OF DAYS
                                                                   -----------------------
                                                                       RYDEX         RYDEX
                                                                   S&P EQUAL       RUSSELL
                                                                      WEIGHT        TOP 50
PREMIUM/DISCOUNT RANGE                                                   ETF           ETF
----------------------                                             ---------       -------
Greater than 3%................................................          0              0
Between 1.01% and 3%...........................................          2              3
Between .51% and 1%............................................          6              7
Between .26% and .5%...........................................         22             21
Between .25% and 0%............................................        613            519
Between -0.01% and -0.25%......................................        581            424
Between -0.26% and -0.5%.......................................         25             23
Between -0.51% and -1%.........................................          7              7
Between -1.01% and -3%.........................................          2              1
Less than 3%...................................................          0              0
                                                                      ----           ----
Total..........................................................       1258           1005
                                                                      ----           ----




                                                                 PERCENTAGE OF TOTAL DAYS
                                                                 ------------------------
                                                                     RYDEX          RYDEX
                                                                 S&P EQUAL        RUSSELL
                                                                    WEIGHT         TOP 50
PREMIUM/DISCOUNT RANGE                                                 ETF            ETF
----------------------                                           ---------        -------
Greater than 3%................................................      0.00%           0.00%
Between 1.01% and 3%...........................................      0.16%           0.30%
Between .51% and 1%............................................      0.48%           0.70%
Between .26% and .5%...........................................      1.75%           2.09%
Between .25% and 0%............................................     48.73%          51.64%
Between -0.01% and -0.25%......................................     46.18%          42.19%
Between -0.26% and -0.5%.......................................      1.99%           2.29%
Between -0.51% and -1%.........................................      0.56%           0.70%
Between -1.01% and -3%.........................................      0.16%           0.10%
Less than 3%...................................................      0.00%           0.00%
                                                                   ------          ------
Total..........................................................    100.00%         100.00%
                                                                   ------          ------


6


RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                   0.47%
WYNDHAM WORLDWIDE CORP.                                                   0.46%
FORD MOTOR CO.                                                            0.39%
TENET HEALTHCARE CORP.                                                    0.36%
PRINCIPAL FINANCIAL GROUP, INC.                                           0.35%
DOW CHEMICAL CO.                                                          0.33%
XL CAPITAL, LTD. -- CLASS A                                               0.32%
AMERICAN EXPRESS CO.                                                      0.32%
FIFTH THIRD BANCORP                                                       0.32%
JABIL CIRCUIT, INC.                                                       0.32%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       18.27
Financials                                   17.19
Information Technology                       14.70
Industrials                                  11.94
Health Care                                   9.91
Consumer Staples                              7.49
Energy                                        6.90
Materials                                     6.12
Utilities                                     5.91
Telecommunication Services                    1.57




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                       SEMI-ANNUAL REPORT      7



RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

     DESCRIPTION                                                    % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         8.69%
MICROSOFT CORP.                                                           4.26%
AT&T, INC.                                                                3.98%
PROCTER & GAMBLE CO.                                                      3.90%
JOHNSON & JOHNSON, INC.                                                   3.86%
INTERNATIONAL BUSINESS MACHINES CORP.                                     3.71%
CHEVRON CORP.                                                             3.58%
GENERAL ELECTRIC CO.                                                      3.48%
JPMORGAN CHASE & CO.                                                      3.20%
CISCO SYSTEMS, INC.                                                       2.99%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       25.60
Energy                                       16.71
Consumer Staples                             14.65
Health Care                                  12.60
Financials                                    9.95
Industrials                                   7.54
Telecommunication Services                    6.27
Consumer Discretionary                        4.50
Materials                                     1.39
Utilities                                     0.79




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co. ..................     44,415     $1,778,821
  General Dynamics Corp. ......     38,871      2,008,465
  Goodrich Corp. ..............     38,662      1,711,953
  Honeywell International,
     Inc. .....................     52,719      1,645,360
  ITT Corp. ...................     37,918      1,555,017
  L-3 Communications Holdings,
     Inc. .....................     23,109      1,759,750
  Lockheed Martin Corp. .......     21,574      1,694,206
  Northrop Grumman Corp. ......     37,954      1,835,076
  Precision Castparts Corp. ...     25,033      1,873,971
  Raytheon Co. ................     40,716      1,841,585
  Rockwell Collins, Inc. ......     46,069      1,766,746
  United Technologies Corp. ...     35,843      1,750,572
                                             ------------
TOTAL AEROSPACE & DEFENSE                      21,221,522
                                             ------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. .....................     32,547      1,730,198
  Expeditors International of
     Washington, Inc. .........     51,843      1,799,471
  FedEx Corp. .................     32,952      1,843,994
  United Parcel Service,
     Inc. -- Class B...........     32,083      1,679,224
                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                   7,052,887
                                             ------------
  AIRLINES 0.2%
  Southwest Airlines Co. ......    255,693      1,784,737
                                             ------------
TOTAL AIRLINES                                  1,784,737
                                             ------------
  AUTO COMPONENTS 0.6%
  Goodyear Tire & Rubber
     Co.(The)*.................    240,047      2,638,116
  Johnson Controls, Inc. ......    129,766      2,466,852
                                             ------------
TOTAL AUTO COMPONENTS                           5,104,968
                                             ------------
  AUTOMOBILES 0.8%
  Ford Motor Co.*..............    578,755      3,460,955
  General Motors Corp. ........    505,293        970,163
  Harley-Davidson, Inc. .......    111,059      2,461,067
                                             ------------
TOTAL AUTOMOBILES                               6,892,185
                                             ------------
  BEVERAGES 1.6%
  Brown-Forman Corp. -- Class
     B.........................     37,654      1,750,911
  Coca-Cola Co.(The)...........     34,829      1,499,388
  Coca-Cola Enterprises,
     Inc. .....................    125,217      2,136,202
  Constellation Brands,
     Inc. -- Class A*..........    112,663      1,305,764
  Dr Pepper Snapple Group,
     Inc.*.....................     99,869      2,068,287
  Molson Coors Brewing
     Co. -- Class B............     44,567      1,704,688
  Pepsi Bottling Group, Inc. ..     74,055      2,315,700
  PepsiCo, Inc. ...............     29,918      1,488,720
                                             ------------
TOTAL BEVERAGES                                14,269,660
                                             ------------
  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*.................     30,138      1,460,789
  Biogen Idec, Inc.*...........     29,061      1,404,809
  Celgene Corp.*...............     32,182      1,374,815
  Cephalon, Inc.*..............     21,993      1,442,961
  Genzyme Corp.*...............     26,808      1,429,670
  Gilead Sciences, Inc.*.......     33,161      1,518,774
                                             ------------
TOTAL BIOTECHNOLOGY                             8,631,818
                                             ------------

  BUILDING PRODUCTS 0.2%
  Masco Corp. .................    225,199      1,995,263
                                             ------------
TOTAL BUILDING PRODUCTS                         1,995,263
                                             ------------

  CAPITAL MARKETS 3.0%
  Ameriprise Financial, Inc. ..     76,136      2,006,184
  Bank of New York Mellon
     Corp. ....................     58,900      1,500,772
  Charles Schwab Corp.(The)....    107,821      1,992,532
  E*TRADE Financial Corp.*.....  1,255,514      1,795,385
  Federated Investors,
     Inc. -- Class B...........     71,610      1,638,437
  Franklin Resources, Inc. ....     31,154      1,884,194
  Goldman Sachs Group,
     Inc.(The).................     14,815      1,903,727
  Invesco Ltd. ................    122,415      1,801,949
  Janus Capital Group, Inc. ...    259,370      2,601,481
  Legg Mason, Inc. ............    105,431      2,116,000
  Morgan Stanley...............     70,221      1,660,024
  Northern Trust Corp. ........     25,931      1,409,609
  State Street Corp. ..........     55,085      1,880,051
  T. Rowe Price Group, Inc. ...     58,113      2,238,513
                                             ------------
TOTAL CAPITAL MARKETS                          26,428,858
                                             ------------

  CHEMICALS 2.3%
  Air Products & Chemicals,
     Inc. .....................     25,981      1,712,148
  CF Industries Holdings,
     Inc. .....................     21,245      1,530,702
  Dow Chemical Co.(The)........    182,231      2,915,696
  Du Pont (E.I.) de Nemours &
     Co. ......................     68,711      1,917,037
  Eastman Chemical Co. ........     59,420      2,357,786
  Ecolab, Inc. ................     44,884      1,730,278
  International Flavors &
     Fragrances, Inc. .........     50,489      1,575,257
  Monsanto Co. ................     17,954      1,524,115
  PPG Industries, Inc. ........     41,932      1,847,105
  Praxair, Inc. ...............     22,832      1,703,495
  Sigma-Aldrich Corp. .........     40,586      1,779,290
                                             ------------
TOTAL CHEMICALS                                20,592,909
                                             ------------

  COMMERCIAL BANKS 2.9%
  BB&T Corp. ..................     83,924      1,958,786
  Comerica, Inc. ..............     78,847      1,654,210
  Fifth Third Bancorp..........    693,184      2,842,054
  First Horizon National
     Corp. ....................    139,009      1,599,994
  Huntington Bancshares,
     Inc. .....................    818,937      2,284,834
  KeyCorp......................    181,922      1,118,820
  M&T Bank Corp. ..............     36,638      1,921,663
  Marshall & Ilsley Corp. .....    282,016      1,630,052
  PNC Financial Services Group,
     Inc. .....................     51,730      2,053,681
  Regions Financial Corp. .....    342,444      1,537,574
  SunTrust Banks, Inc. ........    116,888      1,687,863
  U.S. Bancorp.................    103,948      1,893,933
  Wells Fargo & Co. ...........     96,692      1,934,807
  Zions Bancorp................    141,440      1,545,939
                                             ------------
TOTAL COMMERCIAL BANKS                         25,664,210
                                             ------------
  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Avery Dennison Corp. ........     68,212      1,960,413
  Cintas Corp. ................     63,516      1,629,820
  Dun & Bradstreet Corp. ......     19,959      1,624,663


See Notes to Financial Statements.

                                                       SEMI-ANNUAL REPORT      9



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Equifax, Inc. ...............     65,221     $1,901,844
  Iron Mountain, Inc.*.........     67,993      1,937,121
  Monster Worldwide, Inc.*.....    191,727      2,645,833
  Pitney Bowes, Inc. ..........     66,546      1,633,039
  R.R. Donnelley & Sons Co. ...    197,334      2,298,941
  Republic Services, Inc. .....     84,124      1,766,604
  Robert Half International,
     Inc. .....................     86,068      2,067,353
  Stericycle, Inc.*............     30,617      1,441,448
  Waste Management, Inc. ......     57,027      1,520,910
                                             ------------
TOTAL COMMERCIAL SERVICES &
  SUPPLIES                                     22,427,989
                                             ------------

  COMMUNICATIONS EQUIPMENT 1.9%
  Ciena Corp.*.................    204,116      2,439,186
  Cisco Systems, Inc.*.........     90,814      1,754,526
  Corning, Inc. ...............    114,193      1,669,502
  Harris Corp. ................     45,564      1,393,347
  JDS Uniphase Corp.*..........    440,501      2,030,709
  Juniper Networks, Inc.*......     94,378      2,043,284
  Motorola, Inc. ..............    362,394      2,004,039
  QUALCOMM, Inc. ..............     39,140      1,656,405
  Tellabs, Inc.*...............    344,746      1,806,469
                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                 16,797,467
                                             ------------

  COMPUTERS & PERIPHERALS 2.1%
  Apple, Inc.*.................     14,446      1,817,740
  Dell, Inc.*..................    146,721      1,704,898
  EMC Corp.*...................    128,342      1,608,125
  Hewlett-Packard Co. .........     50,576      1,819,725
  International Business
     Machines Corp. ...........     15,901      1,641,142
  Lexmark International,
     Inc. -- Class A*..........     88,123      1,728,973
  NetApp, Inc.*................     94,567      1,730,576
  QLogic Corp.*................    130,631      1,852,348
  SanDisk Corp.*...............    139,353      2,190,629
  Sun Microsystems, Inc.*......    171,846      1,574,110
  Teradata Corp.*..............     87,643      1,465,391
                                             ------------
TOTAL COMPUTERS & PERIPHERALS                  19,133,657
                                             ------------

  CONSTRUCTION & ENGINEERING 0.3%
  Fluor Corp. .................     38,208      1,446,937
  Jacobs Engineering Group,
     Inc.*.....................     36,868      1,402,459
                                             ------------
TOTAL CONSTRUCTION &
  ENGINEERING                                   2,849,396
                                             ------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ........     37,077      1,763,011
                                             ------------
TOTAL CONSTRUCTION MATERIALS                    1,763,011
                                             ------------

  CONSUMER FINANCE 0.9%
  American Express Co. ........    113,475      2,861,840
  Capital One Financial
     Corp. ....................    120,941      2,024,552
  Discover Financial Services..    238,758      1,941,103
  SLM Corp.*...................    341,975      1,651,739
                                             ------------
TOTAL CONSUMER FINANCE                          8,479,234
                                             ------------

  CONTAINERS & PACKAGING 1.2%
  Ball Corp. ..................     35,402      1,335,363
  Bemis Co., Inc. .............     72,529      1,743,597
  Owens-Illinois, Inc.*........    114,750      2,798,753
  Pactiv Corp.*................    113,832      2,488,368
  Sealed Air Corp. ............    111,815      2,131,194
                                             ------------
TOTAL CONTAINERS & PACKAGING                   10,497,275
                                             ------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ...........     51,563      1,751,079
                                             ------------
TOTAL DISTRIBUTORS                              1,751,079
                                             ------------

  DIVERSIFIED CONSUMER SERVICES 0.3%
  Apollo Group, Inc. -- Class
     A*........................     20,587      1,295,952
  H&R Block, Inc. .............     75,650      1,145,341
                                             ------------
TOTAL DIVERSIFIED CONSUMER
  SERVICES                                      2,441,293
                                             ------------

  DIVERSIFIED FINANCIAL SERVICES 2.0%
  Bank of America Corp. .......    200,306      1,788,733
  CIT Group, Inc. .............    604,515      1,342,023
  Citigroup, Inc. .............    565,029      1,723,338
  CME Group, Inc. .............      6,421      1,421,288
  IntercontinentalExchange,
     Inc.*.....................     19,960      1,748,496
  JPMorgan Chase & Co. ........     59,534      1,964,622
  Leucadia National Corp.*.....    113,943      2,419,010
  Moody's Corp. ...............     77,265      2,280,863
  Nasdaq OMX Group (The)*......     69,637      1,339,120
  NYSE Euronext................     79,498      1,841,969
                                             ------------
TOTAL DIVERSIFIED FINANCIAL
  SERVICES                                     17,869,462
                                             ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  AT&T, Inc. ..................     57,495      1,473,022
  CenturyTel, Inc. ............     55,540      1,507,911
  Embarq Corp. ................     41,337      1,511,281
  Frontier Communications
     Corp. ....................    225,159      1,600,880
  Qwest Communications
     International, Inc. ......    417,247      1,623,091
  Verizon Communications,
     Inc. .....................     48,732      1,478,529
  Windstream Corp. ............    184,001      1,527,208
                                             ------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                   10,721,922
                                             ------------

  ELECTRIC UTILITIES 2.3%
  Allegheny Energy, Inc. ......     62,071      1,608,880
  American Electric Power Co.,
     Inc. .....................     52,590      1,387,324
  Duke Energy Corp. ...........    103,727      1,432,470
  Edison International.........     50,676      1,444,773
  Entergy Corp. ...............     21,773      1,410,237
  Exelon Corp. ................     32,890      1,517,216
  FirstEnergy Corp. ...........     37,963      1,552,687
  FPL Group, Inc. .............     29,500      1,586,805
  Northeast Utilities..........     67,892      1,427,090
  Pepco Holdings, Inc. ........    118,928      1,421,190
  Pinnacle West Capital
     Corp. ....................     55,862      1,529,501
  PPL Corp. ...................     50,855      1,521,073
  Progress Energy, Inc. .......     41,702      1,422,872
  Southern Co. ................     48,460      1,399,525
                                             ------------
TOTAL ELECTRIC UTILITIES                       20,661,643
                                             ------------


See Notes to Financial Statements.

10


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)


  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries,
     Ltd. -- Class A...........     59,213     $1,941,594
  Emerson Electric Co. ........     53,478      1,820,391
  Rockwell Automation, Inc. ...     62,745      1,982,115
                                             ------------
TOTAL ELECTRICAL EQUIPMENT                      5,744,100
                                             ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
  Agilent Technologies, Inc.*..     99,995      1,825,909
  Amphenol Corp. -- Class A....     52,002      1,759,748
  FLIR Systems, Inc.*..........     69,648      1,544,792
  Jabil Circuit, Inc. .........    348,538      2,823,158
  Molex, Inc. .................    113,216      1,887,311
  Tyco Electronics, Ltd. ......    139,676      2,435,949
                                             ------------
TOTAL ELECTRONIC EQUIPMENT &
  INSTRUMENTS                                  12,276,867
                                             ------------

  ENERGY EQUIPMENT & SERVICES 2.0%
  Baker Hughes, Inc. ..........     44,614      1,587,366
  BJ Services Co. .............    138,086      1,918,015
  Cameron International
     Corp.*....................     61,738      1,579,258
  Diamond Offshore Drilling,
     Inc. .....................     21,273      1,540,378
  ENSCO International, Inc. ...     51,384      1,453,140
  Halliburton Co. .............     83,189      1,682,082
  Nabors Industries, Ltd.*.....    134,805      2,050,384
  National-Oilwell Varco,
     Inc.*.....................     47,126      1,426,975
  Rowan Cos., Inc. ............    103,802      1,620,349
  Schlumberger, Ltd. ..........     33,484      1,640,381
  Smith International, Inc. ...     58,737      1,518,351
                                             ------------
TOTAL ENERGY EQUIPMENT &
  SERVICES                                     18,016,679
                                             ------------

  FOOD & STAPLES RETAILING 1.7%
  Costco Wholesale Corp. ......     32,630      1,585,818
  CVS Caremark Corp. ..........     55,182      1,753,684
  Kroger Co.(The)..............     70,256      1,518,935
  Safeway, Inc. ...............     74,862      1,478,524
  SUPERVALU, Inc. .............     98,626      1,612,535
  Sysco Corp. .................     64,195      1,497,669
  Wal-Mart Stores, Inc. .......     29,480      1,485,792
  Walgreen Co. ................     61,053      1,918,896
  Whole Foods Market, Inc. ....     92,108      1,909,399
                                             ------------
TOTAL FOOD & STAPLES RETAILING                 14,761,252
                                             ------------

  FOOD PRODUCTS 2.4%
  Archer-Daniels-Midland Co. ..     52,381      1,289,620
  Campbell Soup Co. ...........     55,728      1,433,324
  ConAgra Foods, Inc. .........    100,462      1,778,177
  Dean Foods Co.*..............     74,718      1,546,663
  General Mills, Inc. .........     31,085      1,575,699
  H.J. Heinz Co. ..............     44,089      1,517,543
  Hershey Co.(The).............     42,101      1,521,530
  Hormel Foods Corp. ..........     47,684      1,492,032
  J.M. Smucker Co.(The)........     40,516      1,596,330
  Kellogg Co. .................     40,128      1,689,790
  Kraft Foods, Inc. -- Class
     A.........................     66,357      1,552,754
  McCormick & Co., Inc. .......     45,570      1,342,037
  Sara Lee Corp. ..............    181,906      1,513,458
  Tyson Foods, Inc. -- Class
     A.........................    157,707      1,662,232
                                             ------------
TOTAL FOOD PRODUCTS                            21,511,189
                                             ------------

  GAS UTILITIES 0.5%
  EQT Corp. ...................     42,913      1,443,164
  Nicor, Inc. .................     43,787      1,407,314
  Questar Corp. ...............     46,090      1,369,795
                                             ------------
TOTAL GAS UTILITIES                             4,220,273
                                             ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Baxter International, Inc. ..     29,341      1,423,038
  Becton, Dickinson & Co. .....     23,010      1,391,645
  Boston Scientific Corp.*.....    189,821      1,596,395
  C.R. Bard, Inc. .............     19,152      1,371,858
  Covidien, Ltd. ..............     46,847      1,545,014
  Dentsply International,
     Inc. .....................     59,359      1,698,855
  Hospira, Inc.*...............     58,292      1,916,058
  Intuitive Surgical, Inc.*....     15,178      2,181,534
  Medtronic, Inc. .............     52,759      1,688,288
  St Jude Medical, Inc.*.......     41,353      1,386,152
  Stryker Corp. ...............     46,667      1,806,480
  Varian Medical Systems,
     Inc.*.....................     49,635      1,656,320
  Zimmer Holdings, Inc.*.......     41,863      1,841,553
                                             ------------
TOTAL HEALTH CARE EQUIPMENT &
  SUPPLIES                                     21,503,190
                                             ------------

  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. .................     62,277      1,370,717
  AmerisourceBergen Corp. .....     48,211      1,621,818
  Cardinal Health, Inc. .......     46,837      1,582,622
  CIGNA Corp. .................     82,806      1,632,106
  Coventry Health Care, Inc.*..    125,357      1,994,430
  DaVita, Inc.*................     32,969      1,528,773
  Express Scripts, Inc.*.......     31,643      2,024,203
  Humana, Inc.*................     58,002      1,669,298
  Laboratory Corp. of America
     Holdings*.................     25,961      1,665,398
  McKesson Corp. ..............     41,059      1,519,183
  Medco Health Solutions,
     Inc.*.....................     37,924      1,651,590
  Patterson Cos., Inc.*........     81,628      1,670,109
  Quest Diagnostics, Inc. .....     33,122      1,700,152
  Tenet Healthcare Corp.*......  1,409,245      3,170,801
  UnitedHealth Group, Inc. ....     69,305      1,630,054
  WellPoint, Inc.*.............     40,786      1,744,009
                                             ------------
TOTAL HEALTH CARE PROVIDERS &
  SERVICES                                     28,175,263
                                             ------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ............    123,199      1,547,379
                                             ------------
TOTAL HEALTH CARE TECHNOLOGY                    1,547,379
                                             ------------

  HOTELS, RESTAURANTS & LEISURE
     2.4%
  Carnival Corp. ..............     66,091      1,776,526
  Darden Restaurants, Inc. ....     42,244      1,561,761
  International Game
     Technology................    153,261      1,892,773
  Marriott International,
     Inc. -- Class A...........     92,677      2,183,470
  McDonald's Corp. ............     26,972      1,437,338
  Starbucks Corp.*.............    127,443      1,842,826


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      11



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Starwood Hotels & Resorts
     Worldwide, Inc. ..........    115,394     $2,407,119
  Wyndham Worldwide Corp. .....    350,502      4,093,863
  Wynn Resorts Ltd.*...........     70,834      2,778,818
  Yum! Brands, Inc. ...........     54,335      1,812,072
                                             ------------
TOTAL HOTELS, RESTAURANTS &
  LEISURE                                      21,786,566
                                             ------------

  HOUSEHOLD DURABLES 3.0%
  Black & Decker Corp. ........     55,504      2,236,811
  Centex Corp. ................    189,457      2,072,660
  D.R. Horton, Inc. ...........    167,069      2,180,250
  Fortune Brands, Inc. ........     62,273      2,447,952
  Harman International
     Industries, Inc. .........    125,112      2,275,787
  KB HOME......................    124,029      2,241,204
  Leggett & Platt, Inc. .......    119,361      1,714,024
  Lennar Corp. -- Class A......    174,040      1,695,150
  Newell Rubbermaid, Inc. .....    219,613      2,294,956
  Pulte Homes, Inc. ...........    143,337      1,649,809
  Snap-on, Inc. ...............     56,241      1,907,695
  Stanley Works(The)...........     51,505      1,958,735
  Whirlpool Corp. .............     53,877      2,433,085
                                             ------------
TOTAL HOUSEHOLD DURABLES                       27,108,118
                                             ------------

  HOUSEHOLD PRODUCTS 0.7%
  Clorox Co. ..................     29,600      1,659,080
  Colgate-Palmolive Co. .......     25,632      1,512,288
  Kimberly-Clark Corp. ........     31,646      1,555,084
  Procter & Gamble Co. ........     31,813      1,572,835
                                             ------------
TOTAL HOUSEHOLD PRODUCTS                        6,299,287
                                             ------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.(The)*..............    223,482      1,580,018
  Constellation Energy Group,
     Inc. .....................     75,001      1,806,024
  Dynegy, Inc. -- Class A*.....    949,257      1,689,677
                                             ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                       5,075,719
                                             ------------

  INDUSTRIAL CONGLOMERATES 0.7%
  3M Co. ......................     31,110      1,791,936
  General Electric Co. ........    146,319      1,850,936
  Textron, Inc. ...............    228,273      2,449,369
                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                  6,092,241
                                             ------------

  INSURANCE 4.5%
  AFLAC, Inc. .................     74,852      2,162,474
  Allstate Corp. ..............     78,479      1,830,915
  American International Group,
     Inc. .....................    945,397      1,304,648
  Aon Corp. ...................     37,775      1,594,105
  Assurant, Inc. ..............     67,804      1,657,130
  Chubb Corp. .................     35,422      1,379,687
  Cincinnati Financial Corp. ..     68,960      1,651,592
  Genworth Financial,
     Inc. -- Class A...........    821,925      1,939,743
  Hartford Financial Services
     Group, Inc. ..............    184,761      2,119,209
  Lincoln National Corp. ......    185,412      2,084,031
  Loews Corp. .................     64,324      1,601,024
  Marsh & McLennan Cos.,
     Inc. .....................     73,566      1,551,507
  MBIA, Inc.*..................    333,002      1,575,099
  MetLife, Inc. ...............     66,364      1,974,329
  Principal Financial Group,
     Inc. .....................    191,932      3,136,169
  Progressive Corp.*...........    113,464      1,733,730
  Prudential Financial, Inc. ..     79,752      2,303,238
  Torchmark Corp. .............     56,615      1,660,518
  Travelers Cos., Inc.(The)....     37,456      1,540,940
  Unum Group...................    122,575      2,002,875
  XL Capital, Ltd. -- Class A..    303,131      2,882,776
                                             ------------
TOTAL INSURANCE                                39,685,739
                                             ------------

  INTERNET & CATALOG RETAIL
     0.5%
  Amazon.com, Inc.*............     20,986      1,689,793
  Expedia, Inc.*...............    191,603      2,607,717
                                             ------------
TOTAL INTERNET & CATALOG RETAIL                 4,297,510
                                             ------------

  INTERNET SOFTWARE & SERVICES
     0.9%
  Akamai Technologies, Inc.*...     77,557      1,707,805
  eBay, Inc.*..................    120,306      1,981,440
  Google, Inc. -- Class A*.....      4,446      1,760,483
  VeriSign, Inc.*..............     73,987      1,522,652
  Yahoo!, Inc.*................    107,133      1,530,931
                                             ------------
TOTAL INTERNET SOFTWARE &
  SERVICES                                      8,503,311
                                             ------------

  IT SERVICES 2.0%
  Affiliated Computer Services,
     Inc. -- Class A*..........     31,445      1,521,309
  Automatic Data Processing,
     Inc. .....................     40,078      1,410,746
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................     68,536      1,699,007
  Computer Sciences Corp.*.....     41,594      1,537,314
  Convergys Corp.*.............    204,702      2,069,537
  Fidelity National Information
     Services, Inc. ...........     83,446      1,489,511
  Fiserv, Inc.*................     42,558      1,588,265
  Mastercard, Inc. -- Class A..      8,834      1,620,597
  Paychex, Inc. ...............     63,566      1,716,918
  Total System Services,
     Inc. .....................    111,641      1,392,163
  Western Union Co. ...........    122,964      2,059,647
                                             ------------
TOTAL IT SERVICES                              18,105,014
                                             ------------

  LEISURE EQUIPMENT & PRODUCTS
     0.5%
  Eastman Kodak Co. ...........    391,970      1,195,508
  Hasbro, Inc. ................     62,182      1,657,772
  Mattel, Inc. ................    130,703      1,955,317
                                             ------------
TOTAL LEISURE EQUIPMENT &
  PRODUCTS                                      4,808,597
                                             ------------

  LIFE SCIENCES TOOLS &
     SERVICES 1.0%
  Life Technologies Corp.*.....     47,785      1,782,381
  Millipore Corp.*.............     25,951      1,533,704
  PerkinElmer, Inc. ...........    122,786      1,788,992
  Thermo Fisher Scientific
     Inc.*.....................     43,717      1,533,592
  Waters Corp.*................     45,451      2,007,571
                                             ------------
TOTAL LIFE SCIENCES TOOLS &
  SERVICES                                      8,646,240
                                             ------------

  MACHINERY 2.8%
  Caterpillar, Inc. ...........     52,069      1,852,615
  Cummins, Inc. ...............     60,871      2,069,614
  Danaher Corp. ...............     26,918      1,573,088
  Deere & Co. .................     46,389      1,914,010


See Notes to Financial Statements.

12


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Dover Corp. .................     56,743     $1,746,550
  Eaton Corp. .................     41,781      1,830,008
  Flowserve Corp. .............     25,400      1,724,660
  Illinois Tool Works, Inc. ...     51,346      1,684,149
  Ingersoll-Rand Co.,
     Ltd. -- Class A...........    100,285      2,183,204
  Manitowoc Co., Inc. .........    341,777      2,033,573
  PACCAR, Inc. ................     56,700      2,009,448
  Pall Corp. ..................     73,395      1,938,362
  Parker-Hannifin Corp. .......     45,132      2,046,736
                                             ------------
TOTAL MACHINERY                                24,606,017
                                             ------------

  MEDIA 3.6%
  CBS Corp. -- Class B.........    343,376      2,417,367
  Comcast Corp. -- Class A.....    112,996      1,746,918
  DIRECTV Group, Inc.(The)*....     66,750      1,650,728
  Gannett Co., Inc. ...........    657,776      2,571,904
  Interpublic Group of Cos.,
     Inc.*.....................    365,363      2,287,172
  McGraw-Hill Cos., Inc. ......     75,196      2,267,159
  Meredith Corp. ..............     94,644      2,373,672
  New York Times Co. -- Class
     A.........................    327,409      1,761,460
  News Corp. -- Class A........    236,991      1,957,546
  Omnicom Group, Inc. .........     59,831      1,882,882
  Scripps Networks
     Interactive -- Class A....     68,960      1,892,262
  Time Warner Cable, Inc. .....     63,474      2,045,767
  Time Warner, Inc. ...........     82,342      1,797,526
  Viacom, Inc. -- Class B*.....     90,217      1,735,775
  Walt Disney Co.(The).........     83,232      1,822,781
  Washington Post Co. -- Class
     B.........................      4,227      1,769,380
                                             ------------
TOTAL MEDIA                                    31,980,299
                                             ------------

  METALS & MINING 1.7%
  AK Steel Holding Corp. ......    197,231      2,565,975
  Alcoa, Inc. .................    229,192      2,078,771
  Allegheny Technologies,
     Inc. .....................     68,262      2,234,215
  Freeport-McMoRan Copper &
     Gold, Inc. ...............     36,848      1,571,567
  Newmont Mining Corp. ........     34,198      1,376,128
  Nucor Corp. .................     38,672      1,573,564
  Titanium Metals Corp. .......    265,549      1,803,078
  United States Steel Corp. ...     70,787      1,879,395
                                             ------------
TOTAL METALS & MINING                          15,082,693
                                             ------------

  MULTI-UTILITIES 2.5%
  Ameren Corp. ................     66,889      1,539,785
  CenterPoint Energy, Inc. ....    141,378      1,504,262
  CMS Energy Corp. ............    123,272      1,481,729
  Consolidated Edison, Inc. ...     38,722      1,437,748
  Dominion Resources, Inc. ....     47,138      1,421,682
  DTE Energy Co. ..............     53,876      1,593,113
  Integrys Energy Group,
     Inc. .....................     56,577      1,494,198
  NiSource, Inc. ..............    151,693      1,667,106
  PG&E Corp. ..................     38,273      1,420,694
  Public Service Enterprise
     Group, Inc. ..............     52,481      1,566,033
  SCANA Corp. .................     49,030      1,481,687
  Sempra Energy................     34,016      1,565,416
  TECO Energy, Inc. ...........    129,725      1,373,788
  Wisconsin Energy Corp. ......     36,927      1,475,603
  Xcel Energy, Inc. ...........     80,841      1,490,708
                                             ------------
TOTAL MULTI-UTILITIES                          22,513,552
                                             ------------

  MULTILINE RETAIL 1.8%
  Big Lots, Inc.*..............     71,833      1,985,464
  Family Dollar Stores, Inc. ..     47,007      1,560,162
  J.C. Penney Co., Inc. .......     83,337      2,557,613
  Kohl's Corp.*................     35,773      1,622,306
  Macy's, Inc. ................    170,052      2,326,311
  Nordstrom, Inc. .............     97,138      2,198,233
  Sears Holdings Corp.*........     36,678      2,291,275
  Target Corp. ................     46,978      1,938,312
                                             ------------
TOTAL MULTILINE RETAIL                         16,479,676
                                             ------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp. .................    284,535      1,738,509
                                             ------------
TOTAL OFFICE ELECTRONICS                        1,738,509
                                             ------------

  OIL, GAS & CONSUMABLE FUELS
     4.9%
  Anadarko Petroleum Corp. ....     35,243      1,517,564
  Apache Corp. ................     21,972      1,600,880
  Cabot Oil & Gas Corp. .......     56,002      1,690,700
  Chesapeake Energy Corp. .....     81,980      1,615,826
  Chevron Corp. ...............     22,029      1,456,117
  ConocoPhillips...............     38,523      1,579,443
  CONSOL Energy, Inc. .........     48,635      1,521,303
  Denbury Resources, Inc.*.....     93,694      1,525,338
  Devon Energy Corp. ..........     30,168      1,564,211
  El Paso Corp. ...............    212,295      1,464,835
  EOG Resources, Inc. .........     23,289      1,478,386
  Exxon Mobil Corp. ...........     21,618      1,441,272
  Hess Corp. ..................     22,797      1,249,048
  Marathon Oil Corp. ..........     58,042      1,723,847
  Massey Energy Co. ...........    122,535      1,949,532
  Murphy Oil Corp. ............     29,394      1,402,388
  Noble Energy, Inc. ..........     27,561      1,564,087
  Occidental Petroleum Corp. ..     25,072      1,411,303
  Peabody Energy Corp. ........     52,329      1,380,962
  Pioneer Natural Resources
     Co. ......................     84,187      1,946,403
  Range Resources Corp. .......     34,780      1,390,157
  Southwestern Energy Co.*.....     46,162      1,655,369
  Spectra Energy Corp. ........    104,355      1,513,147
  Sunoco, Inc. ................     51,829      1,373,987
  Tesoro Corp. ................     98,484      1,501,881
  Valero Energy Corp. .........     76,444      1,516,649
  Williams Cos., Inc. .........    121,858      1,718,198
  XTO Energy, Inc. ............     43,697      1,514,538
                                             ------------
TOTAL OIL, GAS & CONSUMABLE
  FUELS                                        43,267,371
                                             ------------

  PAPER & FOREST PRODUCTS 0.7%
  International Paper Co. .....    199,356      2,523,847
  MeadWestvaco Corp. ..........    127,973      2,004,057
  Weyerhaeuser Co. ............     52,870      1,864,196
                                             ------------
TOTAL PAPER & FOREST PRODUCTS                   6,392,100
                                             ------------


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      13



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)


  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. .........     80,036     $1,821,619
  Estee Lauder Cos.,
     Inc -- Class A............     62,420      1,866,358
                                             ------------
TOTAL PERSONAL PRODUCTS                         3,687,977
                                             ------------

  PHARMACEUTICALS 2.2%
  Abbott Laboratories..........     30,946      1,295,090
  Allergan, Inc. ..............     36,688      1,711,862
  Bristol-Myers Squibb Co. ....     70,731      1,358,035
  Eli Lilly & Co. .............     46,099      1,517,579
  Forest Laboratories, Inc.*...     69,557      1,508,691
  Johnson & Johnson, Inc. .....     29,280      1,533,101
  King Pharmaceuticals, Inc.*..    212,083      1,671,214
  Merck & Co., Inc. ...........     56,316      1,365,100
  Mylan Inc.*..................    111,643      1,479,270
  Pfizer, Inc. ................    107,403      1,434,904
  Schering-Plough Corp. .......     63,694      1,466,236
  Watson Pharmaceuticals,
     Inc.*.....................     52,849      1,635,148
  Wyeth........................     34,783      1,474,799
                                             ------------
TOTAL PHARMACEUTICALS                          19,451,029
                                             ------------

  REAL ESTATE INVESTMENT TRUSTS
     (REITS) 3.1%
  Apartment Investment &
     Management Co. -- Class
     A.........................    272,172      1,986,856
  AvalonBay Communities,
     Inc. .....................     30,509      1,733,216
  Boston Properties, Inc. .....     37,993      1,877,614
  Equity Residential...........     77,967      1,784,665
  HCP, Inc. ...................     79,919      1,754,222
  Health Care REIT, Inc. ......     47,165      1,606,912
  Host Hotels & Resorts,
     Inc. .....................    343,952      2,644,991
  Kimco Realty Corp. ..........    178,964      2,151,147
  Plum Creek Timber Co.,
     Inc. .....................     53,743      1,855,208
  ProLogis.....................    234,717      2,138,272
  Public Storage, Inc. ........     26,689      1,784,426
  Simon Property Group, Inc. ..     43,018      2,219,729
  Ventas, Inc. ................     63,286      1,812,511
  Vornado Realty Trust.........     40,594      1,984,641
                                             ------------
TOTAL REAL ESTATE INVESTMENT
  TRUSTS (REITS)                               27,334,410
                                             ------------

  REAL ESTATE MANAGEMENT &
     DEVELOPMENT 0.5%
  CB Richard Ellis Group,
     Inc. -- Class A*..........    555,691      4,167,682
                                             ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                   4,167,682
                                             ------------

  ROAD & RAIL 0.9%
  Burlington Northern Santa Fe
     Corp. ....................     26,001      1,754,547
  CSX Corp. ...................     58,770      1,739,004
  Norfolk Southern Corp. ......     46,942      1,674,891
  Ryder System, Inc. ..........     54,710      1,514,920
  Union Pacific Corp. .........     37,326      1,834,200
                                             ------------
TOTAL ROAD & RAIL                               8,517,562
                                             ------------

  SEMICONDUCTORS &
     SEMICONDUCTOR EQUIPMENT
     3.4%
  Advanced Micro Devices,
     Inc.*.....................    504,271      1,820,418
  Altera Corp. ................     84,401      1,376,580
  Analog Devices, Inc. ........     72,812      1,549,439
  Applied Materials, Inc. .....    138,264      1,688,204
  Broadcom Corp. -- Class A*...     74,792      1,734,427
  Intel Corp. .................     97,446      1,537,698
  KLA-Tencor Corp. ............     71,849      1,993,091
  Linear Technology Corp. .....     63,756      1,388,606
  LSI Corp.*...................    456,135      1,751,558
  MEMC Electronic Materials,
     Inc.*.....................     95,285      1,543,617
  Microchip Technology, Inc. ..     70,830      1,629,090
  Micron Technology, Inc.*.....    404,378      1,973,365
  National Semiconductor
     Corp. ....................    135,901      1,681,095
  Novellus Systems, Inc.*......    100,303      1,811,472
  NVIDIA Corp.*................    146,955      1,687,043
  Teradyne, Inc.*..............    333,652      1,981,893
  Texas Instruments, Inc. .....     89,162      1,610,266
  Xilinx, Inc. ................     74,111      1,514,829
                                             ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    30,272,691
                                             ------------



  SOFTWARE 2.7%
  Adobe Systems, Inc.*.........     69,559      1,902,439
  Autodesk, Inc.*..............    106,482      2,123,251
  BMC Software, Inc.*..........     46,579      1,614,894
  CA, Inc. ....................     89,005      1,535,336
  Citrix Systems, Inc.*........     62,072      1,770,914
  Compuware Corp.*.............    258,228      1,931,545
  Electronic Arts, Inc.*.......     78,010      1,587,504
  Intuit, Inc.*................     55,431      1,282,119
  McAfee, Inc.*................     46,684      1,752,517
  Microsoft Corp. .............     85,848      1,739,281
  Novell, Inc.*................    340,457      1,280,118
  Oracle Corp. ................     84,782      1,639,684
  Salesforce.com, Inc.*........     41,464      1,775,074
  Symantec Corp.*..............    103,833      1,791,119
                                             ------------
TOTAL SOFTWARE                                 23,725,795
                                             ------------

  SPECIALTY RETAIL 3.6%
  Abercrombie & Fitch
     Co. -- Class A............     64,237      1,738,253
  AutoNation, Inc.*............    109,368      1,936,907
  AutoZone, Inc.*..............      9,162      1,524,465
  Bed Bath & Beyond, Inc.*.....     62,321      1,895,805
  Best Buy Co., Inc. ..........     43,972      1,687,645
  GameStop Corp. -- Class A*...     57,973      1,748,466
  Gap, Inc.(The)...............    118,428      1,840,371
  Home Depot, Inc. ............     65,630      1,727,382
  Limited Brands, Inc. ........    175,984      2,009,737
  Lowe's Cos., Inc. ...........     83,827      1,802,280
  O'Reilly Automotive, Inc.*...     42,121      1,636,401
  Office Depot, Inc.*..........  1,079,361      2,795,545
  RadioShack Corp. ............    171,429      2,413,720
  Sherwin-Williams Co.(The)....     32,843      1,860,228
  Staples, Inc. ...............     85,709      1,767,320
  Tiffany & Co. ...............     71,004      2,054,856
  TJX Cos., Inc. ..............     58,672      1,641,056
                                             ------------
TOTAL SPECIALTY RETAIL                         32,080,437
                                             ------------


See Notes to Financial Statements.

14


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONCLUDED)


  TEXTILES, APPAREL & LUXURY
     GOODS 0.8%
  Coach, Inc.*.................     94,638     $2,318,631
  NIKE, Inc. -- Class B........     31,770      1,666,972
  Polo Ralph Lauren Corp. .....     37,467      2,017,223
  V.F. Corp. ..................     25,773      1,527,566
                                             ------------
TOTAL TEXTILES, APPAREL &
  LUXURY GOODS                                  7,530,392
                                             ------------

  THRIFTS & MORTGAGE FINANCE
     0.3%
  Hudson City Bancorp, Inc. ...    131,224      1,648,174
  People's United Financial,
     Inc. .....................     86,776      1,355,441
                                             ------------
TOTAL THRIFTS & MORTGAGE
  FINANCE                                       3,003,615
                                             ------------

  TOBACCO 0.7%
  Altria Group, Inc. ..........     88,031      1,437,546
  Lorillard, Inc. .............     24,236      1,530,019
  Philip Morris International,
     Inc. .....................     39,399      1,426,244
  Reynolds American, Inc. .....     40,640      1,543,507
                                             ------------
TOTAL TOBACCO                                   5,937,316
                                             ------------

  TRADING COMPANIES &
     DISTRIBUTORS 0.4%
  Fastenal Co. ................     50,017      1,918,652
  W.W. Grainger, Inc. .........     21,755      1,824,810
                                             ------------
TOTAL TRADING COMPANIES &
  DISTRIBUTORS                                  3,743,462
                                             ------------

  WIRELESS TELECOMMUNICATION
     SERVICES 0.4%
  American Tower Corp. -- Class
     A*........................     47,705      1,515,111
  Sprint Nextel Corp.*.........    393,235      1,714,504
                                             ------------
TOTAL WIRELESS
  TELECOMMUNICATION SERVICES                    3,229,615
                                             ------------
TOTAL COMMON STOCKS
  (Cost $1,261,984,195)                       887,939,179
                                             ------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................  1,546,261      1,546,261
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,546,261)                             1,546,261
                                             ------------
TOTAL INVESTMENTS 99.9%
  (Cost $1,263,530,456)                       889,485,440
                                             ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                               595,386
                                             ------------
NET ASSETS--100.0%                           $890,080,826
---------------------------------------------------------



*    Non-Income Producing Security.





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      15




RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS 99.7%

  AEROSPACE & DEFENSE 2.0%
  Boeing Co. ..................     60,466     $2,421,663
  United Technologies Corp. ...     78,314      3,824,856
                                             ------------
TOTAL AEROSPACE & DEFENSE                       6,246,519
                                             ------------

  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service,
     Inc. -- Class B...........     55,038      2,880,689
                                             ------------
TOTAL AIR FREIGHT & LOGISTICS                   2,880,689
                                             ------------

  BEVERAGES 4.7%
  Coca-Cola Co.(The)...........    186,918      8,046,820
  PepsiCo, Inc. ...............    127,638      6,351,267
                                             ------------
TOTAL BEVERAGES                                14,398,087
                                             ------------

  CAPITAL MARKETS 1.7%
  Goldman Sachs Group,
     Inc.(The).................     40,364      5,186,774
                                             ------------
TOTAL CAPITAL MARKETS                           5,186,774
                                             ------------

  CHEMICALS 1.4%
  Monsanto Co. ................     44,162      3,748,912
  Mosaic Co (The)..............     12,492        505,301
                                             ------------
TOTAL CHEMICALS                                 4,254,213
                                             ------------

  COMMERCIAL BANKS 3.0%
  U.S. Bancorp.................    140,068      2,552,039
  Wells Fargo & Co. ...........    339,572      6,794,836
                                             ------------
TOTAL COMMERCIAL BANKS                          9,346,875
                                             ------------

  COMMUNICATIONS EQUIPMENT 4.8%
  Cisco Systems, Inc.*.........    475,358      9,183,916
  QUALCOMM, Inc. ..............    130,256      5,512,434
                                             ------------
TOTAL COMMUNICATIONS EQUIPMENT                 14,696,350
                                             ------------

  COMPUTERS & PERIPHERALS 8.9%
  Apple, Inc.*.................     70,944      8,926,884
  Hewlett-Packard Co. .........    198,388      7,138,000
  International Business
     Machines Corp. ...........    110,526     11,407,388
                                             ------------
TOTAL COMPUTERS & PERIPHERALS                  27,472,272
                                             ------------

  DIVERSIFIED FINANCIAL
     SERVICES 5.1%
  Bank of America Corp. .......    509,490      4,549,746
  Citigroup, Inc. .............    438,106      1,336,223
  JPMorgan Chase & Co. ........    298,068      9,836,244
                                             ------------
TOTAL DIVERSIFIED FINANCIAL
  SERVICES                                     15,722,213
                                             ------------

  DIVERSIFIED TELECOMMUNICATION
     SERVICES 6.3%
  AT&T, Inc. ..................    478,086     12,248,563
  Verizon Communications,
     Inc. .....................    229,394      6,959,814
                                             ------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                   19,208,377
                                             ------------

  ELECTRIC UTILITIES 0.8%
  Exelon Corp. ................     52,790      2,435,203
                                             ------------
TOTAL ELECTRIC UTILITIES                        2,435,203
                                             ------------

  ENERGY EQUIPMENT & SERVICES
     1.5%
  Schlumberger, Ltd. ..........     96,010      4,703,530
                                             ------------
TOTAL ENERGY EQUIPMENT &
  SERVICES                                      4,703,530
                                             ------------

  FOOD & STAPLES RETAILING 4.2%
  CVS Caremark Corp. ..........    115,024      3,655,463
  Wal-Mart Stores, Inc. .......    180,550      9,099,720
                                             ------------
TOTAL FOOD & STAPLES RETAILING                 12,755,183
                                             ------------

  HEALTH CARE EQUIPMENT &
     SUPPLIES 0.9%
  Medtronic, Inc. .............     90,378      2,892,096
                                             ------------
TOTAL HEALTH CARE EQUIPMENT &
  SUPPLIES                                      2,892,096
                                             ------------

  HOTELS, RESTAURANTS & LEISURE
     1.6%
  McDonald's Corp. ............     91,216      4,860,901
                                             ------------
TOTAL HOTELS, RESTAURANTS &
  LEISURE                                       4,860,901
                                             ------------

  HOUSEHOLD PRODUCTS 3.9%
  Procter & Gamble Co. ........    242,570    $11,992,661
                                             ------------
TOTAL HOUSEHOLD PRODUCTS                       11,992,661
                                             ------------

  INDUSTRIAL CONGLOMERATES 4.5%
  3M Co. ......................     56,674      3,264,422
  General Electric Co. ........    846,740     10,711,261
                                             ------------
TOTAL INDUSTRIAL CONGLOMERATES                 13,975,683
                                             ------------

  INSURANCE 0.1%
  American International Group,
     Inc. .....................    186,950        257,991
                                             ------------
TOTAL INSURANCE                                   257,991
                                             ------------

  INTERNET SOFTWARE & SERVICES
     2.5%
  Google, Inc. -- Class A*.....     19,054      7,544,812
                                             ------------
TOTAL INTERNET SOFTWARE &
  SERVICES                                      7,544,812
                                             ------------

  IT SERVICES 0.8%
  Visa, Inc. -- Class A........     36,024      2,340,119
                                             ------------
TOTAL IT SERVICES                               2,340,119
                                             ------------

  MEDIA 2.9%
  Comcast Corp. -- Class A.....    225,642      3,488,425
  Time Warner, Inc. ...........     95,990      2,095,462
  Walt Disney Co.(The).........    153,318      3,357,664
                                             ------------
TOTAL MEDIA                                     8,941,551
                                             ------------



  OIL, GAS & CONSUMABLE FUELS
     15.1%
  Chevron Corp. ...............    166,444     11,001,948
  ConocoPhillips...............    124,122      5,089,002
  Exxon Mobil Corp. ...........    400,426     26,696,402
  Occidental Petroleum Corp. ..     66,048      3,717,842
                                             ------------
TOTAL OIL, GAS & CONSUMABLE
  FUELS                                        46,505,194
                                             ------------

  PHARMACEUTICALS 11.6%
  Abbott Laboratories..........    124,194      5,197,519
  Eli Lilly & Co. .............     80,420      2,647,426
  Johnson & Johnson, Inc. .....    226,786     11,874,515


See Notes to Financial Statements.

16


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                   SHARES           VALUE
---------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Merck & Co., Inc. ...........    172,740     $4,187,218
  Pfizer, Inc. ................    544,410      7,273,318
  Wyeth........................    107,296      4,549,350
                                             ------------
TOTAL PHARMACEUTICALS                          35,729,346
                                             ------------

  SEMICONDUCTORS &
     SEMICONDUCTOR EQUIPMENT
     2.4%
  Intel Corp. .................    460,944      7,273,696
                                             ------------
TOTAL SEMICONDUCTORS &
  SEMICONDUCTOR EQUIPMENT                       7,273,696
                                             ------------

  SOFTWARE 6.2%
  Microsoft Corp. .............    646,032     13,088,608
  Oracle Corp. ................    313,402      6,061,195
                                             ------------
TOTAL SOFTWARE                                 19,149,803
                                             ------------

  TOBACCO 1.9%
  Philip Morris International,
     Inc. .....................    159,264      5,765,357
                                             ------------
TOTAL TOBACCO                                   5,765,357
                                             ------------
TOTAL COMMON STOCKS
  (Cost $490,685,903)                         306,535,495
                                             ------------

SHORT TERM INVESTMENTS 0.5%
  SSgA Government Money Market
     Fund......................  1,399,099      1,399,099
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,399,099)                             1,399,099
                                             ------------
TOTAL INVESTMENTS 100.2%
  (Cost $492,085,002)                         307,934,594
                                             ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.2)%                           (559,957)
                                             ------------
NET ASSETS--100.0%                           $307,374,637
---------------------------------------------------------



*    Non-Income Producing Security.





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      17





STATEMENT OF ASSETS AND LIABILITIES                   April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                           --------------   -------------
ASSETS
Investments at Market Value*.............................  $  889,485,440   $ 307,934,594
Receivables:
  Investments Sold.......................................              --       6,919,347
  Fund Shares Sold.......................................      17,020,328       6,681,333
  Dividends..............................................         840,028         523,426
                                                           --------------   -------------
     TOTAL ASSETS........................................     907,345,796     322,058,700
                                                           --------------   -------------
LIABILITIES
Payables:
  Investments Purchased..................................      17,003,009       8,055,438
  Fund Shares Repurchased................................              --       6,571,715
  Accrued Management Fees................................         261,961          56,910
                                                           --------------   -------------
     TOTAL LIABILITIES...................................      17,264,970      14,684,063
                                                           --------------   -------------
NET ASSETS...............................................  $  890,080,826   $ 307,374,637
                                                           ==============   =============
NET ASSETS CONSIST OF:
Paid-in Capital..........................................  $1,546,463,331   $ 533,945,791
Undistributed Net Investment Income......................         611,207         627,390
Accumulated Net Realized Loss on Investment Securities...    (282,948,696)    (43,048,136)
Net Unrealized Depreciation on Investment Securities.....    (374,045,016)   (184,150,408)
                                                           --------------   -------------
NET ASSETS...............................................  $  890,080,826   $ 307,374,637
                                                           ==============   =============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................      30,308,328       4,600,478
                                                           ==============   =============
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................  $        29.37   $       66.81
                                                           ==============   =============
*Total Cost of Investments...............................  $1,263,530,456   $ 492,085,002
                                                           ==============   =============





See Notes to Financial Statements.

18


STATEMENT OF OPERATIONS                                 For the Six Months Ended
                                                      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                RYDEX S&P   RYDEX RUSSELL
                                                                    EQUAL          TOP 50
                                                               WEIGHT ETF             ETF
                                                            -------------   -------------
INVESTMENT INCOME
  Dividends...............................................  $  10,107,935    $  6,784,508
                                                            -------------    ------------
EXPENSES
  Management Fee..........................................      1,443,559         397,804
                                                            -------------    ------------
Net Investment Income.....................................      8,664,376       6,386,704
                                                            -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss From:
  Investments.............................................   (158,872,454)     (8,891,984)
  In-kind Redemptions.....................................    (49,717,436)    (35,032,713)
                                                            -------------    ------------
     Net Realized Loss....................................   (208,589,890)    (43,924,697)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities...................................    185,871,136     (27,647,941)
                                                            -------------    ------------
Net Realized and Unrealized Loss on Investments...........    (22,718,754)    (71,572,638)
                                                            -------------    ------------
     NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.........................................  $ (14,054,378)   $(65,185,934)
                                                            =============    ============





See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      19




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        RYDEX S&P EQUAL WEIGHT ETF             RYDEX RUSSELL TOP 50 ETF
                                   -----------------------------------   -----------------------------------
                                   SIX MONTHS ENDED                      SIX MONTHS ENDED
                                     APRIL 30, 2009         YEAR ENDED     APRIL 30, 2009         YEAR ENDED
                                        (UNAUDITED)   OCTOBER 31, 2008        (UNAUDITED)   OCTOBER 31, 2008
                                   ----------------   ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income..........    $   8,664,376     $    22,366,704     $   6,386,704      $  13,478,166
  Net Realized Loss..............     (208,589,890)        (38,415,845)      (43,924,697)       (22,149,607)
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments..............      185,871,136        (632,923,455)      (27,647,941)      (210,678,370)
                                     -------------     ---------------     -------------      -------------
  Net Decrease in Net Assets
     Resulting From Operations...      (14,054,378)       (648,972,596)      (65,185,934)      (219,349,811)
                                     -------------     ---------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income..........       (8,053,169)        (21,971,144)       (6,598,281)       (13,329,460)
                                     -------------     ---------------     -------------      -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares
     Purchased...................      366,951,841         619,139,869       181,355,285        283,203,866
  Value of Shares Purchased
     through Dividend
     Reinvestments...............           12,490              39,088            13,347             22,733
  Value of Shares Redeemed.......     (298,192,874)     (1,282,510,869)     (237,087,835)      (297,024,052)
                                     -------------     ---------------     -------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions................       68,771,457        (663,331,912)      (55,719,203)       (13,797,453)
                                     -------------     ---------------     -------------      -------------
     Increase (Decrease) in Net
       Assets....................       46,663,910      (1,334,275,652)     (127,503,418)      (246,476,724)
NET ASSETS--BEGINNING OF PERIOD..      843,416,916       2,177,692,568       434,878,055        681,354,779
                                     -------------     ---------------     -------------      -------------
NET ASSETS--END OF PERIOD(1).....    $ 890,080,826     $   843,416,916     $ 307,374,637      $ 434,878,055
                                     =============     ===============     =============      =============
(1) Including Undistributed Net
    Investment Income............    $     611,207     $            --     $     627,390      $     838,967
                                     =============     ===============     =============      =============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...............       13,700,000          14,600,000         2,600,000          3,050,000
  Shares Purchased through
     Dividend Reinvestments......              477                 905               202                241
  Shares Redeemed................      (11,500,000)        (29,504,000)       (3,700,000)        (3,200,000)
  Shares Outstanding, Beginning
     of Period...................       28,107,851          43,010,946         5,700,276          5,850,035
                                     -------------     ---------------     -------------      -------------
  Shares Outstanding, End of
     Period......................       30,308,328          28,107,851         4,600,478          5,700,276
                                     =============     ===============     =============      =============





See Notes to Financial Statements.

20



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                RYDEX S&P EQUAL WEIGHT ETF
                           ----------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                     ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            APRIL 30, 2009      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                               (UNAUDITED)             2008             2007       2006(1)(2)          2005(1)          2004(1)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD....           $30.01           $50.63           $46.06           $39.68           $35.70           $31.61
                                  --------         --------       ----------       ----------       ----------         --------
Net Investment Income*...             0.31             0.72             0.59             0.52             0.43             0.37
Net Realized and
  Unrealized Gain (Loss)
  on Investments.........            (0.64)          (20.64)            4.56             6.36             3.95             4.08
                                  --------         --------       ----------       ----------       ----------         --------
TOTAL FROM INVESTMENT
  OPERATIONS.............            (0.33)          (19.92)            5.15             6.88             4.38             4.45
                                  --------         --------       ----------       ----------       ----------         --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income....            (0.31)           (0.70)           (0.58)           (0.50)           (0.40)           (0.36)
                                  --------         --------       ----------       ----------       ----------         --------
NET ASSET VALUE AT END OF
  PERIOD.................           $29.37           $30.01           $50.63           $46.06           $39.68           $35.70
                                  ========         ========       ==========       ==========       ==========         ========
TOTAL RETURN**...........            (1.96)%         (39.75)%          11.23%           17.42%           12.29%           14.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's
  Omitted)...............         $890,081         $843,417       $2,177,693       $1,759,797       $1,071,410         $485,636
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses.................             0.40%***         0.40%            0.40%            0.40%            0.40%            0.40%
Net Investment Income....             2.37%***         1.65%            1.22%            1.21%            1.11%            1.09%
Portfolio Turnover
  Rate+..................               21%              32%              25%              16%              22%              55%



    (1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
    (2) Beginning with the year ended October 31, 2006, the fund was audited by Ernest & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      * Based on average shares outstanding.
     ** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
    *** Annualized.
     + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT      21




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 RYDEX RUSSELL TOP 50 ETF
                                   -----------------------------------------------------------------------------------
                                        SIX MONTHS
                                             ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                    APRIL 30, 2009      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                       (UNAUDITED)             2008             2007          2006(1)            2005*
                                   ---------------  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD.........................           $76.29          $116.47          $104.15           $91.39           $91.51
                                          --------         --------         --------         --------         --------
Net Investment Income**..........             1.05             2.34             2.15             1.92             0.79
Net Realized and Unrealized Gain
  (Loss) on Investments..........            (9.47)          (40.20)           12.25            12.71            (0.46)
                                          --------         --------         --------         --------         --------
TOTAL FROM INVESTMENT
  OPERATIONS.....................            (8.42)          (37.86)           14.40            14.63             0.33
                                          --------         --------         --------         --------         --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income............            (1.06)           (2.32)           (2.08)           (1.87)           (0.45)
                                          --------         --------         --------         --------         --------
NET ASSET VALUE AT END OF
  PERIOD.........................           $66.81           $76.29          $116.47          $104.15           $91.39
                                          ========         ========         ========         ========         ========
TOTAL RETURN***..................           (22.20)%         (32.92)%          13.96%           16.18%            0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)................         $307,375         $434,878         $681,355         $364,541         $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses.........................             0.20%****        0.20%            0.20%            0.20%            0.20%****
Net Investment Income............             3.17%****        2.37%            1.96%            1.98%            1.74%****
Portfolio Turnover Rate+.........                5%              10%               8%               7%               1%



      * The Fund commenced operations on May 4, 2005.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (1) Beginning with the year ended October 31, 2006, the fund was audited by Ernest & Young LLP. The previous periods were audited by another independent registered public accounting firm.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

22



NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two funds: Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, which acts as the Funds' investment advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could

                                                      SEMI-ANNUAL REPORT      23




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the six months ended April 30, 2009, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 -- 2008), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2009, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind net capital gains for the period ended April 30, 2009 are disclosed in the Fund's Statement of Operations.

At April 30, 2009, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                        GROSS          GROSS
                                                     IDENTIFIED    UNREALIZED     UNREALIZED  NET UNREALIZED
                                                           COST  APPRECIATION   DEPRECIATION    DEPRECIATION
                                                 --------------  ------------  -------------  --------------
Rydex S&P Equal Weight ETF....................   $1,263,530,456   $11,604,723  $(385,649,739) $(374,045,016)
Rydex Russell Top 50 ETF......................      492,085,002            --   (184,150,408)  (184,150,408)


E. FAIR VALUE MEASUREMENT

Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2009:

                                                LEVEL 1                       LEVEL 2                       LEVEL 3
                                 LEVEL 1          OTHER        LEVEL 2          OTHER        LEVEL 3          OTHER
                             INVESTMENTS      FINANCIAL    INVESTMENTS      FINANCIAL    INVESTMENTS      FINANCIAL
FUND                       IN SECURITIES    INSTRUMENTS  IN SECURITIES    INSTRUMENTS  IN SECURITIES    INSTRUMENTS         TOTAL
----                       -------------  -------------  -------------  -------------  -------------  -------------  ------------
ASSETS
Rydex S&P Equal Weight
  ETF....................   $889,485,440       $     --       $     --       $     --       $     --       $     --  $889,485,440
Rydex Russell Top 50
  ETF....................    307,934,594             --             --             --             --             --   307,934,594


F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FAS 157-4"), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 157-4 will have on the Funds' financial statement disclosures.

In May 2009, FASB issued FASB Staff Position FSP FAS 165, "Subsequent Events" ("FAS 165"), which provides additional guidance with respect to financial reporting of subsequent events, specifically; the period covered by subsequent events, the circumstance under which subsequent events will be recognized and the disclosure an entity will make about events or transactions that occur after balance sheet date. FAS 165 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives an advisory fee at the annual rate shown below of the average daily net assets of each Fund.

                                                                       ADVISORY FEE
                                                                       ------------
Rydex S&P Equal Weight ETF...........................................      0.40%
Rydex Russell Top 50 ETF.............................................      0.20%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the

                                                      SEMI-ANNUAL REPORT      25




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------


Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                             MINIMUM
                                                                     TRANSACTION FEE
                                                                     ---------------
Rydex S&P Equal Weight ETF.........................................       $2,000
Rydex Russell Top 50 ETF...........................................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
                                                              -------------   ------------
Rydex S&P Equal Weight ETF..................................   $329,975,091   $261,008,759
Rydex Russell Top 50 ETF....................................    176,882,839    232,624,971


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                 PURCHASES          SALES
                                                              ------------   ------------
Rydex S&P Equal Weight ETF..................................  $162,132,794   $160,541,745
Rydex Russell Top 50 ETF....................................    19,018,454     18,075,461


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2009.

26



SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended September 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                      SEMI-ANNUAL REPORT      27




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS


                                       LENGTH OF SERVICE
   NAME, POSITION AND                     AS TRUSTEE                    NUMBER OF FUNDS
     YEAR OF BIRTH                       (YEAR BEGAN)                      OVERSEEN
-----------------------             ----------------------             ----------------
CARL G. VERBONCOEUR*                     Rydex Series                         152
Trustee, President                       Funds - 2004
(1952)                                  Rydex Variable
                                         Trust - 2004
                                         Rydex Dynamic
                                         Funds - 2004
                                    Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex Specialized Products,
LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to
2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003
to 2009).

                                 ---------------------

MICHAEL P. BYRUM*                        Rydex Series                         152
Trustee, Vice President                  Funds - 2005
and Secretary (1970)                    Rydex Variable
                                         Trust - 2005
                                         Rydex Dynamic
                                         Funds - 2005
                                    Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex
Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to
2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex
Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of
Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004
to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc.
(2003 to 2004)
---------------------------------------------------------------------------------------




INDEPENDENT TRUSTEES


                                       LENGTH OF SERVICE
   NAME, POSITION AND                     AS TRUSTEE                    NUMBER OF FUNDS
     YEAR OF BIRTH                       (YEAR BEGAN)                      OVERSEEN
-----------------------             ----------------------             ----------------
JOHN O. DEMARET                          Rydex Series                         152
Trustee, Chairman of                     Funds - 1997
the Board (1940)                        Rydex Variable
                                         Trust - 1998
                                         Rydex Dynamic
                                         Funds - 1999
                                    Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                 ---------------------

COREY A. COLEHOUR                        Rydex Series                         152
Trustee (1945)                           Funds - 1993
                                        Rydex Variable
                                         Trust - 1998
                                         Rydex Dynamic
                                         Funds - 1999
                                    Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management, registered investment advisor (2005 to 2006); Senior
Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                                 ---------------------

J. KENNETH DALTON                        Rydex Series                         152
Trustee (1941)                           Funds - 1995
                                        Rydex Variable
                                         Trust - 1998
                                         Rydex Dynamic
                                         Funds - 1999
                                    Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor,
The Dalton Group

                                 ---------------------

WERNER E. KELLER                         Rydex Series                         152
Trustee (1940)                           Funds - 2005
                                        Rydex Variable
                                         Trust - 2005
                                         Rydex Dynamic
                                         Funds - 2005
                                    Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                 ---------------------

THOMAS F. LYDON, JR.                     Rydex Series                         152
Trustee (1960)                           Funds - 2005
                                        Rydex Variable
                                         Trust - 2005
                                         Rydex Dynamic
                                         Funds - 2005
                                    Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                 ---------------------

PATRICK T. MCCARVILLE                    Rydex Series                         152
Trustee (1942)                           Funds - 1997
                                        Rydex Variable
                                         Trust - 1998
                                         Rydex Dynamic
                                         Funds - 1999
                                    Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par
Industries, Inc.

                                 ---------------------

ROGER SOMERS                             Rydex Series                         152
Trustee (1944)                           Funds - 1993
                                        Rydex Variable
                                         Trust - 1998
                                         Rydex Dynamic
                                         Funds - 1999
                                    Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

---------------------------------------------------------------------------------------


28



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

            NAME, POSITION AND                       PRINCIPAL OCCUPATIONS
              YEAR OF BIRTH                          DURING PAST FIVE YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.

(RYDEX | SGI(SM) LOGO)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF1-SEMI-0409X1009

                                                                  APRIL 30, 2009

                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                                                          (RYDEX | SGI(SM) LOGO)

                                                          SEMI-ANNUAL REPORT   1






 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS...............................................     2

FEES AND EXPENSES........................................................     4

PREMIUM AND DISCOUNT INFORMATION.........................................     5

PORTFOLIO SUMMARY........................................................     8

SCHEDULES OF INVESTMENTS.................................................    23

STATEMENTS OF ASSETS AND LIABILITIES.....................................    46

STATEMENTS OF OPERATIONS.................................................    50

STATEMENTS OF CHANGES IN NET ASSETS......................................    54

FINANCIAL HIGHLIGHTS.....................................................    62

NOTES TO FINANCIAL STATEMENTS............................................    77

SUPPLEMENTAL INFORMATION.................................................    83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................    84

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Last year was a difficult one for many as unemployment increased, housing values decreased and the impact of an economic slowdown reverberated in stock markets around the world. As we enter a new market environment in which investors, regulators and legislators have a dramatically reduced tolerance for risk and a greater demand for transparency, investment professionals are increasingly turning to exchange traded funds (ETFs). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, Rydex is a proud participant in the ETF space with $4 billion in ETF assets and more than 40 exchange traded products.

Growing Industry Influence. More investment advisors are gravitating to ETFs for their flexibility, transparency and lower expense ratios. In fact, nearly all of the advisors (83%) who took part in the Rydex AdvisorBenchmarking(TM) November 2008 Survey believe that ETFs will be their primary investment vehicle in 2009. While ETF assets have fallen 12.9% over the past 12 months to $495B from $569B, the number of ETF products in the market actually climbed
16% -- with greatest growth in global and international ETFs. According to the Investment Company Institute, there are now more than 719 ETFs in this category versus 614 a year ago -- a notable 41% increase. Some industry experts even see ETFs' popularity encroaching on sacred mutual fund territory. In April, Lipper reported that "Sales of new ETFs appear to be replacing sales of new mutual funds over the past several years. ETF launches now exceed 30% of all new (fund) products."

Unprecedented Market Conditions. The financial crisis that unfolded earlier this year affected nearly every conceivable asset class, resulting in huge declines in wealth -- regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment class was spared the widespread panic that washed over the world's financial markets. In the U.S. alone, the major stock market averages lost more than 20% of their value as the entire financial system seized up and choked as the engine of any economy -- bank lending -- stalled out. The resulting crash in global stock markets was as steep as anything we witnessed since the historic stock market crash of 1929. Huge financial dominoes began to fall as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with or were reborn as commercial banks. Among other things, the crisis showed us that the Wall Street formula of highly leveraged balance sheets, coupled with the need to access working capital on a daily basis, proved to be lethal when backed by seemingly worthless assets. And as the willingness to lend disappeared, so did Wall Street's daily lifeline.

Historic Government Intervention. September 2008 proved to be a historic month for unprecedented government intervention in the equity markets. On September 18, the U.S. Treasury announced the establishment of a temporary guarantee program for money market mutual funds after the Reserve Primary Fund "broke the buck" -- causing a massive exodus from money market mutual funds. The next day, on September 19, the Securities and Exchange Commission (SEC) issued a temporary ban prohibiting the short sales of certain financial securities. We complied with the SEC action by suspending trading of the Rydex Inverse 2x S&P Select Sector Financial ETF until the ban was lifted on October 8, 2008. The month of September also saw the takeover of Fannie Mae, Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual, which pointed to a near takeover of the global financial system by the government. In this history-making period, government at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. This culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Newly sworn-in government officials committed $12 trillion to programs designed to offset credit and sub-prime mortgage-related issues that were negatively impacting the financial services industry. This historic government intervention kicked into high gear during the fall when Congress established The Emergency Economic Stabilization Act of 2008 (EESA) in an effort to help strengthen the U.S. economy. Primarily, the act authorized the Troubled Assets Relief Program
(TARP), which was originally structured to purchase troubled assets from ailing banks but quickly morphed into an effort to recapitalize the banking industry.

Signs of a Recovery. The question at the forefront of everyone's mind still remains: Will it all work? While it looks like the Dow Jones Industrial Average finally found its bottom of 6547.05 on March 9, investors still remain cautious. The new administration has rightly made the economy its top priority and we are starting to see some proverbial light at the end of the tunnel. All major U.S. indices ended April in positive territory with the NASDAQ Composite posting a 12.35% gain, the S&P 500 jumping to 9.39% and the Dow Industrials closing out the month with a respectable 7.35% gain. In fact, April proved to be a solid month of recovery as the NASDAQ reported its best April percentage gain since 2001 (when it gained 14.99%), the S&P posted its best gain since 1938 (when it gained 15.06%) and the Dow had its best monthly gain since last March, when it rose 7.77%.

On the housing front, home-sales figures in recent weeks have shown a slower pace of decline and the slide in property prices appears to have stabilized. Former Federal Reserve Chairman Alan Greenspan even went on record in early May stating that the U.S. housing market may be on the verge of a recovery and that it's "very easy to see" the financial markets continuing to improve. While there's still

                                                          SEMI-ANNUAL REPORT   3






--------------------------------------------------------------------------------


a long way to go to repair the carnage we experienced over the past six months, I'm optimistic that we can -- and will -- endure. We appreciate the trust that you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of ETFs to help you meet your financial goals.

Sincerely,


-s- MIKE BYRUM, CFA
Mike Byrum, CFA
President and Chief Investment Officer

Read the fund's prospectus carefully before investing. It contains the fund's investment objectives, risks, charges, expenses and other information. Obtain a prospectus at rydexinvestments.com or call 800.258.4332.

The opinions and forecasts expressed are those of Security Global Investors as of June 1, 2009, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any specific security or strategy.

AdvisorBenchmarking.com and the Rydex PracticeValue program are services of Advisor Research Center, Inc., an affiliate of Rydex Investments. Advisor Research Center, Inc., and its affiliates make no warranties, expressed or implied, as to results to be obtained from the use of information provided by the Rydex PracticeValue program and/or AdvisorBenchmarking.com, and Advisor Research Center, Inc., expressly disclaims all warranties of merchantability or fitness for a particular purpose of use with respect thereto. While Advisor Research Center, Inc., believes the information to be reliable, Advisor Research Center, Inc., and its affiliates shall not be liable for any claims or losses of any nature in connection with the information contained in this publication.

4




FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2008 and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING         EXPENSES PAID
                                                           ACCOUNT     ACCOUNT                DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/08     4/30/09   10/31/08 TO 4/30/09
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF...............    0.34%   $1,000.00   $  875.60          $1.63
  Rydex S&P 500 Pure Growth ETF..............    0.35%    1,000.00    1,028.40           1.76
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%    1,000.00      937.60           1.68
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.34%    1,000.00    1,084.50           1.81
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%    1,000.00      942.20           1.69
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%    1,000.00      996.60           1.73
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,092.00           2.59
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.49%    1,000.00      983.10           2.46
  Rydex S&P Equal Weight Energy ETF..........    0.49%    1,000.00      936.70           2.40
  Rydex S&P Equal Weight Financials ETF......    0.50%    1,000.00      771.20           2.20
  Rydex S&P Equal Weight Health Care ETF.....    0.50%    1,000.00      990.20           2.47
  Rydex S&P Equal Weight Industrials ETF.....    0.49%    1,000.00      966.00           2.44
  Rydex S&P Equal Weight Materials ETF.......    0.49%    1,000.00    1,102.30           2.61
  Rydex S&P Equal Weight Technology ETF......    0.49%    1,000.00    1,103.10           2.61
  Rydex S&P Equal Weight Utilities ETF.......    0.50%    1,000.00      944.90           2.41
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P 500 Pure Value ETF...............    0.34%    1,000.00    1,023.06           1.76
  Rydex S&P 500 Pure Growth ETF..............    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.34%    1,000.00    1,023.06           1.76
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%    1,000.00    1,023.06           1.76
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.49%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Energy ETF..........    0.49%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Financials ETF......    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Health Care ETF.....    0.50%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Industrials ETF.....    0.49%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Materials ETF.......    0.49%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Technology ETF......    0.49%    1,000.00    1,022.32           2.51
  Rydex S&P Equal Weight Utilities ETF**.....    0.50%    1,000.00    1,022.32           2.51


--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                          SEMI-ANNUAL REPORT   5





PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the six months ended April 30, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

6




PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                     NUMBER OF DAYS
                                             -------------------------------------------------------------
                                                                                                     RYDEX
                                                        RYDEX       RYDEX        RYDEX     RYDEX
                                               RYDEX                                         S&P       S&P
                                             S&P 500  S&P 500         S&P          S&P  SMALLCAP  SMALLCAP
                                                PURE     PURE  MIDCAP 400   MIDCAP 400  600 PURE  600 PURE
                                               VALUE   GROWTH  PURE VALUE  PURE GROWTH     VALUE    GROWTH
                                                 ETF      ETF         ETF          ETF       ETF       ETF
PREMIUM/DISCOUNT RANGE                       -------  -------  ----------  -----------  --------  --------
Greater than 8%............................      0        0          0           0           0         0
Between 3.01% and 8%.......................      2        2          5           0           4         4
Between 1.01% and 3%.......................     31       16         20          10          20        36
Between .51% and 1%........................     36       24         29          22          38        34
Between .26% and .5%.......................     47       54         50          32          74        52
Between .25% and 0%........................    308      292        241         274         251       210
Between -0.01% and -0.25%..................    258      310        303         325         255       291
Between -0.26% and -0.5%...................     56       47         60          81          61        79
Between -0.51% and -1%.....................     33       24         31          34          51        51
Between -1.01% and -3%.....................     24       26         46          19          38        36
Between -3.01% and -8%.....................      3        3         13           1           6         5
Less than 8%...............................      0        0          0           0           0         0
Total......................................    798      798        798         798         798       798



                                                                           PERCENTAGE
                                                                         OF TOTAL DAYS
                                               -----------------------------------------------------------------
                                                                                                           RYDEX
                                                           RYDEX        RYDEX        RYDEX      RYDEX
                                                 RYDEX                    S&P          S&P        S&P        S&P
                                               S&P 500   S&P 500   MIDCAP 400   MIDCAP 400   SMALLCAP   SMALLCAP
                                                  PURE      PURE         PURE         PURE   600 PURE   600 PURE
                                                 VALUE    GROWTH        VALUE       GROWTH      VALUE     GROWTH
                                                   ETF       ETF          ETF          ETF        ETF        ETF
PREMIUM/DISCOUNT RANGE                         -------   -------   ----------   ----------   --------   --------
Greater than 8%.............................      0.00%     0.00%      0.00%        0.00%       0.00%      0.00%
Between 3.01% and 8%........................      0.25%     0.25%      0.63%        0.00%       0.50%      0.50%
Between 1.01% and 3%........................      3.88%     2.01%      2.51%        1.25%       2.51%      4.51%
Between .51% and 1%.........................      4.51%     3.01%      3.63%        2.76%       4.76%      4.26%
Between .26% and .5%........................      5.89%     6.77%      6.27%        4.01%       9.27%      6.52%
Between .25% and 0%.........................     38.60%    36.59%     30.20%       34.34%      31.45%     26.32%
Between -0.01% and -0.25%...................     32.33%    38.85%     37.97%       40.73%      31.95%     36.47%
Between -0.26% and -0.5%....................      7.02%     5.89%      7.52%       10.15%       7.64%      9.90%
Between -0.51% and -1%......................      4.14%     3.01%      3.88%        4.26%       6.39%      6.39%
Between -1.01% and -3%......................      3.01%     3.26%      5.76%        2.38%       4.76%      4.51%
Between -3.01% and -8%......................      0.38%     0.38%      1.63%        0.13%       0.75%      0.63%
Less than 8%................................      0.00%     0.00%      0.00%        0.00%       0.00%      0.00%
Total.......................................    100.00%   100.00%    100.00%      100.00%     100.00%    100.00%

                                                          SEMI-ANNUAL REPORT   7





PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                  NUMBER OF DAYS
                       ---------------------------------------------------------------------------------------------------
                               RYDEX     RYDEX
                           S&P EQUAL S&P EQUAL     RYDEX      RYDEX       RYDEX       RYDEX     RYDEX      RYDEX     RYDEX
                              WEIGHT    WEIGHT S&P EQUAL  S&P EQUAL   S&P EQUAL   S&P EQUAL S&P EQUAL  S&P EQUAL S&P EQUAL
                            CONSUMER  CONSUMER    WEIGHT     WEIGHT      WEIGHT      WEIGHT    WEIGHT     WEIGHT    WEIGHT
                       DISCRETIONARY   STAPLES    ENERGY FINANCIALS HEALTH CARE INDUSTRIALS MATERIALS TECHNOLOGY UTILITIES
                                 ETF       ETF       ETF        ETF         ETF         ETF       ETF        ETF       ETF
PREMIUM/DISCOUNT RANGE ------------- --------- --------- ---------- ----------- ----------- --------- ---------- ---------
Greater than 10%......        0           0         0          1          0           0          0          0         0
Between 8.01% and
  10%.................        1           0         0          0          0           0          0          0         0
Between 3.01% and 8%..        7           0         7         12          0           5          3          6         2
Between 1.01% and 3%..       16          16        24         46          6          36         35         23        23
Between .51% and 1%...       24          29        43         41         25          29         33         30        30
Between .26% and .5%..       24          38        48         34         42          38         41         38        43
Between .25% and 0%...      192         211       153        149        244         190        177        198       183
Between -0.01% and
  -0.25%..............      257         237       193        195        216         226        200        195       225
Between -0.26% and
  -0.5%...............       56          47        55         40         58          37         55         57        55
Between -0.51% and
  -1%.................       32          36        53         47         30          40         39         46        44
Between -1.01% and
  -3%.................       11          13        39         44          6          23         39         32        17
Between -3.01% and
  -8%.................        6           0        12         16          0           3          5          2         5
Between 8.01% and
  10%.................        1           0         0          1          0           0          0          0         0
Less than 10%.........        0           0         0          1          0           0          0          0         0
Total.................      627         627       627        627        627         627        627        627       627



                                                                      PERCENTAGE
                                                                    OF TOTAL DAYS
                         ---------------------------------------------------------------------------------------------------
                                 RYDEX     RYDEX
                             S&P EQUAL S&P EQUAL     RYDEX      RYDEX       RYDEX       RYDEX     RYDEX      RYDEX     RYDEX
                                WEIGHT    WEIGHT S&P EQUAL  S&P EQUAL   S&P EQUAL   S&P EQUAL S&P EQUAL  S&P EQUAL S&P EQUAL
                              CONSUMER  CONSUMER    WEIGHT     WEIGHT      WEIGHT      WEIGHT    WEIGHT     WEIGHT    WEIGHT
                         DISCRETIONARY   STAPLES    ENERGY FINANCIALS HEALTH CARE INDUSTRIALS MATERIALS TECHNOLOGY UTILITIES
                                   ETF       ETF       ETF        ETF         ETF         ETF       ETF        ETF       ETF
PREMIUM/DISCOUNT RANGE   ------------- --------- --------- ---------- ----------- ----------- --------- ---------- ---------

Greater than 10%........       0.00%       0.00%     0.00%     0.16%       0.00%       0.00%      0.00%     0.00%      0.00%
Between 8.01% and 10%...       0.16%       0.00%     0.00%     0.00%       0.00%       0.00%      0.00%     0.00%      0.00%
Between 3.01% and 8%....       1.12%       0.00%     1.12%     1.91%       0.00%       0.80%      0.48%     0.96%      0.32%
Between 1.01% and 3%....       2.55%       2.55%     3.83%     7.34%       0.96%       5.74%      5.58%     3.67%      3.67%
Between .51% and 1%.....       3.83%       4.63%     6.86%     6.54%       3.99%       4.63%      5.26%     4.78%      4.78%
Between .26% and .5%....       3.83%       6.06%     7.66%     5.42%       6.70%       6.06%      6.54%     6.06%      6.86%
Between .25% and 0%.....      30.62%      33.65%    24.40%    23.76%      38.92%      30.30%     28.23%    31.58%     29.19%
Between -0.01% and
  -0.25%................      40.99%      37.80%    30.78%    31.10%      34.45%      36.04%     31.90%    31.10%     35.89%
Between -0.26% and
  -0.5%.................       8.93%       7.50%     8.77%     6.38%       9.25%       5.90%      8.77%     9.09%      8.77%
Between -0.51% and -1%..       5.10%       5.74%     8.45%     7.50%       4.78%       6.38%      6.22%     7.34%      7.02%
Between -1.01% and -3%..       1.75%       2.07%     6.22%     7.02%       0.96%       3.67%      6.22%     5.10%      2.71%
Between -3.01% and -8%..       0.96%       0.00%     1.91%     2.55%       0.00%       0.48%      0.80%     0.32%      0.80%
Between 8.01% and 10%...       0.16%       0.00%     0.00%     0.16%       0.00%       0.00%      0.00%     0.00%      0.00%
Less than 10%...........       0.00%       0.00%     0.00%     0.16%       0.00%       0.00%      0.00%     0.00%      0.00%
Total...................     100.00%     100.00%   100.00%   100.00%     100.00%     100.00%    100.00%   100.00%    100.00%

8



RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
XL CAPITAL, LTD. -- CLASS A                                                5.95%
SUPERVALU, INC.                                                            2.78%
TESORO CORP.                                                               2.65%
PROLOGIS                                                                   2.47%
MACY'S, INC.                                                               2.44%
WYNDHAM WORLDWIDE CORP.                                                    2.26%
FORD MOTOR CO.                                                             2.25%
AMERICAN INTERNATIONAL GROUP, INC.                                         1.88%
OFFICE DEPOT, INC.                                                         1.88%
MORGAN STANLEY                                                             1.84%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   32.42
Consumer Discretionary                       23.70
Materials                                     8.55
Utilities                                     7.59
Consumer Staples                              6.98
Information Technology                        4.47
Energy                                        4.39
Industrials                                   4.31
Telecommunication Services                    4.31
Health Care                                   3.28




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT   9




RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SEARS HOLDINGS CORP.                                                       1.97%
FREEPORT-MCMORAN COPPER & GOLD, INC.                                       1.96%
INTUITIVE SURGICAL, INC.                                                   1.54%
AKAMAI TECHNOLOGIES, INC.                                                  1.48%
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                    1.46%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                            1.40%
SANDISK CORP.                                                              1.37%
AGILENT TECHNOLOGIES, INC.                                                 1.36%
GOLDMAN SACHS GROUP, INC.                                                  1.35%
SALESFORCE.COM, INC.                                                       1.35%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       30.28
Energy                                       15.90
Consumer Discretionary                       14.86
Health Care                                  12.23
Industrials                                   9.11
Financials                                    7.61
Materials                                     5.17
Consumer Staples                              4.39
Utilities                                     0.45




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10



RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
TEMPLE-INLAND, INC.                                                        7.23%
ASHLAND, INC.                                                              4.89%
LOUISIANA-PACIFIC CORP.                                                    3.23%
WILLIAMS-SONOMA, INC.                                                      3.08%
OSHKOSH CORP.                                                              3.04%
FOOT LOCKER, INC.                                                          2.66%
BARNES & NOBLE, INC.                                                       2.54%
BRINKER INTERNATIONAL, INC.                                                2.35%
TECH DATA CORP.                                                            2.31%
BOYD GAMING CORP.                                                          1.96%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   26.64
Consumer Discretionary                       21.07
Materials                                    19.46
Industrials                                  11.52
Information Technology                        9.93
Utilities                                     5.24
Health Care                                   3.56
Consumer Staples                              1.88
Energy                                        0.70




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  11




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


        DESCRIPTION                                                  % OF NET ASSETS
------------------------------------------------------------------------------------
AEROPOSTALE, INC.                                                          2.41%
COMMSCOPE, INC.                                                            2.22%
J. CREW GROUP, INC.                                                        2.13%
SEPRACOR, INC.                                                             2.06%
SOTHEBY'S                                                                  2.05%
HANSEN NATURAL CORP.                                                       1.89%
WESTERN DIGITAL CORP.                                                      1.81%
LAM RESEARCH CORP.                                                         1.67%
CHICO'S FAS, INC.                                                          1.62%
UNITED THERAPEUTICS CORP.                                                  1.56%
------------------------------------------------------------------------------------


SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       27.08
Information Technology                       18.40
Industrials                                  17.29
Health Care                                  11.35
Energy                                       11.08
Financials                                    6.42
Materials                                     4.78
Consumer Staples                              3.60




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

12



Rydex S&P SmallCap 600 Pure Value ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
RUBY TUESDAY, INC.                                                         6.43%
O'CHARLEYS, INC.                                                           4.61%
STEIN MART, INC.                                                           3.75%
NATIONAL FINANCIAL PARTNERS CORP.                                          3.03%
GEVITY HR, INC.                                                            2.86%
BRUNSWICK CORP.                                                            2.59%
GROUP 1 AUTOMOTIVE, INC.                                                   2.40%
SYNNEX CORP.                                                               2.40%
FLAGSTAR BANCORP, INC.                                                     2.37%
SONIC AUTOMOTIVE, INC. -- CLASS A                                          2.16%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       50.46
Financials                                   22.40
Information Technology                       13.70
Industrials                                   7.63
Materials                                     2.76
Consumer Staples                              1.54
Utilities                                     1.05
Telecommunication Services                    0.46




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  13




Rydex S&P SmallCap 600 Pure Growth ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
RUTH'S HOSPITALITY GROUP, INC.                                             2.36%
CROCS, INC.                                                                1.76%
KULICKE & SOFFA INDUSTRIES, INC.                                           1.57%
WRIGHT EXPRESS CORP.                                                       1.47%
LCA-VISION, INC.                                                           1.45%
MANNATECH, INC.                                                            1.45%
TRADESTATION GROUP, INC.                                                   1.43%
INTEVAC, INC.                                                              1.43%
TRUE RELIGION APPAREL, INC.                                                1.40%
PERICOM SEMICONDUCTOR CORP.                                                1.21%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       31.16
Consumer Discretionary                       22.44
Health Care                                  12.28
Industrials                                   9.32
Energy                                        8.89
Financials                                    8.65
Consumer Staples                              4.15
Materials                                     3.11




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

14



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP.                                                    2.56%
FORD MOTOR CO.                                                             1.94%
WYNN RESORTS, LTD.                                                         1.70%
OFFICE DEPOT, INC.                                                         1.67%
GOODYEAR TIRE & RUBBER CO.                                                 1.66%
GANNETT CO., INC.                                                          1.62%
J.C. PENNEY CO., INC.                                                      1.58%
HARLEY-DAVIDSON, INC.                                                      1.54%
EXPEDIA, INC.                                                              1.53%
WHIRLPOOL CORP.                                                            1.53%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             19.74
Media                                        19.69
Household Durables                           16.94
Hotels, Restaurants & Leisure                13.53
Multiline Retail                             10.19
Textiles, Apparel & Luxury Goods              4.68
Automobiles                                   4.02
Auto Components                               3.16
Leisure Equipment & Products                  2.94
Internet & Catalog Retail                     2.56
Diversified Consumer Services                 1.47
Distributors                                  1.08




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  15




RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PEPSI BOTTLING GROUP, INC.                                                 3.45%
COCA-COLA ENTERPRISES, INC.                                                3.21%
DR PEPPER SNAPPLE GROUP, INC.                                              3.14%
WALGREEN CO.                                                               2.89%
WHOLE FOODS MARKET, INC.                                                   2.82%
ESTEE LAUDER COS., INC. -- CLASS A                                         2.78%
AVON PRODUCTS, INC.                                                        2.70%
CONAGRA FOODS, INC.                                                        2.70%
CVS CAREMARK CORP.                                                         2.63%
BROWN-FORMAN CORP. -- CLASS B                                              2.61%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                32.37
Food & Staples Retailing                     22.14
Beverages                                    21.52
Household Products                            9.46
Tobacco                                       9.00
Personal Products                             5.51




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

16



RYDEX S&P EQUAL WEIGHT ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
NABORS INDUSTRIES, LTD.                                                    3.39%
MASSEY ENERGY CO.                                                          3.22%
PIONEER NATURAL RESOURCES CO.                                              3.20%
BJ SERVICES CO.                                                            3.12%
MARATHON OIL CORP.                                                         2.82%
CABOT OIL & GAS CORP.                                                      2.77%
HALLIBURTON CO.                                                            2.77%
WILLIAMS COS., INC.                                                        2.76%
SCHLUMBERGER, LTD.                                                         2.71%
SOUTHWESTERN ENERGY CO.                                                    2.67%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*
(PIE CHART)

Oil, Gas & Consumable Fuels                  70.33
Energy Equipment & Services                  29.67




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  17




RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP, INC. -- CLASS A                                    2.79%
PRINCIPAL FINANCIAL GROUP, INC.                                            2.07%
XL CAPITAL, LTD. -- CLASS A                                                1.94%
AMERICAN EXPRESS CO.                                                       1.86%
FIFTH THIRD BANCORP                                                        1.84%
HOST HOTELS & RESORTS, INC.                                                1.78%
JANUS CAPITAL GROUP, INC.                                                  1.68%
LEUCADIA NATIONAL CORP.                                                    1.57%
PRUDENTIAL FINANCIAL, INC.                                                 1.53%
HUNTINGTON BANCSHARES, INC.                                                1.48%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    26.03
Real Estate Investment Trusts (REITs)        18.09
Capital Markets                              17.15
Commercial Banks                             16.71
Diversified Financial Services               11.72
Consumer Finance                              5.56
Real Estate Management & Development          2.79
Thrifts & Mortgage Finance                    1.95




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

18



RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
TENET HEALTHCARE CORP.                                                     3.59%
INTUITIVE SURGICAL, INC.                                                   2.48%
EXPRESS SCRIPTS, INC.                                                      2.30%
WATERS CORP.                                                               2.28%
COVENTRY HEALTH CARE, INC.                                                 2.27%
HOSPIRA, INC.                                                              2.18%
ZIMMER HOLDINGS, INC.                                                      2.09%
STRYKER CORP.                                                              2.06%
PERKINELMER, INC.                                                          2.03%
LIFE TECHNOLOGIES CORP.                                                    2.03%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             32.01
Health Care Equipment & Supplies             24.46
Pharmaceuticals                              22.12
Biotechnology                                 9.83
Life Sciences Tools & Services                9.82
Health Care Technology                        1.76




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  19




RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MONSTER WORLDWIDE, INC.                                                    2.51%
TEXTRON, INC.                                                              2.43%
R.R. DONNELLEY & SONS CO.                                                  2.21%
INGERSOLL-RAND CO.,LTD. -- CLASS A                                         2.10%
MANITOWOC CO., INC.                                                        1.99%
CUMMINS, INC.                                                              1.95%
PARKER-HANNIFIN CORP.                                                      1.93%
ROBERT HALF INTERNATIONAL, INC.                                            1.93%
PACCAR, INC.                                                               1.89%
ROCKWELL AUTOMATION, INC.                                                  1.88%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Machinery                                    23.30
Commercial Services & Supplies               21.06
Aerospace & Defense                          19.79
Road & Rail                                   8.07
Air Freight & Logistics                       6.72
Industrial Conglomerates                      5.91
Electrical Equipment                          5.44
Trading Companies & Distributors              3.48
Construction & Engineering                    2.75
Building Products                             1.80
Airlines                                      1.68




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

20



RYDEX S&P EQUAL WEIGHT MATERIALS ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
DOW CHEMICAL CO.                                                           5.47%
OWENS-ILLINOIS, INC.                                                       5.25%
AK STEEL HOLDING CORP.                                                     4.94%
INTERNATIONAL PAPER CO.                                                    4.70%
PACTIV CORP.                                                               4.64%
EASTMAN CHEMICAL CO.                                                       4.31%
ALLEGHENY TECHNOLOGIES, INC.                                               4.18%
SEALED AIR CORP.                                                           3.88%
ALCOA, INC.                                                                3.67%
MEADWESTVACO CORP.                                                         3.66%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals                                    37.74
Metals & Mining                              27.83
Containers & Packaging                       19.34
Paper & Forest Products                      11.86
Construction Materials                        3.23




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  21




RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JABIL CIRCUIT, INC.                                                        2.15%
TYCO ELECTRONICS, LTD.                                                     1.87%
CIENA CORP.                                                                1.85%
SANDISK CORP.                                                              1.67%
AUTODESK, INC.                                                             1.62%
WESTERN UNION CO.                                                          1.58%
CONVERGYS CORP.                                                            1.58%
JDS UNIPHASE CORP.                                                         1.56%
JUNIPER NETWORKS, INC.                                                     1.56%
MOTOROLA, INC.                                                             1.53%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors & Semiconductor Equipment     23.14
Software                                     18.16
Computers & Peripherals                      14.66
IT Services                                  13.98
Communications Equipment                     12.85
Electronic Equipment & Instruments            9.40
Internet Software & Services                  6.52
Office Electronics                            1.29




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

22



RYDEX S&P EQUAL WEIGHT UTILITIES ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SPRINT NEXTEL CORP.                                                        2.76%
CONSTELLATION ENERGY GROUP, INC.                                           2.70%
NISOURCE, INC.                                                             2.49%
QWEST COMMUNICATIONS INTERNATIONAL, INC.                                   2.49%
ALLEGHENY ENERGY, INC.                                                     2.41%
DTE ENERGY CO.                                                             2.38%
FPL GROUP, INC.                                                            2.37%
AES CORP.                                                                  2.36%
FRONTIER COMMUNICATIONS CORP.                                              2.35%
SEMPRA ENERGY                                                              2.34%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Multi-Utilities                              33.96
Electric Utilities                           31.08
Diversified Telecommunication Services       16.16
Independent Power Producers & Energy
  Traders                                     7.34
Gas Utilities                                 6.40
Wireless Telecommunication Services           5.06




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                          SEMI-ANNUAL REPORT  23




RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 0.4%
  Northrop Grumman Corp. ......    1,150       $55,603
                                           -----------
TOTAL AEROSPACE & DEFENSE                       55,603
                                           -----------
  AUTO COMPONENTS 2.3%
  Goodyear Tire & Rubber
     Co.(The)*.................   23,150       254,419
  Johnson Controls, Inc. ......    3,610        68,626
                                           -----------
TOTAL AUTO COMPONENTS                          323,045
                                           -----------
  AUTOMOBILES 2.2%
  Ford Motor Co.*..............   52,140       311,797
                                           -----------
TOTAL AUTOMOBILES                              311,797
                                           -----------
  BEVERAGES 0.8%
  Coca-Cola Enterprises,
     Inc. .....................    6,440       109,866
                                           -----------
TOTAL BEVERAGES                                109,866
                                           -----------
  BUILDING PRODUCTS 0.7%
  Masco Corp. .................   10,340        91,612
                                           -----------
TOTAL BUILDING PRODUCTS                         91,612
                                           -----------
  CAPITAL MARKETS 3.1%
  Ameriprise Financial, Inc. ..    2,750        72,462
  Legg Mason, Inc. ............    4,900        98,343
  Morgan Stanley...............   10,770       254,603
                                           -----------
TOTAL CAPITAL MARKETS                          425,408
                                           -----------
  CHEMICALS 2.5%
  Air Products & Chemicals,
     Inc. .....................    1,160        76,444
  Dow Chemical Co.(The)........    6,230        99,680
  Du Pont (E.I.) de Nemours &
     Co. ......................    2,780        77,562
  Eastman Chemical Co. ........    2,440        96,819
                                           -----------
TOTAL CHEMICALS                                350,505
                                           -----------
  COMMERCIAL BANKS 4.0%
  BB&T Corp. ..................    2,210        51,581
  Comerica, Inc. ..............    6,690       140,356
  Fifth Third Bancorp..........   15,520        63,632
  Huntington Bancshares,
     Inc. .....................   14,270        39,813
  KeyCorp......................    7,850        48,278
  Marshall & Ilsley Corp. .....    8,630        49,881
  Regions Financial Corp. .....   11,320        50,827
  SunTrust Banks, Inc. ........    4,090        59,060
  U.S. Bancorp.................    1,930        35,165
  Zions Bancorp................    1,780        19,455
                                           -----------
TOTAL COMMERCIAL BANKS                         558,048
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 1.2%
  Avery Dennison Corp. ........    1,680        48,283
  R.R. Donnelley & Sons Co. ...   10,160       118,364
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           166,647
                                           -----------
  COMPUTERS & PERIPHERALS 0.9%
  Sun Microsystems, Inc.*......   13,610       124,668
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  124,668
                                           -----------
  CONSUMER FINANCE 0.3%
  Capital One Financial
     Corp. ....................    2,320        38,837
                                           -----------
TOTAL CONSUMER FINANCE                          38,837
                                           -----------
  DIVERSIFIED FINANCIAL SERVICES 2.7%
  Bank of America Corp. .......    9,570        85,460
  CIT Group, Inc. .............   74,860       166,189
  Citigroup, Inc. .............   23,530        71,767
  JPMorgan Chase & Co. ........    1,690        55,770
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           379,186
                                           -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.3%
  AT&T, Inc. ..................    1,820        46,628
  CenturyTel, Inc. ............    4,270       115,931
  Embarq Corp. ................    2,730        99,809
  Frontier Communications
     Corp. ....................    9,430        67,047
  Qwest Communications
     International, Inc. ......   35,860       139,495
  Verizon Communications,
     Inc. .....................    1,600        48,544
  Windstream Corp. ............    9,260        76,858
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     594,312
                                           -----------
  ELECTRIC UTILITIES 2.3%
  American Electric Power Co.,
     Inc. .....................    1,670        44,055
  Duke Energy Corp. ...........    4,480        61,869
  Pepco Holdings, Inc. ........    5,370        64,171
  Pinnacle West Capital
     Corp. ....................    3,250        88,985
  Progress Energy, Inc. .......    1,690        57,663
                                           -----------
TOTAL ELECTRIC UTILITIES                       316,743
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
  Jabil Circuit, Inc. .........   24,820       201,042
  Molex, Inc. .................    3,350        55,844
  Tyco Electronics, Ltd. ......    5,140        89,642
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       346,528
                                           -----------
  FOOD & STAPLES RETAILING 2.8%
  SUPERVALU, Inc. .............   23,570       385,370
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 385,370
                                           -----------
  FOOD PRODUCTS 1.6%
  ConAgra Foods, Inc. .........    2,880        50,976
  Tyson Foods, Inc. -- Class
     A.........................   16,120       169,905
                                           -----------
TOTAL FOOD PRODUCTS                            220,881
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 2.9%
  AmerisourceBergen Corp. .....    4,300       144,652
  McKesson Corp. ..............    1,350        49,950
  Tenet Healthcare Corp.*......   90,200       202,950
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         397,552
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 4.7%
  Carnival Corp. ..............    4,100       110,208
  Darden Restaurants, Inc. ....    1,610        59,522
  International Game
     Technology................    8,180       101,023
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........    3,580        74,679
  Wyndham Worldwide Corp. .....   26,750       312,440
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            657,872
                                           -----------
  HOUSEHOLD DURABLES 2.4%
  Fortune Brands, Inc. ........    1,150        45,206
  Leggett & Platt, Inc. .......    5,460        78,406
  Newell Rubbermaid, Inc. .....    7,480        78,166
  Whirlpool Corp. .............    2,780       125,545
                                           -----------
TOTAL HOUSEHOLD DURABLES                       327,323
                                           -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
  Constellation Energy Group,
     Inc. .....................    6,150       148,092
                                           -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                               148,092
                                           -----------


See Notes to Financial Statements.

24



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  INDUSTRIAL CONGLOMERATES 1.0%
  General Electric Co. ........    5,120       $64,768
  Textron, Inc. ...............    7,000        75,110
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                 139,878
                                           -----------
  INSURANCE 14.3%
  Allstate Corp. ..............    3,840        89,587
  American International Group,
     Inc. .....................  188,700       260,406
  Assurant, Inc. ..............    1,830        44,725
  Cincinnati Financial Corp. ..    2,050        49,098
  Genworth Financial,
     Inc. -- Class A...........   95,870       226,253
  Hartford Financial Services
     Group, Inc. ..............   20,300       232,841
  Lincoln National Corp. ......   10,630       119,481
  Principal Financial Group,
     Inc. .....................    3,360        54,902
  Prudential Financial, Inc. ..    3,010        86,929
  XL Capital, Ltd. -- Class A..   86,650       824,042
                                           -----------
TOTAL INSURANCE                              1,988,264
                                           -----------
  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Eastman Kodak Co. ...........   22,230        67,801
  Mattel, Inc. ................    2,960        44,282
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             112,083
                                           -----------
  MACHINERY 0.7%
  Ingersoll-Rand Co.,
     Ltd. -- Class A...........    4,680       101,884
                                           -----------
TOTAL MACHINERY                                101,884
                                           -----------
  MEDIA 3.7%
  CBS Corp. -- Class B.........   30,370       213,805
  Gannett Co., Inc. ...........   33,240       129,968
  Meredith Corp. ..............    4,520       113,362
  Time Warner, Inc. ...........    2,530        55,230
                                           -----------
TOTAL MEDIA                                    512,365
                                           -----------
  METALS & MINING 2.6%
  AK Steel Holding Corp. ......   11,620       151,176
  Alcoa, Inc. .................   14,870       134,871
  United States Steel Corp. ...    2,680        71,154
                                           -----------
TOTAL METALS & MINING                          357,201
                                           -----------
  MULTI-UTILITIES 4.2%
  Ameren Corp. ................    2,760        63,535
  CenterPoint Energy, Inc. ....    5,360        57,030
  Consolidated Edison, Inc. ...    1,550        57,552
  DTE Energy Co. ..............    2,190        64,758
  Integrys Energy Group,
     Inc. .....................    2,060        54,405
  NiSource, Inc. ..............   11,800       129,682
  SCANA Corp. .................    1,370        41,401
  TECO Energy, Inc. ...........    6,230        65,976
  Xcel Energy, Inc. ...........    2,580        47,575
                                           -----------
TOTAL MULTI-UTILITIES                          581,914
                                           -----------
  MULTILINE RETAIL 3.5%
  J.C. Penney Co., Inc. .......    4,760       146,084
  Macy's, Inc. ................   24,730       338,307
                                           -----------
TOTAL MULTILINE RETAIL                         484,391
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 4.4%
  Spectra Energy Corp. ........    7,120       103,240
  Tesoro Corp. ................   24,020       366,305
  Valero Energy Corp. .........    6,820       135,309
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              604,854
                                           -----------
  PAPER & FOREST PRODUCTS 3.4%
  International Paper Co. .....   13,420       169,897
  MeadWestvaco Corp. ..........   13,730       215,012
  Weyerhaeuser Co. ............    2,440        86,034
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  470,943
                                           -----------
  PHARMACEUTICALS 0.4%
  Pfizer, Inc. ................    4,050        54,108
                                           -----------
TOTAL PHARMACEUTICALS                           54,108
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 7.8%
  Apartment Investment &
     Management Co. -- Class
     A.........................    8,130        59,349
  AvalonBay Communities,
     Inc. .....................      720        40,903
  Boston Properties, Inc. .....    1,380        68,200
  Equity Residential...........    1,970        45,093
  HCP, Inc. ...................    3,390        74,411
  Health Care REIT, Inc. ......    1,950        66,437
  Host Hotels & Resorts,
     Inc. .....................   24,960       191,942
  Kimco Realty Corp. ..........    4,860        58,417
  ProLogis.....................   37,510       341,716
  Simon Property Group, Inc. ..    1,260        65,016
  Vornado Realty Trust.........    1,380        67,468
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,078,952
                                           -----------
  ROAD & RAIL 0.3%
  Ryder System, Inc. ..........    1,380        38,212
                                           -----------
TOTAL ROAD & RAIL                               38,212
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
  Analog Devices, Inc. ........    3,480        74,054
  Microchip Technology, Inc. ..    3,080        70,840
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    144,894
                                           -----------
  SPECIALTY RETAIL 3.9%
  AutoNation, Inc.*............    8,680       153,723
  Limited Brands, Inc. ........   10,970       125,277
  Office Depot, Inc.*..........  100,260       259,674
                                           -----------
TOTAL SPECIALTY RETAIL                         538,674
                                           -----------
  TOBACCO 1.8%
  Altria Group, Inc. ..........    6,060        98,960
  Philip Morris International,
     Inc. .....................    2,170        78,554
  Reynolds American, Inc. .....    1,820        69,123
                                           -----------
TOTAL TOBACCO                                  246,637
                                           -----------
TOTAL COMMON STOCKS
  (Cost $18,831,977)                        13,785,149
                                           -----------


SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund......................   51,503        51,503
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $51,503)                                51,503
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $18,883,480)                        13,836,652
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             10,081
                                           -----------
NET ASSETS--100.0%.............            $13,846,733
------------------------------------------------------



   * Non-Income Producing Security.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  25




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.4%
  Lockheed Martin Corp. ........   2,270      $178,263
  Rockwell Collins, Inc. .......   6,470       248,125
                                           -----------
TOTAL AEROSPACE & DEFENSE                      426,388
                                           -----------
  AIR FREIGHT & LOGISTICS 1.4%
  C.H. Robinson Worldwide,
     Inc. ......................   4,190       222,740
  Expeditors International of
     Washington, Inc. ..........   5,970       207,219
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                  429,959
                                           -----------
  BEVERAGES 0.6%
  PepsiCo, Inc. ................   3,520       175,155
                                           -----------
TOTAL BEVERAGES                                175,155
                                           -----------
  BIOTECHNOLOGY 2.1%
  Amgen, Inc.*..................   3,360       162,859
  Biogen Idec, Inc.*............   3,560       172,091
  Celgene Corp.*................   7,700       328,944
                                           -----------
TOTAL BIOTECHNOLOGY                            663,894
                                           -----------
  CAPITAL MARKETS 1.8%
  Franklin Resources, Inc. .....   2,480       149,990
  Goldman Sachs Group,
     Inc.(The)..................   3,280       421,480
                                           -----------
TOTAL CAPITAL MARKETS                          571,470
                                           -----------
  CHEMICALS 0.5%
  Ecolab, Inc. .................   3,930       151,502
                                           -----------
TOTAL CHEMICALS                                151,502
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Dun & Bradstreet Corp. .......   2,590       210,826
  Equifax, Inc. ................   7,640       222,782
  Robert Half International,
     Inc. ......................   8,730       209,695
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           643,303
                                           -----------
  COMMUNICATIONS EQUIPMENT 3.0%
  Cisco Systems, Inc.*..........  11,811       228,189
  Harris Corp. .................   4,480       136,998
  Motorola, Inc. ...............  63,873       353,218
  QUALCOMM, Inc. ...............   5,220       220,910
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 939,315
                                           -----------
  COMPUTERS & PERIPHERALS 4.6%
  Apple, Inc.*..................   2,890       363,649
  Dell, Inc.*...................  22,341       259,602
  Lexmark International,
     Inc. -- Class A*...........   5,400       105,948
  NetApp, Inc.*.................  14,751       269,943
  SanDisk Corp.*................  27,301       429,172
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                1,428,314
                                           -----------
  CONSUMER FINANCE 0.5%
  SLM Corp.*....................  35,292       170,460
                                           -----------
TOTAL CONSUMER FINANCE                         170,460
                                           -----------
  CONTAINERS & PACKAGING 0.6%
  Ball Corp. ...................   5,330       201,048
                                           -----------
TOTAL CONTAINERS & PACKAGING                   201,048
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 0.7%
  Apollo Group, Inc. -- Class
     A*.........................   3,670       231,027
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            231,027
                                           -----------
  DIVERSIFIED FINANCIAL SERVICES 3.1%
  CME Group, Inc. ..............   1,040       230,204
  IntercontinentalExchange,
     Inc.*......................   4,780       418,728
  NYSE Euronext.................  13,371       309,806
                                           -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           958,738
                                           -----------
  ELECTRICAL EQUIPMENT 0.7%
  Rockwell Automation, Inc. ....   6,700       211,653
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     211,653
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.1%
  Agilent Technologies, Inc.*...  23,231       424,198
  Amphenol Corp. -- Class A.....  10,890       368,518
  FLIR Systems, Inc.*...........   7,260       161,027
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       953,743
                                           -----------
  ENERGY EQUIPMENT & SERVICES 5.5%
  Baker Hughes, Inc. ...........   6,360       226,289
  BJ Services Co. ..............  21,191       294,343
  Cameron International Corp.*..   7,390       189,036
  ENSCO International, Inc. ....   5,720       161,762
  Nabors Industries, Ltd.*......  18,511       281,552
  Schlumberger, Ltd. ...........   7,790       381,632
  Smith International, Inc. ....   7,500       193,875
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES            1,728,489
                                           -----------
  FOOD & STAPLES RETAILING 0.6%
  Sysco Corp. ..................   7,960       185,707
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 185,707
                                           -----------
  FOOD PRODUCTS 1.6%
  Campbell Soup Co. ............   5,920       152,262
  Hershey Co.(The)..............   5,090       183,953
  Kellogg Co. ..................   3,990       168,019
                                           -----------
TOTAL FOOD PRODUCTS                            504,234
                                           -----------
  GAS UTILITIES 0.5%
  Questar Corp. ................   4,760       141,467
                                           -----------
TOTAL GAS UTILITIES                            141,467
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.2%
  Intuitive Surgical, Inc.*.....   3,350       481,495
  Medtronic, Inc. ..............   4,940       158,080
  St Jude Medical, Inc.*........   4,800       160,896
  Stryker Corp. ................   3,600       139,356
  Varian Medical Systems,
     Inc.*......................   6,410       213,902
  Zimmer Holdings, Inc.*........   3,410       150,006
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       1,303,735
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 3.4%
  DaVita, Inc.*.................   6,530       302,796
  Express Scripts, Inc.*........   3,990       255,240
  Laboratory Corp. of America
     Holdings*..................   2,170       139,206
  Patterson Cos., Inc.*.........   6,580       134,627
  UnitedHealth Group, Inc. .....   9,550       224,616
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES       1,056,485
                                           -----------
  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. .............  17,111       214,914
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   214,914
                                           -----------


See Notes to Financial Statements.

26



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONTINUED)

  HOTELS, RESTAURANTS & LEISURE 2.4%
  Starbucks Corp.*..............  22,441      $324,497
  Wynn Resorts Ltd.*............   5,420       212,627
  Yum! Brands, Inc. ............   6,090       203,101
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            740,225
                                           -----------
  HOUSEHOLD DURABLES 0.7%
  Black & Decker Corp. .........   5,140       207,142
                                           -----------
TOTAL HOUSEHOLD DURABLES                       207,142
                                           -----------
  HOUSEHOLD PRODUCTS 0.5%
  Colgate-Palmolive Co. ........   2,710       159,890
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                       159,890
                                           -----------
  INDUSTRIAL CONGLOMERATES 0.6%
  3M Co. .......................   3,530       203,328
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                 203,328
                                           -----------
  INSURANCE 0.7%
  Progressive Corp.*............  14,401       220,047
                                           -----------
TOTAL INSURANCE                                220,047
                                           -----------
  INTERNET & CATALOG RETAIL 1.2%
  Amazon.com, Inc.*.............   4,800       386,496
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                386,496
                                           -----------
  INTERNET SOFTWARE & SERVICES 5.0%
  Akamai Technologies, Inc.*....  20,981       462,002
  eBay, Inc.*...................  13,751       226,479
  Google, Inc. -- Class A*......   1,050       415,768
  VeriSign, Inc.*...............  10,001       205,820
  Yahoo!, Inc.*.................  17,061       243,802
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES           1,553,871
                                           -----------
  IT SERVICES 5.2%
  Cognizant Technology Solutions
     Corp. -- Class A*..........  17,571       435,585
  Fiserv, Inc.*.................   4,110       153,385
  Mastercard, Inc. -- Class A...   2,180       399,921
  Paychex, Inc. ................   8,400       226,884
  Total System Services, Inc. ..  12,811       159,753
  Western Union Co. ............  15,641       261,987
                                           -----------
TOTAL IT SERVICES                            1,637,515
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Waters Corp.*.................   6,330       279,596
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           279,596
                                           -----------
  MACHINERY 2.3%
  Caterpillar, Inc. ............   6,620       235,540
  Danaher Corp. ................   2,710       158,372
  PACCAR, Inc. .................   9,520       337,389
                                           -----------
TOTAL MACHINERY                                731,301
                                           -----------
  MEDIA 1.3%
  McGraw-Hill Cos., Inc. .......   7,940       239,391
  Viacom, Inc. -- Class B*......   8,260       158,922
                                           -----------
TOTAL MEDIA                                    398,313
                                           -----------
  METALS & MINING 4.0%
  Freeport-McMoRan Copper &
     Gold, Inc. ................  14,341       611,643
  Nucor Corp. ..................   7,920       322,265
  Titanium Metals Corp. ........  48,072       326,409
                                           -----------
TOTAL METALS & MINING                        1,260,317
                                           -----------
  MULTILINE RETAIL 2.0%
  Sears Holdings Corp.*.........   9,841       614,767
                                           -----------
TOTAL MULTILINE RETAIL                         614,767
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 10.3%
  Anadarko Petroleum Corp. .....   4,480       192,909
  Apache Corp. .................   2,920       212,751
  Cabot Oil & Gas Corp. ........   7,100       214,349
  Chesapeake Energy Corp. ......  15,101       297,641
  Chevron Corp. ................   3,070       202,927
  CONSOL Energy, Inc. ..........   5,500       172,040
  Denbury Resources, Inc.*......  10,650       173,382
  Devon Energy Corp. ...........   2,140       110,959
  EOG Resources, Inc. ..........   3,780       239,954
  Exxon Mobil Corp. ............   3,430       228,678
  Hess Corp. ...................   3,570       195,600
  Murphy Oil Corp. .............   5,850       279,104
  Range Resources Corp. ........   3,980       159,081
  Sunoco, Inc. .................   9,130       242,036
  XTO Energy, Inc. .............   8,950       310,207
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS            3,231,618
                                           -----------
  PERSONAL PRODUCTS 1.1%
  Avon Products, Inc. ..........   8,150       185,494
  Estee Lauder Cos.,
     Inc -- Class A.............   5,300       158,470
                                           -----------
TOTAL PERSONAL PRODUCTS                        343,964
                                           -----------
  PHARMACEUTICALS 0.9%
  Forest Laboratories, Inc.*....   6,810       147,709
  Johnson & Johnson, Inc. ......   2,820       147,655
                                           -----------
TOTAL PHARMACEUTICALS                          295,364
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
  CB Richard Ellis Group,
     Inc. -- Class A*...........  60,633       454,748
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  454,748
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
  Altera Corp. .................  10,681       174,207
  MEMC Electronic Materials,
     Inc.*......................  10,081       163,312
  National Semiconductor
     Corp. .....................  22,311       275,987
  Texas Instruments, Inc. ......  13,961       252,136
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    865,642
                                           -----------


  SOFTWARE 6.6%
  Adobe Systems, Inc.*..........   7,010       191,724
  Autodesk, Inc.*...............  13,451       268,213
  BMC Software, Inc.*...........  11,091       384,525
  Compuware Corp.*..............  19,831       148,336
  Intuit, Inc.*.................   8,210       189,897
  Microsoft Corp. ..............  12,071       244,558
  Oracle Corp. .................  11,291       218,368
  Salesforce.com, Inc.*.........   9,821       420,437
                                           -----------
TOTAL SOFTWARE                               2,066,058
                                           -----------
  SPECIALTY RETAIL 4.9%
  Abercrombie & Fitch
     Co. -- Class A.............  12,661       342,607
  AutoZone, Inc.*...............   1,600       266,224
  Bed Bath & Beyond, Inc.*......   7,050       214,461
  GameStop Corp. -- Class A*....   6,250       188,500


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  27




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Sherwin-Williams Co.(The).....   3,520      $199,373
  TJX Cos., Inc. ...............  11,051       309,096
                                           -----------
TOTAL SPECIALTY RETAIL                       1,520,261
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.7%
  Coach, Inc.*..................  16,101       394,474
  NIKE, Inc. -- Class B.........   2,710       142,194
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         536,668
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Fastenal Co. .................   5,110       196,020
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         196,020
                                           -----------
TOTAL COMMON STOCKS
  (Cost $37,440,384)                        31,194,151
                                           -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  27,388        27,388
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $27,388)                                27,388
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $37,467,772)                        31,221,539
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                           1,304
                                           -----------
NET ASSETS--100.0%                         $31,222,843
------------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

28



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  CAPITAL MARKETS 0.7%
  Apollo Investment Corp. ......   11,461      $55,013
                                            ----------
TOTAL CAPITAL MARKETS                           55,013
                                            ----------
  CHEMICALS 7.1%
  Ashland, Inc. ................   18,639      409,312
  Cabot Corp. ..................    3,970       57,962
  Cytec Industries, Inc. .......    2,380       47,267
  RPM International, Inc. ......    5,700       78,774
                                            ----------
TOTAL CHEMICALS                                593,315
                                            ----------
  COMMERCIAL BANKS 2.7%
  Associated Banc-Corp. ........    2,340       36,200
  Colonial BancGroup, Inc. .....  114,316       86,880
  PacWest Bancorp...............    1,790       26,080
  Webster Financial Corp. ......    9,240       48,325
  Wilmington Trust Corp. .......    1,800       26,118
                                            ----------
TOTAL COMMERCIAL BANKS                         223,603
                                            ----------
  COMMERCIAL SERVICES & SUPPLIES 4.7%
  Deluxe Corp. .................    5,500       79,750
  HNI Corp. ....................    6,430       99,665
  Kelly Services, Inc. -- Class
     A..........................   12,660      143,818
  Manpower, Inc. ...............    1,690       72,822
                                            ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           396,055
                                            ----------
  COMPUTERS & PERIPHERALS 0.7%
  Imation Corp. ................    5,540       55,400
                                            ----------
TOTAL COMPUTERS & PERIPHERALS                   55,400
                                            ----------
  CONTAINERS & PACKAGING 8.3%
  Packaging Corp. of America....    5,550       88,079
  Temple-Inland, Inc. ..........   50,678      605,095
                                            ----------
TOTAL CONTAINERS & PACKAGING                   693,174
                                            ----------
  DIVERSIFIED CONSUMER SERVICES 2.9%
  Brink's Home Security
     Holdings, Inc.*............    5,220      138,747
  Regis Corp. ..................    5,340      102,208
                                            ----------
TOTAL DIVERSIFIED CONSUMER SERVICES            240,955
                                            ----------
  ELECTRIC UTILITIES 2.0%
  Great Plains Energy, Inc. ....    4,750       68,732
  NV Energy, Inc. ..............    4,930       50,533
  Westar Energy, Inc. ..........    2,840       49,785
                                            ----------
TOTAL ELECTRIC UTILITIES                       169,050
                                            ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.9%
  Arrow Electronics, Inc.*......    3,510       79,817
  Avnet, Inc.*..................    2,830       61,949
  Ingram Micro, Inc. -- Class
     A*.........................    8,890      129,083
  Tech Data Corp.*..............    6,710      193,181
  Vishay Intertechnology,
     Inc.*......................   19,689      115,574
                                            ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS       579,604
                                            ----------
  FOOD PRODUCTS 1.2%
  Smithfield Foods, Inc.*.......   11,160       96,422
                                            ----------
TOTAL FOOD PRODUCTS                             96,422
                                            ----------
  GAS UTILITIES 1.4%
  AGL Resources, Inc. ..........    1,530       47,690
  Oneok, Inc. ..................    2,550       66,734
                                            ----------
TOTAL GAS UTILITIES                            114,424
                                            ----------
  HEALTH CARE PROVIDERS & SERVICES 3.5%
  Health Net, Inc.*.............    8,740      126,206
  Kindred Healthcare, Inc.*.....    6,660       86,713
  WellCare Health Plans, Inc.*..    5,610       84,206
                                            ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         297,125
                                            ----------
  HOTELS, RESTAURANTS & LEISURE 4.9%
  Bob Evans Farms, Inc. ........    2,130       51,652
  Boyd Gaming Corp. ............   17,819      163,757
  Brinker International, Inc. ..   11,100      196,692
                                            ----------
TOTAL HOTELS, RESTAURANTS & LEISURE            412,101
                                            ----------
  HOUSEHOLD DURABLES 2.3%
  American Greetings
     Corp. -- Class A...........    6,510       51,103
  Blyth, Inc. ..................    3,150      138,852
                                            ----------
TOTAL HOUSEHOLD DURABLES                       189,955
                                            ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  Black Hills Corp. ............    1,930       38,368
                                            ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                38,368
                                            ----------
  INSURANCE 6.5%
  Fidelity National Financial,
     Inc. -- Class A............    5,610      101,709
  First American Corp. .........    1,580       44,367
  Horace Mann Educators Corp. ..    9,440       82,883
  Old Republic International
     Corp. .....................    8,840       82,831
  Protective Life Corp. ........   13,430      115,095
  Unitrin, Inc. ................    6,960      118,320
                                            ----------
TOTAL INSURANCE                                545,205
                                            ----------
  MACHINERY 5.4%
  Crane Co. ....................    3,330       76,890
  Federal Signal Corp. .........    5,270       40,948
  Oshkosh Corp. ................   26,519      254,582
  Timken Co. ...................    4,850       77,988
                                            ----------
TOTAL MACHINERY                                450,408
                                            ----------
  MARINE 0.6%
  Alexander & Baldwin, Inc. ....    1,900       50,616
                                            ----------
TOTAL MARINE                                    50,616
                                            ----------
  MEDIA 1.1%
  Harte-Hanks, Inc. ............   11,290       93,255
                                            ----------
TOTAL MEDIA                                     93,255
                                            ----------
  METALS & MINING 0.8%
  Worthington Industries,
     Inc. ......................    4,530       67,497
                                            ----------
TOTAL METALS & MINING                           67,497
                                            ----------
  MULTI-UTILITIES 1.4%
  OGE Energy Corp. .............    1,830       47,049
  PNM Resources, Inc. ..........    8,050       68,586
                                            ----------
TOTAL MULTI-UTILITIES                          115,635
                                            ----------
  OIL, GAS & CONSUMABLE FUELS 0.7%
  Southern Union Co. ...........    3,650       58,072
                                            ----------
TOTAL OIL, GAS & CONSUMABLE FUELS               58,072
                                            ----------
  PAPER & FOREST PRODUCTS 3.2%
  Louisiana-Pacific Corp. ......   66,338      269,996
                                            ----------
TOTAL PAPER & FOREST PRODUCTS                  269,996
                                            ----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 15.2%
  Alexandria Real Estate
     Equities, Inc. ............    1,470       53,626
  BRE Properties, Inc. .........    2,180       53,563


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  29




RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                   SHARES        VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Camden Property Trust.........    2,490      $67,554
  Cousins Properties, Inc. .....    5,010       42,334
  Duke Realty Corp. ............    9,360       91,447
  Equity One, Inc. .............    4,110       61,157
  Highwoods Properties, Inc. ...    2,760       66,212
  Hospitality Properties Trust..    8,050       98,532
  Liberty Property Trust........    3,770       91,762
  Macerich Co.(The).............    4,860       85,196
  Mack-Cali Realty Corp. .......    4,150      111,469
  Nationwide Health Properties,
     Inc. ......................    2,590       63,947
  Omega Healthcare Investors,
     Inc. ......................    4,080       64,138
  Realty Income Corp. ..........    2,740       61,184
  Regency Centers Corp. ........    1,600       59,920
  SL Green Realty Corp. ........    5,870      103,664
  UDR, Inc. ....................    3,140       31,620
  Weingarten Realty Investors...    4,360       67,754
                                            ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    1,275,079
                                            ----------
  ROAD & RAIL 0.8%
  YRC Worldwide, Inc.*..........   21,489       65,112
                                            ----------
TOTAL ROAD & RAIL                               65,112
                                            ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  Intersil Corp. -- Class A.....    7,350       85,260
  RF Micro Devices, Inc.*.......   51,288      108,218
                                            ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    193,478
                                            ----------
  SPECIALTY RETAIL 9.8%
  AnnTaylor Stores Corp.*.......   17,589      129,982
  Barnes & Noble, Inc. .........    8,140      212,617
  Foot Locker, Inc. ............   18,719      222,569
  Williams-Sonoma, Inc. ........   18,419      257,866
                                            ----------
TOTAL SPECIALTY RETAIL                         823,034
                                            ----------
  THRIFTS & MORTGAGE FINANCE 1.5%
  Astoria Financial Corp. ......    2,350       19,411
  New York Community Bancorp,
     Inc. ......................    5,480       61,979
  Washington Federal, Inc. .....    3,310       42,964
                                            ----------
TOTAL THRIFTS & MORTGAGE FINANCE               124,354
                                            ----------
  TOBACCO 0.7%
  Universal Corp. ..............    2,000       60,320
                                            ----------
TOTAL TOBACCO                                   60,320
                                            ----------
TOTAL COMMON STOCKS
  (Cost $9,832,688)                          8,346,625
                                            ----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................    9,923        9,923
                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,923)                                  9,923
                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $9,842,611)                          8,356,548
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                              7,615
                                            ----------
NET ASSETS--100.0%                          $8,364,163
------------------------------------------------------



   *Non-Income Producing Security.



See Notes to Financial Statements.

30



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 0.7%
  Alliant Techsystems, Inc.*....   1,672      $133,175
                                           -----------
TOTAL AEROSPACE & DEFENSE                      133,175
                                           -----------
  AIRLINES 0.4%
  Alaska Air Group, Inc.*.......   4,038        67,758
                                           -----------
TOTAL AIRLINES                                  67,758
                                           -----------
  AUTOMOBILES 0.9%
  Thor Industries, Inc. ........   7,778       178,816
                                           -----------
TOTAL AUTOMOBILES                              178,816
                                           -----------
  BEVERAGES 1.9%
  Hansen Natural Corp.*.........   8,832       359,992
                                           -----------
TOTAL BEVERAGES                                359,992
                                           -----------
  BIOTECHNOLOGY 1.6%
  United Therapeutics Corp.*....   4,732       297,217
                                           -----------
TOTAL BIOTECHNOLOGY                            297,217
                                           -----------
  CAPITAL MARKETS 3.3%
  Affiliated Managers Group,
     Inc.*......................   4,346       247,070
  Eaton Vance Corp. ............   8,654       236,860
  SEI Investments Co. ..........  10,286       144,313
                                           -----------
TOTAL CAPITAL MARKETS                          628,243
                                           -----------
  CHEMICALS 0.9%
  FMC Corp. ....................   3,676       179,131
                                           -----------
TOTAL CHEMICALS                                179,131
                                           -----------
  COMMERCIAL BANKS 0.3%
  SVB Financial Group*..........   2,920        60,619
                                           -----------
TOTAL COMMERCIAL BANKS                          60,619
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 5.3%
  Clean Harbors, Inc.*..........   2,816       141,081
  Copart, Inc.*.................   2,198        68,995
  Corporate Executive Board
     Co.(The)...................   9,964       172,178
  FTI Consulting, Inc.*.........   1,544        84,735
  Herman Miller, Inc. ..........  13,616       202,470
  Korn/Ferry International*.....   8,666        91,773
  Navigant Consulting, Inc.*....   5,348        78,669
  Rollins, Inc. ................   6,080       109,440
  Watson Wyatt Worldwide, Inc.-
     Class A....................   1,272        67,480
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,016,821
                                           -----------
  COMMUNICATIONS EQUIPMENT 3.6%
  CommScope, Inc.*..............  16,868       423,387
  F5 Networks, Inc.*............   5,516       150,421
  Plantronics, Inc. ............   8,190       104,341
                                           -----------
TOTAL COMMUNICATIONS EQUIPMENT                 678,149
                                           -----------
  COMPUTERS & PERIPHERALS 1.8%
  Western Digital Corp.*........  14,656       344,709
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                  344,709
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 4.4%
  Career Education Corp.*.......   5,452       120,162
  ITT Educational Services,
     Inc.*......................   1,928       194,285
  Sotheby's.....................  33,635       390,502
  Strayer Education, Inc. ......     668       126,526
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES            831,475
                                           -----------
  ELECTRICAL EQUIPMENT 1.9%
  AMETEK, Inc. .................   2,328        74,985
  Roper Industries, Inc. .......   1,516        69,114
  Thomas & Betts Corp.*.........   6,738       209,687
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     353,786
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Trimble Navigation, Ltd.*.....   2,830        60,675
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        60,675
                                           -----------
  ENERGY EQUIPMENT & SERVICES 7.6%
  FMC Technologies, Inc.*.......   4,950       169,438
  Helix Energy Solutions Group,
     Inc.*......................  31,102       282,717
  Helmerich & Payne, Inc. ......   7,766       239,348
  Oceaneering International,
     Inc.*......................   3,126       142,452
  Patterson-UTI Energy, Inc. ...  19,994       254,124
  Superior Energy Services,
     Inc.*......................   7,276       139,772
  Unit Corp.*...................   7,972       217,556
                                           -----------
TOTAL ENERGY EQUIPMENT & SERVICES            1,445,407
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.2%
  Gen-Probe, Inc.*..............   2,146       103,351
  Hologic, Inc.*................   9,386       139,476
  Idexx Laboratories, Inc.*.....   3,020       118,686
  Immucor, Inc.*................   5,028        81,906
  Kinetic Concepts, Inc.*.......  10,390       257,256
  ResMed, Inc.*.................   2,468        94,895
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         795,570
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 1.5%
  Lincare Holdings, Inc.*.......   4,114        99,271
  VCA Antech, Inc.*.............   7,690       192,404
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES         291,675
                                           -----------
  HEALTH CARE TECHNOLOGY 0.6%
  Cerner Corp.*.................   2,030       109,214
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   109,214
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 1.8%
  Chipotle Mexican Grill,
     Inc. -- Class A*...........   2,300       186,507
  Panera Bread Co. -- Class A*..   2,792       156,380
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE            342,887
                                           -----------
  HOUSEHOLD DURABLES 1.9%
  NVR, Inc.*....................     476       240,556
  Toll Brothers, Inc.*..........   6,082       123,221
                                           -----------
TOTAL HOUSEHOLD DURABLES                       363,777
                                           -----------
  HOUSEHOLD PRODUCTS 1.7%
  Church & Dwight Co., Inc. ....   1,324        72,039
  Energizer Holdings, Inc.*.....   4,422       253,380
                                           -----------
TOTAL HOUSEHOLD PRODUCTS                       325,419
                                           -----------
  INSURANCE 2.0%
  Brown & Brown, Inc. ..........   5,182       100,842
  Hanover Insurance Group,
     Inc.(The)..................   1,940        58,161
  HCC Insurance Holdings,
     Inc. ......................   4,886       116,873
  W.R. Berkley Corp. ...........   4,204       100,518
                                           -----------
TOTAL INSURANCE                                376,394
                                           -----------
  INTERNET & CATALOG RETAIL 1.7%
  NetFlix, Inc.*................   4,990       226,097
  Priceline.com, Inc.*..........   1,066       103,498
                                           -----------
TOTAL INTERNET & CATALOG RETAIL                329,595
                                           -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  31




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  INTERNET SOFTWARE & SERVICES 2.6%
  Digital River, Inc.*..........   7,058      $271,168
  ValueClick, Inc.*.............  20,724       219,675
                                           -----------
TOTAL INTERNET SOFTWARE & SERVICES             490,843
                                           -----------
  IT SERVICES 3.6%
  Alliance Data Systems Corp.*..   2,108        88,262
  DST Systems, Inc.*............   4,602       166,454
  Gartner, Inc.*................   3,666        49,528
  Global Payments, Inc. ........   2,482        79,573
  Metavante Technologies,
     Inc.*......................   4,988       117,667
  NeuStar, Inc. -- Class A*.....   9,514       180,861
                                           -----------
TOTAL IT SERVICES                              682,345
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Mettler Toledo International,
     Inc.*......................     668        41,169
  Pharmaceutical Product
     Development, Inc. .........   3,278        64,282
  Techne Corp. .................   1,556        89,034
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           194,485
                                           -----------
  MACHINERY 5.7%
  Bucyrus International,
     Inc. -- Class A............   6,956       151,015
  Donaldson Co., Inc. ..........   3,062       101,015
  Graco, Inc. ..................   6,954       164,045
  Joy Global, Inc. .............  10,480       267,240
  Lincoln Electric Holdings,
     Inc. ......................   1,863        82,959
  Terex Corp.*..................   8,922       123,124
  Trinity Industries, Inc. .....  13,308       194,430
                                           -----------
TOTAL MACHINERY                              1,083,828
                                           -----------
  MEDIA 2.6%
  DreamWorks Animation SKG,
     Inc. -- Class A*...........   4,320       103,723
  John Wiley & Sons,
     Inc. -- Class A............   2,766        93,768
  Lamar Advertising Co. -- Class
     A*.........................   9,810       165,789
  Marvel Entertainment, Inc.*...   4,630       138,159
                                           -----------
TOTAL MEDIA                                    501,439
                                           -----------
  METALS & MINING 3.8%
  Cliffs Natural Resources,
     Inc. ......................   9,654       222,621
  Reliance Steel & Aluminum
     Co. .......................   7,368       259,575
  Steel Dynamics, Inc. .........  19,930       248,128
                                           -----------
TOTAL METALS & MINING                          730,324
                                           -----------
  MULTILINE RETAIL 0.4%
  Dollar Tree, Inc.*............   1,864        78,922
                                           -----------
TOTAL MULTILINE RETAIL                          78,922
                                           -----------
  OIL, GAS & CONSUMABLE FUELS 3.5%
  Comstock Resources, Inc.*.....   1,390        47,899
  Encore Acquisition Co.*.......   6,468       188,801
  Frontier Oil Corp. ...........  18,346       233,178
  Quicksilver Resources, Inc.*..  24,044       195,478
                                           -----------
TOTAL OIL, GAS & CONSUMABLE FUELS              665,356
                                           -----------
  PHARMACEUTICALS 2.5%
  Endo Pharmaceuticals Holdings,
     Inc.*......................   4,862        80,418
  Sepracor, Inc.*...............  27,654       392,963
                                           -----------
TOTAL PHARMACEUTICALS                          473,381
                                           -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
  Jones Lang LaSalle, Inc. .....   4,900       158,123
                                           -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  158,123
                                           -----------
  ROAD & RAIL 2.6%
  Con-way, Inc. ................   6,210       153,884
  J.B. Hunt Transport Services,
     Inc. ......................   5,514       155,053
  Landstar System, Inc. ........   5,144       183,178
                                           -----------
TOTAL ROAD & RAIL                              492,115
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
  Cree, Inc.*...................   4,770       130,650
  Lam Research Corp.*...........  11,390       317,553
  Silicon Laboratories, Inc.*...   5,414       180,070
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    628,273
                                           -----------
  SOFTWARE 3.2%
  ACI Worldwide, Inc.*..........   4,500        77,715
  Ansys, Inc.*..................   2,894        79,932
  Factset Research Systems,
     Inc. ......................   3,742       200,534
  Parametric Technology Corp.*..   9,014       100,506
  Synopsys, Inc.*...............   7,316       159,343
                                           -----------
TOTAL SOFTWARE                                 618,030
                                           -----------
  SPECIALTY RETAIL 10.9%
  Advance Auto Parts, Inc. .....   2,932       128,275
  Aeropostale, Inc.*............  13,526       459,478
  Chico's FAS, Inc.*............  40,318       308,029
  Dick's Sporting Goods, Inc.*..   6,812       129,428
  Guess?, Inc. .................  10,376       270,191
  J. Crew Group, Inc.*..........  23,580       405,812
  Ross Stores, Inc. ............   4,358       165,343
  Urban Outfitters, Inc.*.......  10,388       202,462
                                           -----------
TOTAL SPECIALTY RETAIL                       2,069,018
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 2.4%
  Timberland Co. -- Class A*....   7,548       122,579
  Under Armour, Inc. -- Class
     A*.........................   7,522       177,068
  Warnaco Group, Inc.*..........   5,618       162,023
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS         461,670
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 0.8%
  MSC Industrial Direct
     Co. -- Class A.............   3,562       145,508
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         145,508
                                           -----------
TOTAL COMMON STOCKS
  (Cost $21,252,784)                        19,044,164
                                           -----------


SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.......................   8,940         8,940
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,940)                                  8,940
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $21,261,724)                        19,053,104
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                               (4,604)
                                           -----------
NET ASSETS--100.0%                         $19,048,500
------------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

32



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.7%
  AUTO COMPONENTS 3.5%
  Spartan Motors, Inc. ........   30,665      $247,467
  Standard Motor Products,
     Inc. .....................  109,353       437,412
  Superior Industries
     International, Inc. ......    9,827       148,191
                                           -----------
TOTAL AUTO COMPONENTS                          833,070
                                           -----------
  BUILDING PRODUCTS 0.5%
  Apogee Enterprises, Inc. ....    9,638       129,149
                                           -----------
TOTAL BUILDING PRODUCTS                        129,149
                                           -----------
  CHEMICALS 1.3%
  A. Schulman, Inc. ...........    5,804        91,065
  PolyOne Corp.*...............   33,776        92,546
  Quaker Chemical Corp. .......   10,697       125,155
                                           -----------
TOTAL CHEMICALS                                308,766
                                           -----------
  COMMERCIAL BANKS 3.5%
  First Midwest Bancorp,
     Inc. .....................    4,117        36,477
  Frontier Financial Corp. ....   60,187        85,466
  Independent Bank Corp. ......   61,360       110,448
  Irwin Financial Corp.*.......  108,881       137,190
  Provident Bankshares Corp. ..    9,041        79,470
  South Financial Group,
     Inc. .....................   28,632        47,529
  Sterling Financial Corp. ....   39,664       126,528
  Susquehanna Bancshares,
     Inc. .....................    8,161        65,778
  Umpqua Holdings Corp. .......    7,061        67,715
  Whitney Holding Corp. .......    6,841        81,818
                                           -----------
TOTAL COMMERCIAL BANKS                         838,419
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 4.8%
  Bowne & Co., Inc. ...........   44,420       226,986
  CDI Corp. ...................   11,650       139,218
  Consolidated Graphics,
     Inc.*.....................    3,646        70,805
  Spherion Corp.*..............  121,170       435,000
  Standard Register Co.(The)...   15,966        83,343
  Volt Information Sciences,
     Inc.*.....................   23,761       170,604
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES         1,125,956
                                           -----------
  COMPUTERS & PERIPHERALS 0.2%
  Hutchinson Technology,
     Inc.*.....................   22,158        42,543
                                           -----------
TOTAL COMPUTERS & PERIPHERALS                   42,543
                                           -----------
  CONTAINERS & PACKAGING 0.5%
  Myers Industries, Inc. ......   12,456       124,934
                                           -----------
TOTAL CONTAINERS & PACKAGING                   124,934
                                           -----------
  DIVERSIFIED CONSUMER SERVICES 0.4%
  Hillenbrand, Inc. ...........    4,840        87,991
                                           -----------
TOTAL DIVERSIFIED CONSUMER SERVICES             87,991
                                           -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  Fairpoint Communications,
     Inc. .....................   52,602        54,706
  Iowa Telecommunications
     Services, Inc. ...........    4,128        54,407
                                           -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     109,113
                                           -----------
  ELECTRIC UTILITIES 0.4%
  Central Vermont Public
     Service Corp. ............    2,954        50,691
  UIL Holdings Corp. ..........    2,347        54,192
                                           -----------
TOTAL ELECTRIC UTILITIES                       104,883
                                           -----------
  ELECTRICAL EQUIPMENT 0.6%
  Baldor Electric Co. .........    3,415        79,228
  C&D Technologies, Inc.*......   23,666        51,829
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     131,057
                                           -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 9.0%
  Agilysys, Inc. ..............   38,491       232,101
  Brightpoint, Inc.*...........   36,552       190,436
  CTS Corp. ...................    8,088        49,094
  Gerber Scientific, Inc.*.....   31,377       123,939
  Insight Enterprises, Inc.*...   54,404       311,191
  Keithley Instruments, Inc. ..   74,162       256,600
  SYNNEX Corp.*................   26,411       568,629
  Technitrol, Inc. ............   99,484       404,900
                                           -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS     2,136,890
                                           -----------
  FOOD & STAPLES RETAILING 1.5%
  Andersons, Inc.(The).........    8,308       133,509
  Great Atlantic & Pacific Tea
     Co., Inc.*................   31,346       230,080
                                           -----------
TOTAL FOOD & STAPLES RETAILING                 363,589
                                           -----------
  GAS UTILITIES 0.4%
  Atmos Energy Corp. ..........    3,792        93,700
                                           -----------
TOTAL GAS UTILITIES                             93,700
                                           -----------
  HOTELS, RESTAURANTS & LEISURE 12.3%
  DineEquity Inc. .............    9,324       298,741
  O'Charleys, Inc. ............  156,665     1,091,955
  Ruby Tuesday, Inc.*..........  198,445     1,524,058
                                           -----------
TOTAL HOTELS, RESTAURANTS & LEISURE          2,914,754
                                           -----------
  HOUSEHOLD DURABLES 2.5%
  Ethan Allen Interiors,
     Inc. .....................    9,900       133,155
  La-Z-Boy, Inc. ..............   54,216       144,214
  National Presto Industries,
     Inc. .....................    1,037        73,897
  Russ Berrie & Co., Inc.*.....   39,349        75,156
  Standard Pacific Corp.*......   91,302       170,735
                                           -----------
TOTAL HOUSEHOLD DURABLES                       597,157
                                           -----------
  INSURANCE 5.0%
  Delphi Financial
     Group -- Class A..........    4,086        70,565
  National Financial Partners
     Corp. ....................  101,768       718,482
  Presidential Life Corp. .....    8,056        86,119
  Stewart Information Services
     Corp. ....................   13,158       297,502
                                           -----------
TOTAL INSURANCE                              1,172,668
                                           -----------
  IT SERVICES 3.4%
  Gevity HR, Inc. .............  171,384       678,681
  Startek, Inc.*...............   33,252       136,998
                                           -----------
TOTAL IT SERVICES                              815,679
                                           -----------
  LEISURE EQUIPMENT & PRODUCTS 3.0%
  Arctic Cat, Inc. ............   24,263        97,052
  Brunswick Corp. .............  102,711       614,212
                                           -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             711,264
                                           -----------
  MACHINERY 1.8%
  Barnes Group, Inc. ..........    4,599        65,122
  Briggs & Stratton Corp. .....    6,883       102,419
  John Bean Technologies
     Corp. ....................   18,743       206,548
  Wabash National Corp. .......   34,038        42,547
                                           -----------
TOTAL MACHINERY                                416,636
                                           -----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  33




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  MEDIA 1.7%
  EW Scripps Co. -- Class A....  148,409      $292,366
  Live Nation, Inc.*...........   30,728       120,146
                                           -----------
TOTAL MEDIA                                    412,512
                                           -----------
  MULTI-UTILITIES 0.2%
  CH Energy Group, Inc. .......    1,100        48,884
                                           -----------
TOTAL MULTI-UTILITIES                           48,884
                                           -----------
  MULTILINE RETAIL 1.8%
  Tuesday Morning Corp.*.......  126,409       431,055
                                           -----------
TOTAL MULTILINE RETAIL                         431,055
                                           -----------
  PAPER & FOREST PRODUCTS 0.9%
  Buckeye Technologies, Inc.*..   18,418        94,853
  Neenah Paper, Inc. ..........   24,829       124,393
                                           -----------
TOTAL PAPER & FOREST PRODUCTS                  219,246
                                           -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 10.9%
  Acadia Realty Trust..........    3,594        52,113
  BioMed Realty Trust, Inc. ...   13,672       155,997
  Cedar Shopping Centers,
     Inc. .....................   26,484        95,078
  Colonial Properties Trust....   32,393       234,525
  DiamondRock Hospitality
     Co. ......................   36,363       235,996
  EastGroup Properties, Inc. ..    1,823        61,271
  Entertainment Properties
     Trust.....................    3,656        84,490
  Extra Space Storage, Inc. ...   10,780        76,646
  Franklin Street Properties
     Corp. ....................    4,903        65,455
  Home Properties, Inc. .......    2,168        79,002
  Inland Real Estate Corp. ....    6,810        59,792
  Kilroy Realty Corp. .........    2,871        61,841
  Kite Realty Group Trust......   35,505       124,267
  Lexington Realty Trust.......   32,534       125,256
  LTC Properties, Inc. ........    4,903        88,303
  Mid-America Apartment
     Communities, Inc. ........    1,749        64,695
  National Retail Properties,
     Inc. .....................    7,616       135,108
  Parkway Properties, Inc. ....    9,219       127,868
  Pennsylvania Real Estate
     Investment Trust..........   40,104       310,806
  Post Properties, Inc. .......    7,700        98,252
  Senior Housing Properties
     Trust.....................    7,082       116,074
  Sovran Self Storage, Inc. ...    3,048        68,702
  Urstadt Biddle Properties,
     Inc -- Class A............    3,761        57,769
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    2,579,306
                                           -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
  Cypress Semiconductor
     Corp.*....................   17,475       138,577
  Rudolph Technologies, Inc.*..   20,167       105,473
                                           -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    244,050
                                           -----------
  SPECIALTY RETAIL 19.9%
  Big 5 Sporting Goods Corp. ..   45,384       373,510
  Brown Shoe Co., Inc. ........   24,609       158,236
  Christopher & Banks Corp. ...   39,339       218,725
  Group 1 Automotive, Inc. ....   26,736       569,477
  Lithia Motors, Inc. -- Class
     A.........................  107,069       312,641
  MarineMax, Inc.*.............   68,788       312,985
  Men's Wearhouse, Inc.(The)...    5,134        95,698
  OfficeMax, Inc. .............   53,461       398,284
  PEP Boys-Manny Moe & Jack....   53,702       397,395
  Sonic Automotive,
     Inc. -- Class A...........   99,285       512,311
  Stage Stores, Inc. ..........   21,927       268,606
  Stein Mart, Inc.*............  203,515       889,361
  Tween Brands, Inc.*..........   24,274        70,880
  Zale Corp.*..................   35,400       131,688
                                           -----------
TOTAL SPECIALTY RETAIL                       4,709,797
                                           -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.2%
  Liz Claiborne, Inc. .........  101,988       483,423
  Oxford Industries, Inc. .....   40,093       390,506
  Perry Ellis International,
     Inc.*.....................   26,945       197,507
  Quiksilver, Inc.*............   95,943       158,306
                                           -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       1,229,742
                                           -----------
  THRIFTS & MORTGAGE FINANCE 3.0%
  Brookline Bancorp, Inc. .....    6,495        64,431
  Flagstar Bancorp, Inc.*......  388,267       562,987
  Guaranty Financial Group,
     Inc.*.....................  130,452        76,967
                                           -----------
TOTAL THRIFTS & MORTGAGE FINANCE               704,385
                                           -----------
TOTAL COMMON STOCKS
  (Cost $21,838,951)                        23,637,195
                                           -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................   56,811        56,811
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $56,811)                                56,811
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $21,895,762)                        23,694,006
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             12,055
                                           -----------
NET ASSETS--100.0%                         $23,706,061
------------------------------------------------------



   * Non-Income Producing Security.



See Notes to Financial Statements.

34



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 3.1%
  AAR Corp.*....................     920      $13,864
  Aerovironment, Inc.*..........     840       19,875
  American Science &
     Engineering, Inc. .........     340       20,489
  Axsys Technologies, Inc.*.....     330       13,830
  Ceradyne, Inc.*...............   2,550       43,962
  Curtiss-Wright Corp. .........     560       17,903
  Orbital Sciences Corp.*.......   1,020       15,769
  Stanley, Inc.*................     690       17,788
  Teledyne Technologies, Inc.*..     460       14,688
                                           ----------
TOTAL AEROSPACE & DEFENSE                     178,168
                                           ----------
  AIR FREIGHT & LOGISTICS 0.3%
  Forward Air Corp. ............   1,010       16,837
                                           ----------
TOTAL AIR FREIGHT & LOGISTICS                  16,837
                                           ----------
  AIRLINES 0.4%
  SkyWest, Inc. ................   1,730       20,829
                                           ----------
TOTAL AIRLINES                                 20,829
                                           ----------
  AUTO COMPONENTS 0.5%
  Drew Industries, Inc.*........   1,930       27,561
                                           ----------
TOTAL AUTO COMPONENTS                          27,561
                                           ----------
  BEVERAGES 0.2%
  Boston Beer Co., Inc. -- Class
     A*.........................     530       14,098
                                           ----------
TOTAL BEVERAGES                                14,098
                                           ----------
  BIOTECHNOLOGY 1.2%
  Cubist Pharmaceuticals,
     Inc.*......................   2,610       43,326
  Martek Biosciences Corp. .....   1,550       28,241
                                           ----------
TOTAL BIOTECHNOLOGY                            71,567
                                           ----------
  BUILDING PRODUCTS 0.3%
  Simpson Manufacturing Co.,
     Inc. ......................     650       14,469
                                           ----------
TOTAL BUILDING PRODUCTS                        14,469
                                           ----------
  CAPITAL MARKETS 3.7%
  Greenhill & Co., Inc. ........     810       62,799
  optionsXpress Holdings,
     Inc. ......................   3,440       56,623
  Stifel Financial Corp.*.......     270       13,292
  TradeStation Group, Inc.*.....  10,181       82,568
                                           ----------
TOTAL CAPITAL MARKETS                         215,282
                                           ----------
  CHEMICALS 0.3%
  Balchem Corp. ................     600       14,934
                                           ----------
TOTAL CHEMICALS                                14,934
                                           ----------
  COMMERCIAL BANKS 1.8%
  Cascade Bancorp...............   3,681        6,110
  East West Bancorp, Inc. ......   1,770       12,089
  Nara Bancorp, Inc. ...........   2,590        9,609
  Pinnacle Financial Partners,
     Inc.*......................   1,250       22,300
  PrivateBancorp, Inc. .........     700       14,175
  Signature Bank*...............     820       22,296
  Wilshire Bancorp, Inc. .......   4,841       19,558
                                           ----------
TOTAL COMMERCIAL BANKS                        106,137
                                           ----------
  COMMERCIAL SERVICES & SUPPLIES 1.4%
  Geo Group, Inc.(The)*.........   1,470       24,446
  SYKES Enterprises, Inc.*......     970       19,070
  Viad Corp. ...................   1,800       34,344
                                           ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           77,860
                                           ----------
  COMMUNICATIONS EQUIPMENT 1.7%
  Bel Fuse, Inc. -- Class B.....   1,090       17,636
  Comtech Telecommunications
     Corp.*.....................     590       19,747
  NETGEAR, Inc.*................   2,780       44,508
  ViaSat, Inc.*.................     810       18,622
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT                100,513
                                           ----------
  COMPUTERS & PERIPHERALS 2.2%
  Intevac, Inc.*................  11,971       82,480
  Stratasys, Inc.*..............   1,320       12,355
  Synaptics, Inc.*..............     900       29,232
                                           ----------
TOTAL COMPUTERS & PERIPHERALS                 124,067
                                           ----------
  CONSTRUCTION MATERIALS 1.1%
  Eagle Materials, Inc. ........   2,020       56,156
  Headwaters, Inc.*.............   3,400        8,568
                                           ----------
TOTAL CONSTRUCTION MATERIALS                   64,724
                                           ----------
  CONSUMER FINANCE 0.9%
  First Cash Financial Services,
     Inc.*......................     960       15,782
  World Acceptance Corp.*.......   1,160       34,429
                                           ----------
TOTAL CONSUMER FINANCE                         50,211
                                           ----------
  DIVERSIFIED CONSUMER SERVICES 1.6%
  Capella Education Co.*........     350       17,983
  Coinstar, Inc.*...............     750       26,693
  Pre-Paid Legal Services,
     Inc.*......................     910       33,515
  Universal Technical Institute,
     Inc.*......................   1,130       16,091
                                           ----------
TOTAL DIVERSIFIED CONSUMER SERVICES            94,282
                                           ----------
  DIVERSIFIED FINANCIAL SERVICES 0.6%
  Portfolio Recovery Associates,
     Inc.*......................     940       32,872
                                           ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES           32,872
                                           ----------
  ELECTRICAL EQUIPMENT 0.5%
  II-VI, Inc.*..................   1,120       26,846
                                           ----------
TOTAL ELECTRICAL EQUIPMENT                     26,846
                                           ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
  Daktronics, Inc. .............   2,700       24,408
  Electro Scientific Industries,
     Inc.*......................   4,591       39,483
  FARO Technologies, Inc.*......   1,540       23,346
  Park Electrochemical Corp. ...   1,610       33,166
  Plexus Corp.*.................   2,010       44,522
  TTM Technologies, Inc.*.......   4,841       35,920
                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS      200,845
                                           ----------
  ENERGY EQUIPMENT & SERVICES 6.6%
  Basic Energy Services, Inc.*..   4,731       48,256
  CARBO Ceramics, Inc. .........     600       18,426
  Dril-Quip, Inc.*..............   1,020       35,068
  Hornbeck Offshore Services,
     Inc.*......................   2,550       59,236
  ION Geophysical Corp.*........   8,361       20,902
  Lufkin Industries, Inc. ......     600       20,940
  NATCO Group, Inc. -- Class
     A*.........................   1,430       34,406
  Oil States International,
     Inc.*......................   1,810       34,209
  Pioneer Drilling Co.*.........   3,621       18,105
  SEACOR Holdings, Inc.*........     330       21,688
  Superior Well Services,
     Inc.*......................   3,850       41,195
  Tetra Technologies, Inc.*.....   5,421       31,008
                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES             383,439
                                           ----------


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  35




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 0.3%
  Spartan Stores, Inc. .........   1,010      $16,433
                                           ----------
TOTAL FOOD & STAPLES RETAILING                 16,433
                                           ----------
  FOOD PRODUCTS 1.9%
  Darling International, Inc.*..   5,491       31,409
  Diamond Foods, Inc. ..........   1,080       28,285
  Green Mountain Coffee
     Roasters, Inc.*............     690       49,894
                                           ----------
TOTAL FOOD PRODUCTS                           109,588
                                           ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
  Abaxis, Inc.*.................   1,260       19,051
  ICU Medical, Inc.*............     460       17,296
  Integra LifeSciences Holdings
     Corp.*.....................     660       17,041
  Meridian Bioscience, Inc. ....   1,180       20,509
  Natus Medical, Inc.*..........   1,570       13,785
  Palomar Medical Technologies,
     Inc.*......................   6,021       51,841
  SurModics, Inc.*..............     360        7,812
  Symmetry Medical, Inc.*.......   2,240       16,262
                                           ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        163,597
                                           ----------
  HEALTH CARE PROVIDERS & SERVICES 6.6%
  Air Methods Corp.*............   1,020       27,081
  Amedisys, Inc.*...............     440       14,758
  Amsurg Corp.*.................     570       11,708
  Catalyst Health Solutions,
     Inc.*......................   1,570       35,404
  Chemed Corp. .................     850       35,980
  Healthways, Inc.*.............   3,120       32,542
  inVentiv Health, Inc.*........   4,161       46,145
  LCA-Vision, Inc. .............  14,602       83,961
  LHC Group, Inc.*..............     750       17,115
  Magellan Health Services,
     Inc.*......................   1,140       33,698
  MEDNAX, Inc..*................     520       18,668
  Molina Healthcare, Inc.*......   1,060       22,949
                                           ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        380,009
                                           ----------
  HOTELS, RESTAURANTS & LEISURE 6.2%
  CEC Entertainment, Inc.*......     770       23,454
  Cracker Barrel Old Country
     Store, Inc. ...............   1,630       53,154
  Monarch Casino & Resort,
     Inc.*......................   1,610       16,454
  P.F. Chang's China Bistro,
     Inc.*......................     720       21,730
  Papa John's International,
     Inc.*......................   1,170       31,052
  Ruth's Hospitality Group
     Inc*.......................  37,674      136,380
  Shuffle Master, Inc.*.........  11,141       42,447
  WMS Industries, Inc.*.........   1,010       32,431
                                           ----------
TOTAL HOTELS, RESTAURANTS & LEISURE           357,102
                                           ----------
  HOUSEHOLD DURABLES 0.7%
  Meritage Homes Corp.*.........   2,030       42,244
                                           ----------
TOTAL HOUSEHOLD DURABLES                       42,244
                                           ----------
  INSURANCE 1.6%
  American Physicians Capital,
     Inc. ......................     590       24,580
  Amerisafe, Inc.*..............   1,290       19,814
  eHealth, Inc.*................   2,610       50,086
                                           ----------
TOTAL INSURANCE                                94,480
                                           ----------
  INTERNET & CATALOG RETAIL 3.1%
  HSN, Inc.*....................   1,600       11,056
  NutriSystem, Inc. ............   4,451       61,157
  PetMed Express, Inc.*.........   2,670       43,414
  Stamps.com, Inc.*.............   6,601       61,785
                                           ----------
TOTAL INTERNET & CATALOG RETAIL               177,412
                                           ----------
  INTERNET SOFTWARE & SERVICES 6.3%
  Bankrate, Inc.*...............     980       24,500
  DealerTrack Holdings, Inc.*...   3,731       56,637
  InfoSpace, Inc.*..............   6,571       43,566
  j2 Global Communications,
     Inc.*......................   2,560       61,414
  Knot, Inc.(The)*..............   5,111       46,357
  Perficient, Inc.*.............   8,911       62,110
  United Online, Inc. ..........   6,841       36,257
  Websense, Inc.*...............   1,880       33,520
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            364,361
                                           ----------
  IT SERVICES 3.1%
  CACI International,
     Inc. -- Class A*...........     350       13,842
  Cybersource Corp.*............   3,420       49,966
  Heartland Payment Systems,
     Inc. ......................   2,940       23,638
  Integral Systems, Inc.*.......   1,060        7,028
  Wright Express Corp.*.........   3,720       85,114
                                           ----------
TOTAL IT SERVICES                             179,588
                                           ----------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Pool Corp. ...................   2,270       40,542
                                           ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS             40,542
                                           ----------
  LIFE SCIENCES TOOLS & SERVICES 0.8%
  Dionex Corp.*.................     500       31,500
  eResearchTechnology, Inc.*....   3,241       16,432
                                           ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES           47,932
                                           ----------
  MACHINERY 2.4%
  Actuant Corp. -- Class A......   2,170       26,604
  Astec Industries, Inc.*.......   1,150       35,443
  Gardner Denver, Inc.*.........     980       26,088
  Mueller Industries, Inc. .....   1,130       24,826
  Toro Co. .....................     850       25,823
                                           ----------
TOTAL MACHINERY                               138,784
                                           ----------
  METALS & MINING 1.5%
  AM Castle & Co. ..............   4,371       42,355
  Brush Engineered Materials,
     Inc.*......................   2,760       46,699
                                           ----------
TOTAL METALS & MINING                          89,054
                                           ----------
  OIL, GAS & CONSUMABLE FUELS 2.2%
  Penn Virginia Corp. ..........   1,280       18,010
  Petroleum Development Corp.*..   2,150       34,851
  Petroquest Energy, Inc.*......   4,111       12,374
  St. Mary Land & Exploration
     Co. .......................   2,330       41,637
  Swift Energy Co.*.............   2,100       22,722
                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS             129,594
                                           ----------
  PAPER & FOREST PRODUCTS 0.2%
  Deltic Timber Corp. ..........     250       10,535
                                           ----------
TOTAL PAPER & FOREST PRODUCTS                  10,535
                                           ----------
  PERSONAL PRODUCTS 1.7%
  Chattem, Inc.*................     280       15,375
  Mannatech, Inc. ..............  19,192       83,869
                                           ----------
TOTAL PERSONAL PRODUCTS                        99,244
                                           ----------


  PHARMACEUTICALS 0.8%
  Salix Pharmaceuticals Ltd.*...   1,590       17,490
  Viropharma, Inc.*.............   4,991       28,099
                                           ----------
TOTAL PHARMACEUTICALS                          45,589
                                           ----------


See Notes to Financial Statements.

36



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  ROAD & RAIL 1.1%
  Heartland Express, Inc. ......   1,220      $18,239
  Knight Transportation, Inc. ..   1,530       27,050
  Old Dominion Freight Line,
     Inc.*......................     670       18,861
                                           ----------
TOTAL ROAD & RAIL                              64,150
                                           ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.9%
  ATMI, Inc.*...................   2,130       33,633
  Cymer, Inc.*..................     570       16,194
  Diodes, Inc.*.................   4,461       66,380
  Hittite Microwave Corp.*......   1,700       63,172
  Kulicke & Soffa Industries,
     Inc.*......................  22,713       90,852
  Micrel, Inc. .................   4,971       37,282
  MKS Instruments, Inc.*........   2,560       40,064
  Pericom Semiconductor Corp.*..   7,831       69,774
  Varian Semiconductor Equipment
     Associates, Inc.*..........   1,390       35,570
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   452,921
                                           ----------
  SOFTWARE 6.5%
  Blackbaud, Inc. ..............   2,270       34,549
  Commvault Systems, Inc.*......   4,771       59,399
  Concur Technologies, Inc.*....     830       22,468
  Ebix, Inc.*...................     920       25,576
  Epicor Software Corp.*........   9,831       54,267
  EPIQ Systems, Inc.*...........   1,570       24,288
  MICROS Systems, Inc.*.........     980       20,560
  Quality Systems, Inc. ........   1,090       58,446
  Smith Micro Software, Inc.*...   6,921       59,521
  Tyler Technologies, Inc.*.....   1,010       16,665
                                           ----------
TOTAL SOFTWARE                                375,739
                                           ----------
  SPECIALTY RETAIL 4.0%
  Children's Place Retail
     Stores, Inc.(The)*.........   1,020       29,009
  Dress Barn, Inc.*.............   2,240       33,914
  Gymboree Corp.*...............     550       18,920
  Hibbett Sports, Inc.*.........   1,620       33,777
  Jos. A. Bank Clothiers,
     Inc.*......................     930       37,609
  Tractor Supply Co.*...........     570       23,017
  Zumiez, Inc.*.................   4,591       55,367
                                           ----------
TOTAL SPECIALTY RETAIL                        231,613
                                           ----------
  TEXTILES, APPAREL & LUXURY GOODS 5.6%
  Carter's, Inc.*...............     540       11,545
  Crocs, Inc.*..................  45,095      101,464
  Deckers Outdoor Corp.*........     360       20,347
  Fossil, Inc.*.................   1,070       21,571
  K-Swiss, Inc. -- Class A......   2,420       24,297
  Maidenform Brands, Inc.*......   2,030       25,882
  True Religion Apparel, Inc.*..   5,131       80,865
  Volcom, Inc.*.................   2,800       37,773
                                           ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        323,744
                                           ----------
TOTAL COMMON STOCKS
  (Cost $6,613,966)                         5,769,796
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   3,266        3,266
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,266)                                 3,266
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,617,232)                         5,773,062
                                           ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(a)                              (1,905)
                                           ----------
NET ASSETS--100.0%                         $5,771,157
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  37




RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AUTO COMPONENTS 3.1%
  Goodyear Tire & Rubber
     Co.(The)*..................   8,102      $89,041
  Johnson Controls, Inc. .......   4,223       80,279
                                           ----------
TOTAL AUTO COMPONENTS                         169,320
                                           ----------
  AUTOMOBILES 4.0%
  Ford Motor Co.*...............  17,350      103,753
  General Motors Corp. .........  15,011       28,821
  Harley-Davidson, Inc. ........   3,733       82,723
                                           ----------
TOTAL AUTOMOBILES                             215,297
                                           ----------
  DISTRIBUTORS 1.1%
  Genuine Parts Co. ............   1,709       58,038
                                           ----------
TOTAL DISTRIBUTORS                             58,038
                                           ----------
  DIVERSIFIED CONSUMER SERVICES 1.5%
  Apollo Group, Inc. -- Class
     A*.........................     653       41,106
  H&R Block, Inc. ..............   2,482       37,578
                                           ----------
TOTAL DIVERSIFIED CONSUMER SERVICES            78,684
                                           ----------
  HOTELS, RESTAURANTS & LEISURE 13.5%
  Carnival Corp. ...............   2,226       59,835
  Darden Restaurants, Inc. .....   1,403       51,869
  International Game
     Technology.................   5,172       63,874
  Marriott International,
     Inc. -- Class A............   3,034       71,481
  McDonald's Corp. .............     892       47,535
  Starbucks Corp.*..............   4,253       61,498
  Starwood Hotels & Resorts
     Worldwide, Inc. ...........   3,862       80,561
  Wyndham Worldwide Corp. ......  11,771      137,485
  Wynn Resorts Ltd.*............   2,316       90,857
  Yum! Brands, Inc. ............   1,784       59,497
                                           ----------
TOTAL HOTELS, RESTAURANTS & LEISURE           724,492
                                           ----------
  HOUSEHOLD DURABLES 16.9%
  Black & Decker Corp. .........   1,834       73,910
  Centex Corp. .................   6,383       69,830
  D.R. Horton, Inc. ............   5,633       73,511
  Fortune Brands, Inc. .........   2,074       81,529
  Harman International
     Industries, Inc. ..........   4,163       75,725
  KB HOME.......................   4,215       76,165
  Leggett & Platt, Inc. ........   3,973       57,052
  Lennar Corp. -- Class A.......   5,850       56,979
  Newell Rubbermaid, Inc. ......   7,219       75,439
  Pulte Homes, Inc. ............   4,836       55,662
  Snap-on, Inc. ................   1,879       63,736
  Stanley Works(The)............   1,731       65,830
  Whirlpool Corp. ..............   1,812       81,830
                                           ----------
TOTAL HOUSEHOLD DURABLES                      907,198
                                           ----------
  INTERNET & CATALOG RETAIL 2.6%
  Amazon.com, Inc.*.............     682       54,914
  Expedia, Inc.*................   6,044       82,259
                                           ----------
TOTAL INTERNET & CATALOG RETAIL               137,173
                                           ----------
  LEISURE EQUIPMENT & PRODUCTS 2.9%
  Eastman Kodak Co. ............  12,643       38,561
  Hasbro, Inc. .................   2,041       54,413
  Mattel, Inc. .................   4,315       64,553
                                           ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            157,527
                                           ----------
  MEDIA 19.7%
  CBS Corp. -- Class B..........  11,575       81,488
  Comcast Corp. -- Class A......   3,734       57,728
  DIRECTV Group, Inc.(The)*.....   2,181       53,936
  Gannett Co., Inc. ............  22,152       86,614
  Interpublic Group of Cos.,
     Inc.*......................  11,936       74,719
  McGraw-Hill Cos., Inc. .......   2,509       75,646
  Meredith Corp. ...............   3,040       76,243
  New York Times Co. -- Class
     A..........................  10,749       57,830
  News Corp. -- Class A.........   7,810       64,510
  Omnicom Group, Inc. ..........   1,993       62,720
  Scripps Networks
     Interactive -- Class A.....   2,261       62,042
  Time Warner Cable, Inc. ......   2,116       68,199
  Time Warner, Inc. ............   2,726       59,508
  Viacom, Inc. -- Class B*......   2,886       55,527
  Walt Disney Co.(The)..........   2,723       59,634
  Washington Post Co. -- Class
     B..........................     140       58,603
                                           ----------
TOTAL MEDIA                                 1,054,947
                                           ----------
  MULTILINE RETAIL 10.2%
  Big Lots, Inc.*...............   2,413       66,695
  Family Dollar Stores, Inc. ...   1,539       51,079
  J.C. Penney Co., Inc. ........   2,753       84,490
  Kohl's Corp.*.................   1,173       53,196
  Macy's, Inc. .................   5,703       78,017
  Nordstrom, Inc. ..............   3,273       74,068
  Sears Holdings Corp.*.........   1,184       73,965
  Target Corp. .................   1,563       64,489
                                           ----------
TOTAL MULTILINE RETAIL                        545,999
                                           ----------
  SPECIALTY RETAIL 19.7%
  Abercrombie & Fitch
     Co. -- Class A.............   2,143       57,990
  AutoNation, Inc.*.............   3,652       64,677
  AutoZone, Inc.*...............     300       49,917
  Bed Bath & Beyond, Inc.*......   2,050       62,361
  Best Buy Co., Inc. ...........   1,472       56,495
  GameStop Corp. -- Class A*....   1,910       57,606
  Gap, Inc.(The)................   3,961       61,554
  Home Depot, Inc. .............   2,146       56,483
  Limited Brands, Inc. .........   5,893       67,298
  Lowe's Cos., Inc. ............   2,787       59,920
  O'Reilly Automotive, Inc.*....   1,402       54,468
  Office Depot, Inc.*...........  34,466       89,267
  RadioShack Corp. .............   5,696       80,200
  Sherwin-Williams Co.(The).....   1,054       59,698
  Staples, Inc. ................   2,794       57,612
  Tiffany & Co. ................   2,346       67,893
  TJX Cos., Inc. ...............   1,925       53,842
                                           ----------
TOTAL SPECIALTY RETAIL                      1,057,281
                                           ----------
  TEXTILES, APPAREL & LUXURY GOODS 4.7%
  Coach, Inc.*..................   3,157       77,346
  NIKE, Inc. -- Class B.........   1,053       55,251
  Polo Ralph Lauren Corp. ......   1,252       67,408
  V.F. Corp. ...................     852       50,498
                                           ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        250,503
                                           ----------
TOTAL COMMON STOCKS
  (Cost $6,421,252)                         5,356,459
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   4,939        4,939
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,939)                                 4,939
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,426,191)                         5,361,398
                                           ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                              (1,216)
                                           ----------
NET ASSETS--100.0%                         $5,360,182
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

38



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.5%
  BEVERAGES 21.4%
  Brown-Forman Corp. -- Class
     B..........................   4,519     $210,133
  Coca-Cola Co.(The)............   4,222      181,757
  Coca-Cola Enterprises, Inc. ..  15,176      258,903
  Constellation Brands,
     Inc. -- Class A*...........  13,450      155,886
  Dr Pepper Snapple Group,
     Inc.*......................  12,203      252,724
  Molson Coors Brewing
     Co. -- Class B.............   5,390      206,167
  Pepsi Bottling Group, Inc. ...   8,899      278,272
  PepsiCo, Inc. ................   3,644      181,325
                                           ----------
TOTAL BEVERAGES                             1,725,167
                                           ----------
  FOOD & STAPLES RETAILING 22.0%
  Costco Wholesale Corp. .......   3,931      191,047
  CVS Caremark Corp. ...........   6,670      211,972
  Kroger Co.(The)...............   8,451      182,711
  Safeway, Inc. ................   9,025      178,244
  SUPERVALU, Inc. ..............  11,796      192,865
  Sysco Corp. ..................   7,710      179,874
  Wal-Mart Stores, Inc. ........   3,547      178,769
  Walgreen Co. .................   7,406      232,770
  Whole Foods Market, Inc. .....  10,948      226,952
                                           ----------
TOTAL FOOD & STAPLES RETAILING              1,775,204
                                           ----------
  FOOD PRODUCTS 32.2%
  Archer-Daniels-Midland Co. ...   6,276      154,515
  Campbell Soup Co. ............   6,747      173,533
  ConAgra Foods, Inc. ..........  12,281      217,374
  Dean Foods Co.*...............   8,908      184,396
  General Mills, Inc. ..........   3,752      190,189
  H.J. Heinz Co. ...............   5,310      182,770
  Hershey Co.(The)..............   5,082      183,663
  Hormel Foods Corp. ...........   5,782      180,919
  J.M. Smucker Co.(The).........   4,899      193,021
  Kellogg Co. ..................   4,834      203,560
  Kraft Foods, Inc. -- Class A..   8,019      187,645
  McCormick & Co., Inc. ........   5,516      162,446
  Sara Lee Corp. ...............  21,914      182,324
  Tyson Foods, Inc. -- Class A..  18,882      199,016
                                           ----------
TOTAL FOOD PRODUCTS                         2,595,371
                                           ----------
  HOUSEHOLD PRODUCTS 9.4%
  Clorox Co. ...................   3,565      199,818
  Colgate-Palmolive Co. ........   3,097      182,723
  Kimberly-Clark Corp. .........   3,807      187,076
  Procter & Gamble Co. .........   3,819      188,812
                                           ----------
TOTAL HOUSEHOLD PRODUCTS                      758,429
                                           ----------
  PERSONAL PRODUCTS 5.5%
  Avon Products, Inc. ..........   9,561      217,608
  Estee Lauder Cos.,
     Inc -- Class A.............   7,491      223,981
                                           ----------
TOTAL PERSONAL PRODUCTS                       441,589
                                           ----------
  TOBACCO 9.0%
  Altria Group, Inc. ...........  10,660      174,078
  Lorillard, Inc. ..............   2,958      186,739
  Philip Morris International,
     Inc. ......................   4,806      173,977
  Reynolds American, Inc. ......   4,932      187,317
                                           ----------
TOTAL TOBACCO                                 722,111
                                           ----------
TOTAL COMMON STOCKS
  (Cost $9,600,869)                         8,017,871
                                           ----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund.......................  32,399       32,399
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $32,399)                               32,399
                                           ----------
TOTAL INVESTMENTS 99.9%
  (Cost $9,633,268)                         8,050,270
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             5,557
                                           ----------
NET ASSETS--100.0%                         $8,055,827
-----------------------------------------------------



   *Non-Income Producing Security.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  39




RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  ENERGY EQUIPMENT & SERVICES 29.6%
  Baker Hughes, Inc. ...........   4,117     $146,483
  BJ Services Co. ..............  12,484      173,403
  Cameron International Corp.*..   5,654      144,629
  Diamond Offshore Drilling,
     Inc. ......................   1,926      139,462
  ENSCO International, Inc. ....   4,545      128,533
  Halliburton Co. ..............   7,589      153,449
  Nabors Industries, Ltd.*......  12,365      188,072
  National-Oilwell Varco,
     Inc.*......................   4,221      127,812
  Rowan Cos., Inc. .............   9,486      148,076
  Schlumberger, Ltd. ...........   3,074      150,595
  Smith International, Inc. ....   5,534      143,054
                                           ----------
TOTAL ENERGY EQUIPMENT & SERVICES           1,643,568
                                           ----------
  OIL, GAS & CONSUMABLE FUELS 70.2%
  Anadarko Petroleum Corp. .....   3,143      135,338
  Apache Corp. .................   1,973      143,753
  Cabot Oil & Gas Corp. ........   5,085      153,516
  Chesapeake Energy Corp. ......   7,244      142,779
  Chevron Corp. ................   1,971      130,283
  ConocoPhillips................   3,383      138,703
  CONSOL Energy, Inc. ..........   4,448      139,133
  Denbury Resources, Inc.*......   8,384      136,492
  Devon Energy Corp. ...........   2,685      139,217
  El Paso Corp. ................  19,232      132,701
  EOG Resources, Inc. ..........   2,062      130,896
  Exxon Mobil Corp. ............   1,935      129,006
  Hess Corp. ...................   2,070      113,415
  Marathon Oil Corp. ...........   5,265      156,370
  Massey Energy Co. ............  11,232      178,701
  Murphy Oil Corp. .............   2,669      127,338
  Noble Energy, Inc. ...........   2,460      139,605
  Occidental Petroleum Corp. ...   2,249      126,596
  Peabody Energy Corp. .........   4,760      125,616
  Pioneer Natural Resources
     Co. .......................   7,671      177,354
  Range Resources Corp. ........   3,111      124,347
  Southwestern Energy Co.*......   4,139      148,425
  Spectra Energy Corp. .........   9,103      131,993
  Sunoco, Inc. .................   4,754      126,029
  Tesoro Corp. .................   9,155      139,614
  Valero Energy Corp. ..........   7,086      140,586
  Williams Cos., Inc. ..........  10,880      153,408
  XTO Energy, Inc. .............   3,892      134,897
                                           ----------
TOTAL OIL, GAS & CONSUMABLE FUELS           3,896,111
                                           ----------
TOTAL COMMON STOCKS
  (Cost $8,029,253)                         5,539,679
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................   9,322        9,322
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,322)                                 9,322
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $8,038,575)                         5,549,001
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(a)                             12
                                           ----------
NET ASSETS--100.0%                         $5,549,013
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

40



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  CAPITAL MARKETS 17.1%
  Ameriprise Financial, Inc. ...   4,376     $115,308
  Bank of New York Mellon
     Corp. .....................   3,400       86,632
  Charles Schwab Corp.(The).....   6,211      114,779
  E*TRADE Financial Corp.*......  72,312      103,406
  Federated Investors,
     Inc. -- Class B............   4,123       94,334
  Franklin Resources, Inc. .....   1,797      108,683
  Goldman Sachs Group,
     Inc.(The)..................     856      109,996
  Invesco Ltd. .................   7,050      103,776
  Janus Capital Group, Inc. ....  14,918      149,628
  Legg Mason, Inc. .............   6,068      121,785
  Morgan Stanley................   4,036       95,411
  Northern Trust Corp. .........   1,498       81,431
  State Street Corp. ...........   3,227      110,137
  T. Rowe Price Group, Inc. ....   3,348      128,965
                                           ----------
TOTAL CAPITAL MARKETS                       1,524,271
                                           ----------
  COMMERCIAL BANKS 16.7%
  BB&T Corp. ...................   4,827      112,662
  Comerica, Inc. ...............   4,549       95,438
  Fifth Third Bancorp...........  39,920      163,672
  First Horizon National
     Corp. .....................   8,116       93,415
  Huntington Bancshares, Inc. ..  47,132      131,498
  KeyCorp.......................  10,657       65,541
  M&T Bank Corp. ...............   2,104      110,355
  Marshall & Ilsley Corp. ......  16,281       94,104
  PNC Financial Services Group,
     Inc. ......................   2,994      118,862
  Regions Financial Corp. ......  19,951       89,580
  SunTrust Banks, Inc. .........   6,739       97,311
  U.S. Bancorp..................   6,020      109,684
  Wells Fargo & Co. ............   5,679      113,637
  Zions Bancorp.................   8,170       89,298
                                           ----------
TOTAL COMMERCIAL BANKS                      1,485,057
                                           ----------
  CONSUMER FINANCE 5.6%
  American Express Co. .........   6,577      165,872
  Capital One Financial Corp. ..   7,059      118,168
  Discover Financial Services...  14,196      115,413
  SLM Corp.*....................  19,677       95,040
                                           ----------
TOTAL CONSUMER FINANCE                        494,493
                                           ----------
  DIVERSIFIED FINANCIAL SERVICES 11.7%
  Bank of America Corp. ........  12,741      113,777
  CIT Group, Inc. ..............  34,816       77,291
  Citigroup, Inc. ..............  32,539       99,244
  CME Group, Inc. ..............     372       82,342
  IntercontinentalExchange,
     Inc.*......................   1,143      100,127
  JPMorgan Chase & Co. .........   3,468      114,444
  Leucadia National Corp.*......   6,599      140,097
  Moody's Corp. ................   4,445      131,216
  Nasdaq OMX Group (The)*.......   4,011       77,132
  NYSE Euronext.................   4,570      105,887
                                           ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,041,557
                                           ----------
  INSURANCE 26.0%
  AFLAC, Inc. ..................   4,360      125,960
  Allstate Corp. ...............   4,519      105,428
  American International Group,
     Inc. ......................  58,909       81,294
  Aon Corp. ....................   2,170       91,574
  Assurant, Inc. ...............   3,907       95,487
  Chubb Corp. ..................   2,042       79,536
  Cincinnati Financial Corp. ...   3,964       94,938
  Genworth Financial,
     Inc. -- Class A............  47,325      111,687
  Hartford Financial Services
     Group, Inc. ...............  10,656      122,224
  Lincoln National Corp. .......  10,878      122,269
  Loews Corp. ..................   3,707       92,267
  Marsh & McLennan Cos., Inc. ..   4,235       89,316
  MBIA, Inc.*...................  19,365       91,597
  MetLife, Inc. ................   3,865      114,984
  Principal Financial Group,
     Inc. ......................  11,305      184,724
  Progressive Corp.*............   6,536       99,870
  Prudential Financial, Inc. ...   4,717      136,227
  Torchmark Corp. ..............   3,268       95,850
  Travelers Cos., Inc.(The).....   2,161       88,904
  Unum Group....................   7,093      115,900
  XL Capital, Ltd. -- Class A...  18,218      173,253
                                           ----------
TOTAL INSURANCE                             2,313,289
                                           ----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 18.0%
  Apartment Investment &
     Management Co. -- Class A..  15,779      115,187
  AvalonBay Communities, Inc. ..   1,784      101,349
  Boston Properties, Inc. ......   2,249      111,146
  Equity Residential............   4,619      105,729
  HCP, Inc. ....................   4,693      103,011
  Health Care REIT, Inc. .......   2,715       92,500
  Host Hotels & Resorts, Inc. ..  20,566      158,152
  Kimco Realty Corp. ...........  10,676      128,325
  Plum Creek Timber Co., Inc. ..   3,089      106,632
  ProLogis......................  14,214      129,490
  Public Storage, Inc. .........   1,558      104,168
  Simon Property Group, Inc. ...   2,481      128,020
  Ventas, Inc. .................   3,671      105,137
  Vornado Realty Trust..........   2,421      118,363
                                           ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   1,607,209
                                           ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.8%
  CB Richard Ellis Group,
     Inc. -- Class A*...........  33,089      248,168
                                           ----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 248,168
                                           ----------
  THRIFTS & MORTGAGE FINANCE 1.9%
  Hudson City Bancorp, Inc. ....   7,548       94,803
  People's United Financial,
     Inc. ......................   4,995       78,022
                                           ----------
TOTAL THRIFTS & MORTGAGE FINANCE              172,825
                                           ----------
TOTAL COMMON STOCKS
  (Cost $11,930,827)                        8,886,869
                                           ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.......................  21,283       21,283
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,283)                               21,283
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $11,952,110)                        8,908,152
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                          1,644
                                           ----------
NET ASSETS--100.0%                         $8,909,796
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  41




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 100.0%
  BIOTECHNOLOGY 9.8%
  Amgen, Inc.*.................   12,840      $622,355
  Biogen Idec, Inc.*...........   12,401       599,465
  Celgene Corp.*...............   13,728       586,460
  Cephalon, Inc.*..............    9,371       614,831
  Genzyme Corp.*...............   11,452       610,735
  Gilead Sciences, Inc.*.......   14,159       648,482
                                           -----------
TOTAL BIOTECHNOLOGY                          3,682,328
                                           -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 24.5%
  Baxter International, Inc. ..   12,506       606,541
  Becton, Dickinson & Co. .....    9,815       593,611
  Boston Scientific Corp.*.....   80,856       679,999
  C.R. Bard, Inc. .............    8,173       585,432
  Covidien, Ltd. ..............   20,008       659,864
  Dentsply International,
     Inc. .....................   25,332       725,002
  Hospira, Inc.*...............   24,875       817,641
  Intuitive Surgical, Inc.*....    6,468       929,646
  Medtronic, Inc. .............   22,513       720,416
  St Jude Medical, Inc.*.......   17,673       592,399
  Stryker Corp. ...............   19,915       770,910
  Varian Medical Systems,
     Inc.*.....................   21,149       705,742
  Zimmer Holdings, Inc.*.......   17,847       785,089
                                           -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       9,172,292
                                           -----------
  HEALTH CARE PROVIDERS & SERVICES 32.0%
  Aetna, Inc. .................   26,491       583,067
  AmerisourceBergen Corp. .....   20,589       692,614
  Cardinal Health, Inc. .......   19,983       675,226
  CIGNA Corp. .................   35,270       695,172
  Coventry Health Care, Inc.*..   53,485       850,946
  DaVita, Inc.*................   13,995       648,948
  Express Scripts, Inc.*.......   13,492       863,083
  Humana, Inc.*................   24,673       710,089
  Laboratory Corp. of America
     Holdings*.................   11,068       710,012
  McKesson Corp. ..............   17,485       646,945
  Medco Health Solutions,
     Inc.*.....................   16,183       704,770
  Patterson Cos., Inc.*........   34,787       711,742
  Quest Diagnostics, Inc. .....   14,127       725,139
  Tenet Healthcare Corp.*......  599,095     1,347,964
  UnitedHealth Group, Inc. ....   29,503       693,910
  WellPoint, Inc.*.............   17,376       742,998
                                           -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      12,002,625
                                           -----------
  HEALTH CARE TECHNOLOGY 1.8%
  IMS Health, Inc. ............   52,533       659,815
                                           -----------
TOTAL HEALTH CARE TECHNOLOGY                   659,815
                                           -----------
  LIFE SCIENCES TOOLS & SERVICES 9.8%
  Life Technologies Corp.*.....   20,367       759,689
  Millipore Corp.*.............   11,068       654,119
  PerkinElmer, Inc. ...........   52,330       762,448
  Thermo Fisher Scientific
     Inc.*.....................   18,646       654,102
  Waters Corp.*................   19,379       855,970
                                           -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES         3,686,328
                                           -----------
  PHARMACEUTICALS 22.1%
  Abbott Laboratories..........   13,196       552,253
  Allergan, Inc. ..............   15,633       729,436
  Bristol-Myers Squibb Co. ....   30,145       578,784
  Eli Lilly & Co. .............   19,679       647,833
  Forest Laboratories, Inc.*...   29,674       643,629
  Johnson & Johnson, Inc. .....   12,508       654,919
  King Pharmaceuticals, Inc.*..   90,376       712,163
  Merck & Co., Inc. ...........   24,052       583,020
  Mylan Inc.*..................   47,560       630,170
  Pfizer, Inc. ................   45,801       611,901
  Schering-Plough Corp. .......   27,219       626,581
  Watson Pharmaceuticals,
     Inc.*.....................   22,531       697,109
  Wyeth........................   14,840       629,216
                                           -----------
TOTAL PHARMACEUTICALS                        8,297,014
                                           -----------
TOTAL COMMON STOCKS
  (Cost $48,914,270)                        37,500,402
                                           -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund......................   11,076        11,076
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,076)                                11,076
                                           -----------
TOTAL INVESTMENTS 100.0%
  (Cost $48,925,346)                        37,511,478
                                           -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                               (2,589)
                                           -----------
NET ASSETS--100.0%                         $37,508,889
------------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

42



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                MARKET
                                  SHARES         VALUE
------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 19.7%
  Boeing Co. ...................   4,931      $197,487
  General Dynamics Corp. .......   4,252       219,701
  Goodrich Corp. ...............   4,301       190,448
  Honeywell International,
     Inc. ......................   5,926       184,950
  ITT Corp. ....................   4,246       174,128
  L-3 Communications Holdings,
     Inc. ......................   2,520       191,898
  Lockheed Martin Corp. ........   2,362       185,488
  Northrop Grumman Corp. .......   4,198       202,973
  Precision Castparts Corp. ....   2,794       209,159
  Raytheon Co. .................   4,540       205,344
  Rockwell Collins, Inc. .......   5,116       196,199
  United Technologies Corp. ....   3,970       193,895
                                           -----------
TOTAL AEROSPACE & DEFENSE                    2,351,670
                                           -----------
  AIR FREIGHT & LOGISTICS 6.7%
  C.H. Robinson Worldwide,
     Inc. ......................   3,648       193,928
  Expeditors International of
     Washington, Inc. ..........   5,836       202,567
  FedEx Corp. ..................   3,824       213,991
  United Parcel Service,
     Inc. -- Class B............   3,584       187,587
                                           -----------
TOTAL AIR FREIGHT & LOGISTICS                  798,073
                                           -----------
  AIRLINES 1.7%
  Southwest Airlines Co. .......  28,607       199,677
                                           -----------
TOTAL AIRLINES                                 199,677
                                           -----------
  BUILDING PRODUCTS 1.8%
  Masco Corp. ..................  24,255       214,899
                                           -----------
TOTAL BUILDING PRODUCTS                        214,899
                                           -----------
  COMMERCIAL SERVICES & SUPPLIES 21.0%
  Avery Dennison Corp. .........   7,591       218,165
  Cintas Corp. .................   7,021       180,159
  Dun & Bradstreet Corp. .......   2,170       176,638
  Equifax, Inc. ................   7,204       210,069
  Iron Mountain, Inc.*..........   7,585       216,097
  Monster Worldwide, Inc.*......  21,651       298,784
  Pitney Bowes, Inc. ...........   7,366       180,762
  R.R. Donnelley & Sons Co. ....  22,613       263,441
  Republic Services, Inc. ......   9,434       198,114
  Robert Half International,
     Inc. ......................   9,576       230,015
  Stericycle, Inc.*.............   3,403       160,213
  Waste Management, Inc. .......   6,381       170,181
                                           -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES         2,502,638
                                           -----------
  CONSTRUCTION & ENGINEERING 2.7%
  Fluor Corp. ..................   4,334       164,129
  Jacobs Engineering Group,
     Inc.*......................   4,289       163,153
                                           -----------
TOTAL CONSTRUCTION & ENGINEERING               327,282
                                           -----------
  ELECTRICAL EQUIPMENT 5.4%
  Cooper Industries,
     Ltd. -- Class A............   6,690       219,365
  Emerson Electric Co. .........   5,982       203,627
  Rockwell Automation, Inc. ....   7,084       223,784
                                           -----------
TOTAL ELECTRICAL EQUIPMENT                     646,776
                                           -----------
  INDUSTRIAL CONGLOMERATES 5.9%
  3M Co. .......................   3,482       200,563
  General Electric Co. .........  16,784       212,318
  Textron, Inc. ................  26,949       289,163
                                           -----------
TOTAL INDUSTRIAL CONGLOMERATES                 702,044
                                           -----------
  MACHINERY 23.3%
  Caterpillar, Inc. ............   5,869       208,819
  Cummins, Inc. ................   6,818       231,812
  Danaher Corp. ................   2,991       174,794
  Deere & Co. ..................   5,210       214,965
  Dover Corp. ..................   6,379       196,346
  Eaton Corp. ..................   4,692       205,510
  Flowserve Corp. ..............   2,870       194,873
  Illinois Tool Works, Inc. ....   5,760       188,928
  Ingersoll-Rand Co.,
     Ltd. -- Class A............  11,507       250,507
  Manitowoc Co., Inc. ..........  39,824       236,953
  PACCAR, Inc. .................   6,346       224,902
  Pall Corp. ...................   8,000       211,280
  Parker-Hannifin Corp. ........   5,076       230,196
                                           -----------
TOTAL MACHINERY                              2,769,885
                                           -----------
  ROAD & RAIL 8.1%
  Burlington Northern Santa Fe
     Corp. .....................   2,910       196,367
  CSX Corp. ....................   6,596       195,175
  Norfolk Southern Corp. .......   5,254       187,463
  Ryder System, Inc. ...........   6,352       175,887
  Union Pacific Corp. ..........   4,149       203,882
                                           -----------
TOTAL ROAD & RAIL                              958,774
                                           -----------
  TRADING COMPANIES & DISTRIBUTORS 3.5%
  Fastenal Co. .................   5,520       211,747
  W.W. Grainger, Inc. ..........   2,411       202,235
                                           -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS         413,982
                                           -----------
TOTAL COMMON STOCKS
  (Cost $12,865,446)                        11,885,700
                                           -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................  11,662        11,662
                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,662)                                11,662
                                           -----------
TOTAL INVESTMENTS 99.9%
  (Cost $12,877,108)                        11,897,362
                                           -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             14,608
                                           -----------
NET ASSETS--100.0%                         $11,911,970
------------------------------------------------------



*    Non-Income Producing Security.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  43




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  CHEMICALS 37.7%
  Air Products & Chemicals,
     Inc. ......................   2,666     $175,689
  CF Industries Holdings,
     Inc. ......................   2,177      156,853
  Dow Chemical Co.(The).........  19,150      306,400
  Du Pont (E.I.) de Nemours &
     Co. .......................   7,126      198,815
  Eastman Chemical Co. .........   6,092      241,731
  Ecolab, Inc. .................   4,556      175,634
  International Flavors &
     Fragrances, Inc. ..........   5,142      160,430
  Monsanto Co. .................   1,834      155,688
  PPG Industries, Inc. .........   4,243      186,904
  Praxair, Inc. ................   2,328      173,692
  Sigma-Aldrich Corp. ..........   4,103      179,876
                                           ----------
TOTAL CHEMICALS                             2,111,712
                                           ----------
  CONSTRUCTION MATERIALS 3.2%
  Vulcan Materials Co. .........   3,805      180,928
                                           ----------
TOTAL CONSTRUCTION MATERIALS                  180,928
                                           ----------
  CONTAINERS & PACKAGING 19.3%
  Ball Corp. ...................   3,559      134,245
  Bemis Co., Inc. ..............   7,332      176,261
  Owens-Illinois, Inc.*.........  12,059      294,119
  Pactiv Corp.*.................  11,893      259,981
  Sealed Air Corp. .............  11,408      217,437
                                           ----------
TOTAL CONTAINERS & PACKAGING                1,082,043
                                           ----------
  METALS & MINING 27.8%
  AK Steel Holding Corp. .......  21,258      276,567
  Alcoa, Inc. ..................  22,695      205,844
  Allegheny Technologies,
     Inc. ......................   7,152      234,085
  Freeport-McMoRan Copper &
     Gold, Inc. ................   3,775      161,004
  Newmont Mining Corp. .........   3,369      135,568
  Nucor Corp. ..................   3,933      160,034
  Titanium Metals Corp. ........  27,414      186,141
  United States Steel Corp. ....   7,459      198,036
                                           ----------
TOTAL METALS & MINING                       1,557,279
                                           ----------
  PAPER & FOREST PRODUCTS 11.9%
  International Paper Co. ......  20,785      263,138
  MeadWestvaco Corp. ...........  13,092      205,021
  Weyerhaeuser Co. .............   5,546      195,552
                                           ----------
TOTAL PAPER & FOREST PRODUCTS                 663,711
                                           ----------
TOTAL COMMON STOCKS
  (Cost $6,315,102)                         5,595,673
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   7,948        7,948
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,948)                                 7,948
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,323,050)                         5,603,621
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                            138
                                           ----------
NET ASSETS--100.0%                         $5,603,759
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

44



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 12.8%
  Ciena Corp.*..................  12,790     $152,841
  Cisco Systems, Inc.*..........   5,740      110,897
  Corning, Inc. ................   7,200      105,264
  Harris Corp. .................   2,860       87,459
  JDS Uniphase Corp.*...........  27,970      128,942
  Juniper Networks, Inc.*.......   5,950      128,818
  Motorola, Inc. ...............  22,880      126,526
  QUALCOMM, Inc. ...............   2,470      104,530
  Tellabs, Inc.*................  21,710      113,760
                                           ----------
TOTAL COMMUNICATIONS EQUIPMENT              1,059,037
                                           ----------
  COMPUTERS & PERIPHERALS 14.6%
  Apple, Inc.*..................     920      115,764
  Dell, Inc.*...................   9,280      107,834
  EMC Corp.*....................   8,110      101,618
  Hewlett-Packard Co. ..........   3,200      115,136
  International Business
     Machines Corp. ............   1,000      103,210
  Lexmark International,
     Inc. -- Class A*...........   5,530      108,499
  NetApp, Inc.*.................   5,950      108,885
  QLogic Corp.*.................   8,270      117,268
  SanDisk Corp.*................   8,780      138,021
  Sun Microsystems, Inc.*.......  10,790       98,836
  Teradata Corp.*...............   5,540       92,629
                                           ----------
TOTAL COMPUTERS & PERIPHERALS               1,207,700
                                           ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 9.4%
  Agilent Technologies, Inc.*...   6,320      115,403
  Amphenol Corp. -- Class A.....   3,290      111,334
  FLIR Systems, Inc.*...........   4,400       97,592
  Jabil Circuit, Inc. ..........  21,860      177,066
  Molex, Inc. ..................   7,150      119,191
  Tyco Electronics, Ltd. .......   8,830      153,995
                                           ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS      774,581
                                           ----------
  INTERNET SOFTWARE & SERVICES 6.5%
  Akamai Technologies, Inc.*....   4,880      107,458
  eBay, Inc.*...................   7,610      125,337
  Google, Inc. -- Class A*......     280      110,872
  VeriSign, Inc.*...............   4,680       96,314
  Yahoo!, Inc.*.................   6,780       96,886
                                           ----------
TOTAL INTERNET SOFTWARE & SERVICES            536,867
                                           ----------
  IT SERVICES 14.0%
  Affiliated Computer Services,
     Inc. -- Class A*...........   1,990       96,276
  Automatic Data Processing,
     Inc. ......................   2,540       89,408
  Cognizant Technology Solutions
     Corp. -- Class A*..........   4,310      106,845
  Computer Sciences Corp.*......   2,630       97,205
  Convergys Corp.*..............  12,900      130,419
  Fidelity National Information
     Services, Inc. ............   5,280       94,248
  Fiserv, Inc.*.................   2,690      100,391
  Mastercard, Inc. -- Class A...     600      110,070
  Paychex, Inc. ................   4,020      108,580
  Total System Services, Inc. ..   7,060       88,038
  Western Union Co. ............   7,790      130,483
                                           ----------
TOTAL IT SERVICES                           1,151,963
                                           ----------
  OFFICE ELECTRONICS 1.3%
  Xerox Corp. ..................  17,440      106,558
                                           ----------
TOTAL OFFICE ELECTRONICS                      106,558
                                           ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23.1%
  Advanced Micro Devices,
     Inc.*......................  31,460      113,571
  Altera Corp. .................   5,340       87,095
  Analog Devices, Inc. .........   4,590       97,675
  Applied Materials, Inc. ......   8,700      106,227
  Broadcom Corp. -- Class A*....   4,730      109,689
  Intel Corp. ..................   6,150       97,047
  KLA-Tencor Corp. .............   4,520      125,385
  Linear Technology Corp. ......   4,030       87,773
  LSI Corp.*....................  28,740      110,362
  MEMC Electronic Materials,
     Inc.*......................   6,000       97,200
  Microchip Technology, Inc. ...   4,470      102,810
  Micron Technology, Inc.*......  25,380      123,854
  National Semiconductor
     Corp. .....................   8,580      106,135
  Novellus Systems, Inc.*.......   6,340      114,500
  NVIDIA Corp.*.................   9,240      106,075
  Teradyne, Inc.*...............  20,880      124,027
  Texas Instruments, Inc. ......   5,610      101,317
  Xilinx, Inc. .................   4,680       95,659
                                           ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 1,906,401
                                           ----------
  SOFTWARE 18.2%
  Adobe Systems, Inc.*..........   4,380      119,793
  Autodesk, Inc.*...............   6,710      133,797
  BMC Software, Inc.*...........   2,940      101,930
  CA, Inc. .....................   5,610       96,773
  Citrix Systems, Inc.*.........   3,900      111,267
  Compuware Corp.*..............  16,280      121,774
  Electronic Arts, Inc.*........   4,920      100,122
  Intuit, Inc.*.................   3,490       80,724
  McAfee, Inc.*.................   2,950      110,743
  Microsoft Corp. ..............   5,430      110,012
  Novell, Inc.*.................  21,410       80,502
  Oracle Corp. .................   5,360      103,662
  Salesforce.com, Inc.*.........   2,620      112,162
  Symantec Corp.*...............   6,570      113,332
                                           ----------
TOTAL SOFTWARE                              1,496,593
                                           ----------
TOTAL COMMON STOCKS
  (Cost $12,452,566)                        8,239,700
                                           ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.......................   8,257        8,257
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,257)                                 8,257
                                           ----------
TOTAL INVESTMENTS 100.0%
  (Cost $12,460,823)                        8,247,957
                                           ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                              (2,369)
                                           ----------
NET ASSETS--100.0%                         $8,245,588
-----------------------------------------------------



   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  45




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                  SHARES        VALUE
-----------------------------------------------------
COMMON STOCKS 99.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 16.1%
  AT&T, Inc. ...................   4,900     $125,538
  CenturyTel, Inc. .............   4,740      128,691
  Embarq Corp. .................   3,520      128,691
  Frontier Communications
     Corp. .....................  18,830      133,881
  Qwest Communications
     International, Inc. .......  36,500      141,985
  Verizon Communications,
     Inc. ......................   4,140      125,608
  Windstream Corp. .............  15,680      130,144
                                           ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    914,538
                                           ----------
  ELECTRIC UTILITIES 30.9%
  Allegheny Energy, Inc. .......   5,290      137,117
  American Electric Power Co.,
     Inc. ......................   4,470      117,919
  Duke Energy Corp. ............   8,840      122,080
  Edison International..........   4,310      122,878
  Entergy Corp. ................   1,860      120,472
  Exelon Corp. .................   2,800      129,164
  FirstEnergy Corp. ............   3,140      128,426
  FPL Group, Inc. ..............   2,510      135,013
  Northeast Utilities...........   5,790      121,706
  Pepco Holdings, Inc. .........  10,310      123,205
  Pinnacle West Capital Corp. ..   4,760      130,329
  PPL Corp. ....................   4,330      129,510
  Progress Energy, Inc. ........   3,560      121,467
  Southern Co. .................   4,140      119,563
                                           ----------
TOTAL ELECTRIC UTILITIES                    1,758,849
                                           ----------
  GAS UTILITIES 6.3%
  EQT Corp. ....................   3,740      125,776
  Nicor, Inc. ..................   3,720      119,561
  Questar Corp. ................   3,920      116,502
                                           ----------
TOTAL GAS UTILITIES                           361,839
                                           ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 7.3%
  AES Corp.(The)*...............  18,990      134,259
  Constellation Energy Group,
     Inc. ......................   6,380      153,631
  Dynegy, Inc. -- Class A*......  71,530      127,323
                                           ----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              415,213
                                           ----------
  MULTI-UTILITIES 33.7%
  Ameren Corp. .................   5,700      131,214
  CenterPoint Energy, Inc. .....  12,060      128,318
  CMS Energy Corp. .............  10,490      126,090
  Consolidated Edison, Inc. ....   3,300      122,529
  Dominion Resources, Inc. .....   4,020      121,243
  DTE Energy Co. ...............   4,590      135,726
  Integrys Energy Group, Inc. ..   4,830      127,560
  NiSource, Inc. ...............  12,920      141,991
  PG&E Corp. ...................   3,270      121,382
  Public Service Enterprise
     Group, Inc. ...............   4,460      133,087
  SCANA Corp. ..................   4,180      126,320
  Sempra Energy.................   2,900      133,458
  TECO Energy, Inc. ............  11,320      119,879
  Wisconsin Energy Corp. .......   3,150      125,874
  Xcel Energy, Inc. ............   6,890      127,052
                                           ----------
TOTAL MULTI-UTILITIES                       1,921,723
                                           ----------
  WIRELESS TELECOMMUNICATION SERVICES 5.0%
  American Tower Corp. -- Class
     A*.........................   4,060      128,945
  Sprint Nextel Corp.*..........  36,080      157,309
                                           ----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    286,254
                                           ----------
TOTAL COMMON STOCKS
  (Cost $7,211,574)                         5,658,416
                                           ----------

SHORT TERM INVESTMENTS 0.5%
  SSgA Government Money Market
     Fund.......................  28,010       28,010
                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,010)                               28,010
                                           ----------
TOTAL INVESTMENTS 99.8%
  (Cost $7,239,584)                         5,686,426
                                           ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                            10,553
                                           ----------
NET ASSETS--100.0%                         $5,696,979
-----------------------------------------------------



*    Non-Income Producing Security.



See Notes to Financial Statements.

46




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                                RYDEX         RYDEX
                                                RYDEX S&P     RYDEX S&P    S&P MIDCAP    S&P MIDCAP
                                                 500 PURE      500 PURE      400 PURE      400 PURE
                                                VALUE ETF    GROWTH ETF     VALUE ETF    GROWTH ETF
                                             ------------   -----------   -----------   -----------
ASSETS
Investments at Market Value*...............  $ 13,836,652   $31,221,539   $ 8,356,548   $19,053,104
Receivables:
  Fund Shares Sold.........................            --            --            --     2,096,010
  Dividends................................        16,473        16,335        11,548         2,220
                                             ------------   -----------   -----------   -----------
     TOTAL ASSETS..........................    13,853,125    31,237,874     8,368,096    21,151,334
                                             ------------   -----------   -----------   -----------
LIABILITIES
Payables:
  Investments Purchased....................            --            --            --     2,095,655
  Accrued Management Fees..................         6,392        15,031         3,933         7,179
                                             ------------   -----------   -----------   -----------
     TOTAL LIABILITIES.....................         6,392        15,031         3,933     2,102,834
                                             ------------   -----------   -----------   -----------
NET ASSETS.................................  $ 13,846,733   $31,222,843   $ 8,364,163   $19,048,500
                                             ============   ===========   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital............................  $ 31,192,933   $45,127,268   $17,283,861   $27,004,513
Undistributed Net Investment Income........         3,654        11,451        19,769         3,228
Accumulated Net Realized Loss on Investment
  Securities...............................   (12,303,026)   (7,669,643)   (7,453,404)   (5,750,621)
Net Unrealized Depreciation on Investment
  Securities...............................    (5,046,828)   (6,246,233)   (1,486,063)   (2,208,620)
                                             ------------   -----------   -----------   -----------
NET ASSETS.................................  $ 13,846,733   $31,222,843   $ 8,364,163   $19,048,500
                                             ============   ===========   ===========   ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value................       902,049     1,250,191       450,320       450,017
                                             ============   ===========   ===========   ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share...............  $      15.35   $     24.97   $     18.57   $     42.33
                                             ============   ===========   ===========   ===========
*Total Cost of Investments.................  $ 18,883,480   $37,467,772   $ 9,842,611   $21,261,724
                                             ============   ===========   ===========   ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  47





STATEMENTS OF ASSETS AND LIABILITIES (continued)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 RYDEX
                                                 RYDEX     RYDEX S&P                         S&P EQUAL
                                          S&P SMALLCAP      SMALLCAP     RYDEX S&P EQUAL        WEIGHT
                                              600 PURE      600 PURE     WEIGHT CONSUMER      CONSUMER
                                             VALUE ETF    GROWTH ETF   DISCRETIONARY ETF   STAPLES ETF
                                          ------------   -----------   -----------------   -----------
ASSETS
Investments at Market Value*............  $ 23,694,006   $ 5,773,062      $ 5,361,398      $ 8,050,270
Receivables:
  Dividends.............................        21,322           950            2,325           13,144
                                          ------------   -----------      -----------      -----------
     TOTAL ASSETS.......................    23,715,328     5,774,012        5,363,723        8,063,414
                                          ------------   -----------      -----------      -----------
LIABILITIES
Payables:
  Accrued Management Fees...............         9,267         2,855            3,541            7,587
                                          ------------   -----------      -----------      -----------
     TOTAL LIABILITIES..................         9,267         2,855            3,541            7,587
                                          ------------   -----------      -----------      -----------
NET ASSETS..............................  $ 23,706,061   $ 5,771,157      $ 5,360,182      $ 8,055,827
                                          ============   ===========      ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................  $ 39,454,600   $ 8,837,234      $ 9,111,515      $10,068,307
Undistributed Net Investment Income.....        54,707         1,107            1,158           21,594
Accumulated Net Realized Loss on
  Investment Securities.................   (17,601,490)   (2,223,014)      (2,687,698)        (451,076)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities............................     1,798,244      (844,170)      (1,064,793)      (1,582,998)
                                          ------------   -----------      -----------      -----------
NET ASSETS..............................  $ 23,706,061   $ 5,771,157      $ 5,360,182      $ 8,055,827
                                          ============   ===========      ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value.............     1,100,040       200,004          200,000          200,000
                                          ============   ===========      ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share............  $      21.55   $     28.86      $     26.80      $     40.28
                                          ============   ===========      ===========      ===========
*Total Cost of Investments..............  $ 21,895,762   $ 6,617,232      $ 6,426,191      $ 9,633,268
                                          ============   ===========      ===========      ===========





See Notes to Financial Statements.

48




STATEMENTS OF ASSETS AND LIABILITIES (continued)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                              RYDEX S&P        RYDEX S&P         RYDEX S&P         RYDEX S&P
                                           EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                             ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                           ------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*.............   $ 5,549,001     $ 8,908,152      $ 37,511,478      $11,897,362
Receivables:
  Investments Sold.......................     1,883,847              --                --               --
  Dividends..............................         6,533           7,367            25,502           21,361
                                            -----------     -----------      ------------      -----------
     TOTAL ASSETS........................     7,439,381       8,915,519        37,536,980       11,918,723
                                            -----------     -----------      ------------      -----------
LIABILITIES
Payables:
  Fund Shares Repurchased................     1,884,824              --                --               --
  Accrued Management Fees................         5,544           5,723            28,091            6,753
                                            -----------     -----------      ------------      -----------
     TOTAL LIABILITIES...................     1,890,368           5,723            28,091            6,753
                                            -----------     -----------      ------------      -----------
NET ASSETS...............................   $ 5,549,013     $ 8,909,796      $ 37,508,889      $11,911,970
                                            ===========     ===========      ============      ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................   $ 9,531,544     $16,670,449      $ 52,880,180      $13,780,169
Undistributed Net Investment Income......         4,722           4,129            14,870           17,445
Accumulated Net Realized Loss on
  Investment Securities..................    (1,497,679)     (4,720,824)       (3,972,293)        (905,898)
Net Unrealized Depreciation on Investment
  Securities.............................    (2,489,574)     (3,043,958)      (11,413,868)        (979,746)
                                            -----------     -----------      ------------      -----------
NET ASSETS...............................   $ 5,549,013     $ 8,909,796      $ 37,508,889      $11,911,970
                                            ===========     ===========      ============      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............       150,005         550,000           900,000          350,000
                                            ===========     ===========      ============      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............   $     36.99     $     16.20      $      41.68      $     34.03
                                            ===========     ===========      ============      ===========
*Total Cost of Investments...............   $ 8,038,575     $11,952,110      $ 48,925,346      $12,877,108
                                            ===========     ===========      ============      ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  49





STATEMENTS OF ASSETS AND LIABILITIES (concluded)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
ASSETS
Investments at Market Value*.....................   $ 5,603,621      $ 8,247,957     $ 5,686,426
Receivables:
  Dividends......................................         3,895            3,634          15,132
                                                    -----------      -----------     -----------
     TOTAL ASSETS................................     5,607,516        8,251,591       5,701,558
                                                    -----------      -----------     -----------
LIABILITIES
Payables:
  Accrued Management Fees........................         3,757            6,003           4,579
                                                    -----------      -----------     -----------
     TOTAL LIABILITIES...........................         3,757            6,003           4,579
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $ 5,603,759      $ 8,245,588     $ 5,696,979
                                                    ===========      ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..................................   $ 7,573,651      $14,742,169     $ 7,886,106
Undistributed Net Investment Income..............         4,301            1,105          20,166
Accumulated Net Realized Loss on Investment
  Securities.....................................    (1,254,764)      (2,284,820)       (656,135)
Net Unrealized Depreciation on Investment
  Securities.....................................      (719,429)      (4,212,866)     (1,553,158)
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $ 5,603,759      $ 8,245,588     $ 5,696,979
                                                    ===========      ===========     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value...................................       150,000          250,000         150,000
                                                    ===========      ===========     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share................................   $     37.36      $     32.98     $     37.98
                                                    ===========      ===========     ===========
*Total Cost of Investments.......................   $ 6,323,050      $12,460,823     $ 7,239,584
                                                    ===========      ===========     ===========






See Notes to Financial Statements.

50




STATEMENTS OF OPERATIONS     For the Six Months Ended April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                                RYDEX         RYDEX
                                                RYDEX S&P     RYDEX S&P    S&P MIDCAP    S&P MIDCAP
                                                 500 PURE      500 PURE      400 PURE      400 PURE
                                                VALUE ETF    GROWTH ETF     VALUE ETF    GROWTH ETF
                                              -----------   -----------   -----------   -----------
INVESTMENT INCOME
  Dividends.................................  $   308,869   $   140,747   $   203,115   $    46,005
                                              -----------   -----------   -----------   -----------
EXPENSES
  Management Fee............................       21,020        40,007        13,457        22,305
                                              -----------   -----------   -----------   -----------
Net Investment Income.......................      287,849       100,740       189,658        23,700
                                              -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Loss From:
  Investments...............................   (9,334,141)   (6,898,889)   (6,234,150)   (4,702,282)
  In-kind Redemptions.......................     (343,394)           --      (250,630)   (1,595,495)
                                              -----------   -----------   -----------   -----------
     Net Realized Loss......................   (9,677,535)   (6,898,889)   (6,484,780)   (6,297,777)
Net Change in Unrealized Appreciation on:
  Investment Securities.....................    7,602,694     8,249,473     5,386,558     6,879,353
                                              -----------   -----------   -----------   -----------
Net Realized and Unrealized Gain (Loss) on
  Investments...............................   (2,074,841)    1,350,584    (1,098,222)      581,576
                                              -----------   -----------   -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS............  $(1,786,992)  $ 1,451,324   $  (908,564)  $   605,276
                                              ===========   ===========   ===========   ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  51





STATEMENTS OF OPERATIONS (continued)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                RYDEX          RYDEX           RYDEX S&P      RYDEX S&P
                                         S&P SMALLCAP   S&P SMALLCAP        EQUAL WEIGHT   EQUAL WEIGHT
                                             600 PURE       600 PURE            CONSUMER       CONSUMER
                                            VALUE ETF     GROWTH ETF   DISCRETIONARY ETF    STAPLES ETF
                                         ------------   ------------   -----------------   ------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld..........................  $    319,005    $    28,966      $   117,269        $ 151,861
                                         ------------    -----------      -----------        ---------
EXPENSES
  Management Fee.......................        29,240         10,011           20,516           23,282
  Other Fees...........................           247             --               --               --
                                         ------------    -----------      -----------        ---------
     Total Expenses....................        29,487         10,011           20,516           23,282
                                         ------------    -----------      -----------        ---------
Net Investment Income..................       289,518         18,955           96,753          128,579
                                         ------------    -----------      -----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................   (13,000,373)    (1,941,703)      (1,395,378)        (219,248)
  In-kind Redemptions..................       (13,212)      (393,352)         224,856           26,986
                                         ------------    -----------      -----------        ---------
     Net Realized Loss.................   (13,013,585)    (2,335,055)      (1,170,522)        (192,262)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    11,519,452      1,796,176        2,208,243         (174,891)
                                         ------------    -----------      -----------        ---------
Net Realized and Unrealized Gain (Loss)
  on Investments.......................    (1,494,133)      (538,879)       1,037,721         (367,153)
                                         ------------    -----------      -----------        ---------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS......................  $ (1,204,615)   $  (519,924)     $ 1,134,474        $(238,574)
                                         ============    ===========      ===========        =========
  Foreign Taxes Withheld...............           276             --               --               --




See Notes to Financial Statements.

52




STATEMENTS OF OPERATIONS (continued)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                            RYDEX S&P        RYDEX S&P         RYDEX S&P         RYDEX S&P
                                         EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                           ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                         ------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends............................   $    50,138     $   164,845      $   222,166       $   106,713
                                          -----------     -----------      -----------       -----------
EXPENSES
  Management Fee.......................        13,957          18,668          100,332            17,145
  Other Fees...........................            --              --              461                --
                                          -----------     -----------      -----------       -----------
     Total Expenses....................        13,957          18,668          100,793            17,145
                                          -----------     -----------      -----------       -----------
Net Investment Income..................        36,181         146,177          121,373            89,568
                                          -----------     -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................    (1,451,545)     (2,659,521)      (2,956,673)         (871,194)
  In-kind Redemptions..................       456,287              --         (214,318)         (320,638)
                                          -----------     -----------      -----------       -----------
     Net Realized Loss.................      (995,258)     (2,659,521)      (3,170,991)       (1,191,832)
Net Change in Unrealized Appreciation
  on:
  Investment Securities................     1,040,907          18,898        2,618,901         1,767,757
                                          -----------     -----------      -----------       -----------
Net Realized and Unrealized Gain (Loss)
  on Investments.......................        45,649      (2,640,623)        (552,090)          575,925
                                          -----------     -----------      -----------       -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS......................   $    81,830     $(2,494,446)     $  (430,717)      $   665,493
                                          ===========     ===========      ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  53





STATEMENTS OF OPERATIONS (concluded)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
INVESTMENT INCOME
  Dividends......................................    $   74,628      $    36,888      $ 128,028
                                                     ----------      -----------      ---------
EXPENSES
  Management Fee.................................        11,108           16,781         11,803
                                                     ----------      -----------      ---------
Net Investment Income............................        63,520           20,107        116,225
                                                     ----------      -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Loss From:
  Investments....................................      (994,176)      (1,573,684)      (580,731)
                                                     ----------      -----------      ---------
     Net Realized Loss...........................      (994,176)      (1,573,684)      (580,731)
Net Change in Unrealized Appreciation on:
  Investment Securities..........................     1,443,959        2,323,054         75,768
                                                     ----------      -----------      ---------
Net Realized and Unrealized Gain (Loss) on
  Investments....................................       449,783          749,370       (504,963)
                                                     ----------      -----------      ---------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.................    $  513,303      $   769,477      $(388,738)
                                                     ==========      ===========      =========






See Notes to Financial Statements.

54




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        RYDEX S&P 500 PURE VALUE ETF        RYDEX S&P 500 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                        APRIL 30, 009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   287,849      $    979,921       $   100,740      $    263,229
  Net Realized Gain (Loss).........      (9,677,535)       (3,999,686)       (6,898,889)          105,919
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       7,602,694       (12,417,041)        8,249,473       (19,825,715)
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................      (1,786,992)      (15,436,806)        1,451,324       (19,456,567)
                                        -----------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (297,917)         (996,902)         (108,170)         (259,562)
                                        -----------      ------------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...         446,539         9,326,454         5,479,789        15,193,116
  Value of Shares Purchased through
     Dividend Reinvestments........          14,147            21,040             2,114             1,902
  Value of Shares Redeemed.........      (2,522,624)      (14,555,071)               --       (34,421,140)
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................      (2,061,938)       (5,207,577)        5,481,903       (19,226,122)
                                        -----------      ------------       -----------      ------------
     Increase (Decrease) in Net
       Assets......................      (4,146,847)      (21,641,285)        6,825,057       (38,942,251)
NET ASSETS--BEGINNING OF PERIOD....      17,993,580        39,634,865        24,397,786        63,340,037
                                        -----------      ------------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......     $13,846,733      $ 17,993,580       $31,222,843      $ 24,397,786
                                        ===========      ============       ===========      ============
(1) Including Undistributed Net
  Investment Income................     $     3,654      $     13,722       $    11,451      $     18,881
                                        ===========      ============       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................          50,000           350,000           250,000           400,000
  Shares Purchased through Dividend
     Reinvestments.................           1,060               797                94                56
  Shares Redeemed..................        (150,000)         (500,000)               --        (1,000,000)
  Shares Outstanding, Beginning of
     Period........................       1,000,989         1,150,192         1,000,097         1,600,041
                                        -----------      ------------       -----------      ------------
  Shares Outstanding, End of
     Period........................         902,049         1,000,989         1,250,191         1,000,097
                                        ===========      ============       ===========      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  55





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                              RYDEX S&P MIDCAP                    RYDEX S&P MIDCAP
                                             400 PURE VALUE ETF                  400 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   189,658      $    394,995       $    23,700      $      8,569
  Net Realized Loss................      (6,484,780)       (1,434,610)       (6,297,777)          (58,952)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       5,386,558        (6,410,678)        6,879,353       (10,136,135)
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................        (908,564)       (7,450,293)          605,276       (10,186,518)
                                        -----------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (169,889)         (365,468)          (20,565)          (14,295)
  Capital..........................              --            (3,840)               --                --
                                        -----------      ------------       -----------      ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................        (169,889)         (369,308)          (20,565)          (14,295)
                                        -----------      ------------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...         701,057         2,929,138         5,878,310        31,994,754
  Value of Shares Purchased through
     Dividend Reinvestments........           2,334             2,678               214               170
  Value of Shares Redeemed.........      (1,386,311)       (6,444,307)       (5,010,579)      (25,112,473)
                                        -----------      ------------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................        (682,920)       (3,512,491)          867,945         6,882,451
                                        -----------      ------------       -----------      ------------
     Increase (Decrease) in Net
       Assets......................      (1,761,373)      (11,332,092)        1,452,656        (3,318,362)
NET ASSETS--BEGINNING OF PERIOD....      10,125,536        21,457,628        17,595,844        20,914,206
                                        -----------      ------------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......     $ 8,364,163      $ 10,125,536       $19,048,500      $ 17,595,844
                                        ===========      ============       ===========      ============
(1) Including Undistributed Net
  Investment Income................     $    19,769      $         --       $     3,228      $         93
                                        ===========      ============       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................          50,000           100,000           150,000           600,000
  Shares Purchased through Dividend
     Reinvestments.................             152                90                 6                 3
  Shares Redeemed..................        (100,000)         (200,000)         (150,000)         (500,000)
  Shares Outstanding, Beginning of
     Period........................         500,168           600,078           450,011           350,008
                                        -----------      ------------       -----------      ------------
  Shares Outstanding, End of
     Period........................         450,320           500,168           450,017           450,011
                                        ===========      ============       ===========      ============





See Notes to Financial Statements.

56




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P SMALLCAP                  RYDEX S&P SMALLCAP
                                             600 PURE VALUE ETF                  600 PURE GROWTH ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    289,518      $    639,744       $    18,955       $    27,966
  Net Realized Gain (Loss).........     (13,013,585)       (3,823,543)       (2,335,055)          299,165
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      11,519,452        (7,000,618)        1,796,176        (3,549,666)
                                       ------------      ------------       -----------       -----------
  Net Decrease in Net Assets
     Resulting From Operations.....      (1,204,615)      (10,184,417)         (519,924)       (3,222,535)
                                       ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (246,992)         (581,573)          (18,040)          (27,774)
                                       ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       5,539,948        18,998,419                --         3,530,251
  Value of Shares Purchased through
     Dividend Reinvestments........              14               577                --               111
  Value of Shares Redeemed.........      (5,909,084)       (5,132,560)         (948,265)       (4,251,773)
                                       ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................        (369,122)       13,866,436          (948,265)         (721,411)
                                       ------------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................      (1,820,729)        3,100,446        (1,486,229)       (3,971,720)
NET ASSETS--BEGINNING OF PERIOD....      25,526,790        22,426,344         7,257,386        11,229,106
                                       ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 23,706,061      $ 25,526,790       $ 5,771,157       $ 7,257,386
                                       ============      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income................    $     54,707      $     12,181       $     1,107       $       192
                                       ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         300,000           650,000                --           100,000
  Shares Purchased through Dividend
     Reinvestments.................               1                18                --                 3
  Shares Redeemed..................        (300,000)         (150,000)          (50,000)         (100,000)
  Shares Outstanding, Beginning of
     Period........................       1,100,039           600,021           250,004           250,001
                                       ------------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................       1,100,040         1,100,039           200,004           250,004
                                       ============      ============       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  57





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                         CONSUMER DISCRETIONARY ETF             CONSUMER STAPLES ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $    96,753      $    183,955       $   128,579       $   174,606
  Net Realized Gain (Loss).........      (1,170,522)       (3,645,142)         (192,262)           41,473
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       2,208,243        (2,318,744)         (174,891)       (2,115,793)
                                        -----------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................       1,134,474        (5,779,931)         (238,574)       (1,899,714)
                                        -----------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (98,060)         (191,461)         (118,666)         (170,546)
                                        -----------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       7,915,932        77,181,099                --         6,977,860
  Value of Shares Redeemed.........      (7,314,430)      (96,415,372)       (1,954,772)       (2,441,867)
                                        -----------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................         601,502       (19,234,273)       (1,954,772)        4,535,993
                                        -----------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................       1,637,916       (25,205,665)       (2,312,012)        2,465,733
NET ASSETS--BEGINNING OF PERIOD....       3,722,266        28,927,931        10,367,839         7,902,106
                                        -----------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......     $ 5,360,182      $  3,722,266       $ 8,055,827       $10,367,839
                                        ===========      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income................     $     1,158      $      2,465       $    21,594       $    11,681
                                        ===========      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         450,000         2,050,000                --           150,000
  Shares Redeemed..................        (400,000)       (2,550,000)          (50,000)          (50,000)
  Shares Outstanding, Beginning of
     Period........................         150,000           650,000           250,000           150,000
                                        -----------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................         200,000           150,000           200,000           250,000
                                        ===========      ============       ===========       ===========





See Notes to Financial Statements.

58




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT         RYDEX S&P EQUAL WEIGHT FINANCIALS
                                                 ENERGY ETF                              ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $    36,181       $    64,476       $   146,177       $   188,717
  Net Realized Gain (Loss).........        (995,258)        1,935,459        (2,659,521)       (2,058,581)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       1,040,907        (6,142,032)           18,898        (2,732,751)
                                        -----------       -----------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................          81,830        (4,142,097)       (2,494,446)       (4,602,615)
                                        -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............         (32,396)          (63,539)         (142,048)         (161,215)
  Net Realized Gains...............              --          (269,337)               --                --
                                        -----------       -----------       -----------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................         (32,396)         (332,876)         (142,048)         (161,215)
                                        -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       1,426,851         6,873,049           840,925         8,469,375
  Value of Shares Purchased through
     Dividend Reinvestments........              --               343                --                --
  Value of Shares Redeemed.........      (1,884,823)       (6,562,435)               --                --
                                        -----------       -----------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................        (457,972)          310,957           840,925         8,469,375
                                        -----------       -----------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................        (408,538)       (4,164,016)       (1,795,569)        3,705,545
NET ASSETS--BEGINNING OF PERIOD....       5,957,551        10,121,567        10,705,365         6,999,820
                                        -----------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......     $ 5,549,013       $ 5,957,551       $ 8,909,796       $10,705,365
                                        ===========       ===========       ===========       ===========
(1) Including Undistributed Net
  Investment Income................     $     4,722       $       937       $     4,129       $        --
                                        ===========       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................          50,000           100,000            50,000           350,000
  Shares Purchased through Dividend
     Reinvestments.................              --                 5                --                --
  Shares Redeemed..................         (50,000)         (100,000)               --                --
  Shares Outstanding, Beginning of
     Period........................         150,005           150,000           500,000           150,000
                                        -----------       -----------       -----------       -----------
  Shares Outstanding, End of
     Period........................         150,005           150,005           550,000           500,000
                                        ===========       ===========       ===========       ===========





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  59





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                               HEALTH CARE ETF                     INDUSTRIALS ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............    $    121,373      $    103,107       $    89,568       $   108,811
  Net Realized Gain (Loss).........      (3,170,991)          264,131        (1,191,832)        1,041,342
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................       2,618,901       (13,885,432)        1,767,757        (4,023,914)
                                       ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................        (430,717)      (13,518,194)          665,493        (2,873,761)
                                       ------------      ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (117,466)          (94,309)          (73,628)         (106,813)
  Net Realized Gains...............              --                --                --          (266,443)
                                       ------------      ------------       -----------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders..................        (117,466)          (94,309)          (73,628)         (373,256)
                                       ------------      ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...       6,134,208        61,205,232         6,985,719         7,034,803
  Value of Shares Redeemed.........     (16,613,738)      (16,438,715)       (2,811,423)       (5,547,224)
                                       ------------      ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................     (10,479,530)       44,766,517         4,174,296         1,487,579
                                       ------------      ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets......................     (11,027,713)       31,154,014         4,766,161        (1,759,438)
NET ASSETS--BEGINNING OF PERIOD....      48,536,602        17,382,588         7,145,809         8,905,247
                                       ------------      ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).......    $ 37,508,889      $ 48,536,602       $11,911,970       $ 7,145,809
                                       ============      ============       ===========       ===========
(1) Including Undistributed Net
  Investment Income................    $     14,870      $     10,963       $    17,445       $     1,505
                                       ============      ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................         150,000         1,150,000           250,000           150,000
  Shares Redeemed..................        (400,000)         (300,000)         (100,000)         (100,000)
  Shares Outstanding, Beginning of
     Period........................       1,150,000           300,000           200,000           150,000
                                       ------------      ------------       -----------       -----------
  Shares Outstanding, End of
     Period........................         900,000         1,150,000           350,000           200,000
                                       ============      ============       ===========       ===========





See Notes to Financial Statements.

60




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                           RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                MATERIALS ETF                      TECHNOLOGY ETF
                                     ----------------------------------  ----------------------------------
                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                       APRIL 30, 2009        YEAR ENDED    APRIL 30, 2009        YEAR ENDED
                                          (UNAUDITED)  OCTOBER 31, 2008       (UNAUDITED)  OCTOBER 31, 2008
                                     ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income............     $   63,520        $   156,833       $    20,107      $     26,296
  Net Realized Gain (Loss).........       (994,176)            60,553        (1,573,684)       (1,334,303)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments...................      1,443,959         (2,701,829)        2,323,054        (7,030,476)
                                        ----------        -----------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations....................        513,303         (2,484,443)          769,477        (8,338,483)
                                        ----------        -----------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income............        (64,551)          (159,896)          (19,002)          (27,611)
                                        ----------        -----------       -----------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased...             --          4,429,500                --        15,426,927
  Value of Shares Redeemed.........             --         (5,543,627)               --       (18,877,730)
                                        ----------        -----------       -----------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions..................             --         (1,114,127)               --        (3,450,803)
                                        ----------        -----------       -----------      ------------
     Increase (Decrease) in Net
       Assets......................        448,752         (3,758,466)          750,475       (11,816,897)
NET ASSETS--BEGINNING OF PERIOD....      5,155,007          8,913,473         7,495,113        19,312,010
                                        ----------        -----------       -----------      ------------
NET ASSETS--END OF PERIOD(1).......     $5,603,759        $ 5,155,007       $ 8,245,588      $  7,495,113
                                        ==========        ===========       ===========      ============
(1) Including Undistributed Net
  Investment Income................     $    4,301        $     5,332       $     1,105      $         --
                                        ==========        ===========       ===========      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.................             --            100,000                --           350,000
  Shares Redeemed..................             --           (100,000)               --          (450,000)
  Shares Outstanding, Beginning of
     Period........................        150,000            150,000           250,000           350,000
                                        ----------        -----------       -----------      ------------
  Shares Outstanding, End of
     Period........................        150,000            150,000           250,000           250,000
                                        ==========        ===========       ===========      ============





See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  61





STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                                          RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                                          ------------------------------------
                                                            SIX MONTHS ENDED
                                                              APRIL 30, 2009        YEAR ENDED
                                                                 (UNAUDITED)  OCTOBER 31, 2008
                                                          ------------------  ----------------
OPERATIONS
  Net Investment Income.................................      $  116,225         $   186,347
  Net Realized Loss.....................................        (580,731)           (426,683)
  Net Change in Unrealized Appreciation (Depreciation)
     on Investments.....................................          75,768          (2,110,863)
                                                              ----------         -----------
  Net Decrease in Net Assets Resulting From Operations..        (388,738)         (2,351,199)
                                                              ----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.................................        (113,580)           (182,405)
                                                              ----------         -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased........................       2,081,546           2,499,606
  Value of Shares Redeemed..............................              --          (2,076,737)
                                                              ----------         -----------
  Net Increase (Decrease) in Net Assets Resulting From
     Share Transactions.................................       2,081,546             422,869
                                                              ----------         -----------
     Increase (Decrease) in Net Assets..................       1,579,228          (2,110,735)
NET ASSETS--BEGINNING OF PERIOD.........................       4,117,751           6,228,486
                                                              ----------         -----------
NET ASSETS--END OF PERIOD(1)............................      $5,696,979         $ 4,117,751
                                                              ==========         ===========
(1) Including Undistributed Net Investment Income.......      $   20,166         $    17,521
                                                              ==========         ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased......................................          50,000              50,000
  Shares Redeemed.......................................              --             (50,000)
  Shares Outstanding, Beginning of Period...............         100,000             100,000
                                                              ----------         -----------
  Shares Outstanding, End of Period.....................         150,000             100,000
                                                              ==========         ===========






See Notes to Financial Statements.

62




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           RYDEX S&P 500 PURE VALUE ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 17.98           $ 34.46           $ 32.66           $ 29.87
                                           -------           -------           -------           -------
Net Investment Income**.............          0.32              1.00              0.75              0.49
Net Realized and Unrealized Gain
  (Loss) on Investments.............         (2.61)           (16.44)             1.80              2.58
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         (2.29)           (15.44)             2.55              3.07
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.34)            (1.04)            (0.75)            (0.28)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 15.35           $ 17.98           $ 34.46           $ 32.66
                                           =======           =======           =======           =======
TOTAL RETURN***.....................        (25.08)%          (45.76)%            7.79%            10.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $13,847           $17,994           $39,635           $21,232
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.34%****         0.35%             0.35%             0.35%****
Net Investment Income...............          4.72%****         3.63%             2.15%             2.37%****
Portfolio Turnover Rate+............            56%               53%               26%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  63





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                           RYDEX S&P 500 PURE GROWTH ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 24.40           $ 39.59           $ 35.30           $ 34.42
                                           -------           -------           -------           -------
Net Investment Income**.............          0.10              0.20              0.25              0.11
Net Realized and Unrealized Gain
  (Loss) on Investments.............          0.57            (15.19)             4.26              0.84
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          0.67            (14.99)             4.51              0.95
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.10)            (0.20)            (0.22)            (0.07)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 24.97           $ 24.40           $ 39.59           $ 35.30
                                           =======           =======           =======           =======
TOTAL RETURN***.....................          5.73%           (38.00)%           12.79%             2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $31,223           $24,398           $63,340           $17,649
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%****         0.35%             0.35%             0.35%****
Net Investment Income...............          0.87%****         0.57%             0.66%             0.48%****
Portfolio Turnover Rate+............            28%               30%               24%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

64




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 20.24           $ 35.76           $ 33.27           $ 31.53
                                           -------           -------           -------           -------
Net Investment Income**.............          0.39              0.87              0.82              0.44
Net Realized and Unrealized Gain
  (Loss) on Investments.............         (1.72)           (15.54)             2.48              1.60
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         (1.33)           (14.67)             3.30              2.04
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.34)            (0.84)            (0.81)            (0.30)
Capital.............................            --             (0.01)               --                --
                                           -------           -------           -------           -------
Total Distributions.................         (0.34)            (0.85)            (0.81)            (0.30)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 18.57           $ 20.24           $ 35.76           $ 33.27
                                           =======           =======           =======           =======
TOTAL RETURN***.....................        (12.58)%          (41.75)%            9.94%             6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $ 8,364           $10,126           $21,458           $14,973
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%****         0.35%             0.35%             0.35%****
Net Investment Income...............          4.86%****         2.87%             2.28%             2.07%****
Portfolio Turnover Rate+............            77%               64%               46%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  65





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 39.10           $ 59.75           $ 50.10           $ 52.62
                                           -------           -------           -------           -------
Net Investment Income**.............          0.06              0.02              0.33              0.02
Net Realized and Unrealized Gain
  (Loss) on Investments.............          3.23            (20.63)             9.73             (2.53)
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          3.29            (20.61)            10.06             (2.51)
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.06)            (0.04)            (0.27)            (0.01)
Net Realized Gains..................            --                --             (0.14)               --
                                           -------           -------           -------           -------
Total Distributions.................         (0.06)            (0.04)            (0.41)            (0.01)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 42.33           $ 39.10           $ 59.75           $ 50.10
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         17.04%           (34.52)%           20.17%            (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $19,049           $17,596           $20,914           $22,547
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.34%****         0.35%             0.35%             0.35%****
Net Investment Income...............          0.37%****         0.04%             0.60%             0.07%****
Portfolio Turnover Rate+............            44%               52%               53%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

66




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 23.21           $ 37.38           $ 40.13           $38.45
                                           -------           -------           -------           ------
Net Investment Income**.............          0.28              0.79              0.74             0.37
Net Realized and Unrealized Gain
  (Loss) on Investments.............         (1.71)           (14.26)            (2.85)            1.62
                                           -------           -------           -------           ------
TOTAL FROM INVESTMENT OPERATIONS....         (1.43)           (13.47)            (2.11)            1.99
                                           -------           -------           -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.23)            (0.70)            (0.62)           (0.31)
Capital.............................            --                --             (0.02)              --
                                           -------           -------           -------           ------
Total Distributions.................         (0.23)            (0.70)            (0.64)           (0.31)
                                           -------           -------           -------           ------
NET ASSET VALUE AT END OF PERIOD....       $ 21.55           $ 23.21           $ 37.38           $40.13
                                           =======           =======           =======           ======
TOTAL RETURN***.....................        (11.67)%          (36.48)%           (5.38)%           5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $23,706           $25,527           $22,426           $6,019
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.35%****         0.35%             0.35%            0.35%****
Net Investment Income...............          3.41%****         2.57%             1.78%            1.46%****
Portfolio Turnover Rate+............           105%               50%               37%               7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  67





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                      RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                                      ----------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        APRIL 30, 2009        YEAR ENDED        YEAR ENDED       YEAR ENDED*
                                           (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                                      ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $29.03            $ 44.92           $ 39.10           $39.31
                                           ------            -------           -------           ------
Net Investment Income (Loss)**......         0.08               0.17                --            (0.01)
Net Realized and Unrealized Gain
  (Loss) on Investments.............        (0.18)            (15.87)             5.84            (0.20)
                                           ------            -------           -------           ------
TOTAL FROM INVESTMENT OPERATIONS....        (0.10)            (15.70)             5.84            (0.21)
                                           ------            -------           -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............        (0.07)             (0.19)            (0.02)              --
                                           ------            -------           -------           ------
NET ASSET VALUE AT END OF PERIOD....       $28.86            $ 29.03           $ 44.92           $39.10
                                           ======            =======           =======           ======
TOTAL RETURN***.....................        (0.68)%           (35.05)%           14.93%           (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $5,771            $ 7,257           $11,229           $7,820
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................         0.35%****          0.35%             0.35%            0.35%****
Net Investment Income...............         0.65%****          0.44%             0.00%           (0.04)%****
Portfolio Turnover Rate+............           58%                63%               51%              14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

68




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                  RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $24.82            $ 44.50           $ 44.98
                                                     ------            -------           -------
Net Investment Income**.......................         0.25               0.53              0.32
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         1.97             (19.59)            (0.49)
                                                     ------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............         2.22             (19.06)            (0.17)
                                                     ------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (0.24)             (0.62)            (0.31)
                                                     ------            -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $26.80            $ 24.82           $ 44.50
                                                     ======            =======           =======
TOTAL RETURN***...............................        18.56%            (43.27)%           (0.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $5,360            $ 3,722           $28,928
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.50%****          0.50%             0.50%****
Net Investment Income.........................         2.35%****          1.44%             0.67%****
Portfolio Turnover Rate+......................           25%                29%               28%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  69





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $41.47            $ 52.68           $48.16
                                                     ------            -------           ------
Net Investment Income**.......................         0.52               0.88             1.16
Net Realized and Unrealized Gain (Loss) on
  Investments.................................        (1.24)            (11.22)            4.32
                                                     ------            -------           ------
TOTAL FROM INVESTMENT OPERATIONS..............        (0.72)            (10.34)            5.48
                                                     ------            -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (0.47)             (0.87)           (0.96)
                                                     ------            -------           ------
NET ASSET VALUE AT END OF PERIOD..............       $40.28            $ 41.47           $52.68
                                                     ======            =======           ======
TOTAL RETURN***...............................        (3.40)%           (19.87)%          11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $8,056            $10,368           $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.49%****          0.50%            0.50%****
Net Investment Income.........................         2.73%****          1.78%            2.29%****
Portfolio Turnover Rate+......................           17%                25%              19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

70




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                          RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 39.72           $ 67.48           $ 48.35
                                                     -------           -------           -------
Net Investment Income**.......................          0.22              0.33              0.27
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         (2.76)           (25.94)            19.14
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............         (2.54)           (25.61)            19.41
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.19)            (0.35)            (0.28)
Net Realized Gains............................            --             (1.80)               --
                                                     -------           -------           -------
Total Distributions...........................         (0.19)            (2.15)            (0.28)
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 36.99           $ 39.72           $ 67.48
                                                     =======           =======           =======
TOTAL RETURN***...............................        (12.77)%          (39.28)%           40.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $ 5,549           $ 5,958           $10,122
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.49%****         0.50%             0.50%****
Net Investment Income.........................          1.28%****         0.50%             0.47%****
Portfolio Turnover Rate+......................            26%               38%               34%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  71





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT FINANCIAL ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 21.41           $ 46.67           $48.57
                                                     -------           -------           ------
Net Investment Income**.......................          0.29              1.02             0.92
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         (5.22)           (25.40)           (1.95)
                                                     -------           -------           ------
TOTAL FROM INVESTMENT OPERATIONS..............         (4.93)           (24.38)           (1.03)
                                                     -------           -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.28)            (0.88)           (0.87)
                                                     -------           -------           ------
NET ASSET VALUE AT END OF PERIOD..............       $ 16.20           $ 21.41           $46.67
                                                     =======           =======           ======
TOTAL RETURN***...............................        (46.14)%          (52.88)%          (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $ 8,910           $10,705           $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.49%****         0.50%            0.50%****
Net Investment Income.........................          3.86%****         3.09%            1.84%****
Portfolio Turnover Rate+......................            27%               51%              31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

72




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 42.21           $ 57.94           $ 49.46
                                                     -------           -------           -------
Net Investment Income**.......................          0.12              0.14              0.11
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         (0.54)           (15.74)             8.48
                                                     -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............         (0.42)           (15.60)             8.59
                                                     -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.11)            (0.13)            (0.11)
                                                     -------           -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 41.68           $ 42.21           $ 57.94
                                                     =======           =======           =======
TOTAL RETURN***...............................         (1.97)%          (26.98)%           17.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $37,509           $48,537           $17,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%****         0.50%             0.50%****
Net Investment Income.........................          0.60%****         0.26%             0.20%****
Portfolio Turnover Rate+......................            24%               26%               55%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  73





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT INDUSTRIAL ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 35.73           $ 59.37           $49.15
                                                     -------           -------           ------
Net Investment Income**.......................          0.40              0.61             0.56
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         (1.67)           (21.82)           10.21
                                                     -------           -------           ------
TOTAL FROM INVESTMENT OPERATIONS..............         (1.27)           (21.21)           10.77
                                                     -------           -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.43)            (0.65)           (0.55)
Net Realized Gains............................            --             (1.78)              --
                                                     -------           -------           ------
Total Distributions...........................         (0.43)            (2.43)           (0.55)
                                                     -------           -------           ------
NET ASSET VALUE AT END OF PERIOD..............       $ 34.03           $ 35.73           $59.37
                                                     =======           =======           ======
TOTAL RETURN***...............................         (6.86)%          (37.12)%          22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $11,912           $ 7,146           $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.49%****         0.50%            0.50%****
Net Investment Income.........................          2.58%****         1.17%            1.02%****
Portfolio Turnover Rate+......................            16%               30%              36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

74




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $34.37            $ 59.42           $48.43
                                                     ------            -------           ------
Net Investment Income**.......................         0.42               1.40             0.85
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         3.00             (25.11)           10.74
                                                     ------            -------           ------
TOTAL FROM INVESTMENT OPERATIONS..............         3.42             (23.71)           11.59
                                                     ------            -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (0.43)             (1.34)           (0.60)
                                                     ------            -------           ------
NET ASSET VALUE AT END OF PERIOD..............       $37.36            $ 34.37           $59.42
                                                     ======            =======           ======
TOTAL RETURN***...............................        20.63%            (40.67)%          24.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $5,604            $ 5,155           $8,913
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.49%****          0.50%            0.50%****
Net Investment Income.........................         2.82%****          2.69%            1.53%****
Portfolio Turnover Rate+......................           37%                34%              31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  75





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $29.98            $ 55.18           $ 47.80
                                                     ------            -------           -------
Net Investment Income (Loss)**................         0.08               0.06             (0.05)
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         3.00             (25.19)             7.43
                                                     ------            -------           -------
TOTAL FROM INVESTMENT OPERATIONS..............         3.08             (25.13)             7.38
                                                     ------            -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................        (0.08)             (0.07)               --
                                                     ------            -------           -------
NET ASSET VALUE AT END OF PERIOD..............       $32.98            $ 29.98           $ 55.18
                                                     ======            =======           =======
TOTAL RETURN***...............................        20.80%            (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $8,246            $ 7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................         0.49%****          0.50%             0.50%****
Net Investment Income.........................         0.59%****          0.14%            (0.10)%****
Portfolio Turnover Rate+......................           16%                36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

76




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                                ----------------------------------------------------
                                                SIX MONTHS ENDED
                                                  APRIL 30, 2009        YEAR ENDED       YEAR ENDED*
                                                     (UNAUDITED)  OCTOBER 31, 2008  OCTOBER 31, 2007
                                                ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 41.18           $ 62.28           $54.91
                                                     -------           -------           ------
Net Investment Income**.......................          0.93              1.81             1.55
Net Realized and Unrealized Gain (Loss) on
  Investments.................................         (3.18)           (21.09)            7.38
                                                     -------           -------           ------
TOTAL FROM INVESTMENT OPERATIONS..............         (2.25)           (19.28)            8.93
                                                     -------           -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.95)            (1.82)           (1.56)
                                                     -------           -------           ------
NET ASSET VALUE AT END OF PERIOD..............       $ 37.98           $ 41.18           $62.28
                                                     =======           =======           ======
TOTAL RETURN***...............................        (11.12)%          (31.63)%          16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $ 5,697           $ 4,118           $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.50%****         0.50%            0.50%****
Net Investment Income.........................          4.88%****         3.30%            2.59%****
Portfolio Turnover Rate+......................            16%               25%              20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  77





NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust, (each a "Fund" and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Index Consumer Discretionary, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Index Consumer Staples, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Index Energy, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Index Financials, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Index Health Care, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Index Industrials, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Index Materials, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Index Information Technology and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Index Telecommunication Services & Utilities. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

78




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, which acts as the Funds' investment advisor, in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the six months ended April 30, 2009, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 -- 2008), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2009, the Funds realized net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the period ended April 30, 2009 are disclosed in the Fund's Statement of Operations.

                                                          SEMI-ANNUAL REPORT  79





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

At April 30, 2009 the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                GROSS          GROSS   NET UNREALIZED
                                            IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                  COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                           -----------   ------------   ------------   --------------
Rydex S&P 500 Pure Value ETF.............  $18,883,480    $1,177,389    $ (6,224,217)   $ (5,046,828)
Rydex S&P 500 Pure Growth ETF............   37,467,772     1,077,505      (7,323,738)     (6,246,233)
Rydex S&P MidCap 400 Pure Value ETF......    9,842,611     1,239,031      (2,725,094)     (1,486,063)
Rydex S&P MidCap 400 Pure Growth ETF.....   21,261,724     1,050,767      (3,259,387)     (2,208,620)
Rydex S&P SmallCap 600 Pure Value ETF....   21,895,762     5,556,091      (3,757,847)      1,798,244
Rydex S&P SmallCap 600 Pure Growth ETF...    6,617,232       618,998      (1,463,168)       (844,170)
Rydex S&P Equal Weight Consumer
  Discretionary ETF......................    6,426,191       347,805      (1,412,598)     (1,064,793)
Rydex S&P Equal Weight Consumer Staples
  ETF....................................    9,633,268       129,805      (1,712,803)     (1,582,998)
Rydex S&P Equal Weight Energy ETF........    8,038,575        26,800      (2,516,374)     (2,489,574)
Rydex S&P Equal Weight Financials ETF....   11,952,110       246,632      (3,290,590)     (3,043,958)
Rydex S&P Equal Weight Health Care ETF...   48,925,346       727,801     (12,141,669)    (11,413,868)
Rydex S&P Equal Weight Industrials ETF...   12,877,108       214,356      (1,194,102)       (979,746)
Rydex S&P Equal Weight Materials ETF.....    6,323,050       290,342      (1,009,771)       (719,429)
Rydex S&P Equal Weight Technology ETF....   12,460,823        21,476      (4,234,342)     (4,212,866)
Rydex S&P Equal Weight Utilities ETF.....    7,239,584        85,503      (1,638,661)     (1,553,158)


E. FAIR VALUE MEASUREMENT

Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

80




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2009:

                                                       LEVEL 1                     LEVEL 2                     LEVEL 3
                                          LEVEL 1        OTHER        LEVEL 2        OTHER        LEVEL 3        OTHER
                                      INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL
FUND                                IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS        TOTAL
----                                -------------  -----------  -------------  -----------  -------------  -----------  -----------
ASSETS
Rydex S&P 500 Pure Value ETF......   $13,836,652       $--           $--           $--           $--           $--      $13,836,652
Rydex S&P 500 Pure Growth ETF.....    31,221,539        --            --            --            --            --       31,221,539
Rydex S&P MidCap 400 Pure Value
  ETF.............................     8,356,548        --            --            --            --            --        8,356,548
Rydex S&P MidCap 400 Pure Growth
  ETF.............................    19,053,104        --            --            --            --            --       19,053,104
Rydex S&P SmallCap 600 Pure Value
  ETF.............................    23,694,006        --            --            --            --            --       23,694,006
Rydex S&P SmallCap 600 Pure Growth
  ETF.............................     5,773,062        --            --            --            --            --        5,773,062
Rydex S&P Equal Weight Consumer
  Discretionary ETF...............     5,361,398        --            --            --            --            --        5,361,398
Rydex S&P Equal Weight Consumer
  Staples ETF.....................     8,050,270        --            --            --            --            --        8,050,270
Rydex S&P Equal Weight Energy
  ETF.............................     5,549,001        --            --            --            --            --        5,549,001
Rydex S&P Equal Weight Financials
  ETF.............................     8,908,152        --            --            --            --            --        8,908,152
Rydex S&P Equal Weight Health Care
  ETF.............................    37,511,478        --            --            --            --            --       37,511,478
Rydex S&P Equal Weight Industrials
  ETF.............................    11,897,362        --            --            --            --            --       11,897,362
Rydex S&P Equal Weight Materials
  ETF.............................     5,603,621        --            --            --            --            --        5,603,621
Rydex S&P Equal Weight Technology
  ETF.............................     8,247,957        --            --            --            --            --        8,247,957
Rydex S&P Equal Weight Utilities
  ETF.............................     5,686,426        --            --            --            --            --        5,686,426


F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FAS 157-4"), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 157-4 will have on the Funds' financial statement disclosures.

In May 2009, FASB issued FASB Staff Position FSP FAS 165, "Subsequent Events" ("FAS 165"), which provides additional guidance with respect to financial reporting of subsequent events, specifically; the period covered by subsequent events, the circumstance under which subsequent events will be recognized and the disclosure an entity will make about events or transactions that occur after balance sheet date. FAS 165 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Funds' financial statement disclosures.

                                                          SEMI-ANNUAL REPORT  81





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Fund's to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P 500 Pure Value ETF........................................      0.35%
Rydex S&P 500 Pure Growth ETF.......................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF.................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF...............................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF..............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF...................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF.........................      0.50%
Rydex S&P Equal Weight Energy ETF...................................      0.50%
Rydex S&P Equal Weight Financials ETF...............................      0.50%
Rydex S&P Equal Weight Health Care ETF..............................      0.50%
Rydex S&P Equal Weight Industrials ETF..............................      0.50%
Rydex S&P Equal Weight Materials ETF................................      0.50%
Rydex S&P Equal Weight Technology ETF...............................      0.50%
Rydex S&P Equal Weight Utilities ETF................................      0.50%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

82




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------


equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P 500 Pure Value ETF......................................       $1,000
Rydex S&P 500 Pure Growth ETF.....................................        1,000
Rydex S&P MidCap 400 Pure Value ETF...............................          750
Rydex S&P MidCap 400 Pure Growth ETF..............................          750
Rydex S&P SmallCap 600 Pure Value ETF.............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF.................          750
Rydex S&P Equal Weight Consumer Staples ETF.......................          500
Rydex S&P Equal Weight Energy ETF.................................          500
Rydex S&P Equal Weight Financials ETF.............................          750
Rydex S&P Equal Weight Health Care ETF............................          500
Rydex S&P Equal Weight Industrials ETF............................          500
Rydex S&P Equal Weight Materials ETF..............................          500
Rydex S&P Equal Weight Technology ETF.............................          750
Rydex S&P Equal Weight Utilities ETF..............................          500


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex S&P 500 Pure Value ETF...............................    $  439,311    $ 2,500,546
Rydex S&P 500 Pure Growth ETF..............................     5,473,040             --
Rydex S&P MidCap 400 Pure Value ETF........................       700,342      1,386,985
Rydex S&P MidCap 400 Pure Growth ETF.......................     5,877,442      5,008,472
Rydex S&P SmallCap 600 Pure Value ETF......................     5,500,563      5,882,770
Rydex S&P SmallCap 600 Pure Growth ETF.....................            --        948,073
Rydex S&P Equal Weight Consumer Discretionary ETF..........     7,901,353      7,306,941
Rydex S&P Equal Weight Consumer Staples ETF................            --      1,951,665
Rydex S&P Equal Weight Energy ETF..........................     1,423,441      1,883,847
Rydex S&P Equal Weight Financials ETF......................       839,686             --
Rydex S&P Equal Weight Health Care ETF.....................     6,130,872     16,609,732
Rydex S&P Equal Weight Industrials ETF.....................     1,396,566      2,800,601
Rydex S&P Equal Weight Materials ETF.......................            --             --
Rydex S&P Equal Weight Technology ETF......................            --             --
Rydex S&P Equal Weight Utilities ETF.......................     2,078,437             --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex S&P 500 Pure Value ETF................................  $ 8,514,130   $ 7,150,301
Rydex S&P 500 Pure Growth ETF...............................    6,848,163     8,108,933
Rydex S&P MidCap 400 Pure Value ETF.........................    6,421,030     6,192,115
Rydex S&P MidCap 400 Pure Growth ETF........................    7,117,211     6,375,851
Rydex S&P SmallCap 600 Pure Value ETF.......................   19,397,330    19,268,872
Rydex S&P SmallCap 600 Pure Growth ETF......................    3,657,817     3,490,670
Rydex S&P Equal Weight Consumer Discretionary ETF...........    1,926,806     1,916,850
Rydex S&P Equal Weight Consumer Staples ETF.................    1,561,402     1,887,381
Rydex S&P Equal Weight Energy ETF...........................    1,665,755     1,431,431
Rydex S&P Equal Weight Financials ETF.......................    2,463,780     2,160,440
Rydex S&P Equal Weight Health Care ETF......................    9,538,536    10,184,105
Rydex S&P Equal Weight Industrials ETF......................    6,811,692     1,221,400
Rydex S&P Equal Weight Materials ETF........................    1,791,165     1,745,514
Rydex S&P Equal Weight Technology ETF.......................    1,163,897     1,115,652
Rydex S&P Equal Weight Utilities ETF........................      792,884       916,351


There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2009.

                                                          SEMI-ANNUAL REPORT  83





SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

84




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS


                              LENGTH OF SERVICE
   NAME, POSITION AND            AS TRUSTEE           NUMBER OF FUNDS
     YEAR OF BIRTH              (YEAR BEGAN)             OVERSEEN
-----------------------    ----------------------    ----------------
CARL G. VERBONCOEUR*            Rydex Series                152
Trustee, President              Funds - 2004
(1952)                         Rydex Variable
                                Trust - 2004
                                Rydex Dynamic
                                Funds - 2004
                           Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex
Specialized Products, LLC (2005 to 2009); Chief Executive Officer of
Rydex Specialized Products, LLC (2005 to 2008); Chief Executive
Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2009).

                        ---------------------

MICHAEL P. BYRUM*               Rydex Series                152
Trustee, Vice President         Funds - 2005
and                            Rydex Variable
Secretary (1970)                Trust - 2005
                                Rydex Dynamic
                                Funds - 2005
                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment
Officer of Rydex Investments (2003 to present); Secretary of Rydex
Specialized Products, LLC (2005 to 2008); Vice President of Rydex
Series Funds (1997 to present); Vice President of Rydex Variable
Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present);
President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to
2006); President of Rydex Investments (2004 to present); Chief
Operating Officer of Rydex Investments and Rydex Distributors, Inc.
(2003 to 2004)

---------------------------------------------------------------------




INDEPENDENT TRUSTEES



                              LENGTH OF SERVICE
   NAME, POSITION AND            AS TRUSTEE           NUMBER OF FUNDS
     YEAR OF BIRTH              (YEAR BEGAN)             OVERSEEN
-----------------------    ----------------------    ----------------
JOHN O. DEMARET                 Rydex Series                152
Trustee, Chairman of            Funds - 1997
the Board (1940)               Rydex Variable
                                Trust - 1998
                                Rydex Dynamic
                                Funds - 1999
                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                        ---------------------

COREY A. COLEHOUR               Rydex Series                152
Trustee (1945)                  Funds - 1993
                               Rydex Variable
                                Trust - 1998
                                Rydex Dynamic
                                Funds - 1999
                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management, registered investment advisor (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                        ---------------------

J. KENNETH DALTON               Rydex Series                152
Trustee (1941)                  Funds - 1995
                               Rydex Variable
                                Trust - 1998
                                Rydex Dynamic
                                Funds - 1999
                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking
Consultant and Investor, The Dalton Group

                        ---------------------

WERNER E. KELLER                Rydex Series                152
Trustee (1940)                  Funds - 2005
                               Rydex Variable
                                Trust - 2005
                                Rydex Dynamic
                                Funds - 2005
                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                        ---------------------

                                                          SEMI-ANNUAL REPORT  85





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)


                              LENGTH OF SERVICE
   NAME, POSITION AND            AS TRUSTEE           NUMBER OF FUNDS
     YEAR OF BIRTH              (YEAR BEGAN)             OVERSEEN
-----------------------    ----------------------    ----------------

THOMAS F. LYDON, JR.            Rydex Series                152
Trustee (1960)                  Funds - 2005
                               Rydex Variable
                                Trust - 2005
                                Rydex Dynamic
                                Funds - 2005
                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global
Trends Investments

                        ---------------------

PATRICK T. MCCARVILLE           Rydex Series                152
Trustee (1942)                  Funds - 1997
                               Rydex Variable
                                Trust - 1998
                                Rydex Dynamic
                                Funds - 1999
                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief
Executive Officer, Par Industries, Inc.

                        ---------------------

ROGER SOMERS                    Rydex Series                152
Trustee (1944)                  Funds - 1993
                               Rydex Variable
                                Trust - 1998
                                Rydex Dynamic
                                Funds - 1999
                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

---------------------------------------------------------------------




EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)
JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008)
PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.

(RYDEX | SGI(SM) LOGO)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF2-SEMI-0409X1009

                                                                  APRIL 30, 2009

                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT

                                                            RYDEX 2x S&P 500 ETF
                                                    RYDEX INVERSE 2x S&P 500 ETF
                                                     RYDEX 2x S&P MIDCAP 400 ETF
                                             RYDEX INVERSE 2x S&P MIDCAP 400 ETF
                                                    RYDEX 2x RUSSELL 2000(R) ETF
                                            RYDEX INVERSE 2x RUSSELL 2000(R) ETF
                                           RYDEX 2x S&P SELECT SECTOR ENERGY ETF
                                   RYDEX INVERSE 2x S&P SELECT SECTOR ENERGY ETF
                                        RYDEX 2x S&P SELECT SECTOR FINANCIAL ETF
                                RYDEX INVERSE 2x S&P SELECT SECTOR FINANCIAL ETF
                                      RYDEX 2x S&P SELECT SECTOR HEALTH CARE ETF
                              RYDEX INVERSE 2x S&P SELECT SECTOR HEALTH CARE ETF
                                       RYDEX 2x S&P SELECT SECTOR TECHNOLOGY ETF
                               RYDEX INVERSE 2x S&P SELECT SECTOR TECHNOLOGY ETF

                                                            [RYDEX SGI(SM) LOGO]

                                                            SEMI-ANNUAL REPORT 1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------




LETTER TO OUR SHAREHOLDERS........................     2

FEES & EXPENSES...................................     4

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS........     5

PREMIUM AND DISCOUNT INFORMATION..................     6

PORTFOLIO SUMMARY.................................     9

SCHEDULES OF INVESTMENTS..........................    16

STATEMENTS OF ASSETS AND LIABILITIES..............    59

STATEMENTS OF OPERATIONS..........................    63

STATEMENTS OF CHANGES IN NET ASSETS...............    67

FINANCIAL HIGHLIGHTS..............................    74

NOTES TO FINANCIAL STATEMENTS.....................    88

SUPPLEMENTAL INFORMATION..........................    96

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS.....    97

 2



LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Last year was a difficult one for many as unemployment increased, housing values decreased and the impact of an economic slowdown reverberated in stock markets around the world. As we enter a new market environment in which investors, regulators and legislators have a dramatically reduced tolerance for risk and a greater demand for transparency, investment professionals are increasingly turning to exchange traded funds (ETFs). Due to their convenience, transparency and ability to provide access to difficult-to-reach areas of the market, ETFs can play an important role in investor portfolios. Needless to say, Rydex is a proud participant in the ETF space with $4 billion in ETF assets and more than 40 exchange traded products.

Growing Industry Influence. More investment advisors are gravitating to ETFs for their flexibility, transparency and lower expense ratios. In fact, nearly all of the advisors (83%) who took part in the Rydex AdvisorBenchmarking(TM) November 2008 Survey believe that ETFs will be their primary investment vehicle in 2009. While ETF assets have fallen 12.9% over the past 12 months to $495B from $569B, the number of ETF products in the market actually climbed
16% -- with greatest growth in global and international ETFs. According to the Investment Company Institute, there are now more than 719 ETFs in this category versus 614 a year ago -- a notable 41% increase. Some industry experts even see ETFs' popularity encroaching on sacred mutual fund territory. In April, Lipper reported that "Sales of new ETFs appear to be replacing sales of new mutual funds over the past several years. ETF launches now exceed 30% of all new (fund) products."

Unprecedented Market Conditions. The financial crisis that unfolded earlier this year affected nearly every conceivable asset class, resulting in huge declines in wealth -- regardless of how investors had structured their portfolios. Other than treasury bills and the U.S. dollar, no investment class was spared the widespread panic that washed over the world's financial markets. In the U.S. alone, the major stock market averages lost more than 20% of their value as the entire financial system seized up and choked as the engine of any economy -- bank lending -- stalled out. The resulting crash in global stock markets was as steep as anything we witnessed since the historic stock market crash of 1929. Huge financial dominoes began to fall as Merrill Lynch, Morgan Stanley, Goldman Sachs and Lehman Brothers collapsed, merged with or were reborn as commercial banks. Among other things, the crisis showed us that the Wall Street formula of highly leveraged balance sheets, coupled with the need to access working capital on a daily basis, proved to be lethal when backed by seemingly worthless assets. And as the willingness to lend disappeared, so did Wall Street's daily lifeline.

Historic Government Intervention. September 2008 proved to be a historic month for unprecedented government intervention in the equity markets. On September 18, the U.S. Treasury announced the establishment of a temporary guarantee program for money market mutual funds after the Reserve Primary Fund "broke the buck" -- causing a massive exodus from money market mutual funds. The next day, on September 19, the Securities and Exchange Commission (SEC) issued a temporary ban prohibiting the short sales of certain financial securities. We complied with the SEC action by suspending trading of the Rydex Inverse 2x S&P Select Sector Financial ETF until the ban was lifted on October 8, 2008. The month of September also saw the takeover of Fannie Mae, Freddie Mac and AIG, the seizure of IndyMac Bank and Washington Mutual, which pointed to a near takeover of the global financial system by the government. In this history-making period, government at all levels moved with unprecedented speed, scope and coordination to save the financial system and with it the global economy. This culminated with a $700 billion plan put forward by the U.S. Treasury to essentially buy up all the bad mortgage assets clogging the financial system. Newly sworn-in government officials committed $12 trillion to programs designed to offset credit and sub-prime mortgage-related issues that were negatively impacting the financial services industry. This historic government intervention kicked into high gear during the fall when Congress established The Emergency Economic Stabilization Act of 2008 (EESA) in an effort to help strengthen the U.S. economy. Primarily, the act authorized the Troubled Assets Relief Program
(TARP), which was originally structured to purchase troubled assets from ailing banks but quickly morphed into an effort to recapitalize the banking industry.

Signs of a Recovery. The question at the forefront of everyone's mind still remains: Will it all work? While it looks like the Dow Jones Industrial Average finally found its bottom of 6547.05 on March 9, investors still remain cautious. The new administration has rightly made the economy its top priority and we are starting to see some proverbial light at the end of the tunnel. All major U.S. indices ended April in positive territory with the NASDAQ Composite posting a 12.35% gain, the S&P 500 jumping to 9.39% and the Dow Industrials closing out the month with a respectable 7.35% gain. In fact, April proved to be a solid month of recovery as the NASDAQ reported its best April percentage gain since 2001 (when it gained 14.99%), the S&P posted its best gain since 1938 (when it gained 15.06%) and the Dow had its best monthly gain since last March, when it rose 7.77%.

On the housing front, home-sales figures in recent weeks have shown a slower pace of decline and the slide in property prices appears to have stabilized. Former Federal Reserve Chairman Alan Greenspan even went on record in early May stating that the U.S. housing market may be on the verge of a recovery and that it's "very easy to see" the financial markets continuing to improve. While there's still

                                                            SEMI-ANNUAL REPORT 3




LETTER TO OUR SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


a long way to go to repair the carnage we experienced over the past six months, I'm optimistic that we can -- and will -- endure. We appreciate the trust that you have placed in our firm's quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of ETFs to help you meet your financial goals.

Sincerely,

-s- David C. Reilly, CFA
Mike Byrum, CFA
President and Chief Investment Officer

Read the fund's prospectus carefully before investing. It contains the fund's investment objectives, risks, charges, expenses and other information. Obtain a prospectus at rydexinvestments.com or call 800.258.4332.

The opinions and forecasts expressed are those of Security Global Investors as of June 1, 2009, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any specific security or strategy.

AdvisorBenchmarking.com and the Rydex PracticeValue program are services of Advisor Research Center, Inc., an affiliate of Rydex Investments. Advisor Research Center, Inc., and its affiliates make no warranties, expressed or implied, as to results to be obtained from the use of information provided by the Rydex PracticeValue program and/or AdvisorBenchmarking.com, and Advisor Research Center, Inc., expressly disclaims all warranties of merchantability or fitness for a particular purpose of use with respect thereto. While Advisor Research Center, Inc., believes the information to be reliable, Advisor Research Center, Inc., and its affiliates shall not be liable for any claims or losses of any nature in connection with the information contained in this publication.

 4



FEES AND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2008 and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO    10/31/08     4/30/09   10/31/08 TO 4/30/09
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex 2x S&P 500 ETF.......................    0.70%   $1,000.00   $  900.70          $3.30
  Rydex Inverse 2x S&P 500 ETF...............    0.70%    1,000.00      737.90           3.02
  Rydex 2x MidCap 400 ETF....................    0.70%    1,000.00      849.10           3.21
  Rydex Inverse 2x S&P MidCap 400 ETF........    0.70%    1,000.00      686.90           2.93
  Rydex 2x Russell 2000 ETF..................    0.70%    1,000.00      707.20           2.96
  Rydex Inverse 2x Russell 2000 ETF..........    0.70%    1,000.00      744.40           3.03
  Rydex 2x S&P Select Sector Energy ETF......    0.70%    1,000.00      682.80           2.92
  Rydex Inverse 2x S&P Select Sector Energy
     ETF.....................................    0.70%    1,000.00      744.80           3.03
  Rydex 2x S&P Select Sector Financial ETF...    0.71%    1,000.00      294.90           2.25
  Rydex Inverse 2x S&P Select Sector
     Financial ETF...........................    0.70%    1,000.00      410.20           2.45
  Rydex 2x S&P Select Sector Health Care
     ETF.....................................    0.71%    1,000.00      772.00           3.08
  Rydex Inverse 2x S&P Select Sector Health
     Care ETF................................    0.70%    1,000.00    1,055.30           3.57
  Rydex 2x S&P Select Sector Technology ETF..    0.71%    1,000.00      997.80           3.47
  Rydex Inverse 2x S&P Select Sector
     Technology ETF..........................    0.70%    1,000.00      662.40           2.89
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex 2x S&P 500 ETF.......................    0.70%    1,000.00    1,021.32           3.51
  Rydex Inverse 2x S&P 500 ETF...............    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x MidCap 400 ETF....................    0.70%    1,000.00    1,021.32           3.51
  Rydex Inverse 2x S&P MidCap 400 ETF........    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x Russell 2000 ETF..................    0.70%    1,000.00    1,021.32           3.51
  Rydex Inverse 2x Russell 2000 ETF..........    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x S&P Select Sector Energy ETF......    0.70%    1,000.00    1,021.32           3.51
  Rydex Inverse 2x S&P Select Sector Energy
     ETF.....................................    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x S&P Select Sector Financial ETF...    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector
     Financial ETF...........................    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x S&P Select Sector Health Care
     ETF.....................................    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector Health
     Care ETF................................    0.70%    1,000.00    1,021.32           3.51
  Rydex 2x S&P Select Sector Technology ETF..    0.71%    1,000.00    1,021.27           3.56
  Rydex Inverse 2x S&P Select Sector
     Technology ETF..........................    0.70%    1,000.00    1,021.32           3.51



--------

    * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                                            SEMI-ANNUAL REPORT 5




A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's Net Asset Value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                    INDEX         INDEX          FUND     FUND          FUND
                                    LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
---------------------------------------------------------------------------------------------------------
Start                                 100                               $10.00
Day 1                                 106       6.00%         9.00%     $10.90       9.00%       In line
Day 2                                  99      (6.60)%       (9.90)%    $ 9.82      (9.90)%      In line
Cumulative                                     (1.00)%       (1.50)%                (1.80)%        (0.30)%
---------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

 6



PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the six months ended April 30, 2009.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                            SEMI-ANNUAL REPORT 7




PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                    NUMBER OF DAYS
                                       -----------------------------------------------------------------------
                                                                  RYDEX
                                                 RYDEX   RYDEX  INVERSE                   RYDEX          RYDEX
                                        RYDEX  INVERSE  2X S&P   2X S&P       RYDEX  INVERSE 2X         2X S&P
                                       2X S&P   2X S&P  MIDCAP   MIDCAP  2X RUSSELL     RUSSELL  SELECT SECTOR
                                          500      500     400      400        2000        2000         ENERGY
                                          ETF      ETF     ETF      ETF         ETF         ETF            ETF
PREMIUM/DISCOUNT RANGE                 ------  -------  ------  -------  ----------  ----------  -------------
Greater than 10%.....................      0       0        1       0          0           0            0
Between 8.01% and 10%................      0       0        0       1          0           0            0
Between 3.01% and 8%.................      7       1        8      11          6          10           16
Between 1.01% and 3%.................     16      11       36      36         27          19           25
Between .51% and 1%..................     36      35       28      34         36          35           27
Between .26% and .5%.................     36      34       33      37         30          51           20
Between .25% and 0%..................     93     123       68      76         74          73           27
Between -0.01% and -0.25%............    103     101       58      68         61          79           22
Between -0.26% and -0.5%.............     45      34       38      36         45          38           21
Between -0.51% and -1%...............     22      17       45      33         43          33           25
Between -1.01% and -3%...............     16      14       52      32         41          30           33
Between -3.01% and -8%...............      0       4        7      10         11           6            8
Less than -8%........................      0       0        0       0          0           0            1
Total................................    374     374      374     374        374         374          225



                                                               PERCENTAGE OF TOTAL DAYS
                                      --------------------------------------------------------------------------
                                                                    RYDEX
                                                RYDEX   RYDEX  INVERSE 2X                   RYDEX          RYDEX
                                       RYDEX  INVERSE  2X S&P         S&P       RYDEX  INVERSE 2X         2X $&P
                                      2X S&P   2X S&P  MIDCAP      MIDCAP  2X RUSSELL     RUSSELL         SELECT
                                         500      500     400         400        2000        2000  SECTOR ENERGY
                                         ETF      ETF     ETF         ETF         ETF         ETF            ETF
PREMIUM/DISCOUNT RANGE                ------  -------  ------  ----------  ----------  ----------  -------------
Greater than 10%....................    0.00%    0.00%   0.27%     0.00%       0.00%       0.00%         0.00%
Between 8.01% and 10%...............    0.00%    0.00%   0.00%     0.27%       0.00%       0.00%         0.00%
Between 3.01% and 8%................    1.87%    0.27%   2.14%     2.94%       1.60%       2.67%         7.11%
Between 1.01% and 3%................    4.28%    2.94%   9.63%     9.63%       7.22%       5.08%        11.11%
Between .51% and 1%.................    9.63%    9.36%   7.49%     9.09%       9.63%       9.36%        12.00%
Between .26% and .5%................    9.63%    9.09%   8.82%     9.89%       8.02%      13.64%         8.89%
Between .25% and 0%.................   24.87%   32.89%  18.18%    20.32%      19.79%      19.52%        12.00%
Between -0.01% and -0.25%...........   27.54%   27.01%  15.51%    18.18%      16.31%      21.12%         9.78%
Between -0.26% and -0.5%............   12.03%    9.09%  10.16%     9.63%      12.03%      10.16%         9.33%
Between -0.51% and -1%..............    5.88%    4.55%  12.03%     8.82%      11.50%       8.82%        11.11%
Between -1.01% and -3%..............    4.28%    3.74%  13.90%     8.56%      10.96%       8.02%        14.67%
Between -3.01% and -8%..............    0.00%    1.07%   1.87%     2.67%       2.94%       1.60%         3.56%
Less than -8%.......................    0.00%    0.00%   0.00%     0.00%       0.00%       0.00%         0.44%
Total...............................  100.00%  100.00% 100.00%   100.00%     100.00%     100.00%       100.00%

 8



PREMIUM AND DISCOUNT INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                          NUMBER OF DAYS
                                   --------------------------------------------------------------------------------------------
                                        RYDEX                      RYDEX                       RYDEX                      RYDEX
                                   INVERSE 2X          RYDEX  INVERSE 2X          RYDEX   INVERSE 2X          RYDEX  INVERSE 2X
                                   S&P SELECT         2X S&P  S&P SELECT         2X S&P   S&P SELECT         2X S&P  S&P SELECT
                                       SECTOR  SELECT SECTOR      SECTOR  SELECT SECTOR       SECTOR  SELECT SECTOR      SECTOR
                                       ENERGY      FINANCIAL   FINANCIAL    HEALTH CARE  HEALTH CARE     TECHNOLOGY  TECHNOLOGY
                                          ETF            ETF         ETF            ETF          ETF            ETF         ETF
PREMIUM/DISCOUNT RANGE             ----------  -------------  ----------  -------------  -----------  -------------  ----------
Greater than 10%.................        1            1             0            1             5             3             0
Between 8.01% and 10%............        1            1             0            1             3             1             1
Between 3.01% and 8%.............        9           14            10           10            10             8            11
Between 1.01% and 3%.............       31           46            34           32            34            30            27
Between .51% and 1%..............       28           29            23           14            19            22            18
Between .26% and .5%.............       16           24            16           10            11             9             7
Between .25% and 0%..............       24           15            29           38            18            23            21
Between -0.01% and -0.25%........       20           12            20           25            35            24            27
Between -0.26% and -0.5%.........       19           20            16           10            18            13            13
Between -0.51% and -1%...........       23           14            29           18            28            15            30
Between -1.01% and -3%...........       38           35            35           47            24            33            42
Between -3.01% and -8%...........       14           13            13           17            18            40            28
Between -8.01% and -10%..........        0            0             0            1             2             1             0
Less than -10%...................        1            1             0            1             0             3             0
Total............................      225          225           225          225           225           225           225



                                                                     PERCENTAGE OF TOTAL DAYS
                                   --------------------------------------------------------------------------------------------
                                        RYDEX                      RYDEX                       RYDEX                      RYDEX
                                   INVERSE 2X          RYDEX  INVERSE 2X          RYDEX   INVERSE 2X          RYDEX  INVERSE 2X
                                   S&P SELECT         2X S&P  S&P SELECT         2X S&P   S&P SELECT         2X S&P  S&P SELECT
                                       SECTOR  SELECT SECTOR      SECTOR  SELECT SECTOR       SECTOR  SELECT SECTOR      SECTOR
                                       ENERGY      FINANCIAL   FINANCIAL    HEALTH CARE  HEALTH CARE     TECHNOLOGY  TECHNOLOGY
                                          ETF            ETF         ETF            ETF          ETF            ETF         ETF
PREMIUM/DISCOUNT RANGE             ----------  -------------  ----------  -------------  -----------  -------------  ----------
Greater than 10%.................      0.44%         0.44%        0.00%         0.44%         2.22%         1.33%        0.00%
Between 8.01% and 10%............      0.44%         0.44%        0.00%         0.44%         1.33%         0.44%        0.44%
Between 3.01% and 8%.............      4.00%         6.22%        4.44%         4.44%         4.44%         3.56%        4.89%
Between 1.01% and 3%.............     13.78%        20.44%       15.11%        14.22%        15.11%        13.33%       12.00%
Between .51% and 1%..............     12.44%        12.89%       10.22%         6.22%         8.44%         9.78%        8.00%
Between .26% and .5%.............      7.11%        10.67%        7.11%         4.44%         4.89%         4.00%        3.11%
Between .25% and 0%..............     10.67%         6.67%       12.89%        16.89%         8.00%        10.22%        9.33%
Between -0.01% and -0.25%........      8.89%         5.33%        8.89%        11.11%        15.56%        10.67%       12.00%
Between -0.26% and -0.5%.........      8.44%         8.89%        7.11%         4.44%         8.00%         5.78%        5.78%
Between -0.51% and -1%...........     10.22%         6.22%       12.89%         8.00%        12.44%         6.67%       13.33%
Between -1.01% and -3%...........     16.89%        15.56%       15.56%        20.89%        10.67%        14.67%       18.67%
Between -3.01% and -8%...........      6.22%         5.78%        5.78%         7.56%         8.00%        17.78%       12.44%
Between -8.01% and -10%..........      0.00%         0.00%        0.00%         0.44%         0.89%         0.44%        0.00%
Less than -10%...................      0.44%         0.44%        0.00%         0.44%         0.00%         1.33%        0.00%
Total............................    100.00%       100.00%      100.00%       100.00%       100.00%       100.00%      100.00%

                                                            SEMI-ANNUAL REPORT 9



RYDEX 2X S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          3.53%
MICROSOFT CORP.                                                            1.66%
AT&T, INC.                                                                 1.62%
PROCTER & GAMBLE CO.                                                       1.55%
JOHNSON & JOHNSON, INC.                                                    1.55%
INTERNATIONAL BUSINESS MACHINES CORP.                                      1.49%
GENERAL ELECTRIC CO.                                                       1.43%
CHEVRON CORP.                                                              1.42%
JPMORGAN CHASE & CO.                                                       1.33%
CISCO SYSTEMS, INC.                                                        1.21%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       18.40
Health Care                                  13.83
Energy                                       12.51
Financials                                   12.19
Consumer Staples                             12.04
Industrials                                  10.44
Consumer Discretionary                        9.52
Utilities                                     3.98
Telecommunication Services                    3.72
Materials                                     3.37




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 10


RYDEX 2X S&P MIDCAP 400 ETF
PORTFOLIO SUMMARY (Unaudited)                                  As April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
VERTEX PHARMACEUTICALS, INC.                                               0.64%
WESTERN DIGITAL CORP.                                                      0.63%
ROSS STORES, INC.                                                          0.59%
EVEREST RE GROUP, LTD.                                                     0.55%
QUANTA SERVICES, INC.                                                      0.53%
FMC TECHNOLOGIES, INC.                                                     0.52%
FIDELITY NATIONAL FINANCIAL, INC. -- CLASS A                               0.50%
NEWFIELD EXPLORATION CO.                                                   0.50%
ADVANCE AUTO PARTS, INC.                                                   0.50%
ROPER INDUSTRIES, INC.                                                     0.49%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   18.15
Consumer Discretionary                       15.65
Industrials                                  15.18
Information Technology                       14.28
Health Care                                  12.05
Materials                                     7.19
Energy                                        6.57
Utilities                                     6.34
Consumer Staples                              3.99
Telecommunication Services                    0.60




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 11



RYDEX 2X RUSSELL 2000 ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MYRIAD GENETICS, INC.                                                      0.39%
RALCORP HOLDINGS, INC.                                                     0.36%
ALEXION PHARMACEUTICALS, INC.                                              0.31%
SYBASE, INC.                                                               0.30%
AEROPOSTALE, INC.                                                          0.26%
REALTY INCOME CORP.                                                        0.25%
WATSON WYATT WORLDWIDE, INC. -- CLASS A                                    0.25%
ITC HOLDINGS CORP.                                                         0.24%
DENDREON CORP.                                                             0.23%
WASTE CONNECTIONS, INC.                                                    0.23%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   20.19
Information Technology                       18.67
Industrials                                  16.06
Health Care                                  14.11
Consumer Discretionary                       13.60
Energy                                        4.39
Utilities                                     3.97
Consumer Staples                              3.93
Materials                                     3.83
Telecommunication Services                    1.25




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 12


RYDEX 2X S&P SELECT SECTOR ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                         17.71%
CHEVRON CORP.                                                             11.66%
CONOCOPHILLIPS                                                             5.51%
SCHLUMBERGER, LTD.                                                         4.19%
OCCIDENTAL PETROLEUM CORP.                                                 3.61%
APACHE CORP.                                                               2.47%
DEVON ENERGY CORP.                                                         2.36%
MARATHON OIL CORP.                                                         2.18%
XTO ENERGY, INC.                                                           2.09%
ANADARKO PETROLEUM CORP.                                                   2.06%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  81.98
Energy Equipment & Services                  17.15
Gas Utilities                                 0.87




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 13



RYDEX S&P SELECT SECTOR FINANCIAL ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JPMORGAN CHASE & CO.                                                      11.01%
WELLS FARGO & CO.                                                          7.53%
GOLDMAN SACHS GROUP, INC.                                                  5.73%
BANK OF AMERICA CORP.                                                      5.07%
U.S. BANCORP                                                               2.84%
AMERICAN EXPRESS CO.                                                       2.62%
BANK OF NEW YORK MELLON CORP.                                              2.60%
MORGAN STANLEY                                                             2.25%
METLIFE, INC.                                                              2.16%
TRAVELERS COS., INC.                                                       2.14%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Diversified Financial Services               25.74
Capital Markets                              21.85
Insurance                                    19.08
Commercial Banks                             18.82
Real Estate Investment Trusts (REITs)         8.46
Consumer Finance                              4.57
Thrifts & Mortgage Finance                    1.30
Real Estate Management & Development          0.18




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 14


RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
JOHNSON & JOHNSON, INC.                                                   11.58%
PFIZER, INC.                                                               7.21%
WYETH                                                                      4.53%
ABBOTT LABORATORIES                                                        4.38%
MERCK & CO., INC.                                                          4.09%
AMGEN, INC.                                                                4.01%
GILEAD SCIENCES, INC.                                                      3.34%
BRISTOL-MYERS SQUIBB CO.                                                   3.06%
SCHERING-PLOUGH CORP.                                                      3.03%
MEDTRONIC, INC.                                                            2.88%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Pharmaceuticals                              51.30
Health Care Equipment & Supplies             16.07
Health Care Providers & Services             15.61
Biotechnology                                13.87
Life Sciences Tools & Services                2.92
Health Care Technology                        0.23




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                           SEMI-ANNUAL REPORT 15



RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                               As of April 30, 2009
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MICROSOFT CORP.                                                            7.70%
AT&T, INC.                                                                 7.51%
INTERNATIONAL BUSINESS MACHINES CORP.                                      6.89%
CISCO SYSTEMS, INC.                                                        5.61%
APPLE, INC.                                                                5.58%
VERIZON COMMUNICATIONS, INC.                                               4.29%
GOOGLE, INC. -- CLASS A                                                    3.99%
HEWLETT-PACKARD CO.                                                        3.80%
ORACLE CORP.                                                               3.71%
INTEL CORP.                                                                3.60%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Computers & Peripherals                      23.84
Software                                     18.80
Diversified Telecommunication Services       15.47
Communications Equipment                     14.46
Semiconductors & Semiconductor Equipment     11.00
Internet Software & Services                  7.63
IT Services                                   5.26
Electronic Equipment & Instruments            1.63
Wireless Telecommunication Services           1.56
Office Electronics                            0.35




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

 16


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS 81.4%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. ................      11,433       $457,892
  General Dynamics Corp. ....       6,080        314,154
  Goodrich Corp. ............       1,952         86,434
  Honeywell International,
     Inc. ...................      11,577        361,318
  ITT Corp. .................       2,866        117,535
  L-3 Communications
     Holdings, Inc. .........       1,868        142,248
  Lockheed Martin Corp. .....       5,230        410,712
  Northrop Grumman Corp. ....       5,156        249,293
  Precision Castparts
     Corp. ..................       2,200        164,692
  Raytheon Co. ..............       6,298        284,858
  Rockwell Collins, Inc. ....       2,488         95,415
  United Technologies
     Corp. ..................      14,835        724,541
                                            ------------
TOTAL AEROSPACE & DEFENSE                      3,409,092
                                            ------------
  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide,
     Inc. ...................       2,682        142,575
  Expeditors International of
     Washington, Inc. .......       3,338        115,862
  FedEx Corp. ...............       4,902        274,316
  United Parcel Service,
     Inc. -- Class B.........      15,675        820,430
                                            ------------
TOTAL AIR FREIGHT & LOGISTICS                  1,353,183
                                            ------------
  AIRLINES 0.1%
  Southwest Airlines Co. ....      11,657         81,366
                                            ------------
TOTAL AIRLINES                                    81,366
                                            ------------
  AUTO COMPONENTS 0.1%
  Goodyear Tire & Rubber
     Co.(The)*...............       3,800         41,762
  Johnson Controls, Inc. ....       9,358        177,896
                                            ------------
TOTAL AUTO COMPONENTS                            219,658
                                            ------------
  AUTOMOBILES 0.2%
  Ford Motor Co.*............      45,084        269,602
  General Motors Corp. ......       9,606         18,444
  Harley-Davidson, Inc. .....       3,676         81,460
                                            ------------
TOTAL AUTOMOBILES                                369,506
                                            ------------
  BEVERAGES 2.0%
  Brown-Forman Corp. -- Class
     B.......................       1,550         72,075
  Coca-Cola Co.(The).........      31,341      1,349,230
  Coca-Cola Enterprises,
     Inc. ...................       4,992         85,164
  Constellation Brands,
     Inc. -- Class A*........       3,070         35,581
  Dr Pepper Snapple Group,
     Inc.*...................       3,988         82,591
  Molson Coors Brewing
     Co. -- Class B..........       2,354         90,040
  Pepsi Bottling Group,
     Inc. ...................       2,136         66,793
  PepsiCo, Inc. .............      24,501      1,219,170
                                            ------------
TOTAL BEVERAGES                                3,000,644
                                            ------------
  BIOTECHNOLOGY 1.6%
  Amgen, Inc.*...............      16,281        789,140
  Biogen Idec, Inc.*.........       4,684        226,424
  Celgene Corp.*.............       7,232        308,951
  Cephalon, Inc.*............       1,088         71,384
  Genzyme Corp.*.............       4,272        227,826
  Gilead Sciences, Inc.*.....      14,339        656,726
                                            ------------
TOTAL BIOTECHNOLOGY                            2,280,451
                                            ------------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ...............       5,662         50,165
                                            ------------
TOTAL BUILDING PRODUCTS                           50,165
                                            ------------
  CAPITAL MARKETS 2.2%
  Ameriprise Financial,
     Inc. ...................       3,442         90,697
  Bank of New York Mellon
     Corp. ..................      18,089        460,908
  Charles Schwab Corp.(The)..      14,761        272,783
  E*TRADE Financial Corp.*...       9,000         12,870
  Federated Investors,
     Inc. -- Class B.........       1,406         32,169
  Franklin Resources, Inc. ..       2,384        144,184
  Goldman Sachs Group,
     Inc.(The)...............       7,912      1,016,692
  Invesco Ltd. ..............       5,950         87,584
  Janus Capital Group,
     Inc. ...................       2,488         24,955
  Legg Mason, Inc. ..........       2,250         45,157
  Morgan Stanley.............      16,917        399,918
  Northern Trust Corp. ......       3,750        203,850
  State Street Corp. ........       6,800        232,084
  T. Rowe Price Group,
     Inc. ...................       4,028        155,159
                                            ------------
TOTAL CAPITAL MARKETS                          3,179,010
                                            ------------
  CHEMICALS 1.6%
  Air Products & Chemicals,
     Inc. ...................       3,298        217,338
  CF Industries Holdings,
     Inc. ...................         760         54,758
  Dow Chemical Co.(The)......      14,547        232,752
  Du Pont (E.I.) de Nemours &
     Co. ....................      14,205        396,320
  Eastman Chemical Co. ......       1,142         45,315
  Ecolab, Inc. ..............       2,642        101,849
  International Flavors &
     Fragrances, Inc. .......       1,242         38,750
  Monsanto Co. ..............       8,628        732,431
  PPG Industries, Inc. ......       2,588        114,001
  Praxair, Inc. .............       4,838        360,963
  Sigma-Aldrich Corp. .......       1,922         84,261
                                            ------------
TOTAL CHEMICALS                                2,378,738
                                            ------------
  COMMERCIAL BANKS 1.9%
  BB&T Corp. ................       8,812        205,672
  Comerica, Inc. ............       2,384         50,016
  Fifth Third Bancorp........       9,090         37,269
  First Horizon National
     Corp. ..................       3,318         38,190
  Huntington Bancshares,
     Inc. ...................       5,762         16,076
  KeyCorp....................       7,788         47,896
  M&T Bank Corp. ............       1,222         64,094
  Marshall & Ilsley Corp. ...       4,172         24,114
  PNC Financial Services
     Group, Inc. ............       6,740        267,578
  Regions Financial Corp. ...      10,931         49,080
  SunTrust Banks, Inc. ......       5,618         81,124
  U.S. Bancorp...............      27,625        503,328
  Wells Fargo & Co. .........      66,709      1,334,847
  Zions Bancorp..............       1,818         19,871
                                            ------------
TOTAL COMMERCIAL BANKS                         2,739,155
                                            ------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Avery Dennison Corp. ......       1,778         51,100
  Cintas Corp. ..............       2,066         53,013
  Dun & Bradstreet Corp. ....         834         67,887
  Equifax, Inc. .............       1,992         58,087
  Iron Mountain, Inc.*.......       2,826         80,513
  Monster Worldwide, Inc.*...       2,012         27,766
  Pitney Bowes, Inc. ........       3,248         79,706
  R.R. Donnelley & Sons
     Co. ....................       3,234         37,676
  Republic Services, Inc. ...       5,066        106,386
  Robert Half International,
     Inc. ...................       2,384         57,264
  Stericycle, Inc.*..........       1,346         63,370
  Waste Management, Inc. ....       7,744        206,532
                                            ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES             889,300
                                            ------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  COMMUNICATIONS EQUIPMENT 2.5%
  Ciena Corp.*...............       1,426        $17,041
  Cisco Systems, Inc.*.......      91,886      1,775,238
  Corning, Inc. .............      24,481        357,912
  Harris Corp. ..............       2,106         64,401
  JDS Uniphase Corp.*........       3,388         15,619
  Juniper Networks, Inc.*....       8,220        177,963
  Motorola, Inc. ............      35,840        198,195
  QUALCOMM, Inc. ............      25,967      1,098,923
  Tellabs, Inc.*.............       6,234         32,666
                                            ------------
TOTAL COMMUNICATIONS EQUIPMENT                 3,737,958
                                            ------------
  COMPUTERS & PERIPHERALS 4.3%
  Apple, Inc.*...............      14,021      1,764,262
  Dell, Inc.*................      27,243        316,564
  EMC Corp.*.................      31,679        396,938
  Hewlett-Packard Co. .......      37,722      1,357,238
  International Business
     Machines Corp. .........      21,119      2,179,692
  Lexmark International,
     Inc. -- Class A*........       1,222         23,976
  NetApp, Inc.*..............       5,200         95,160
  QLogic Corp.*..............       1,902         26,970
  SanDisk Corp.*.............       3,556         55,900
  Sun Microsystems, Inc.*....      11,721        107,364
  Teradata Corp.*............       2,722         45,512
                                            ------------
TOTAL COMPUTERS & PERIPHERALS                  6,369,576
                                            ------------
  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp. ...............       2,856        108,157
  Jacobs Engineering Group,
     Inc.*...................       1,932         73,493
                                            ------------
TOTAL CONSTRUCTION & ENGINEERING                 181,650
                                            ------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. ......       1,738         82,642
                                            ------------
TOTAL CONSTRUCTION MATERIALS                      82,642
                                            ------------
  CONSUMER FINANCE 0.5%
  American Express Co. ......      18,437        464,981
  Capital One Financial
     Corp. ..................       6,164        103,185
  Discover Financial
     Services................       7,580         61,625
  SLM Corp.*.................       7,356         35,530
                                            ------------
TOTAL CONSUMER FINANCE                           665,321
                                            ------------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp. ................       1,480         55,825
  Bemis Co., Inc. ...........       1,570         37,743
  Owens-Illinois, Inc.*......       2,638         64,341
  Pactiv Corp.*..............       2,066         45,163
  Sealed Air Corp. ..........       2,478         47,231
                                            ------------
TOTAL CONTAINERS & PACKAGING                     250,303
                                            ------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co. .........       2,508         85,172
                                            ------------
TOTAL DISTRIBUTORS                                85,172
                                            ------------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class
     A*......................       1,684        106,008
  H&R Block, Inc. ...........       5,344         80,908
                                            ------------
TOTAL DIVERSIFIED CONSUMER SERVICES              186,916
                                            ------------
  DIVERSIFIED FINANCIAL SERVICES 2.5%
  Bank of America Corp. .....     100,772        899,894
  CIT Group, Inc. ...........       6,114         13,573
  Citigroup, Inc. ...........      86,208        262,935
  CME Group, Inc. ...........       1,048        231,975
  IntercontinentalExchange,
     Inc.*...................       1,142        100,039
  JPMorgan Chase & Co. ......      59,159      1,952,247
  Leucadia National Corp.*...       2,856         60,633
  Moody's Corp. .............       3,000         88,560
  Nasdaq OMX Group (The)*....       2,166         41,652
  NYSE Euronext..............       4,078         94,487
                                            ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES           3,745,995
                                            ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
  AT&T, Inc. ................      92,780      2,377,024
  CenturyTel, Inc. ..........       1,580         42,897
  Embarq Corp. ..............       2,240         81,894
  Frontier Communications
     Corp. ..................       4,902         34,853
  Qwest Communications
     International, Inc. ....      23,135         89,995
  Verizon Communications,
     Inc. ...................      44,716      1,356,684
  Windstream Corp. ..........       6,944         57,635
                                            ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                     4,040,982
                                            ------------
  ELECTRIC UTILITIES 1.9%
  Allegheny Energy, Inc. ....       2,662         68,999
  American Electric Power
     Co., Inc. ..............       7,336        193,524
  Duke Energy Corp. .........      20,165        278,479
  Edison International.......       5,126        146,142
  Entergy Corp. .............       2,980        193,015
  Exelon Corp. ..............      10,366        478,184
  FirstEnergy Corp. .........       4,798        196,238
  FPL Group, Inc. ...........       6,432        345,977
  Northeast Utilities........       2,712         57,006
  Pepco Holdings, Inc. ......       3,452         41,251
  Pinnacle West Capital
     Corp. ..................       1,584         43,370
  PPL Corp. .................       5,906        176,648
  Progress Energy, Inc. .....       4,336        147,944
  Southern Co. ..............      12,243        353,578
                                            ------------
TOTAL ELECTRIC UTILITIES                       2,720,355
                                            ------------
  ELECTRICAL EQUIPMENT 0.4%
  Cooper Industries,
     Ltd. -- Class A.........       2,638         86,500
  Emerson Electric Co. ......      11,885        404,565
  Rockwell Automation,
     Inc. ...................       2,230         70,446
                                            ------------
TOTAL ELECTRICAL EQUIPMENT                       561,511
                                            ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies,
     Inc.*...................       5,538        101,124
  Amphenol Corp. -- Class A..       2,692         91,097
  FLIR Systems, Inc.*........       2,374         52,655
  Jabil Circuit, Inc. .......       3,368         27,281
  Molex, Inc. ...............       2,186         36,441
  Tyco Electronics, Ltd. ....       7,212        125,777
                                            ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         434,375
                                            ------------
  ENERGY EQUIPMENT & SERVICES 1.4%
  Baker Hughes, Inc. ........       4,868        173,203
  BJ Services Co. ...........       4,594         63,811
  Cameron International
     Corp.*..................       3,412         87,279
  Diamond Offshore Drilling,
     Inc. ...................       1,098         79,506
  ENSCO International,
     Inc. ...................       2,230         63,064
  Halliburton Co. ...........      14,125        285,608
  Nabors Industries, Ltd.*...       4,450         67,685
  National-Oilwell Varco,
     Inc.*...................       6,566        198,818
  Rowan Cos., Inc. ..........       1,778         27,755
  Schlumberger, Ltd. ........      18,829        922,433
  Smith International,
     Inc. ...................       3,452         89,234
                                            ------------
TOTAL ENERGY EQUIPMENT & SERVICES              2,058,396
                                            ------------


See Notes to Financial Statements.

 18


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 2.7%
  Costco Wholesale Corp. ....       6,820       $331,452
  CVS Caremark Corp. ........      22,917        728,302
  Kroger Co.(The)............      10,272        222,081
  Safeway, Inc. .............       6,750        133,313
  SUPERVALU, Inc. ...........       3,338         54,576
  Sysco Corp. ...............       9,278        216,456
  Wal-Mart Stores, Inc. .....      35,194      1,773,778
  Walgreen Co. ..............      15,531        488,139
  Whole Foods Market, Inc. ..       2,210         45,813
                                            ------------
TOTAL FOOD & STAPLES RETAILING                 3,993,910
                                            ------------
  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland
     Co. ....................      10,108        248,859
  Campbell Soup Co. .........       3,224         82,921
  ConAgra Foods, Inc. .......       7,038        124,573
  Dean Foods Co.*............       2,434         50,384
  General Mills, Inc. .......       5,166        261,865
  H.J. Heinz Co. ............       4,952        170,448
  Hershey Co.(The)...........       2,608         94,253
  Hormel Foods Corp. ........       1,098         34,356
  J.M. Smucker Co.(The)......       1,868         73,599
  Kellogg Co. ...............       3,974        167,345
  Kraft Foods, Inc. -- Class
     A.......................      23,125        541,125
  McCormick & Co., Inc. .....       2,046         60,255
  Sara Lee Corp. ............      10,951         91,112
  Tyson Foods, Inc. -- Class
     A.......................       4,758         50,149
                                            ------------
TOTAL FOOD PRODUCTS                            2,051,244
                                            ------------
  GAS UTILITIES 0.1%
  EQT Corp. .................       2,056         69,143
  Nicor, Inc. ...............         710         22,820
  Questar Corp. .............       2,732         81,195
                                            ------------
TOTAL GAS UTILITIES                              173,158
                                            ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
  Baxter International,
     Inc. ...................       9,666        468,801
  Becton, Dickinson & Co. ...       3,770        228,010
  Boston Scientific Corp.*...      23,647        198,871
  C.R. Bard, Inc. ...........       1,570        112,459
  Covidien, Ltd. ............       7,932        261,597
  Dentsply International,
     Inc. ...................       2,334         66,799
  Hospira, Inc.*.............       2,508         82,438
  Intuitive Surgical, Inc.*..         616         88,538
  Medtronic, Inc. ...........      17,607        563,424
  St Jude Medical, Inc.*.....       5,454        182,818
  Stryker Corp. .............       3,740        144,775
  Varian Medical Systems,
     Inc.*...................       1,962         65,472
  Zimmer Holdings, Inc.*.....       3,512        154,493
                                            ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES         2,618,495
                                            ------------
  HEALTH CARE PROVIDERS & SERVICES 1.7%
  Aetna, Inc. ...............       7,138        157,107
  AmerisourceBergen Corp. ...       2,394         80,534
  Cardinal Health, Inc. .....       5,672        191,657
  CIGNA Corp. ...............       4,272         84,201
  Coventry Health Care,
     Inc.*...................       2,334         37,134
  DaVita, Inc.*..............       1,634         75,769
  Express Scripts, Inc.*.....       3,894        249,099
  Humana, Inc.*..............       2,652         76,325
  Laboratory Corp. of America
     Holdings*...............       1,704        109,312
  McKesson Corp. ............       4,306        159,322
  Medco Health Solutions,
     Inc.*...................       7,734        336,816
  Patterson Cos., Inc.*......       1,440         29,462
  Quest Diagnostics, Inc. ...       2,434        124,937
  Tenet Healthcare Corp.*....       6,542         14,720
  UnitedHealth Group, Inc. ..      19,137        450,102
  WellPoint, Inc.*...........       7,848        335,580
                                            ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES         2,512,077
                                            ------------
  HEALTH CARE TECHNOLOGY 0.0%(A)
  IMS Health, Inc. ..........       2,856         35,871
                                            ------------
TOTAL HEALTH CARE TECHNOLOGY                      35,871
                                            ------------
  HOTELS, RESTAURANTS & LEISURE 1.3%
  Carnival Corp. ............       6,894        185,311
  Darden Restaurants, Inc. ..       2,156         79,707
  International Game
     Technology..............       4,654         57,477
  Marriott International,
     Inc. -- Class A.........       4,624        108,941
  McDonald's Corp. ..........      17,533        934,334
  Starbucks Corp.*...........      11,567        167,259
  Starwood Hotels & Resorts
     Worldwide, Inc. ........       2,876         59,993
  Wyndham Worldwide Corp. ...       2,796         32,657
  Wynn Resorts Ltd.*.........       1,048         41,113
  Yum! Brands, Inc. .........       7,242        241,521
                                            ------------
TOTAL HOTELS, RESTAURANTS & LEISURE            1,908,313
                                            ------------
  HOUSEHOLD DURABLES 0.4%
  Black & Decker Corp. ......         944         38,043
  Centex Corp. ..............       1,962         21,464
  D.R. Horton, Inc. .........       4,336         56,585
  Fortune Brands, Inc. ......       2,364         92,929
  Harman International
     Industries, Inc. .......         924         16,807
  KB HOME....................       1,182         21,359
  Leggett & Platt, Inc. .....       2,474         35,527
  Lennar Corp. -- Class A....       2,220         21,623
  Newell Rubbermaid, Inc. ...       4,366         45,625
  Pulte Homes, Inc. .........       3,378         38,881
  Snap-on, Inc. .............         904         30,664
  Stanley Works(The).........       1,242         47,233
  Whirlpool Corp. ...........       1,152         52,024
                                            ------------
TOTAL HOUSEHOLD DURABLES                         518,764
                                            ------------
  HOUSEHOLD PRODUCTS 2.2%
  Clorox Co. ................       2,190        122,750
  Colgate-Palmolive Co. .....       7,898        465,982
  Kimberly-Clark Corp. ......       6,512        320,000
  Procter & Gamble Co. ......      46,142      2,281,260
                                            ------------
TOTAL HOUSEHOLD PRODUCTS                       3,189,992
                                            ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  AES Corp.(The)*............      10,490         74,164
  Constellation Energy Group,
     Inc. ...................       3,134         75,467
  Dynegy, Inc. -- Class A*...       7,972         14,190
                                            ------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                 163,821
                                            ------------
  INDUSTRIAL CONGLOMERATES 1.9%
  3M Co. ....................      10,921        629,050
  General Electric Co. ......     166,249      2,103,050
  Textron, Inc. .............       4,150         44,529
                                            ------------
TOTAL INDUSTRIAL CONGLOMERATES                 2,776,629
                                            ------------
  INSURANCE 1.9%
  AFLAC, Inc. ...............       7,356        212,515
  Allstate Corp. ............       8,444        196,998
  American International
     Group, Inc. ............      42,362         58,460


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Aon Corp. .................       4,306       $181,713
  Assurant, Inc. ............       1,858         45,409
  Chubb Corp. ...............       5,548        216,095
  Cincinnati Financial
     Corp. ..................       2,558         61,264
  Genworth Financial,
     Inc. -- Class A.........       6,820         16,095
  Hartford Financial Services
     Group, Inc. ............       5,116         58,680
  Lincoln National Corp. ....       4,028         45,275
  Loews Corp. ...............       5,682        141,425
  Marsh & McLennan Cos.,
     Inc. ...................       8,106        170,956
  MBIA, Inc.*................       2,692         12,733
  MetLife, Inc. .............      12,873        382,972
  Principal Financial Group,
     Inc. ...................       4,088         66,798
  Progressive Corp.*.........      10,654        162,793
  Prudential Financial,
     Inc. ...................       6,676        192,803
  Torchmark Corp. ...........       1,326         38,892
  Travelers Cos., Inc.(The)..       9,204        378,653
  Unum Group.................       5,210         85,131
  XL Capital, Ltd. -- Class
     A.......................       5,384         51,202
                                            ------------
TOTAL INSURANCE                                2,776,862
                                            ------------
  INTERNET & CATALOG RETAIL 0.3%
  Amazon.com, Inc.*..........       5,056        407,109
  Expedia, Inc.*.............       3,298         44,886
                                            ------------
TOTAL INTERNET & CATALOG RETAIL                  451,995
                                            ------------
  INTERNET SOFTWARE & SERVICES 1.5%
  Akamai Technologies,
     Inc.*...................       2,682         59,058
  eBay, Inc.*................      16,961        279,348
  Google, Inc. -- Class A*...       3,770      1,492,807
  VeriSign, Inc.*............       3,030         62,357
  Yahoo!, Inc.*..............      21,943        313,565
                                            ------------
TOTAL INTERNET SOFTWARE & SERVICES             2,207,135
                                            ------------
  IT SERVICES 0.9%
  Affiliated Computer
     Services, Inc. -- Class
     A*......................       1,540         74,505
  Automatic Data Processing,
     Inc. ...................       7,952        279,910
  Cognizant Technology
     Solutions Corp. -- Class
     A*......................       4,594        113,885
  Computer Sciences Corp.*...       2,384         88,113
  Convergys Corp.*...........       1,922         19,431
  Fidelity National
     Information Services,
     Inc. ...................       3,010         53,729
  Fiserv, Inc.*..............       2,454         91,583
  Mastercard, Inc. -- Class
     A.......................       1,142        209,500
  Paychex, Inc. .............       5,056        136,563
  Total System Services,
     Inc. ...................       3,104         38,707
  Western Union Co. .........      11,176        187,198
                                            ------------
TOTAL IT SERVICES                              1,293,124
                                            ------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co. .........       4,222         12,877
  Hasbro, Inc. ..............       1,952         52,040
  Mattel, Inc. ..............       5,648         84,494
                                            ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS               149,411
                                            ------------
  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Life Technologies Corp.*...       2,742        102,277
  Millipore Corp.*...........         874         51,653
  PerkinElmer, Inc. .........       1,828         26,634
  Thermo Fisher Scientific
     Inc.*...................       6,586        231,037
  Waters Corp.*..............       1,530         67,580
                                            ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES             479,181
                                            ------------
  MACHINERY 1.3%
  Caterpillar, Inc. .........       9,472        337,014
  Cummins, Inc. .............       3,174        107,916
  Danaher Corp. .............       4,008        234,227
  Deere & Co. ...............       6,656        274,626
  Dover Corp. ...............       2,936         90,370
  Eaton Corp. ...............       2,598        113,792
  Flowserve Corp. ...........         884         60,024
  Illinois Tool Works,
     Inc. ...................       6,050        198,440
  Ingersoll-Rand Co.,
     Ltd. -- Class A.........       5,022        109,329
  Manitowoc Co., Inc. .......       2,046         12,174
  PACCAR, Inc. ..............       5,712        202,433
  Pall Corp. ................       1,858         49,070
  Parker-Hannifin Corp. .....       2,528        114,645
                                            ------------
TOTAL MACHINERY                                1,904,060
                                            ------------
  MEDIA 2.2%
  CBS Corp. -- Class B.......      10,694         75,286
  Comcast Corp. -- Class A...      45,352        701,142
  DIRECTV Group, Inc.(The)*..       8,330        206,001
  Gannett Co., Inc. .........       3,596         14,060
  Interpublic Group of Cos.,
     Inc.*...................       7,500         46,950
  McGraw-Hill Cos., Inc. ....       4,952        149,303
  Meredith Corp. ............         566         14,195
  New York Times Co. -- Class
     A.......................       1,838          9,888
  News Corp. -- Class A......      36,202        299,029
  Omnicom Group, Inc. .......       4,892        153,951
  Scripps Networks
     Interactive -- Class A..       1,426         39,129
  Time Warner Cable, Inc. ...       5,548        178,812
  Time Warner, Inc. .........      18,829        411,037
  Viacom, Inc. -- Class B*...       9,552        183,781
  Walt Disney Co.(The).......      29,225        640,028
  Washington Post
     Co. -- Class B..........          94         39,347
                                            ------------
TOTAL MEDIA                                    3,161,939
                                            ------------
  METALS & MINING 0.7%
  AK Steel Holding Corp. ....       1,748         22,742
  Alcoa, Inc. ...............      14,965        135,733
  Allegheny Technologies,
     Inc. ...................       1,540         50,404
  Freeport-McMoRan Copper &
     Gold, Inc. .............       6,482        276,457
  Newmont Mining Corp. ......       7,704        310,009
  Nucor Corp. ...............       4,942        201,090
  Titanium Metals Corp. .....       1,336          9,071
  United States Steel
     Corp. ..................       2,218         58,888
                                            ------------
TOTAL METALS & MINING                          1,064,394
                                            ------------
  MULTI-UTILITIES 1.2%
  Ameren Corp. ..............       3,348         77,071
  CenterPoint Energy, Inc. ..       5,474         58,243
  CMS Energy Corp. ..........       3,566         42,863
  Consolidated Edison,
     Inc. ...................       4,306        159,882
  Dominion Resources, Inc. ..       9,184        276,989
  DTE Energy Co. ............       2,568         75,936
  Integrys Energy Group,
     Inc. ...................       1,202         31,745
  NiSource, Inc. ............       4,316         47,433
  PG&E Corp. ................       5,762        213,885
  Public Service Enterprise
     Group, Inc. ............       7,962        237,586
  SCANA Corp. ...............       1,902         57,478
  Sempra Energy..............       3,830        176,257
  TECO Energy, Inc. .........       3,358         35,561
  Wisconsin Energy Corp. ....       1,838         73,447
  Xcel Energy, Inc. .........       7,158        131,994
                                            ------------
TOTAL MULTI-UTILITIES                          1,696,370
                                            ------------


See Notes to Financial Statements.

 20


RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTILINE RETAIL 0.8%
  Big Lots, Inc.*............       1,286        $35,545
  Family Dollar Stores,
     Inc. ...................       2,200         73,018
  J.C. Penney Co., Inc. .....       3,502        107,476
  Kohl's Corp.*..............       4,798        217,589
  Macy's, Inc. ..............       6,616         90,507
  Nordstrom, Inc. ...........       2,508         56,756
  Sears Holdings Corp.*......         864         53,974
  Target Corp. ..............      11,845        488,725
                                            ------------
TOTAL MULTILINE RETAIL                         1,123,590
                                            ------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ...............      13,619         83,212
                                            ------------
TOTAL OFFICE ELECTRONICS                          83,212
                                            ------------
  OIL, GAS & CONSUMABLE FUELS 8.8%
  Anadarko Petroleum Corp. ..       7,242        311,841
  Apache Corp. ..............       5,270        383,972
  Cabot Oil & Gas Corp. .....       1,624         49,029
  Chesapeake Energy Corp. ...       8,846        174,355
  Chevron Corp. .............      31,559      2,086,050
  ConocoPhillips.............      23,299        955,259
  CONSOL Energy, Inc. .......       2,846         89,023
  Denbury Resources, Inc.*...       3,914         63,720
  Devon Energy Corp. ........       6,994        362,639
  El Paso Corp. .............      11,001         75,907
  EOG Resources, Inc. .......       3,934        249,730
  Exxon Mobil Corp. .........      77,795      5,186,593
  Hess Corp. ................       4,460        244,363
  Marathon Oil Corp. ........      11,136        330,739
  Massey Energy Co. .........       1,346         21,415
  Murphy Oil Corp. ..........       3,000        143,130
  Noble Energy, Inc. ........       2,722        154,473
  Occidental Petroleum
     Corp. ..................      12,749        717,641
  Peabody Energy Corp. ......       4,212        111,155
  Pioneer Natural Resources
     Co. ....................       1,818         42,032
  Range Resources Corp. .....       2,464         98,486
  Southwestern Energy Co.*...       5,414        194,146
  Spectra Energy Corp. ......      10,128        146,856
  Sunoco, Inc. ..............       1,838         48,725
  Tesoro Corp. ..............       2,186         33,336
  Valero Energy Corp. .......       8,126        161,220
  Williams Cos., Inc. .......       9,114        128,507
  XTO Energy, Inc. ..........       9,124        316,238
                                            ------------
TOTAL OIL, GAS & CONSUMABLE FUELS             12,880,580
                                            ------------
  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ...       6,730         85,202
  MeadWestvaco Corp. ........       2,692         42,157
  Weyerhaeuser Co. ..........       3,328        117,345
                                            ------------
TOTAL PAPER & FOREST PRODUCTS                    244,704
                                            ------------
  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc. .......       6,710        152,720
  Estee Lauder Cos.,
     Inc -- Class A..........       1,828         54,657
                                            ------------
TOTAL PERSONAL PRODUCTS                          207,377
                                            ------------
  PHARMACEUTICALS 5.9%
  Abbott Laboratories........      24,327      1,018,085
  Allergan, Inc. ............       4,838        225,741
  Bristol-Myers Squibb Co. ..      31,167        598,406
  Eli Lilly & Co. ...........      15,913        523,856
  Forest Laboratories,
     Inc.*...................       4,748        102,984
  Johnson & Johnson, Inc. ...      43,544      2,279,964
  King Pharmaceuticals,
     Inc.*...................       3,884         30,606
  Merck & Co., Inc. .........      33,179        804,259
  Mylan Inc.*................       4,798         63,574
  Pfizer, Inc. ..............     106,185      1,418,632
  Schering-Plough Corp. .....      25,599        589,289
  Watson Pharmaceuticals,
     Inc.*...................       1,644         50,865
  Wyeth......................      20,965        888,916
                                            ------------
TOTAL PHARMACEUTICALS                          8,595,177
                                            ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.8%
  Apartment Investment &
     Management Co. -- Class
     A.......................       1,848         13,490
  AvalonBay Communities,
     Inc. ...................       1,262         71,694
  Boston Properties, Inc. ...       1,912         94,491
  Equity Residential.........       4,296         98,336
  HCP, Inc. .................       3,998         87,756
  Health Care REIT, Inc. ....       1,738         59,214
  Host Hotels & Resorts,
     Inc. ...................       9,308         71,579
  Kimco Realty Corp. ........       4,902         58,922
  Plum Creek Timber Co.,
     Inc. ...................       2,598         89,683
  ProLogis...................       6,606         60,181
  Public Storage, Inc. ......       1,972        131,848
  Simon Property Group,
     Inc. ...................       3,964        204,542
  Ventas, Inc. ..............       2,464         70,569
  Vornado Realty Trust.......       2,424        118,509
                                            ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                      1,230,814
                                            ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%(A)
  CB Richard Ellis Group,
     Inc. -- Class A*........       3,536         26,520
                                            ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                     26,520
                                            ------------
  ROAD & RAIL 0.7%
  Burlington Northern Santa
     Fe Corp. ...............       4,386        295,967
  CSX Corp. .................       6,288        186,062
  Norfolk Southern Corp. ....       5,772        205,945
  Ryder System, Inc. ........         874         24,201
  Union Pacific Corp. .......       7,922        389,287
                                            ------------
TOTAL ROAD & RAIL                              1,101,462
                                            ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Advanced Micro Devices,
     Inc.*...................       8,806         31,790
  Altera Corp. ..............       4,614         75,254
  Analog Devices, Inc. ......       4,590         97,675
  Applied Materials, Inc. ...      20,925        255,494
  Broadcom Corp. -- Class
     A*......................       6,696        155,280
  Intel Corp. ...............      87,554      1,381,602
  KLA-Tencor Corp. ..........       2,672         74,121
  Linear Technology Corp. ...       3,492         76,056
  LSI Corp.*.................      10,202         39,176
  MEMC Electronic Materials,
     Inc.*...................       3,522         57,057
  Microchip Technology,
     Inc. ...................       2,866         65,918
  Micron Technology, Inc.*...      12,973         63,308
  National Semiconductor
     Corp. ..................       3,070         37,976
  Novellus Systems, Inc.*....       1,530         27,632
  NVIDIA Corp.*..............       8,454         97,052
  Teradyne, Inc.*............       2,722         16,169
  Texas Instruments, Inc. ...      20,101        363,024
  Xilinx, Inc. ..............       4,316         88,219
                                            ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                    3,002,803
                                            ------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                                  MARKET
                                   SHARES          VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  SOFTWARE 3.3%
  Adobe Systems, Inc.*.......       8,250       $225,637
  Autodesk, Inc.*............       3,556         70,907
  BMC Software, Inc.*........       2,906        100,751

  CA, Inc. ..................       6,214        107,192
  Citrix Systems, Inc.*......       2,836         80,911
  Compuware Corp.*...........       3,884         29,052
  Electronic Arts, Inc.*.....       5,066        103,093
  Intuit, Inc.*..............       5,056        116,945
  McAfee, Inc.*..............       2,424         90,997
  Microsoft Corp. ...........     120,365      2,438,595
  Novell, Inc.*..............       5,424         20,394
  Oracle Corp. ..............      60,371      1,167,575
  Salesforce.com, Inc.*......       1,664         71,236
  Symantec Corp.*............      12,923        222,922
                                            ------------
TOTAL SOFTWARE                                 4,846,207
                                            ------------
  SPECIALTY RETAIL 1.8%
  Abercrombie & Fitch
     Co. -- Class A..........       1,376         37,235
  AutoNation, Inc.*..........       1,704         30,178
  AutoZone, Inc.*............         596         99,168
  Bed Bath & Beyond, Inc.*...       4,088        124,357
  Best Buy Co., Inc. ........       5,340        204,949
  GameStop Corp. -- Class
     A*......................       2,578         77,753
  Gap, Inc.(The).............       7,336        114,001
  Home Depot, Inc. ..........      26,697        702,665
  Limited Brands, Inc. ......       4,262         48,672
  Lowe's Cos., Inc. .........      23,071        496,027
  O'Reilly Automotive,
     Inc.*...................       2,126         82,595
  Office Depot, Inc.*........       4,326         11,204
  RadioShack Corp. ..........       1,972         27,766
  Sherwin-Williams Co.(The)..       1,550         87,792
  Staples, Inc. .............      11,229        231,542
  Tiffany & Co. .............       1,942         56,201
  TJX Cos., Inc. ............       6,556        183,371
                                            ------------
TOTAL SPECIALTY RETAIL                         2,615,476
                                            ------------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Coach, Inc.*...............       5,056        123,872
  NIKE, Inc. -- Class B......       6,100        320,067
  Polo Ralph Lauren Corp. ...         884         47,595
  V.F. Corp. ................       1,386         82,148
                                            ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS           573,682
                                            ------------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp,
     Inc. ...................       8,220        103,243
  People's United Financial,
     Inc. ...................       5,484         85,660
                                            ------------
TOTAL THRIFTS & MORTGAGE FINANCE                 188,903
                                            ------------
  TOBACCO 1.3%
  Altria Group, Inc. ........      32,523        531,101
  Lorillard, Inc. ...........       2,642        166,789
  Philip Morris
     International, Inc. ....      31,549      1,142,074
  Reynolds American, Inc. ...       2,662        101,103
                                            ------------
TOTAL TOBACCO                                  1,941,067
                                            ------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. ..............       2,036         78,101
  W.W. Grainger, Inc. .......         998         83,712
                                            ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS           161,813
                                            ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower
     Corp. -- Class A*.......       6,248        198,437
  Sprint Nextel Corp.*.......      45,098        196,627
                                            ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        395,064
                                            ------------
TOTAL COMMON STOCKS
  (Cost $118,825,878)                        119,416,616
                                            ------------


                                     FACE
                                   AMOUNT
--------------------------------------------------------
REPURCHASE AGREEMENTS 6.0%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at
     $8,806,022 on 05/01/09
     collateralized by
     $8,640,000 FNMA at
     4.750% due 03/12/10 with
     a value of $8,984,736...  $8,806,000      8,806,000
                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,806,000)                            8,806,000
                                            ------------
TOTAL INVESTMENTS 87.4%
  (Cost $127,631,878)                        128,222,616
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--12.6%                          18,555,829
                                            ------------
NET ASSETS--100.0%                          $146,778,445
--------------------------------------------------------


                                              UNREALIZED
                                CONTRACTS           GAIN
--------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2009 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $127,977,000)...........       2,942    $18,519,551
                                            ------------


                                    UNITS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Goldman Sachs International
     May 2009
     S&P 500 Index Swap,
     Terminating 05/07/09
     (Notional Market Value
     $45,877,407)**..........      52,563     $1,907,462
--------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

 22


RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                      FACE         MARKET
                                    AMOUNT          VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS 73.0%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at
     $71,173,178 on 05/01/09
     collateralized by
     $69,815,000 FNMA at
     4.750% due 03/12/10 with
     a value of $72,600,619..  $71,173,000    $71,173,000
                                             ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $71,173,000)                           71,173,000
                                             ------------
TOTAL INVESTMENTS 73.0%
  (Cost $71,173,000)                           71,173,000
                                             ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--27.0%                           26,380,695
                                             ------------
NET ASSETS--100.0%                            $97,553,695
---------------------------------------------------------


                                               UNREALIZED
                                 CONTRACTS           LOSS
---------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2009 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $36,279,000)............          834    $(3,459,275)
                                             ------------


                                     UNITS
---------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Goldman Sachs International
     May 2009
     S&P 500 Index Swap,
     Terminating 05/07/09
     (Notional Market
     Value $158,256,024)*....      181,318    $(7,472,482)
---------------------------------------------------------



   * Price return based on S&P 500 Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 83.9%
  AEROSPACE & DEFENSE 0.4%
  Alliant Techsystems, Inc.*..        410       $32,657
  BE Aerospace, Inc.*.........      1,270        13,703
                                            -----------
TOTAL AEROSPACE & DEFENSE                        46,360
                                            -----------
  AIRLINES 0.3%
  Airtran Holdings, Inc.*.....      1,500        10,425
  Alaska Air Group, Inc.*.....        460         7,719
  JetBlue Airways Corp.*......      2,310        11,388
                                            -----------
TOTAL AIRLINES                                   29,532
                                            -----------
  AUTO COMPONENTS 0.6%
  BorgWarner, Inc. ...........      1,450        41,978
  Gentex Corp. ...............      1,730        23,130
                                            -----------
TOTAL AUTO COMPONENTS                            65,108
                                            -----------
  AUTOMOBILES 0.1%
  Thor Industries, Inc. ......        450        10,346
                                            -----------
TOTAL AUTOMOBILES                                10,346
                                            -----------
  BEVERAGES 0.5%
  Hansen Natural Corp.*.......        910        37,092
  PepsiAmericas, Inc. ........        720        17,690
                                            -----------
TOTAL BEVERAGES                                  54,782
                                            -----------
  BIOTECHNOLOGY 1.1%
  OSI Pharmaceuticals, Inc.*..        730        24,506
  United Therapeutics Corp.*..        290        18,215
  Vertex Pharmaceuticals,
     Inc.*....................      2,170        66,879
                                            -----------
TOTAL BIOTECHNOLOGY                             109,600
                                            -----------
  BUILDING PRODUCTS 0.2%
  Lennox International,
     Inc. ....................        590        18,815
                                            -----------
TOTAL BUILDING PRODUCTS                          18,815
                                            -----------
  CAPITAL MARKETS 1.7%
  Affiliated Managers Group,
     Inc.*....................        520        29,562
  Apollo Investment Corp. ....      1,790         8,592
  Eaton Vance Corp. ..........      1,470        40,234
  Jefferies Group, Inc. ......      1,540        30,138
  Raymond James Financial,
     Inc. ....................      1,230        19,299
  SEI Investments Co. ........      1,680        23,570
  Waddell & Reed Financial,
     Inc. -- Class A..........      1,070        23,978
                                            -----------
TOTAL CAPITAL MARKETS                           175,373
                                            -----------
  CHEMICALS 3.2%
  Airgas, Inc. ...............      1,020        43,982
  Albemarle Corp. ............      1,150        30,843
  Ashland, Inc. ..............        830        18,227
  Cabot Corp. ................        820        11,972
  Cytec Industries, Inc. .....        590        11,717
  FMC Corp. ..................        910        44,344
  Lubrizol Corp. .............        850        36,737
  Minerals Technologies,
     Inc. ....................        230         8,554
  Olin Corp. .................        970        12,222
  RPM International, Inc. ....      1,610        22,250
  Scotts Miracle-Gro
     Co.(The) -- Class A......        550        18,574
  Sensient Technologies
     Corp. ...................        610        14,262
  Terra Industries, Inc. .....      1,250        33,125
  Valspar Corp. ..............      1,260        30,240
                                            -----------
TOTAL CHEMICALS                                 337,049
                                            -----------
  COMMERCIAL BANKS 3.1%
  Associated Banc-Corp. ......      1,610        24,907
  Bancorpsouth, Inc. .........        910        21,158
  Bank of Hawaii Corp. .......        600        21,084
  Cathay General Bancorp......        620         6,956
  City National Corp. ........        510        18,666
  Colonial BancGroup, Inc. ...      2,540         1,930
  Commerce Bancshares
     Inc/Kansas City MO.......        830        27,473
  Cullen/Frost Bankers,
     Inc. ....................        750        35,317
  FirstMerit Corp. ...........      1,020        19,798
  Fulton Financial Corp. .....      2,200        14,542
  International Bancshares
     Corp. ...................        640         8,646
  PacWest Bancorp.............        310         4,517
  SVB Financial Group*........        410         8,512
  Synovus Financial Corp. ....      3,530        11,402
  TCF Financial Corp. ........      1,410        19,613
  Trustmark Corp. ............        610        13,261
  Valley National Bancorp.....      1,700        24,599
  Webster Financial Corp. ....        660         3,452
  Westamerica Bancorp.........        360        19,307
  Wilmington Trust Corp. .....        870        12,624
                                            -----------
TOTAL COMMERCIAL BANKS                          317,764
                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 2.7%
  Brink's Co.(The)............        510        14,459
  Clean Harbors, Inc.*........        250        12,525
  Copart, Inc.*...............        790        24,798
  Corporate Executive Board
     Co.(The).................        430         7,430
  Corrections Corp. of
     America*.................      1,510        21,336
  Deluxe Corp. ...............        640         9,280
  FTI Consulting, Inc.*.......        640        35,123
  Herman Miller, Inc. ........        670         9,963
  HNI Corp. ..................        560         8,680
  Kelly Services,
     Inc. -- Class A..........        340         3,862
  Korn/Ferry International*...        560         5,930
  Manpower, Inc. .............        980        42,228
  Mine Safety Appliances
     Co. .....................        370         9,121
  MPS Group, Inc.*............      1,140         9,166
  Navigant Consulting, Inc.*..        590         8,679
  Rollins, Inc. ..............        520         9,360
  Waste Connections, Inc.*....      1,000        25,780
  Watson Wyatt Worldwide,
     Inc. -- Class A..........        530        28,117
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            285,837
                                            -----------
  COMMUNICATIONS EQUIPMENT 1.4%
  3Com Corp.*.................      4,860        19,683
  ADC Telecommunications,
     Inc.*....................      1,210         8,906
  Adtran, Inc. ...............        690        14,593
  Avocent Corp.*..............        570         8,231
  CommScope, Inc.*............        910        22,841
  F5 Networks, Inc.*..........      1,000        27,270
  Palm, Inc.*.................      1,680        17,623
  Plantronics, Inc. ..........        610         7,771
  Polycom, Inc.*..............      1,050        19,572
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                  146,490
                                            -----------
  COMPUTERS & PERIPHERALS 1.1%
  Diebold, Inc. ..............        830        21,937
  Imation Corp. ..............        380         3,800
  NCR Corp.*..................      1,990        20,198
  Western Digital Corp.*......      2,790        65,621
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                   111,556
                                            -----------


See Notes to Financial Statements.

 24


RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  CONSTRUCTION & ENGINEERING 2.1%
  Aecom Technology Corp.*.....      1,140       $29,332
  Dycom Industries, Inc.*.....        500         4,210
  Granite Construction,
     Inc. ....................        410        16,175
  KBR, Inc. ..................      2,030        31,709
  Quanta Services, Inc.*......      2,450        55,688
  Shaw Group, Inc.(The)*......      1,050        35,206
  URS Corp.*..................      1,070        47,144
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                219,464
                                            -----------
  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials,
     Inc. ....................        520        43,696
                                            -----------
TOTAL CONSTRUCTION MATERIALS                     43,696
                                            -----------
  CONSUMER FINANCE 0.2%
  AmeriCredit Corp.*..........      1,650        16,781
                                            -----------
TOTAL CONSUMER FINANCE                           16,781
                                            -----------
  CONTAINERS & PACKAGING 1.1%
  AptarGroup, Inc. ...........        850        26,376
  Greif, Inc. -- Class A......        430        19,466
  Packaging Corp. of America..      1,290        20,472
  Sonoco Products Co. ........      1,250        30,512
  Temple-Inland, Inc. ........      1,340        16,000
                                            -----------
TOTAL CONTAINERS & PACKAGING                    112,826
                                            -----------
  DISTRIBUTORS 0.3%
  LKQ Corp.*..................      1,760        29,885
                                            -----------
TOTAL DISTRIBUTORS                               29,885
                                            -----------
  DIVERSIFIED CONSUMER SERVICES 2.0%
  Brink's Home Security
     Holdings, Inc.*..........        510        13,556
  Career Education Corp.*.....        920        20,277
  Corinthian Colleges, Inc.*..      1,080        16,632
  DeVry, Inc. ................        770        32,771
  ITT Educational Services,
     Inc.*....................        390        39,300
  Matthews International
     Corp. -- Class A.........        390        12,215
  Regis Corp. ................        540        10,336
  Service Corp.
     International............      3,210        14,541
  Sotheby's...................        840         9,752
  Strayer Education, Inc. ....        180        34,094
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES             203,474
                                            -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*......      2,860         7,979
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                        7,979
                                            -----------
  ELECTRIC UTILITIES 1.5%
  Cleco Corp. ................        760        16,028
  DPL, Inc. ..................      1,460        32,748
  Great Plains Energy, Inc. ..      1,500        21,705
  Hawaiian Electric
     Industries, Inc. ........      1,140        17,716
  IDACORP, Inc. ..............        590        14,142
  NV Energy, Inc. ............      2,940        30,135
  Westar Energy, Inc. ........      1,360        23,841
                                            -----------
TOTAL ELECTRIC UTILITIES                        156,315
                                            -----------
  ELECTRICAL EQUIPMENT 1.5%
  AMETEK, Inc. ...............      1,340        43,162
  Hubbell, Inc. -- Class B....        710        23,572
  Roper Industries, Inc. .....      1,130        51,517
  Thomas & Betts Corp.*.......        670        20,850
  Woodward Governor Co. ......        690        13,772
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      152,873
                                            -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Arrow Electronics, Inc.*....      1,500        34,110
  Avnet, Inc.*................      1,880        41,153
  Ingram Micro, Inc. -- Class
     A*.......................      2,030        29,475
  Itron, Inc.*................        460        21,160
  National Instruments
     Corp. ...................        700        15,428
  Tech Data Corp.*............        630        18,138
  Trimble Navigation, Ltd.*...      1,500        32,160
  Vishay Intertechnology,
     Inc.*....................      2,340        13,736
                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS        205,360
                                            -----------
  ENERGY EQUIPMENT & SERVICES 2.8%
  Exterran Holdings, Inc.*....        770        15,901
  FMC Technologies, Inc.*.....      1,580        54,083
  Helix Energy Solutions
     Group, Inc.*.............      1,240        11,272
  Helmerich & Payne, Inc. ....      1,320        40,682
  Oceaneering International,
     Inc.*....................        690        31,443
  Patterson-UTI Energy,
     Inc. ....................      1,920        24,403
  Pride International, Inc.*..      2,180        49,486
  Superior Energy Services,
     Inc.*....................        980        18,826
  Tidewater, Inc. ............        650        28,113
  Unit Corp.*.................        590        16,101
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES               290,310
                                            -----------
  FOOD & STAPLES RETAILING 0.3%
  BJ's Wholesale Club, Inc.*..        690        23,005
  Ruddick Corp. ..............        490        12,573
                                            -----------
TOTAL FOOD & STAPLES RETAILING                   35,578
                                            -----------
  FOOD PRODUCTS 1.1%
  Corn Products International,
     Inc. ....................        940        22,466
  Flowers Foods, Inc. ........        990        22,869
  Lancaster Colony Corp. .....        250        10,950
  Ralcorp Holdings, Inc.*.....        710        40,584
  Smithfield Foods, Inc.*.....      1,490        12,874
  Tootsie Roll Industries,
     Inc. ....................        330         8,035
                                            -----------
TOTAL FOOD PRODUCTS                             117,778
                                            -----------
  GAS UTILITIES 1.7%
  AGL Resources, Inc. ........        970        30,235
  Energen Corp. ..............        900        32,508
  National Fuel Gas Co. ......      1,000        32,710
  Oneok, Inc. ................      1,320        34,545
  UGI Corp. ..................      1,360        31,198
  WGL Holdings, Inc. .........        630        19,618
                                            -----------
TOTAL GAS UTILITIES                             180,814
                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.4%
  Beckman Coulter, Inc. ......        790        41,522
  Edwards Lifesciences
     Corp.*...................        700        44,366
  Gen-Probe, Inc.*............        660        31,786
  Hill-Rom Holdings, Inc. ....        790        10,254
  Hologic, Inc.*..............      3,220        47,849
  Idexx Laboratories, Inc.*...        740        29,082
  Immucor, Inc.*..............        880        14,335
  Kinetic Concepts, Inc.*.....        690        17,084
  Masimo Corp.*...............        610        17,629
  ResMed, Inc.*...............        950        36,528
  STERIS Corp. ...............        730        17,593


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Teleflex, Inc. .............        500       $21,490
  Thoratec Corp.*.............        710        20,633
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          350,151
                                            -----------
  HEALTH CARE PROVIDERS & SERVICES 2.7%
  Community Health Systems,
     Inc.*....................      1,150        26,266
  Health Management
     Associates, Inc. -- Class
     A*.......................      3,100        14,477
  Health Net, Inc.*...........      1,300        18,772
  Henry Schein, Inc.*.........      1,120        45,965
  Kindred Healthcare, Inc.*...        380         4,948
  LifePoint Hospitals, Inc.*..        650        16,802
  Lincare Holdings, Inc.*.....        930        22,441
  Omnicare, Inc. .............      1,310        33,680
  Owens & Minor, Inc. ........        520        18,034
  Psychiatric Solutions,
     Inc.*....................        700        13,573
  Universal Health Services,
     Inc. -- Class B..........        620        31,248
  VCA Antech, Inc.*...........      1,060        26,521
  WellCare Health Plans,
     Inc.*....................        530         7,955
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          280,682
                                            -----------
  HEALTH CARE TECHNOLOGY 0.4%
  Cerner Corp.*...............        850        45,730
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                     45,730
                                            -----------
  HOTELS, RESTAURANTS & LEISURE 1.6%
  Bob Evans Farms, Inc. ......        390         9,457
  Boyd Gaming Corp. ..........        710         6,525
  Brinker International,
     Inc. ....................      1,280        22,682
  Cheesecake Factory,
     Inc.(The)*...............        750        13,027
  Chipotle Mexican Grill,
     Inc. -- Class A*.........        410        33,247
  International Speedway
     Corp. -- Class A.........        350         8,288
  Life Time Fitness, Inc.*....        440         8,254
  Panera Bread Co. -- Class
     A*.......................        390        21,844
  Scientific Games
     Corp. -- Class A*........        820        14,342
  Wendy's/Arby's Group, Inc.-
     Class A..................      5,250        26,250
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE             163,916
                                            -----------
  HOUSEHOLD DURABLES 1.5%
  American Greetings
     Corp. -- Class A.........        570         4,474
  Blyth, Inc. ................         80         3,526
  MDC Holdings, Inc. .........        460        15,723
  Mohawk Industries, Inc.*....        700        33,117
  NVR, Inc.*..................         70        35,376
  Ryland Group, Inc. .........        540        11,183
  Toll Brothers, Inc.*........      1,630        33,024
  Tupperware Brands Corp. ....        790        19,774
                                            -----------
TOTAL HOUSEHOLD DURABLES                        156,197
                                            -----------
  HOUSEHOLD PRODUCTS 0.9%
  Church & Dwight Co., Inc. ..        880        47,881
  Energizer Holdings, Inc.*...        730        41,829
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                         89,710
                                            -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. ..........        490         9,741
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                  9,741
                                            -----------
  INDUSTRIAL CONGLOMERATES 0.2%
  Carlisle Cos., Inc. ........        770        17,517
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                   17,517
                                            -----------
  INSURANCE 4.0%
  American Financial Group,
     Inc. ....................        940        16,525
  Arthur J. Gallagher & Co. ..      1,210        27,201
  Brown & Brown, Inc. ........      1,460        28,412
  Everest Re Group, Ltd. .....        770        57,473
  Fidelity National Financial,
     Inc. -- Class A..........      2,900        52,577
  First American Corp. .......      1,170        32,854
  Hanover Insurance Group,
     Inc.(The)................        640        19,187
  HCC Insurance Holdings,
     Inc. ....................      1,430        34,206
  Horace Mann Educators
     Corp. ...................        490         4,302
  Mercury General Corp. ......        450        15,201
  Old Republic International
     Corp. ...................      2,950        27,641
  Protective Life Corp. ......        880         7,542
  Reinsurance Group of
     America, Inc. ...........        910        28,929
  StanCorp Financial Group,
     Inc. ....................        610        16,732
  Unitrin, Inc. ..............        620        10,540
  W.R. Berkley Corp. .........      1,740        41,603
                                            -----------
TOTAL INSURANCE                                 420,925
                                            -----------
  INTERNET & CATALOG RETAIL 0.7%
  NetFlix, Inc.*..............        520        23,561
  Priceline.com, Inc.*........        510        49,516
                                            -----------
TOTAL INTERNET & CATALOG RETAIL                  73,077
                                            -----------
  INTERNET SOFTWARE & SERVICES 0.3%
  Digital River, Inc.*........        460        17,673
  ValueClick, Inc.*...........      1,090        11,554
                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES               29,227
                                            -----------
  IT SERVICES 2.9%
  Acxiom Corp. ...............        860         8,299
  Alliance Data Systems
     Corp.*...................        750        31,402
  Broadridge Financial
     Solutions, Inc. .........      1,760        34,056
  DST Systems, Inc.*..........        510        18,447
  Gartner, Inc.*..............        740         9,997
  Global Payments, Inc. ......      1,010        32,381
  Hewitt Associates, Inc.-
     Class A*.................      1,050        32,928
  Lender Processing Services,
     Inc. ....................      1,050        30,093
  Mantech International
     Corp. -- Class A*........        260         9,409
  Metavante Technologies,
     Inc.*....................      1,130        26,657
  NeuStar, Inc. -- Class A*...        930        17,679
  SAIC, Inc.*.................      2,550        46,155
  SRA International,
     Inc. -- Class A*.........        530         8,157
                                            -----------
TOTAL IT SERVICES                               305,660
                                            -----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Callaway Golf Co. ..........        810         6,116
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                6,116
                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 1.6%
  Affymetrix, Inc.*...........        890         4,174
  Bio-Rad Laboratories,
     Inc. -- Class A*.........        240        16,726
  Charles River Laboratories
     International, Inc.*.....        840        23,226
  Covance, Inc.*..............        800        31,424
  Mettler Toledo
     International, Inc.*.....        420        25,885
  Pharmaceutical Product
     Development, Inc. .......      1,480        29,023
  Techne Corp. ...............        470        26,893
  Varian, Inc.*...............        360        11,887
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            169,238
                                            -----------
  MACHINERY 3.9%
  AGCO Corp.*.................      1,150        27,945
  Bucyrus International,
     Inc. -- Class A..........        940        20,407


See Notes to Financial Statements.

 26


RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Crane Co. ..................        590       $13,623
  Donaldson Co., Inc. ........        970        32,000
  Federal Signal Corp. .......        590         4,584
  Graco, Inc. ................        750        17,693
  Harsco Corp. ...............      1,010        27,825
  IDEX Corp. .................      1,010        25,503
  Joy Global, Inc. ...........      1,280        32,640
  Kennametal, Inc. ...........        920        18,814
  Lincoln Electric Holdings,
     Inc. ....................        530        23,601
  Nordson Corp. ..............        420        15,238
  Oshkosh Corp. ..............        930         8,928
  Pentair, Inc. ..............      1,230        32,767
  SPX Corp. ..................        620        28,625
  Terex Corp.*................      1,190        16,422
  Timken Co. .................      1,070        17,206
  Trinity Industries, Inc. ...      1,000        14,610
  Wabtec Corp. ...............        600        22,884
                                            -----------
TOTAL MACHINERY                                 401,315
                                            -----------
  MARINE 0.1%
  Alexander & Baldwin, Inc. ..        520        13,853
                                            -----------
TOTAL MARINE                                     13,853
                                            -----------
  MEDIA 0.8%
  DreamWorks Animation SKG,
     Inc. -- Class A*.........        960        23,050
  Harte-Hanks, Inc. ..........        480         3,965
  John Wiley & Sons,
     Inc. -- Class A..........        530        17,967
  Lamar Advertising
     Co. -- Class A*..........        950        16,055
  Marvel Entertainment,
     Inc.*....................        610        18,202
  Scholastic Corp. ...........        330         6,511
                                            -----------
TOTAL MEDIA                                      85,750
                                            -----------
  METALS & MINING 1.2%
  Carpenter Technology
     Corp. ...................        550        11,369
  Cliffs Natural Resources,
     Inc. ....................      1,430        32,976
  Commercial Metals Co. ......      1,410        20,981
  Reliance Steel & Aluminum
     Co. .....................        800        28,184
  Steel Dynamics, Inc. .......      2,030        25,273
  Worthington Industries,
     Inc. ....................        750        11,175
                                            -----------
TOTAL METALS & MINING                           129,958
                                            -----------
  MULTI-UTILITIES 1.7%
  Alliant Energy Corp. .......      1,390        31,080
  MDU Resources Group, Inc. ..      2,310        40,587
  NSTAR.......................      1,340        42,090
  OGE Energy Corp. ...........      1,190        30,595
  PNM Resources, Inc. ........      1,090         9,287
  Vectren Corp. ..............      1,020        22,613
                                            -----------
TOTAL MULTI-UTILITIES                           176,252
                                            -----------
  MULTILINE RETAIL 0.6%
  99 Cents Only Stores*.......        590         6,337
  Dollar Tree, Inc.*..........      1,140        48,267
  Saks, Inc.*.................      1,780         9,274
                                            -----------
TOTAL MULTILINE RETAIL                           63,878
                                            -----------
  OFFICE ELECTRONICS 0.2%
  Zebra Technologies
     Corp. -- Class A*........        760        16,150
                                            -----------
TOTAL OFFICE ELECTRONICS                         16,150
                                            -----------
  OIL, GAS & CONSUMABLE FUELS 2.7%
  Arch Coal, Inc. ............      1,790        25,006
  Bill Barrett Corp.*.........        460        11,951
  Cimarex Energy Co. .........      1,050        28,245
  Comstock Resources, Inc.*...        580        19,987
  Encore Acquisition Co.*.....        650        18,973
  Forest Oil Corp.*...........      1,220        19,520
  Frontier Oil Corp. .........      1,300        16,523
  Mariner Energy, Inc.*.......      1,130        12,859
  Newfield Exploration Co.*...      1,670        52,071
  Overseas Shipholding Group,
     Inc. ....................        300         8,613
  Patriot Coal Corp.*.........        800         5,040
  Plains Exploration &
     Production Co.*..........      1,500        28,305
  Quicksilver Resources,
     Inc.*....................      1,420        11,545
  Southern Union Co. .........      1,560        24,820
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS               283,458
                                            -----------
  PAPER & FOREST PRODUCTS 0.0%(A)
  Louisiana-Pacific Corp. ....      1,150         4,681
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                     4,681
                                            -----------
  PERSONAL PRODUCTS 0.4%
  Alberto-Culver Co. .........      1,070        23,850
  NBTY, Inc.*.................        690        17,878
                                            -----------
TOTAL PERSONAL PRODUCTS                          41,728
                                            -----------
  PHARMACEUTICALS 0.9%
  Endo Pharmaceuticals
     Holdings, Inc.*..........      1,470        24,314
  Medicis Pharmaceutical
     Corp. -- Class A.........        710        11,410
  Perrigo Co. ................        970        25,142
  Sepracor, Inc.*.............      1,370        19,467
  Valeant Pharmaceuticals
     International*...........      1,030        17,263
                                            -----------
TOTAL PHARMACEUTICALS                            97,596
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.1%
  Alexandria Real Estate
     Equities, Inc. ..........        490        17,875
  AMB Property Corp. .........      1,750        33,407
  BRE Properties, Inc. .......        640        15,725
  Camden Property Trust.......        670        18,177
  Corporate Office Properties
     Trust....................        650        19,864
  Cousins Properties, Inc. ...        550         4,648
  Duke Realty Corp. ..........      2,690        26,281
  Equity One, Inc. ...........        450         6,696
  Essex Property Trust,
     Inc. ....................        340        21,587
  Federal Realty Investment
     Trust....................        740        40,848
  Highwoods Properties,
     Inc. ....................        800        19,192
  Hospitality Properties
     Trust....................      1,180        14,443
  Liberty Property Trust......      1,270        30,912
  Macerich Co.(The)...........        970        17,004
  Mack-Cali Realty Corp. .....        830        22,294
  Nationwide Health
     Properties, Inc. ........      1,290        31,850
  Omega Healthcare Investors,
     Inc. ....................      1,030        16,192
  Potlatch Corp. .............        500        14,705
  Rayonier, Inc. .............        990        38,234
  Realty Income Corp. ........      1,310        29,252
  Regency Centers Corp. ......        990        37,075
  SL Green Realty Corp. ......        720        12,715
  UDR, Inc. ..................      1,870        18,831
  Weingarten Realty
     Investors................      1,290        20,047
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                       527,854
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Jones Lang LaSalle, Inc. ...        430        13,876
                                            -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                    13,876
                                            -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  ROAD & RAIL 0.9%
  Con-way, Inc. ..............        580       $14,372
  J.B. Hunt Transport
     Services, Inc. ..........      1,030        28,964
  Kansas City Southern*.......      1,150        17,538
  Landstar System, Inc. ......        650        23,146
  Werner Enterprises, Inc. ...        540         8,829
  YRC Worldwide, Inc.*........        740         2,242
                                            -----------
TOTAL ROAD & RAIL                                95,091
                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
  Atmel Corp.*................      5,640        21,658
  Cree, Inc.*.................      1,110        30,403
  Fairchild Semiconductor
     International, Inc.*.....      1,550         9,548
  Integrated Device
     Technology, Inc.*........      2,070        11,240
  International Rectifier
     Corp.*...................        910        15,361
  Intersil Corp. -- Class A...      1,530        17,748
  Lam Research Corp.*.........      1,580        44,050
  RF Micro Devices, Inc.*.....      3,310         6,984
  Semtech Corp.*..............        760        10,959
  Silicon Laboratories,
     Inc.*....................        560        18,626
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     186,577
                                            -----------
  SOFTWARE 2.4%
  ACI Worldwide, Inc.*........        440         7,599
  Advent Software, Inc.*......        200         6,648
  Ansys, Inc.*................      1,120        30,934
  Cadence Design Systems,
     Inc.*....................      3,320        18,526
  Factset Research Systems,
     Inc. ....................        530        28,403
  Fair Isaac Corp. ...........        610        10,260
  Jack Henry & Associates,
     Inc. ....................      1,050        18,921
  Macrovision Solutions
     Corp.*...................      1,030        20,827
  Mentor Graphics Corp.*......      1,160         7,795
  Parametric Technology
     Corp.*...................      1,450        16,167
  Sybase, Inc.*...............      1,030        34,979
  Synopsys, Inc.*.............      1,800        39,204
  Wind River Systems, Inc.*...        850         6,230
                                            -----------
TOTAL SOFTWARE                                  246,493
                                            -----------
  SPECIALTY RETAIL 4.2%
  Advance Auto Parts, Inc. ...      1,190        52,062
  Aeropostale, Inc.*..........        840        28,535
  American Eagle Outfitters,
     Inc. ....................      2,590        38,384
  AnnTaylor Stores Corp.*.....        720         5,321
  Barnes & Noble, Inc. .......        470        12,276
  CarMax, Inc.*...............      2,770        35,345
  Chico's FAS, Inc.*..........      2,230        17,037
  Coldwater Creek, Inc.*......        600         2,070
  Collective Brands, Inc.*....        800        11,616
  Dick's Sporting Goods,
     Inc.*....................      1,070        20,330
  Foot Locker, Inc. ..........      1,950        23,185
  Guess?, Inc. ...............        760        19,790
  J. Crew Group, Inc.*........        650        11,187
  PetSmart, Inc. .............      1,600        36,608
  Rent-A-Center, Inc.*........        830        15,978
  Ross Stores, Inc. ..........      1,620        61,463
  Urban Outfitters, Inc.*.....      1,430        27,871
  Williams-Sonoma, Inc. ......      1,090        15,260
                                            -----------
TOTAL SPECIALTY RETAIL                          434,318
                                            -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.7%
  Hanesbrands, Inc.*..........      1,170        19,258
  Phillips-Van Heusen Corp. ..        650        18,870
  Timberland Co. -- Class A*..        580         9,419
  Under Armour, Inc. -- Class
     A*.......................        460        10,828
  Warnaco Group, Inc.*........        590        17,016
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS           75,391
                                            -----------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Astoria Financial Corp. ....      1,020         8,425
  First Niagara Financial
     Group, Inc. .............      1,830        24,778
  New York Community Bancorp,
     Inc. ....................      4,330        48,972
  NewAlliance Bancshares,
     Inc. ....................      1,340        17,300
  Washington Federal, Inc. ...      1,110        14,408
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                113,883
                                            -----------
  TOBACCO 0.1%
  Universal Corp. ............        310         9,350
                                            -----------
TOTAL TOBACCO                                     9,350
                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp. .................        610        18,367
  MSC Industrial Direct
     Co. -- Class A...........        560        22,876
  United Rentals, Inc.*.......        750         4,545
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS           45,788
                                            -----------
  WATER UTILITIES 0.3%
  Aqua America, Inc. .........      1,700        31,195
                                            -----------
TOTAL WATER UTILITIES                            31,195
                                            -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Syniverse Holdings, Inc.*...        650         8,190
  Telephone & Data Systems,
     Inc. ....................      1,270        36,411
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        44,601
                                            -----------
TOTAL COMMON STOCKS
  (Cost $7,263,696)                           8,738,668
                                            -----------


                                     FACE
                                   AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 4.3%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at $453,001
     on 05/01/09
     collateralized by
     $445,000 FNMA at 4.750%
     due 03/12/10 with a value
     of $462,756..............   $453,000       453,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $453,000)                               453,000
                                            -----------
TOTAL INVESTMENTS 88.2%
  (Cost $7,716,696)                           9,191,668
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 11.8%                        1,229,916
                                            -----------
NET ASSETS--100.0%                          $10,421,584
-------------------------------------------------------



                                             UNREALIZED
                                CONTRACTS          GAIN
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2009 S&P MidCap 400
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of Contracts
     $4,704,000)..............         84      $729,509
                                            -----------


See Notes to Financial Statements.

 28


RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                             UNREALIZED
                                    UNITS          GAIN
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009 S&P MidCap 400
     Index Swap, Terminating
     06/26/09 (Notional Market
     Value $5,137,304)**......      9,155      $544,377
  Goldman Sachs International
     May 2009 S&P MidCap 400
     Index Swap, Terminating
     05/07/09 (Notional Market
     Value $2,291,791)**......      4,084       116,887
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $7,429,095)       $661,264
-------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29



RYDEX INVERSE 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                     FACE        MARKET
                                   AMOUNT         VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS 78.7%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at
     $6,893,017 on 05/01/09
     collateralized by
     $6,895,000 FHLMC at
     2.875% due 04/30/10 with
     a value of $7,032,900...  $6,893,000    $6,893,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,893,000)                           6,893,000
                                            -----------
TOTAL INVESTMENTS 78.7%
  (Cost $6,893,000)                           6,893,000
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--21.3%                          1,860,831
                                            -----------
NET ASSETS--100.0%                           $8,753,831
-------------------------------------------------------

                                             UNREALIZED
                                CONTRACTS          LOSS
-------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2009 S&P MidCap 400
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts $2,464,000)...          44      $(93,549)
-------------------------------------------------------


EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 S&P MidCap 400
     Index Swap, Terminating
     06/26/09 (Notional
     Market Value
     $2,716,310)*............       4,841    (1,056,682)
  Goldman Sachs International
     May 2009  S&P MidCap 400
     Index Swap, Terminating
     05/07/09 (Notional
     Market Value
     $12,311,659)*...........      21,940    (1,181,107)
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $15,027,969)   $(2,237,789)
-------------------------------------------------------



   * Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

 30


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS 81.9%
  AEROSPACE & DEFENSE 1.5%
  AAR Corp.*..................          920       $13,864
  Aerovironment, Inc.*........          260         6,152
  American Science &
     Engineering, Inc. .......          210        12,655
  Applied Signal Technology,
     Inc. ....................          300         5,928
  Argon ST, Inc.*.............          310         6,321
  Ascent Solar Technologies,
     Inc.*....................          180           814
  Axsys Technologies, Inc.*...          220         9,220
  Ceradyne, Inc.*.............          620        10,689
  Cubic Corp. ................          370        10,623
  Curtiss-Wright Corp. .......        1,060        33,888
  Ducommun, Inc. .............          250         4,330
  DynCorp International,
     Inc. -- Class A*.........          590         8,997
  Esterline Technologies
     Corp.*...................          700        18,445
  GenCorp, Inc.*..............        1,350         3,240
  HEICO Corp. ................          520        14,929
  Herley Industries, Inc.*....          320         3,309
  Hexcel Corp.*...............        2,270        21,769
  Ladish Co., Inc.*...........          380         2,877
  LMI Aerospace, Inc.*........          210         1,384
  Moog, Inc. -- Class A*......        1,010        27,048
  Orbital Sciences Corp.*.....        1,390        21,489
  Stanley, Inc.*..............          210         5,414
  Taser International, Inc.*..        1,480         7,104
  Teledyne Technologies,
     Inc.*....................          840        26,821
  TransDigm Group, Inc.*......          790        27,760
  Triumph Group, Inc. ........          390        16,119
                                              -----------
TOTAL AEROSPACE & DEFENSE                         321,189
                                              -----------
  AIR FREIGHT & LOGISTICS 0.2%
  Atlas Air Worldwide
     Holdings, Inc.*..........          310         8,230
  Dynamex, Inc.*..............          210         3,089
  Forward Air Corp. ..........          680        11,336
  HUB Group, Inc. -- Class
     A*.......................          870        20,010
  Pacer International, Inc. ..          820         3,477
  Park-Ohio Holdings Corp.*...          190           884
                                              -----------
TOTAL AIR FREIGHT & LOGISTICS                      47,026
                                              -----------
  AIRLINES 0.6%
  Airtran Holdings, Inc.*.....        2,769        19,245
  Alaska Air Group, Inc.*.....          850        14,263
  Allegiant Travel Co.*.......          320        16,653
  Hawaiian Holdings, Inc.*....        1,020         5,090
  JetBlue Airways Corp.*......        4,099        20,208
  Republic Airways Holdings,
     Inc.*....................          830         5,943
  SkyWest, Inc. ..............        1,380        16,615
  UAL Corp.*..................        3,409        16,772
  US Airways Group, Inc.*.....        2,699        10,229
                                              -----------
TOTAL AIRLINES                                    125,018
                                              -----------
  AUTO COMPONENTS 0.4%
  American Axle &
     Manufacturing Holdings,
     Inc. ....................        1,090         1,090
  Amerigon, Inc.*.............          520         2,938
  ArvinMeritor, Inc. .........        1,740         2,158
  Cooper Tire & Rubber Co. ...        1,390        11,495
  Dana Holding Corp.*.........        2,340         1,849
  Dorman Products, Inc.*......          260         2,782
  Drew Industries, Inc.*......          470         6,712
  Exide Technologies*.........        1,780         9,665
  Fuel Systems Solutions,
     Inc.*....................          290         4,428
  Hayes Lemmerz International,
     Inc.*....................        2,390           404
  Lear Corp.*.................        1,520         1,216
  Modine Manufacturing Co. ...          760         2,903
  Quantum Fuel Systems
     Technologies Worldwide,
     Inc.*....................        2,060         1,483
  Raser Technologies, Inc.*...        1,220         4,770
  Spartan Motors, Inc. .......          770         6,214
  Stoneridge, Inc.*...........          350           809
  Superior Industries
     International, Inc. .....          550         8,294
  Tenneco, Inc.*..............        1,100         3,366
  Wonder Auto Technolgy,
     Inc.*....................          350         2,355
                                              -----------
TOTAL AUTO COMPONENTS                              74,931
                                              -----------
  AUTOMOBILES 0.0%(A)
  Winnebago Industries,
     Inc. ....................          690         6,079
                                              -----------
TOTAL AUTOMOBILES                                   6,079
                                              -----------
  BEVERAGES 0.1%
  Boston Beer Co.,
     Inc. -- Class A*.........          200         5,320
  Coca-Cola Bottling Co.
     Consolidated.............          100         5,212
  National Beverage Corp.*....          250         2,633
                                              -----------
TOTAL BEVERAGES                                    13,165
                                              -----------
  BIOTECHNOLOGY 3.8%
  Acadia Pharmaceuticals,
     Inc.*....................          780           772
  Acorda Therapeutics, Inc.*..          880        17,450
  Affymax, Inc.*..............          310         5,499
  Alexion Pharmaceuticals,
     Inc.*....................        1,930        64,501
  Alkermes, Inc.*.............        2,260        17,289
  Allos Therapeutics, Inc.*...        1,250         7,662
  Alnylam Pharmaceuticals,
     Inc.*....................          840        15,431
  Amicus Therapeutics, Inc.*..          120         1,074
  Arena Pharmaceuticals,
     Inc.*....................        1,750         4,918
  Ariad Pharmaceuticals,
     Inc.*....................        2,040         3,060
  ArQule, Inc.*...............          960         4,272
  Array BioPharma, Inc.*......        1,120         3,282
  Celera Corp.*...............        1,890        15,290
  Cell Genesys, Inc.*.........        2,030         1,137
  Celldex Therapeutics Inc*...          350         3,031
  Cepheid, Inc.*..............        1,350        13,095
  Cougar Biotechnology,
     Inc.*....................          350        12,222
  Cubist Pharmaceuticals,
     Inc.*....................        1,330        22,078
  Cytokinetics, Inc.*.........          890         1,655
  Cytori Therapeutics, Inc.*..          590         1,056
  Dendreon Corp.*.............        2,320        49,184
  Dyax Corp.*.................        1,320         2,587
  Emergent Biosolutions,
     Inc.*....................          320         3,427
  Enzon Pharmaceuticals,
     Inc.*....................        1,060         6,095
  Facet Biotech Corp.*........          560         5,236
  Genomic Health, Inc.*.......          330         7,425
  Geron Corp.*................        2,040        10,486
  GTx, Inc.*..................          440         4,325
  Halozyme Therapeutics,
     Inc.*....................        1,440         9,101
  Human Genome Sciences,
     Inc.*....................        3,209         7,028
  Idenix Pharmaceuticals,
     Inc.*....................          590         2,183
  Idera Pharmaceuticals,
     Inc.*....................          490         2,945
  Immunogen, Inc.*............        1,200         8,340
  Immunomedics, Inc.*.........        1,550         1,798
  Incyte Corp.*...............        1,800         4,248
  InterMune, Inc.*............          830        11,238
  Isis Pharmaceuticals,
     Inc.*....................        2,140        33,555
  Lexicon Pharmaceuticals,
     Inc.*....................        1,900         2,090
  Ligand Pharmaceuticals,
     Inc. -- Class B*.........        2,420         7,236
  MannKind Corp.*.............        1,220         4,990
  Marshall Edwards, Inc.*.....          490           270
  Martek Biosciences Corp. ...          780        14,212
  Maxygen, Inc.*..............          600         3,510
  Medarex, Inc.*..............        3,019        17,872


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Medivation, Inc.*...........          600       $11,598
  Metabolix, Inc.*............          450         3,555
  Molecular Insight
     Pharmaceuticals, Inc.*...          420         1,562
  Momenta Pharmaceuticals,
     Inc.*....................          630         7,056
  Myriad Genetics, Inc.*......        2,110        81,847
  Nabi Biopharmaceuticals*....        1,230         4,231
  Nanosphere, Inc.*...........          310         1,085
  Neurocrine Biosciences,
     Inc.*....................          910         3,003
  Novavax, Inc.*..............        1,370         3,343
  NPS Pharmaceuticals, Inc.*..        1,120         3,875
  Onyx Pharmaceuticals,
     Inc.*....................        1,320        34,188
  Opko Health, Inc.*..........        1,140         1,345
  Orexigen Therapeutics,
     Inc.*....................          470         1,335
  OSI Pharmaceuticals, Inc.*..        1,350        45,319
  Osiris Therapeutics, Inc.*..          350         4,435
  PDL BioPharma, Inc. ........        2,819        20,156
  Pharmasset, Inc.*...........          480         4,320
  Progenics Pharmaceuticals,
     Inc.*....................          630         3,452
  Protalix BioTherapeutics,
     Inc.*....................          260           759
  Regeneron Pharmaceuticals,
     Inc.*....................        1,470        19,492
  Repligen Corp.*.............          730         3,103
  Rexahn Pharmaceuticals,
     Inc.*....................          690           449
  Rigel Pharmaceuticals,
     Inc.*....................          860         5,710
  Sangamo Biosciences, Inc.*..          870         3,698
  Savient Pharmaceuticals,
     Inc.*....................        1,280         6,758
  Seattle Genetics, Inc.*.....        1,550        14,306
  Synta Pharmaceuticals
     Corp.*...................          400         1,300
  Targacept, Inc.*............          430         1,544
  Theravance, Inc.*...........        1,220        17,483
  United Therapeutics Corp.*..          630        39,570
  XOMA, Ltd.*.................        3,129         1,690
  Zymogenetics, Inc.*.........          880         3,080
                                              -----------
TOTAL BIOTECHNOLOGY                               788,802
                                              -----------
  BUILDING PRODUCTS 0.5%
  AAON, Inc. .................          320         6,234
  American Woodmark Corp. ....          250         5,175
  Ameron International
     Corp. ...................          220        13,017
  Apogee Enterprises, Inc. ...          680         9,112
  Builders FirstSource,
     Inc.*....................          380         1,258
  China Architectural
     Engineering, Inc.*.......          440           682
  Gibraltar Industries,
     Inc. ....................          640         4,288
  Griffon Corp.*..............        1,270        11,011
  Insteel Industries, Inc. ...          410         3,054
  NCI Building Systems,
     Inc.*....................          470         1,857
  Quanex Building Products
     Corp. ...................          880         9,020
  Simpson Manufacturing Co.,
     Inc. ....................          880        19,589
  Trex Co., Inc.*.............          360         3,942
  Universal Forest Products,
     Inc. ....................          390        13,088
                                              -----------
TOTAL BUILDING PRODUCTS                           101,327
                                              -----------
  CAPITAL MARKETS 1.6%
  Apollo Investment Corp. ....        3,369        16,171
  Ares Capital Corp. .........        2,301        13,505
  BGC Partners, Inc. -- Class
     A........................          790         2,046
  BlackRock Kelso Capital
     Corp. ...................          310         1,810
  Broadpoint Securities Group,
     Inc.*....................          600         2,586
  Calamos Asset Management,
     Inc. -- Class A..........          480         5,477
  Capital Southwest Corp. ....           70         5,443
  Cohen & Steers, Inc. .......          400         5,888
  Diamond Hill Investment
     Group, Inc.*.............           50         2,003
  Epoch Holding Corp. ........          260         1,916
  Evercore Partners,
     Inc. -- Class A..........          230         4,342
  FBR Capital Markets Corp.*..          610         2,532
  FCStone Group, Inc.*........          540         1,669
  GAMCO Investors,
     Inc. -- Class A..........          180         9,027
  GFI Group, Inc. ............        1,560         6,365
  Gladstone Capital Corp. ....          500         3,355
  Gladstone Invt Corp. .......          520         1,893
  Greenhill & Co., Inc. ......          430        33,338
  Harris & Harris Group,
     Inc.*....................          610         2,952
  Hercules Technology Growth
     Capital, Inc. ...........          780         4,688
  International Assets Holding
     Corp.*...................          110         1,329
  Kayne Anderson Energy
     Development Co. .........          240         2,618
  KBW, Inc.*..................          650        15,723
  Knight Capital Group,
     Inc. -- Class A*.........        2,220        34,388
  Kohlberg Capital Corp. .....          410         1,460
  LaBranche & Co., Inc.*......        1,140         4,765
  Ladenburg Thalmann Financial
     Services, Inc.*..........        2,540         1,829
  MCG Capital Corp. ..........        1,790         3,150
  MVC Capital, Inc. ..........          580         4,965
  NGP Capital Resources Co. ..          511         3,584
  optionsXpress Holdings,
     Inc. ....................        1,000        16,460
  Patriot Capital Funding,
     Inc. ....................          490         1,107
  PennantPark Investment
     Corp. ...................          500         2,748
  Penson Worldwide, Inc.*.....          400         4,056
  Piper Jaffray Cos., Inc.*...          470        16,295
  Prospect Capital Corp. .....          701         6,357
  Pzena Investment Management,
     Inc. -- Class A..........          150           713
  Riskmetrics Group, Inc.*....          510         8,869
  Sanders Morris Harris Group,
     Inc. ....................          460         2,079
  Stifel Financial Corp.*.....          640        31,507
  SWS Group, Inc. ............          580         7,418
  thinkorswim Group, Inc.*....        1,230        11,685
  Thomas Weisel Partners
     Group, Inc.*.............          460         2,079
  TradeStation Group, Inc.*...          760         6,164
  U.S. Global Investors,
     Inc. -- Class A..........          300         1,656
  Virtus Investment Partners,
     Inc.*....................          140         1,589
  Westwood Holdings Group,
     Inc. ....................          130         5,131
                                              -----------
TOTAL CAPITAL MARKETS                             326,730
                                              -----------
  CHEMICALS 1.4%
  A. Schulman, Inc. ..........          640        10,042
  American Vanguard Corp. ....          450         5,755
  Arch Chemicals, Inc. .......          590        14,266
  Balchem Corp. ..............          430        10,703
  Calgon Carbon Corp.*........        1,280        21,734
  Ferro Corp. ................        1,030         2,853
  Flotek Industries, Inc.*....          540         1,118
  GenTek, Inc.*...............          210         4,009
  H.B. Fuller Co. ............        1,150        20,309
  ICO, Inc.*..................          660         1,630
  Innophos Holdings, Inc. ....          250         3,708
  Innospec, Inc. .............          550         4,323
  Koppers Holdings, Inc. .....          490         9,290
  Landec Corp.*...............          550         3,718
  LSB Industries, Inc.*.......          410         4,912
  Minerals Technologies,
     Inc. ....................          450        16,735
  NewMarket Corp. ............          320        20,160
  NL Industries, Inc. ........          160         1,938
  Olin Corp. .................        1,770        22,302
  OM Group, Inc.*.............          720        20,059
  Penford Corp. ..............          270         1,207
  PolyOne Corp.*..............        2,210         6,055
  Quaker Chemical Corp. ......          260         3,042


See Notes to Financial Statements.

 32


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Rockwood Holdings, Inc.*....          990       $12,177
  Sensient Technologies
     Corp. ...................        1,140        26,653
  ShengdaTech, Inc.*..........          710         2,570
  Solutia, Inc.*..............        2,230         8,385
  Spartech Corp. .............          720         2,830
  Stepan Co. .................          150         5,935
  Westlake Chemical Corp. ....          450         8,415
  WR Grace & Co.*.............        1,710        15,099
  Zep, Inc. ..................          490         6,630
  Zoltek Cos., Inc.*..........          650         5,116
                                              -----------
TOTAL CHEMICALS                                   303,678
                                              -----------
  COMMERCIAL BANKS 5.1%
  1st Source Corp. ...........          350         6,874
  AMCORE Financial, Inc. .....          470           691
  Ameris Bancorp..............          320         2,096
  Ames Natl Corp. ............          150         3,252
  Arrow Financial Corp. ......          220         5,826
  Bancfirst Corp. ............          170         7,259
  Banco Latinoamericano de
     Exportaciones,
     S.A. -- Class E..........          650         7,995
  BancTrust Financial Group,
     Inc. ....................          410         2,698
  Bank of the Ozarks, Inc. ...          290         7,201
  Banner Corp. ...............          350         1,624
  Boston Private Financial
     Holdings, Inc. ..........        1,290         5,947
  Bryn Mawr Bank Corp. .......          160         3,141
  Camden National Corp. ......          180         5,220
  Capital City Bank Group,
     Inc. ....................          280         4,211
  Capitol Bancorp, Ltd. ......          340         1,244
  Cardinal Financial Corp. ...          570         4,474
  Cascade Bancorp.............          530           880
  Cathay General Bancorp......        1,170        13,127
  Centerstate Banks of
     Florida, Inc. ...........          220         2,642
  Central Pacific Financial
     Corp. ...................          680         3,985
  Chemical Financial Corp. ...          560        11,956
  Citizens + Northn Corp. ....          210         4,164
  Citizens Republic Bancorp,
     Inc.*....................        2,979         5,005
  City Bank...................          320         1,002
  City Holding Co. ...........          380        11,206
  CoBiz Financial, Inc. ......          450         2,642
  Colonial BancGroup, Inc. ...        4,779         3,632
  Columbia Banking System,
     Inc. ....................          430         4,257
  Community Bank System,
     Inc. ....................          770        12,666
  Community Trust Bancorp,
     Inc. ....................          350        10,591
  CVB Financial Corp. ........        1,570         9,436
  East West Bancorp, Inc. ....        1,500        10,245
  Encore Bancshares, Inc.*....          150         1,371
  Enterprise Financial
     Services Corp. ..........          260         2,561
  F.N.B. Corp. ...............        2,040        15,341
  Farmers Capital Bank
     Corp. ...................          150         3,183
  Financial Institutions,
     Inc. ....................          260         3,861
  First Bancorp Inc/ME........          200         3,490
  First BanCorp. .............        1,680         9,257
  First Bancorp. .............          340         4,138
  First Busey Corp. ..........          600         4,698
  First Commonwealth Financial
     Corp. ...................        2,010        17,427
  First Community Bancshares,
     Inc. ....................          230         3,323
  First Financial Bancorp.....          890         9,603
  First Financial Bankshares,
     Inc. ....................          490        24,147
  First Financial Corp. ......          270        10,017
  First Merchants Corp. ......          520         6,323
  First Midwest Bancorp,
     Inc. ....................        1,150        10,189
  First South Bancorp, Inc. ..          190         2,196
  FirstMerit Corp. ...........        1,910        37,073
  Frontier Financial Corp. ...        1,110         1,576
  Glacier Bancorp, Inc. ......        1,440        22,061
  Greene Bankshares, Inc. ....          310         2,635
  Guaranty Bancorp*...........        1,250         2,775
  Hancock Holding Co. ........          610        23,101
  Hanmi Financial Corp. ......          880         1,364
  Harleysville National
     Corp. ...................        1,010         8,858
  Heartland Financial USA,
     Inc. ....................          310         4,582
  Heritage Commerce Corp. ....          250         2,020
  Home Bancshares, Inc. ......          310         6,835
  IBERIABANK Corp. ...........          380        17,358
  Independent Bank Corp. .....          390         7,784
  Integra Bank Corp. .........          490         1,058
  International Bancshares
     Corp. ...................        1,210        16,347
  Investors Bancorp, Inc.*....        1,040         9,526
  Lakeland Bancorp, Inc. .....          480         4,085
  Lakeland Financial Corp. ...          290         5,443
  MainSource Financial Group,
     Inc. ....................          480         4,157
  MB Financial, Inc. .........          820        11,177
  Midwest Banc Holdings,
     Inc. ....................          530           859
  Nara Bancorp, Inc. .........          540         2,003
  National Penn Bancshares,
     Inc. ....................        1,880        15,209
  NBT Bancorp, Inc. ..........          760        17,997
  Northfield Bancorp, Inc. ...          470         5,311
  Old National Bancorp........        1,570        21,399
  Old Second Bancorp, Inc. ...          330         1,782
  Oriental Financial Group....          570         5,295
  Pacific Capital Bancorp.....        1,090         7,565
  Pacific Continental Corp. ..          270         3,100
  PacWest Bancorp.............          660         9,616
  Park National Corp. ........          260        17,407
  Peapack Gladstone Financial
     Corp. ...................          200         3,792
  Pennsylvania Commerce
     Bancorp, Inc.*...........          120         2,652
  Peoples Bancorp, Inc. ......          240         3,977
  Pinnacle Financial Partners,
     Inc.*....................          560         9,990
  Premierwest Bancorp.........          480         1,829
  PrivateBancorp, Inc. .......          510        10,327
  Prosperity Bancshares,
     Inc. ....................          930        25,826
  Provident Bankshares
     Corp. ...................          780         6,856
  Renasant Corp. .............          500         7,050
  Republic Bancorp,
     Inc. -- Class A..........          220         4,893
  S&T Bancorp, Inc. ..........          560        10,007
  S.Y. Bancorp, Inc. .........          320         8,070
  Sandy Spring Bancorp,
     Inc. ....................          390         6,337
  Santander BanCorp...........          100           670
  SCBT Financial Corp. .......          270         6,229
  Seacoast Banking Corp. of
     Florida..................          350         1,477
  Shore Bancshares, Inc. .....          200         3,878
  Sierra Bancorp..............          180         2,162
  Signature Bank*.............          830        22,568
  Simmons First National
     Corp. -- Class A.........          330         8,557
  Smithtown Bancorp, Inc. ....          230         3,082
  South Financial Group,
     Inc. ....................        2,010         3,337
  Southside Bancshares,
     Inc. ....................          301         6,401
  Southwest Bancorp, Inc. ....          340         2,329
  State Bancorp Inc/NY........          340         2,802
  StellarOne Corp. ...........          530         6,821
  Sterling Bancorp............          430         4,919
  Sterling Bancshares, Inc. ..        1,730        11,504
  Sterling Financial Corp. ...        1,230         3,924
  Suffolk Bancorp.............          230         5,888
  Sun Bancorp, Inc.*..........          361         2,372
  Susquehanna Bancshares,
     Inc. ....................        2,030        16,362
  SVB Financial Group*........          710        14,740


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Texas Capital Bancshares,
     Inc.*....................          650        $9,100
  Tompkins Financial Corp. ...          140         5,901
  TowneBank/Portsmouth VA.....          490         8,443
  Trico Bancshares............          330         5,280
  Trustmark Corp. ............        1,170        25,436
  UCBH Holdings, Inc. ........        2,779         3,557
  UMB Financial Corp. ........          740        33,870
  Umpqua Holdings Corp. ......        1,420        13,618
  Union Bankshares Corp. .....          320         5,469
  United Bankshares, Inc. ....          900        23,346
  United Community Banks,
     Inc. ....................          970         6,256
  United Security Bancshares
     Co. .....................          200         1,448
  Univest Corp. of
     Pennsylvania.............          300         6,261
  W Holding Co, Inc. .........           50         1,159
  Washington Trust Bancorp,
     Inc. ....................          320         5,840
  WesBanco, Inc. .............          630        12,531
  West Bancorporation, Inc. ..          410         3,608
  West Coast Bancorp..........          370         1,043
  Westamerica Bancorp.........          690        37,005
  Western Alliance Bancorp*...          510         3,320
  Wilshire Bancorp, Inc. .....          460         1,858
  Wintrust Financial Corp. ...          560         9,520
  Yadkin Valley Financial
     Corp. ...................          380         3,116
                                              -----------
TOTAL COMMERCIAL BANKS                          1,064,285
                                              -----------
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  ABM Industries, Inc. .......        1,030        18,046
  ACCO Brands Corp.*..........        1,280         2,675
  Administaff, Inc. ..........          510        13,597
  Advisory Board Co.(The)*....          380         7,083
  American Ecology Corp. .....          390         6,443
  American Reprographics
     Co.*.....................          860         5,547
  AMREP Corp.*................           40           744
  ATC Technology Corp.*.......          470         7,468
  Bowne & Co., Inc. ..........          640         3,270
  Casella Waste Systems,
     Inc. -- Class A*.........          530         1,092
  CBIZ, Inc.*.................        1,060         8,332
  CDI Corp. ..................          290         3,466
  Cenveo, Inc.*...............        1,140         5,381
  Clean Harbors, Inc.*........          470        23,547
  Comfort Systems USA, Inc. ..          950        10,250
  COMSYS IT Partners, Inc.*...          340         1,795
  Consolidated Graphics,
     Inc.*....................          240         4,661
  Cornell Cos., Inc.*.........          260         4,727
  CoStar Group, Inc.*.........          460        17,043
  Courier Corp. ..............          250         3,920
  CRA International, Inc.*....          260         6,068
  Deluxe Corp. ...............        1,220        17,690
  Duff & Phelps Corp. -- Class
     A*.......................          250         4,715
  EnergySolutions, Inc. ......          790         7,663
  EnerNOC, Inc.*..............          230         4,018
  Ennis, Inc. ................          610         5,490
  Exponent, Inc.*.............          320         8,928
  First Advantage
     Corp. -- Class A*........          240         3,442
  Fuel Tech, Inc.*............          450         5,900
  G&K Services, Inc. -- Class
     A........................          440        10,987
  Geo Group, Inc.(The)*.......        1,210        20,122
  GeoEye, Inc.*...............          430        10,703
  Healthcare Services Group,
     Inc. ....................          940        16,807
  Heidrick & Struggles
     International, Inc. .....          410         6,929
  Herman Miller, Inc. ........        1,330        19,777
  Hill International, Inc.*...          550         2,222
  HNI Corp. ..................        1,050        16,275
  Hudson Highland Group,
     Inc.*....................          590           968
  Huron Consulting Group,
     Inc.*....................          490        23,495
  ICF International, Inc.*....          160         4,402
  ICT Group, Inc.*............          210         1,487
  Innerworkings, Inc.*........          700         3,535
  Interface, Inc. -- Class A..        1,260         7,295
  Kelly Services,
     Inc. -- Class A..........          620         7,043
  Kforce, Inc.*...............          730         7,964
  Kimball International,
     Inc. -- Class B..........          760         4,172
  Knoll, Inc. ................        1,150         8,142
  Korn/Ferry International*...        1,100        11,649
  LECG Corp.*.................          600         1,746
  M&F Worldwide Corp.*........          270         4,307
  McGrath RentCorp............          560        11,838
  Metalico, Inc.*.............          570         1,311
  Mine Safety Appliances
     Co. .....................          730        17,994
  Mobile Mini, Inc.*..........          820        11,234
  MPS Group, Inc.*............        2,230        17,929
  Multi-Color Corp. ..........          250         2,968
  Navigant Consulting, Inc.*..        1,140        16,769
  Odyssey Marine Exploration,
     Inc.*....................        1,240         4,315
  On Assignment, Inc.*........          840         2,957
  PRG-Schultz International,
     Inc.*....................          350         1,036
  Protection One, Inc.*.......          150           461
  Resources Connection,
     Inc.*....................        1,080        21,114
  Rollins, Inc. ..............          980        17,640
  Schawk, Inc. ...............          360         2,588
  School Specialty, Inc.*.....          440         8,259
  Spherion Corp.*.............        1,220         4,380
  Standard Parking Corp.*.....          170         2,591
  Standard Register Co.(The)..          350         1,827
  SYKES Enterprises, Inc.*....          780        15,335
  Team, Inc.*.................          440         6,323
  Tetra Tech, Inc.*...........        1,390        34,138
  TrueBlue, Inc.*.............        1,050        10,196
  United Stationers, Inc.*....          550        18,001
  Viad Corp. .................          490         9,349
  Volt Information Sciences,
     Inc.*....................          280         2,010
  VSE Corp. ..................           90         2,690
  Waste Connections, Inc.*....        1,890        48,724
  Waste Services, Inc.*.......          560         3,024
  Watson Wyatt Worldwide,
     Inc. -- Class A..........        1,010        53,580
                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES              753,609
                                              -----------
  COMMUNICATIONS EQUIPMENT 2.6%
  3Com Corp.*.................        9,538        38,629
  Acme Packet, Inc.*..........          590         4,549
  Adtran, Inc. ...............        1,330        28,129
  Airvana, Inc.*..............          570         3,243
  Anaren, Inc.*...............          350         4,553
  Arris Group, Inc.*..........        2,899        30,932
  Aruba Networks, Inc.*.......        1,240         5,816
  Avocent Corp.*..............        1,060        15,306
  Bel Fuse, Inc. -- Class B...          280         4,530
  BigBand Networks, Inc.*.....          780         4,571
  Black Box Corp. ............          410        11,222
  Blue Coat Systems, Inc.*....          780        10,343
  Cogo Group, Inc.*...........          560         4,581
  Comtech Telecommunications
     Corp.*...................          670        22,425
  DG FastChannel, Inc.*.......          420         9,799
  Digi International, Inc.*...          610         4,435
  EMS Technologies, Inc.*.....          370         7,048
  Emulex Corp.*...............        2,000        20,940
  Extreme Networks*...........        2,090         3,678


See Notes to Financial Statements.

 34


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Finisar Corp.*..............        9,338        $6,163
  Globecomm Systems, Inc.*....          480         3,264
  Harmonic, Inc.*.............        2,230        16,346
  Harris Stratex Networks,
     Inc. -- Class A*.........          600         2,412
  Hughes Communications,
     Inc.*....................          170         3,259
  Infinera Corp.*.............        2,200        18,568
  InterDigital, Inc.*.........        1,070        28,162
  Ixia*.......................        1,010         5,818
  Loral Space &
     Communications, Ltd.*....          280         6,538
  MRV Communications, Inc.*...        3,719         1,711
  NETGEAR, Inc.*..............          840        13,448
  Nextwave Wireless, Inc.*....        1,150           218
  Oclaro, Inc.*...............        4,109         4,068
  Oplink Communications,
     Inc.*....................          490         5,410
  Opnext, Inc.*...............          640         1,619
  Orbcomm, Inc.*..............          750           960
  Palm, Inc.*.................        2,540        26,645
  Parkervision, Inc.*.........          670         1,876
  PC-Tel, Inc. ...............          430         2,094
  Plantronics, Inc. ..........        1,160        14,778
  Polycom, Inc.*..............        2,070        38,585
  Powerwave Technologies,
     Inc.*....................        3,109         2,643
  Riverbed Technology, Inc.*..        1,330        24,366
  SeaChange International,
     Inc.*....................          730         4,577
  ShoreTel, Inc.*.............        1,020         5,090
  Sonus Networks, Inc.*.......        4,829         8,354
  Starent Networks Corp.*.....          700        13,811
  Sycamore Networks, Inc.*....        4,529        13,361
  Symmetricom, Inc.*..........        1,090         5,428
  Tekelec*....................        1,540        23,870
  Utstarcom, Inc.*............        2,610         3,054
  ViaSat, Inc.*...............          600        13,794
                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT                    555,019
                                              -----------
  COMPUTERS & PERIPHERALS 0.7%
  3PAR, Inc.*.................          640         4,902
  Adaptec, Inc.*..............        2,859         8,177
  Avid Technology, Inc.*......          710         7,860
  Compellent Technologies,
     Inc.*....................          330         3,683
  Cray, Inc.*.................          780         3,276
  Data Domain, Inc.*..........          820        13,596
  Electronics for Imaging,
     Inc.*....................        1,260        12,373
  Hutchinson Technology,
     Inc.*....................          560         1,075
  Hypercom Corp.*.............        1,260         1,361
  Imation Corp. ..............          710         7,100
  Immersion Corp.*............          660         2,752
  Intermec, Inc.*.............        1,460        17,637
  Intevac, Inc.*..............          510         3,514
  Isilon Systems, Inc.*.......          580         1,491
  Netezza Corp.*..............          930         7,524
  Novatel Wireless, Inc.*.....          750         5,137
  Presstek, Inc.*.............          650         1,254
  Quantum Corp.*..............        4,859         5,102
  Rackable Systems, Inc.*.....          700         3,192
  Rimage Corp.*...............          230         3,386
  STEC, Inc.*.................          730         7,008
  Stratasys, Inc.*............          490         4,586
  Super Micro Computer,
     Inc.*....................          560         2,923
  Synaptics, Inc.*............          800        25,984
                                              -----------
TOTAL COMPUTERS & PERIPHERALS                     154,893
                                              -----------
  CONSTRUCTION & ENGINEERING 0.8%
  Dycom Industries, Inc.*.....          950         7,999
  EMCOR Group, Inc.*..........        1,610        33,472
  Furmanite Corp.*............          860         3,406
  Granite Construction,
     Inc. ....................          780        30,771
  Great Lakes Dredge & Dock
     Corp. ...................          940         3,722
  Insituform Technologies,
     Inc. -- Class A*.........          880        13,490
  Integrated Electrical
     Services, Inc.*..........          180         1,730
  Layne Christensen Co.*......          450         9,747
  MasTec, Inc.*...............        1,140        14,261
  Michael Baker Corp.*........          170         5,712
  Northwest Pipe Co.*.........          220         8,345
  Orion Marine Group, Inc.*...          510         7,640
  Perini Corp.*...............        1,190        20,587
  Pike Electric Corp.*........          400         4,152
  Sterling Construction Co,
     Inc.*....................          270         5,068
                                              -----------
TOTAL CONSTRUCTION & ENGINEERING                  170,102
                                              -----------
  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*...........          990         2,495
  Texas Industries, Inc. .....          550        17,589
  U.S. Concrete, Inc.*........          870         1,722
  United States Lime &
     Minerals, Inc.*..........           40         1,550
                                              -----------
TOTAL CONSTRUCTION MATERIALS                       23,356
                                              -----------
  CONSUMER FINANCE 0.3%
  Advance America Cash Advance
     Centers, Inc. ...........          990         3,960
  Advanta Corp. -- Class B....          910         1,065
  Cardtronics, Inc.*..........          300           735
  Cash America International,
     Inc. ....................          690        15,428
  CompuCredit Corp.*..........          380         1,216
  Credit Acceptance Corp.*....          140         3,219
  Dollar Financial Corp.*.....          570         5,757
  Ezcorp, Inc. -- Class A*....        1,060        13,133
  First Cash Financial
     Services, Inc.*..........          470         7,727
  First Marblehead Corp
     (The)*...................        1,640         3,149
  Nelnet, Inc. -- Class A*....          410         2,472
  World Acceptance Corp.*.....          390        11,575
                                              -----------
TOTAL CONSUMER FINANCE                             69,436
                                              -----------
  CONTAINERS & PACKAGING 0.4%
  AEP Industries, Inc.*.......          130         2,643
  Boise, Inc.*................          840           722
  Bway Holding Co.*...........          180         1,678
  Graphic Packaging Holding
     Co.*.....................        3,419         5,881
  Myers Industries, Inc. .....          670         6,720
  Rock-Tenn Co. -- Class A....          900        33,984
  Silgan Holdings, Inc. ......          600        27,894
                                              -----------
TOTAL CONTAINERS & PACKAGING                       79,522
                                              -----------
  DISTRIBUTORS 0.0%(A)
  Aristotle Corp (The)*.......           30           101
  Audiovox Corp. -- Class A*..          410         2,280
  Core-Mark Holding Co.,
     Inc.*....................          220         4,217
                                              -----------
TOTAL DISTRIBUTORS                                  6,598
                                              -----------
  DIVERSIFIED CONSUMER SERVICES 0.9%
  American Public Education,
     Inc.*....................          260         9,360
  Capella Education Co.*......          340        17,469
  Coinstar, Inc.*.............          660        23,489
  Corinthian Colleges, Inc.*..        2,020        31,108
  Grand Canyon Education,
     Inc.*....................          250         4,088
  Jackson Hewitt Tax Service,
     Inc. ....................          670         3,276
  K12, Inc.*..................          150         2,637


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Learning Tree International,
     Inc.*....................          210        $1,726
  Lincoln Educational Services
     Corp.*...................          100         1,659
  Matthews International
     Corp. -- Class A.........          740        23,177
  Pre-Paid Legal Services,
     Inc.*....................          170         6,261
  Princeton Review, Inc.*.....          320         1,389
  Regis Corp. ................        1,020        19,523
  Sotheby's...................        1,590        18,460
  Steiner Leisure, Ltd.*......          340        10,758
  Stewart Enterprises,
     Inc. -- Class A..........        1,980         6,910
  Universal Technical
     Institute, Inc.*.........          510         7,262
                                              -----------
TOTAL DIVERSIFIED CONSUMER SERVICES               188,552
                                              -----------
  DIVERSIFIED FINANCIAL SERVICES 0.5%
  Ampal-American Israel
     Corp -- Class A*.........          470         1,100
  Asset Acceptance Capital
     Corp.*...................          350         2,901
  Compass Diversified
     Holdings.................          560         5,006
  Encore Capital Group,
     Inc.*....................          320         2,797
  Fifth Street Finance
     Corp. ...................          240         1,800
  Financial Federal Corp. ....          600        14,766
  Interactive Brokers Group,
     Inc. -- Class A*.........          960        14,160
  Life Partners Holdings,
     Inc. ....................          180         3,370
  MarketAxess Holdings,
     Inc.*....................          730         7,001
  Medallion Financial Corp. ..          350         2,580
  NewStar Financial, Inc.*....          570         1,294
  PHH Corp.*..................        1,280        21,478
  Pico Holdings, Inc.*........          380        11,400
  Portfolio Recovery
     Associates, Inc.*........          360        12,589
  Primus Guaranty, Ltd.*......          500         1,020
  Resource America,
     Inc. -- Class A..........          230         1,141
  Teton Advisors, Inc. .......            1            --
                                              -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES              104,403
                                              -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
  Alaska Communications
     Systems Group, Inc. .....        1,020         6,151
  Atlantic Tele-Network,
     Inc. ....................          220         4,858
  Cbeyond, Inc.*..............          570        11,617
  Cincinnati Bell, Inc.*......        5,449        15,203
  Cogent Communications Group,
     Inc.*....................        1,060         8,946
  Consolidated Communications
     Holdings, Inc. ..........          550         6,187
  Fairpoint Communications,
     Inc. ....................        2,110         2,194
  General Communication,
     Inc. -- Class A*.........        1,070         8,196
  Global Crossing Ltd.*.......          620         4,501
  Globalstar, Inc.*...........        1,220           793
  Ibasis, Inc.*...............          710           745
  IDT Corp.- Class B*.........          430           585
  Iowa Telecommunications
     Services, Inc. ..........          760        10,017
  Neutral Tandem, Inc.*.......          390        11,154
  NTELOS Holdings Corp. ......          710        11,346
  PAETEC Holding Corp.*.......        2,919         8,961
  Premiere Global Services,
     Inc.*....................        1,460        15,388
  Shenandoah Telecom Co. .....          560        10,993
  TW Telecom Inc*.............        3,479        31,972
  Vonage Holdings Corp.*......        1,220           464
                                              -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                        170,271
                                              -----------
  ELECTRIC UTILITIES 1.4%
  Allete, Inc. ...............          660        17,186
  Central Vermont Public
     Service Corp. ...........          270         4,633
  Cleco Corp. ................        1,420        29,948
  El Paso Electric Co.*.......        1,060        14,628
  Empire District Electric
     Co.(The).................          800        11,976
  IDACORP, Inc. ..............        1,070        25,648
  ITC Holdings Corp. .........        1,170        50,930
  MGE Energy, Inc. ...........          520        15,954
  NorthWestern Corp. .........          850        17,782
  Portland General Electric
     Co. .....................        1,780        32,521
  UIL Holdings Corp. .........          600        13,854
  Unisource Energy Corp. .....          810        21,319
  Westar Energy, Inc. ........        2,480        43,474
                                              -----------
TOTAL ELECTRIC UTILITIES                          299,853
                                              -----------
  ELECTRICAL EQUIPMENT 1.8%
  Acuity Brands, Inc. ........          960        27,590
  Advanced Battery
     Technologies, Inc.*......        1,040         2,860
  Akeena Solar, Inc.*.........          490           544
  American Superconductor
     Corp.*...................          990        25,443
  AO Smith Corp. .............          470        14,612
  AZZ, Inc.*..................          290         8,970
  Baldor Electric Co. ........        1,090        25,288
  Beacon Power Corp.*.........        2,590         2,202
  Belden, Inc. ...............        1,100        17,732
  Brady Corp. -- Class A......        1,190        25,073
  Capstone Turbine Corp.*.....        4,109         3,287
  China BAK Battery, Inc.*....          780         1,661
  Coleman Cable, Inc.*........          190           473
  Encore Wire Corp. ..........          430         9,391
  Ener1, Inc.*................          960         5,654
  Energy Conversion Devices,
     Inc.*....................        1,070        19,667
  EnerSys*....................          650        11,083
  Evergreen Solar, Inc.*......        3,389         8,235
  Franklin Electric Co.,
     Inc. ....................          540        12,793
  FuelCell Energy, Inc.*......        1,620         5,152
  Fushi Copperweld, Inc.*.....          340         1,727
  GrafTech International,
     Ltd.*....................        2,829        24,867
  GT Solar International,
     Inc.*....................          720         5,105
  Harbin Electric, Inc.*......          180         1,436
  II-VI, Inc.*................          580        13,903
  LaBarge, Inc.*..............          290         2,393
  LSI Industries, Inc. .......          440         2,468
  Medis Technologies, Ltd.*...          740           266
  Microvision, Inc.*..........        1,610         2,995
  Orion Energy Systems,
     Inc.*....................          180           765
  Plug Power, Inc.*...........        2,749         2,722
  Polypore International,
     Inc.*....................          380         2,865
  Powell Industries, Inc.*....          180         6,478
  Power-One, Inc.*............        1,770         2,142
  PowerSecure International,
     Inc.*....................          400         1,656
  Preformed Line Products
     Co. .....................           60         2,226
  Regal-Beloit Corp. .........          760        30,879
  Ultralife Corp.*............          300         2,145
  Valence Technology, Inc.*...        1,270         2,845
  Vicor Corp. ................          460         2,470
  Woodward Governor Co. ......        1,390        27,744
                                              -----------
TOTAL ELECTRICAL EQUIPMENT                        367,807
                                              -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Agilysys, Inc. .............          540         3,256
  Anixter International,
     Inc.*....................          710        28,244
  Benchmark Electronics,
     Inc.*....................        1,600        19,408
  Brightpoint, Inc.*..........        1,180         6,148
  Checkpoint Systems, Inc.*...          940        11,421
  China Security &
     Surveillance Technology,
     Inc.*....................          740         5,017
  Cogent, Inc.*...............          970        11,000
  Cognex Corp. ...............          940        13,226


See Notes to Financial Statements.

 36


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Coherent, Inc.*.............          560       $10,640
  Comverge, Inc.*.............          520         3,988
  CPI International, Inc.*....          230         2,519
  CTS Corp. ..................          800         4,856
  Daktronics, Inc. ...........          780         7,051
  DTS, Inc.*..................          420        11,193
  Echelon Corp.*..............          700         5,572
  Electro Rent Corp. .........          480         4,594
  Electro Scientific
     Industries, Inc.*........          640         5,504
  Elixir Gaming Technologies,
     Inc.*....................        1,600           176
  FARO Technologies, Inc.*....          390         5,912
  Gerber Scientific, Inc.*....          560         2,212
  ICx Technologies, Inc.*.....          320         1,197
  Insight Enterprises, Inc.*..        1,110         6,349
  IPG Photonics Corp.*........          450         5,027
  L-1 Identity Solutions,
     Inc.*....................        1,710        12,517
  Littelfuse, Inc.*...........          510         8,359
  Maxwell Technologies,
     Inc.*....................          470         4,813
  Measurement Specialties,
     Inc.*....................          340         2,309
  Mercury Computer Systems,
     Inc.*....................          540         4,385
  Methode Electronics, Inc. ..          900         5,418
  MTS Systems Corp. ..........          420         8,875
  Multi-Fineline Electronix,
     Inc.*....................          210         4,215
  Newport Corp.*..............          850         4,242
  OSI Systems, Inc.*..........          370         6,937
  Park Electrochemical
     Corp. ...................          480         9,888
  PC Connection, Inc.*........          220         1,089
  PC Mall, Inc.*..............          260         1,664
  Plexus Corp.*...............          940        20,821
  Radisys Corp.*..............          530         3,800
  Rofin-Sinar Technologies,
     Inc.*....................          700        14,917
  Rogers Corp.*...............          370         9,416
  Sanmina-SCI Corp.*..........       12,558         7,032
  Scansource, Inc.*...........          620        15,320
  Smart Modular Technologies
     WWH, Inc.*...............        1,050         2,583
  SYNNEX Corp.*...............          410         8,827
  Technitrol, Inc. ...........          970         3,948
  TTM Technologies, Inc.*.....        1,010         7,494
  Universal Display Corp.*....          680         7,677
  Zygo Corp.*.................          360         1,807
                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS          352,863
                                              -----------
  ENERGY EQUIPMENT & SERVICES 1.0%
  Allis-Chalmers Energy,
     Inc.*....................          660         1,274
  Basic Energy Services,
     Inc.*....................          980         9,996
  Bolt Technology Corp.*......          200         2,034
  Bristow Group, Inc.*........          570        12,973
  Bronco Drilling Co., Inc.*..          620         3,404
  Cal Dive International,
     Inc.*....................        1,050         8,316
  CARBO Ceramics, Inc. .......          490        15,048
  Complete Production
     Services, Inc.*..........        1,140         7,615
  Dawson Geophysical Co.*.....          180         3,539
  Dril-Quip, Inc.*............          730        25,097
  ENGlobal Corp.*.............          640         3,693
  Geokinetics, Inc.*..........          110           518
  Gulf Island Fabrication,
     Inc. ....................          290         3,753
  Gulfmark Offshore, Inc.*....          530        14,246
  Hornbeck Offshore Services,
     Inc.*....................          550        12,777
  ION Geophysical Corp.*......        2,120         5,300
  Lufkin Industries, Inc. ....          350        12,215
  Matrix Service Co.*.........          620         5,940
  Mitcham Industries, Inc.*...          230         1,035
  NATCO Group, Inc. -- Class
     A*.......................          470        11,308
  Natural Gas Services Group,
     Inc.*....................          290         2,894
  Newpark Resources, Inc.*....        2,130         5,964
  OYO Geospace Corp.*.........          100         1,590
  Parker Drilling Co.*........        2,670         7,369
  PHI, Inc.*..................          320         3,622
  Pioneer Drilling Co.*.......        1,180         5,900
  RPC, Inc. ..................          690         7,383
  Sulphco, Inc.*..............        1,370         1,233
  Superior Well Services,
     Inc.*....................          390         4,173
  T-3 Energy Services, Inc.*..          300         4,029
  Trico Marine Services,
     Inc.*....................          300         1,164
  Union Drilling, Inc.*.......          300         1,797
  Willbros Group, Inc.*.......          920        10,543
                                              -----------
TOTAL ENERGY EQUIPMENT & SERVICES                 217,742
                                              -----------
  FOOD & STAPLES RETAILING 0.8%
  Andersons, Inc.(The)........          430         6,910
  Arden Group, Inc. -- Class
     A........................           30         3,510
  Casey's General Stores,
     Inc. ....................        1,200        31,932
  Great Atlantic & Pacific Tea
     Co., Inc.*...............          830         6,092
  Ingles Markets,
     Inc. -- Class A..........          300         4,683
  Nash Finch Co. .............          300         8,787
  Pantry, Inc.(The)*..........          530        12,519
  Pricesmart, Inc. ...........          340         6,069
  Ruddick Corp. ..............        1,000        25,660
  Spartan Stores, Inc. .......          520         8,460
  Susser Holdings Corp.*......          180         2,601
  United Natural Foods,
     Inc.*....................        1,010        23,008
  Village Super
     Market -- Class A........          150         4,647
  Weis Markets, Inc. .........          260         9,617
  Winn-Dixie Stores, Inc.*....        1,280        14,669
                                              -----------
TOTAL FOOD & STAPLES RETAILING                    169,164
                                              -----------
  FOOD PRODUCTS 1.7%
  AgFeed Industries, Inc.*....          550         2,013
  Alico, Inc. ................           80         2,122
  American Dairy, Inc.*.......          170         2,688
  B&G Foods, Inc. -- Class A..          440         2,693
  Cal-Maine Foods, Inc. ......          310         8,206
  Calavo Growers, Inc. .......          250         3,553
  Chiquita Brands
     International, Inc.*.....        1,020         7,721
  Darling International,
     Inc.*....................        1,930        11,040
  Diamond Foods, Inc. ........          380         9,952
  Farmer Brothers Co. ........          160         3,160
  Flowers Foods, Inc. ........        1,830        42,273
  Fresh Del Monte Produce,
     Inc.*....................          990        14,375
  Green Mountain Coffee
     Roasters, Inc.*..........          410        29,647
  Griffin Land & Nurseries,
     Inc. ....................           80         2,490
  Hain Celestial Group,
     Inc.*....................          960        16,022
  HQ Sustainable Maritime
     Industries, Inc.*........          160         1,493
  Imperial Sugar Co. .........          280         1,834
  J&J Snack Foods Corp. ......          340        13,178
  Lancaster Colony Corp. .....          480        21,024
  Lance, Inc. ................          640        14,822
  Lifeway Foods, Inc.*........          110           992
  Omega Protein Corp.*........          430         1,372
  Ralcorp Holdings, Inc.*.....        1,330        76,023
  Reddy Ice Holdings, Inc. ...          420           945
  Sanderson Farms, Inc. ......          480        19,152
  Smart Balance, Inc.*........        1,480        10,404
  Synutra International,
     Inc.*....................          250         2,110
  Tootsie Roll Industries,
     Inc. ....................          580        14,123


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  TreeHouse Foods, Inc.*......          740       $19,677
  Zhongpin, Inc.*.............          440         3,850
                                              -----------
TOTAL FOOD PRODUCTS                               358,954
                                              -----------
  GAS UTILITIES 1.1%
  Chesapeake Utilities
     Corp. ...................          160         4,686
  Laclede Group, Inc. ........          520        18,033
  New Jersey Resources
     Corp. ...................          990        32,591
  Nicor, Inc. ................        1,070        34,390
  Northwest Natural Gas Co. ..          630        25,767
  Piedmont Natural Gas Co.,
     Inc. ....................        1,740        42,491
  South Jersey Industries,
     Inc. ....................          700        24,297
  Southwest Gas Corp. ........        1,020        20,614
  WGL Holdings, Inc. .........        1,170        36,434
                                              -----------
TOTAL GAS UTILITIES                               239,303
                                              -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
  Abaxis, Inc.*...............          510         7,711
  Abiomed, Inc.*..............          800         5,336
  Accuray, Inc.*..............          850         5,143
  Align Technology, Inc.*.....        1,390        17,250
  Alphatec Holdings, Inc.*....          590         1,210
  American Medical Systems
     Holdings, Inc.*..........        1,720        21,276
  Analogic Corp. .............          320        11,648
  Angiodynamics, Inc.*........          570         7,222
  Atrion Corp. ...............           40         3,582
  Cantel Medical Corp.*.......          300         4,239
  Cardiac Science Corp.*......          460         1,357
  Conceptus, Inc.*............          710         9,613
  CONMED Corp.*...............          680         9,058
  CryoLife, Inc.*.............          660         3,584
  Cyberonics, Inc.*...........          560         7,414
  Cynosure, Inc. -- Class A*..          230         1,408
  DexCom, Inc.*...............          960         4,301
  ev3, Inc.*..................        1,660        13,878
  Exactech, Inc.*.............          180         2,385
  Greatbatch, Inc.*...........          540        11,362
  Haemonetics Corp.*..........          610        31,494
  Hansen Medical, Inc.*.......          400         2,148
  I-Flow Corp.*...............          510         2,550
  ICU Medical, Inc.*..........          280        10,528
  Immucor, Inc.*..............        1,660        27,041
  Insulet Corp.*..............          430         2,473
  Integra LifeSciences
     Holdings Corp.*..........          420        10,844
  Invacare Corp. .............          760        11,696
  IRIS International, Inc.*...          440         4,915
  Kensey Nash Corp.*..........          170         3,560
  Masimo Corp.*...............        1,090        31,501
  Medical Action Industries,
     Inc.*....................          330         3,201
  Meridian Bioscience, Inc. ..          950        16,511
  Merit Medical Systems,
     Inc.*....................          650        10,081
  Micrus Endovascular Corp.*..          370         2,560
  Natus Medical, Inc.*........          650         5,707
  Neogen Corp.*...............          340         7,708
  NuVasive, Inc.*.............          840        31,836
  NxStage Medical, Inc.*......          610         1,366
  OraSure Technologies,
     Inc.*....................        1,110         4,018
  Orthofix International NV*..          400         6,820
  Orthovita, Inc.*............        1,570         4,616
  Palomar Medical
     Technologies, Inc.*......          430         3,702
  Quidel Corp.*...............          670         7,799
  RTI Biologics, Inc.*........        1,270         4,496
  Sirona Dental Systems,
     Inc.*....................          400         6,544
  Somanetics Corp.*...........          280         4,539
  SonoSite, Inc.*.............          400         7,216
  Spectranetics Corp.*........          750         2,925
  Stereotaxis, Inc.*..........          730         2,438
  STERIS Corp. ...............        1,390        33,499
  SurModics, Inc.*............          360         7,812
  Symmetry Medical, Inc.*.....          840         6,098
  Synovis Life Technologies,
     Inc.*....................          270         4,099
  Thoratec Corp.*.............        1,290        37,487
  TomoTherapy, Inc.*..........          970         2,503
  TranS1, Inc.*...............          290         2,111
  Vision Sciences, Inc.*......          400           476
  Vnus Medical Technologies,
     Inc.*....................          310         6,867
  Volcano Corp.*..............        1,120        14,773
  West Pharmaceutical
     Services, Inc. ..........          770        25,140
  Wright Medical Group,
     Inc.*....................          880        12,100
  Zoll Medical Corp.*.........          490         7,879
                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES            582,654
                                              -----------
  HEALTH CARE PROVIDERS & SERVICES 2.5%
  Air Methods Corp.*..........          250         6,637
  Alliance Imaging, Inc.*.....          600         4,722
  Almost Family, Inc.*........          150         3,705
  Amedisys, Inc.*.............          630        21,130
  AMERIGROUP Corp.*...........        1,270        37,935
  AMN Healthcare Services,
     Inc.*....................          800         5,512
  Amsurg Corp.*...............          740        15,200
  Assisted Living Concepts,
     Inc. -- Class A*.........          260         5,156
  Bio-Reference Labs, Inc.*...          270         6,931
  BMP Sunstone Corp.*.........          550         2,145
  Capital Senior Living
     Corp.*...................          530         2,094
  CardioNet, Inc.*............          110         2,283
  Catalyst Health Solutions,
     Inc.*....................          780        17,589
  Centene Corp.*..............        1,030        18,921
  Chemed Corp. ...............          530        22,435
  Chindex International,
     Inc.*....................          260         2,129
  Corvel Corp.*...............          180         4,050
  Cross Country Healthcare,
     Inc.*....................          730         6,431
  Emergency Medical Services
     Corp. -- Class A*........          220         7,665
  Emeritus Corp.*.............          470         4,249
  Ensign Group, Inc. .........          200         3,100
  Five Star Quality Care,
     Inc.*....................          750         1,268
  Genoptix, Inc.*.............          200         5,816
  Gentiva Health Services,
     Inc.*....................          600         9,558
  Hanger Orthopedic Group,
     Inc.*....................          730        10,154
  Healthsouth Corp.*..........        2,080        19,490
  Healthspring, Inc.*.........        1,170        10,799
  Healthways, Inc.*...........          830         8,657
  HMS Holdings Corp.*.........          590        17,688
  inVentiv Health, Inc.*......          780         8,650
  IPC The Hospitalist Co,
     Inc.*....................          140         2,566
  Kindred Healthcare, Inc.*...          660         8,593
  Landauer, Inc. .............          220        11,656
  LHC Group, Inc.*............          350         7,987
  Magellan Health Services,
     Inc.*....................          870        25,717
  MedCath Corp.*..............          380         3,846
  Molina Healthcare, Inc.*....          320         6,928
  MWI Veterinary Supply,
     Inc.*....................          240         7,459
  National Healthcare Corp. ..          200         7,940
  National Research Corp. ....           40         1,008
  Nighthawk Radiology
     Holdings, Inc.*..........          510         1,821
  Odyssey HealthCare, Inc.*...          770         7,977
  Owens & Minor, Inc. ........          970        33,640


See Notes to Financial Statements.

 38


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  PharMerica Corp.*...........          720       $13,140
  Providence Service Corp.*...          290         2,848
  PSS World Medical, Inc.*....        1,470        21,344
  Psychiatric Solutions,
     Inc.*....................        1,310        25,401
  RadNet, Inc.*...............          500           770
  RehabCare Group, Inc.*......          430         7,181
  Res-Care, Inc.*.............          590         9,452
  Skilled Healthcare Group,
     Inc. -- Class A*.........          410         3,579
  Sun Healthcare Group,
     Inc.*....................        1,020         8,639
  Sunrise Senior Living,
     Inc.*....................        1,060         2,703
  Triple-S Mgmt Corp. -- Class
     B*.......................          310         3,974
  Universal American Corp.*...          930         9,607
  US Physical Therapy, Inc.*..          280         3,270
  Virtual Radiologic Corp.*...          160         1,466
                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES            532,611
                                              -----------
  HEALTH CARE TECHNOLOGY 0.5%
  Allscripts-Misys Healthcare
     Solutions, Inc. .........        3,449        42,837
  athenahealth, Inc.*.........          490        15,582
  Computer Programs & Systems,
     Inc. ....................          220         7,698
  Eclipsys Corp.*.............        1,290        17,028
  MedAssets, Inc.*............          430         7,413
  Omnicell, Inc.*.............          740         6,512
  Phase Forward, Inc.*........        1,010        14,403
  Vital Images, Inc.*.........          350         3,545
                                              -----------
TOTAL HEALTH CARE TECHNOLOGY                      115,018
                                              -----------
  HOTELS, RESTAURANTS & LEISURE 2.5%
  AFC Enterprises, Inc.*......          600         3,726
  Ambassadors Group, Inc. ....          450         5,490
  Ameristar Casinos, Inc. ....          600        12,312
  Bally Technologies, Inc.*...        1,290        33,772
  BJ's Restaurants, Inc.*.....          410         6,761
  Bluegreen Corp.*............          300           573
  Bob Evans Farms, Inc. ......          730        17,702
  Buffalo Wild Wings, Inc.*...          420        16,397
  California Pizza Kitchen,
     Inc.*....................          470         7,384
  CEC Entertainment, Inc.*....          480        14,621
  Cheesecake Factory,
     Inc.(The)*...............        1,410        24,492
  Churchill Downs, Inc. ......          230         8,006
  CKE Restaurants, Inc. ......        1,240        11,867
  Cracker Barrel Old Country
     Store, Inc. .............          520        16,957
  Denny's Corp.*..............        2,250         6,030
  DineEquity Inc. ............          410        13,136
  Domino's Pizza, Inc.*.......          930         8,779
  Dover Downs Gaming &
     Entertainment, Inc. .....          330         1,409
  Dover Motorsports, Inc. ....          360           572
  Einstein Noah Restaurant
     Group, Inc.*.............          100         1,079
  Gaylord Entertainment Co.*..          970        13,522
  Great Wolf Resorts, Inc.*...          640         2,362
  Isle of Capri Casinos,
     Inc.*....................          370         3,974
  Jack in the Box, Inc.*......        1,390        34,180
  Krispy Kreme Doughnuts,
     Inc.*....................        1,330         5,240
  Landry's Restaurants,
     Inc.*....................          280         2,559
  Life Time Fitness, Inc.*....          820        15,383
  Lodgian, Inc.*..............          380           977
  Luby's, Inc.*...............          510         2,734
  Marcus Corp. ...............          480         6,096
  Monarch Casino & Resort,
     Inc.*....................          270         2,759
  Morgans Hotel Group Co.*....          580         2,488
  O'Charleys, Inc. ...........          430         2,997
  P.F. Chang's China Bistro,
     Inc.*....................          570        17,203
  Papa John's International,
     Inc.*....................          520        13,801
  Peet's Coffee & Tea, Inc.*..          310         8,457
  Pinnacle Entertainment,
     Inc.*....................        1,420        17,722
  Red Robin Gourmet Burgers,
     Inc.*....................          370         9,083
  Rick's Cabaret
     International, Inc.*.....          160           954
  Riviera Holdings Corp.*.....          240           362
  Ruby Tuesday, Inc.*.........        1,220         9,370
  Ruth's Hospitality Group
     Inc*.....................          480         1,738
  Shuffle Master, Inc.*.......        1,250         4,762
  Sonic Corp.*................        1,420        15,506
  Speedway Motorsports,
     Inc. ....................          320         4,800
  Steak n Shake Co.(The)*.....          680         7,861
  Texas Roadhouse,
     Inc. -- Class A*.........        1,170        13,315
  Town Sports International
     Holdings, Inc.*..........          350         1,207
  Vail Resorts, Inc.*.........          700        20,440
  Wendy's/Arby's Group,
     Inc. -- Class A..........        9,378        46,890
  WMS Industries, Inc.*.......        1,040        33,394
                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE               533,201
                                              -----------
  HOUSEHOLD DURABLES 0.9%
  American Greetings
     Corp. -- Class A.........        1,070         8,400
  Beazer Homes USA, Inc.*.....          930         2,344
  Blyth, Inc. ................          140         6,171
  Brookfield Homes Corp. .....          220         1,155
  Cavco Industries, Inc.*.....          150         3,516
  Champion Enterprises,
     Inc.*....................        1,840         1,067
  CSS Industries, Inc. .......          170         3,376
  Ethan Allen Interiors,
     Inc. ....................          580         7,801
  Furniture Brands
     International, Inc. .....          980         3,097
  Helen of Troy, Ltd.*........          710        11,325
  Hooker Furniture Corp. .....          220         2,578
  Hovnanian Enterprises,
     Inc. -- Class A*.........        1,100         3,047
  iRobot Corp.*...............          420         4,817
  La-Z-Boy, Inc. .............        1,220         3,245
  M/I Homes, Inc. ............          330         5,039
  Meritage Homes Corp.*.......          730        15,191
  National Presto Industries,
     Inc. ....................          110         7,839
  Palm Harbor Homes, Inc.*....          230           699
  Russ Berrie & Co., Inc.*....          400           764
  Ryland Group, Inc. .........        1,000        20,710
  Sealy Corp.*................        1,050         3,717
  Skyline Corp. ..............          160         3,317
  Standard Pacific Corp.*.....        2,380         4,451
  Tempur-Pedic International,
     Inc. ....................        1,770        22,762
  Tupperware Brands Corp. ....        1,470        36,794
  Universal Electronics,
     Inc.*....................          330         6,184
                                              -----------
TOTAL HOUSEHOLD DURABLES                          189,406
                                              -----------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden & Pet
     Co. -- Class A*..........        1,520        13,787
  WD-40 Co. ..................          390        10,553
                                              -----------
TOTAL HOUSEHOLD PRODUCTS                           24,340
                                              -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  Black Hills Corp. ..........          910        18,091
  Ormat Technologies, Inc. ...          420        14,784
  Synthesis Energy Systems,
     Inc.*....................          600           444
  U S Geothermal, Inc.*.......        1,470         1,279
                                              -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS                                          34,598
                                              -----------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  INDUSTRIAL CONGLOMERATES 0.2%
  Otter Tail Corp. ...........          840       $18,631
  Raven Industries, Inc. .....          380         9,082
  Seaboard Corp. .............           10         9,350
  Standex International
     Corp. ...................          300         4,161
  Tredegar Corp. .............          570        10,021
  United Capital Corp.*.......           50           898
                                              -----------
TOTAL INDUSTRIAL CONGLOMERATES                     52,143
                                              -----------
  INSURANCE 3.1%
  Ambac Financial Group,
     Inc. ....................        6,789         6,178
  American Equity Investment
     Life Holding Co. ........        1,290         7,263
  American Physicians Capital,
     Inc. ....................          180         7,499
  American Safety Insurance
     Holdings Ltd.*...........          250         2,845
  Amerisafe, Inc.*............          450         6,912
  Amtrust Financial Services,
     Inc. ....................          370         3,378
  Argo Group International
     Holdings, Ltd.*..........          730        20,433
  Aspen Insurance Holdings,
     Ltd. ....................        2,020        47,632
  Assured Guaranty, Ltd. .....        1,320        12,751
  Baldwin & Lyons,
     Inc. -- Class B..........          200         4,010
  Citizens, Inc.*.............          940         6,777
  CNA Surety Corp.*...........          400         7,700
  Crawford & Co. -- Class B*..          570         3,391
  Delphi Financial
     Group -- Class A.........          980        16,925
  Donegal Group, Inc. -- Class
     A........................          280         4,099
  eHealth, Inc.*..............          590        11,322
  EMC Insurance Group, Inc. ..          140         3,172
  Employers Holdings, Inc. ...        1,170         9,758
  Enstar Group, Ltd.*.........          130         9,274
  FBL Financial Group,
     Inc. -- Class A..........          300         1,725
  First Acceptance Corp.*.....          410         1,046
  First Mercury Financial
     Corp.*...................          340         4,495
  Flagstone Reinsurance
     Holdings, Ltd. ..........          710         6,575
  Fpic Insurance Group,
     Inc.*....................          180         5,497
  Greenlight Capital Re,
     Ltd.*....................          680        10,526
  Hallmark Financial
     Services*................          140           941
  Harleysville Group, Inc. ...          310         8,965
  Hilltop Holdings, Inc.*.....        1,070        12,123
  Horace Mann Educators
     Corp. ...................          960         8,429
  Independence Holding Co. ...          150           776
  Infinity Property & Casualty
     Corp. ...................          340        11,982
  IPC Holdings, Ltd. .........        1,320        34,373
  Kansas City Life Insurance
     Co. .....................          110         2,423
  Maiden Holdings Ltd. .......        1,160         5,232
  Max Capital Group, Ltd. ....        1,340        22,177
  Meadowbrook Insurance Group,
     Inc. ....................        1,310         7,794
  Montpelier Re Holdings,
     Ltd. ....................        2,210        27,537
  National Financial Partners
     Corp. ...................          930         6,566
  National Interstate Corp. ..          150         2,423
  National Western Life
     Insurance Co. -- Class
     A........................           50         5,694
  Navigators Group, Inc.*.....          310        14,068
  NYMAGIC, Inc. ..............          110         1,297
  Odyssey Re Holdings Corp. ..          520        19,911
  Phoenix Cos., Inc. .........        2,709         4,226
  Platinum Underwriters
     Holdings, Ltd. ..........        1,260        36,250
  PMA Capital Corp. -- Class
     A*.......................          750         2,812
  Presidential Life Corp. ....          510         5,452
  ProAssurance Corp.*.........          760        33,394
  RLI Corp. ..................          440        21,133
  Safety Insurance Group,
     Inc. ....................          380        12,559
  SeaBright Insurance
     Holdings, Inc.*..........          500         4,640
  Selective Insurance Group,
     Inc. ....................        1,260        18,598
  State Auto Financial
     Corp. ...................          340         5,518
  Stewart Information Services
     Corp. ...................          400         9,044
  Tower Group, Inc. ..........          850        23,111
  United America Indemnity,
     Ltd. -- Class A*.........          830         4,208
  United Fire & Casualty
     Co. .....................          540        10,082
  Validus Holdings, Ltd. .....        1,520        34,048
  Zenith National Insurance
     Corp. ...................          880        20,055
                                              -----------
TOTAL INSURANCE                                   659,024
                                              -----------
  INTERNET & CATALOG RETAIL 0.5%
  1-800-FLOWERS.COM,
     Inc. -- Class A*.........          620         1,810
  Bidz.com, Inc.*.............          140           577
  Blue Nile, Inc.*............          320        13,619
  Drugstore.Com*..............        1,980         3,069
  Gaiam, Inc. -- Class A*.....          430         2,503
  NetFlix, Inc.*..............          950        43,044
  NutriSystem, Inc. ..........          720         9,893
  Orbitz Worldwide, Inc.*.....          870         1,653
  Overstock.com, Inc.*........          360         4,853
  PetMed Express, Inc.*.......          560         9,105
  Shutterfly, Inc.*...........          470         6,021
  Stamps.com, Inc.*...........          300         2,808
                                              -----------
TOTAL INTERNET & CATALOG RETAIL                    98,955
                                              -----------
  INTERNET SOFTWARE & SERVICES 1.9%
  Art Technology Group,
     Inc.*....................        3,049         9,574
  AsiaInfo Holdings, Inc.*....          820        13,735
  Bankrate, Inc.*.............          300         7,500
  Chordiant Software, Inc.*...          710         2,272
  comScore, Inc.*.............          430         5,487
  Constant Contact, Inc.*.....          480         7,646
  DealerTrack Holdings,
     Inc.*....................          940        14,269
  Dice Holdings, Inc.*........          370         1,458
  Digital River, Inc.*........          880        33,810
  DivX, Inc.*.................          640         3,283
  EarthLink, Inc.*............        2,600        19,708
  GSI Commerce, Inc.*.........          560         7,958
  HSW International, Inc.*....          660           152
  InfoSpace, Inc.*............          810         5,370
  Internap Network Services
     Corp.*...................        1,190         3,308
  Internet Brands,
     Inc. -- Class A*.........          520         3,188
  Internet Capital Group,
     Inc.*....................          870         4,724
  j2 Global Communications,
     Inc.*....................        1,050        25,189
  Keynote Systems, Inc.*......          330         2,544
  Knot, Inc.(The)*............          700         6,349
  Limelight Networks, Inc.*...          680         3,332
  Liquidity Services, Inc.*...          350         2,636
  LoopNet, Inc.*..............          690         5,927
  Marchex, Inc. -- Class B....          500         2,260
  MercadoLibre, Inc.*.........          600        16,398
  ModusLink Global Solutions,
     Inc.*....................        1,090         4,033
  Move, Inc.*.................        3,039         6,230
  NIC, Inc. ..................          940         5,076
  Omniture, Inc.*.............        1,560        19,219
  Perficient, Inc.*...........          760         5,297
  Rackspace Hosting, Inc.*....          410         3,768
  RealNetworks, Inc.*.........        2,030         4,994
  S1 Corp.*...................        1,110         6,882
  SAVVIS, Inc.*...............          890        10,128
  SonicWALL, Inc.*............        1,260         6,842
  SupportSoft, Inc.*..........        1,100         2,475
  Switch & Data Facilities
     Co., Inc.*...............          490         5,669
  TechTarget, Inc.*...........          330         1,323


See Notes to Financial Statements.

 40


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Terremark Worldwide, Inc.*..        1,250        $4,863
  TheStreet.com, Inc. ........          430           916
  United Online, Inc. ........        1,820         9,646
  ValueClick, Inc.*...........        2,050        21,730
  Vignette Corp.*.............          580         4,791
  VistaPrint, Ltd.*...........        1,040        35,724
  Vocus, Inc.*................          380         6,460
  Web.com Group, Inc.*........          650         2,704
  Websense, Inc.*.............        1,070        19,078
                                              -----------
TOTAL INTERNET SOFTWARE & SERVICES                395,925
                                              -----------
  IT SERVICES 1.6%
  Acxiom Corp. ...............        1,450        13,992
  CACI International,
     Inc. -- Class A*.........          710        28,080
  Cass Information Systems,
     Inc. ....................          160         5,397
  China Information Security
     Technology, Inc*.........          540         1,642
  Ciber, Inc.*................        1,440         4,651
  CSG Systems International,
     Inc.*....................          830        12,035
  Cybersource Corp.*..........        1,630        23,814
  Euronet Worldwide, Inc.*....        1,120        18,122
  ExlService Holdings, Inc.*..          340         3,165
  Forrester Research, Inc.*...          370         9,402
  Gartner, Inc.*..............        1,400        18,914
  Gevity HR, Inc. ............          580         2,297
  Global Cash Access Holdings,
     Inc.*....................          950         5,766
  Hackett Group Inc (The)*....          970         2,183
  Heartland Payment Systems,
     Inc. ....................          580         4,663
  iGate Corp. ................          520         1,971
  infoGROUP, Inc.*............          780         3,159
  Integral Systems, Inc.*.....          400         2,652
  Mantech International
     Corp. -- Class A*........          490        17,733
  MAXIMUS, Inc. ..............          420        16,939
  NCI, Inc. -- Class A*.......          150         3,654
  Ness Technologies, Inc.*....          930         3,432
  Online Resources Corp.*.....          680         2,917
  Perot Systems Corp. -- Class
     A*.......................        2,050        28,823
  RightNow Technologies,
     Inc.*....................          620         4,681
  Safeguard Scientifics,
     Inc.*....................        2,879         2,620
  Sapient Corp.*..............        2,080        10,670
  SRA International,
     Inc. -- Class A*.........        1,010        15,544
  Syntel, Inc. ...............          310         8,593
  TeleTech Holdings, Inc.*....          860        11,412
  TNS, Inc.*..................          580         9,773
  VeriFone Holdings, Inc.*....        1,620        12,166
  Virtusa Corp.*..............          210         1,342
  Wright Express Corp.*.......          920        21,050
                                              -----------
TOTAL IT SERVICES                                 333,254
                                              -----------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Brunswick Corp. ............        2,070        12,379
  Callaway Golf Co. ..........        1,570        11,853
  JAKKS Pacific, Inc.*........          650         8,223
  Leapfrog Enterprises,
     Inc.*....................          780         1,396
  Marine Products Corp. ......          240         1,116
  Nautilus, Inc.*.............          540           540
  Polaris Industries, Inc. ...          780        26,091
  Pool Corp. .................        1,130        20,182
  RC2 Corp.*..................          410         4,637
  Smith & Wesson Holding
     Corp.*...................          890         6,381
  Steinway Musical
     Instruments*.............          160         2,149
                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                 94,947
                                              -----------
  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Accelrys, Inc.*.............          630         2,835
  Affymetrix, Inc.*...........        1,640         7,692
  Albany Molecular Research,
     Inc.*....................          550         5,368
  AMAG Pharmaceuticals,
     Inc.*....................          400        17,940
  Bio-Rad Laboratories,
     Inc. -- Class A*.........          450        31,360
  Bruker Corp.*...............        1,190         7,830
  Caliper Life Sciences,
     Inc.*....................        1,130         1,627
  Cambrex Corp.*..............          690         1,608
  Clinical Data, Inc.*........          270         3,459
  Dionex Corp.*...............          430        27,090
  Enzo Biochem, Inc.*.........          760         3,116
  eResearchTechnology, Inc.*..        1,020         5,171
  Exelixis, Inc.*.............        2,490        12,276
  Kendle International,
     Inc.*....................          310         2,759
  Life Sciences Research,
     Inc.*....................          220         1,487
  Luminex Corp.*..............          980        16,082
  Nektar Therapeutics*........        2,190        12,264
  Parexel International
     Corp.*...................        1,340        13,279
  Sequenom, Inc.*.............        1,440         5,213
  Varian, Inc.*...............          700        23,114
                                              -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES              201,570
                                              -----------
  MACHINERY 2.5%
  3D Systems Corp.*...........          420         2,944
  Actuant Corp. -- Class A....        1,320        16,183
  Alamo Group, Inc. ..........          150         1,689
  Albany International
     Corp. -- Class A.........          700         6,496
  Altra Holdings, Inc.*.......          620         3,391
  American Railcar Industries,
     Inc. ....................          220         2,006
  Ampco-Pittsburgh Corp. .....          200         4,872
  Astec Industries, Inc.*.....          430        13,253
  Badger Meter, Inc. .........          350        13,636
  Barnes Group, Inc. .........        1,130        16,001
  Blount International,
     Inc.*....................          900         5,760
  Briggs & Stratton Corp. ....        1,170        17,410
  Cascade Corp. ..............          210         5,076
  Chart Industries, Inc.*.....          670         9,266
  China Fire & Security Group,
     Inc.*....................          330         3,633
  CIRCOR International,
     Inc. ....................          400        10,292
  CLARCOR, Inc. ..............        1,190        36,985
  Colfax Corp.*...............          510         4,401
  Columbus McKinnon Corp.*....          450         5,832
  Commercial Vehicle Group,
     Inc.*....................          510           490
  Dynamic Materials Corp. ....          300         4,812
  Energy Recovery, Inc.*......          350         2,758
  EnPro Industries, Inc.*.....          480         7,661
  ESCO Technologies, Inc.*....          610        25,364
  Federal Signal Corp. .......        1,140         8,858
  Flanders Corp.*.............          380         2,018
  Flow International Corp.*...          890         1,620
  Force Protection, Inc.*.....        1,620        12,344
  FreightCar America, Inc. ...          280         5,384
  Gorman-Rupp Co. ............          340         7,242
  Graham Corp. ...............          230         2,875
  Greenbrier Cos., Inc. ......          390         3,319
  Hurco Cos., Inc.*...........          150         2,300
  K-Tron International,
     Inc.*....................           60         4,825
  Kadant, Inc.*...............          310         3,825
  Kaydon Corp. ...............          810        25,888
  Key Technology, Inc.*.......          120         1,265
  LB Foster Co. -- Class A*...          240         7,860
  Lindsay Corp. ..............          280        10,895
  Lydall, Inc.*...............          390         1,673
  Met-Pro Corp. ..............          360         3,668


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Middleby Corp.*.............          430       $18,821
  Mueller Industries, Inc. ...          880        19,334
  Mueller Water Products,
     Inc. -- Class A..........        2,720        11,397
  NACCO Industries,
     Inc. -- Class A..........          140         5,355
  NN, Inc. ...................          380           498
  Nordson Corp. ..............          800        29,024
  Omega Flex, Inc. ...........           70         1,082
  PMFG, Inc.*.................          310         1,866
  RBC Bearings, Inc.*.........          520         9,620
  Robbins & Myers, Inc. ......          660        12,507
  Sauer-Danfoss, Inc. ........          260         1,079
  Sun Hydraulics Corp. .......          280         5,068
  Tecumseh Products
     Co. -- Class A*..........          390         3,982
  Tennant Co. ................          390         5,799
  Thermadyne Holdings Corp.*..          320         1,024
  Titan International, Inc. ..          810         4,900
  Trimas Corp.*...............          350           875
  Twin Disc, Inc. ............          210         1,432
  Wabash National Corp. ......          730           913
  Wabtec Corp. ...............        1,150        43,861
  Watts Water Technologies,
     Inc. -- Class A..........          690        15,359
  Xerium Technologies, Inc.*..          490           407
                                              -----------
TOTAL MACHINERY                                   520,273
                                              -----------
  MARINE 0.2%
  American Commercial Lines,
     Inc.*....................          850         4,233
  Eagle Bulk Shipping, Inc. ..        1,110         7,237
  Genco Shipping & Trading,
     Ltd. ....................          570        10,887
  Horizon Lines, Inc. -- Class
     A........................          710         3,777
  International Shipholding
     Corp. ...................          130         2,730
  TBS International, Ltd.*....          250         1,983
  Ultrapetrol Bahamas, Ltd.*..          550         2,046
                                              -----------
TOTAL MARINE                                       32,893
                                              -----------
  MEDIA 0.9%
  AH Belo Corp. -- Class A....          480           912
  Arbitron, Inc. .............          650        13,533
  Belo Corp. -- Class A.......        2,110         3,587
  Cinemark Holdings, Inc. ....          710         6,319
  CKX, Inc.*..................        1,250         6,737
  Cox Radio, Inc. -- Class
     A*.......................          560         2,688
  Crown Media Holdings,
     Inc. -- Class A*.........          260           803
  Cumulus Media, Inc. -- Class
     A*.......................          590           726
  Dolan Media Co.*............          600         7,146
  Entercom Communications
     Corp. -- Class A.........          610         1,013
  Entravision Communications
     Corp. -- Class A*........        1,330           678
  Fisher Communications,
     Inc. ....................          160         1,930
  Global Sources, Ltd.*.......          380         1,691
  Global Traffic Network,
     Inc.*....................          280         1,344
  Gray Television, Inc. ......        1,010           687
  Harte-Hanks, Inc. ..........          870         7,186
  Interactive Data Corp. .....          870        19,558
  Journal Communications,
     Inc. -- Class A..........        1,000         1,550
  Knology, Inc.*..............          670         4,757
  Lee Enterprises, Inc. ......        1,060           403
  LIN TV Corp. -- Class A*....          630         1,008
  Live Nation, Inc.*..........        1,790         6,999
  Martha Stewart Living
     Omnimedia, Inc. -- Class
     A*.......................          600         2,172
  Marvel Entertainment,
     Inc.*....................        1,160        34,614
  McClatchy Co. -- Class A....        1,350           715
  Media General, Inc. -- Class
     A........................          540         1,404
  Mediacom Communications
     Corp. -- Class A*........          930         5,292
  National CineMedia, Inc. ...        1,000        14,530
  Outdoor Channel Holdings,
     Inc.*....................          350         2,618
  Playboy Enterprises,
     Inc. -- Class B*.........          500         1,505
  Primedia, Inc. .............          600         2,340
  RCN Corp.*..................          890         3,649
  RHI Entertainment, Inc.*....          320         1,034
  Scholastic Corp. ...........          570        11,246
  Sinclair Broadcast Group,
     Inc. -- Class A..........        1,150         1,276
  Valassis Communications,
     Inc.*....................        1,140         5,894
  Value Line, Inc. ...........           30           841
  World Wrestling
     Entertainment,
     Inc. -- Class A..........          500         5,350
                                              -----------
TOTAL MEDIA                                       185,735
                                              -----------
  METALS & MINING 0.9%
  Allied Nevada Gold Corp.*...        1,070         5,778
  AM Castle & Co. ............          390         3,779
  AMCOL International Corp. ..          650        12,597
  Brush Engineered Materials,
     Inc.*....................          480         8,122
  China Direct, Inc.*.........          160           192
  China Precision Stl, Inc.*..          410           640
  Coeur d'Alene Mines Corp.*..       14,447        19,937
  Compass Minerals
     International, Inc. .....          770        37,130
  General Moly, Inc.*.........        1,480         2,250
  General Stl Hldgs, Inc.*....          250         1,455
  Haynes International,
     Inc.*....................          280         6,322
  Hecla Mining Co.*...........        5,139        12,693
  Horsehead Holding Corp.*....          830         5,926
  Kaiser Aluminum Corp. ......          370        10,930
  Olympic Steel, Inc. ........          210         3,851
  Royal Gold, Inc. ...........          690        24,950
  RTI International Metals,
     Inc.*....................          540         7,025
  Stillwater Mining Co.*......          940         4,239
  Sutor Technology Group
     Ltd.*....................          180           405
  Universal Stainless &
     Alloy*...................          160         2,144
  Worthington Industries,
     Inc. ....................        1,520        22,648
                                              -----------
TOTAL METALS & MINING                             193,013
                                              -----------
  MULTI-UTILITIES 0.3%
  Avista Corp. ...............        1,260        18,963
  CH Energy Group, Inc. ......          370        16,443
  PNM Resources, Inc. ........        2,040        17,381
                                              -----------
  TOTAL MULTI-UTILITIES.......                     52,787
                                              -----------
  MULTILINE RETAIL 0.2%
  99 Cents Only Stores*.......        1,110        11,921
  Dillard's, Inc. -- Class A..        1,350        10,409
  Fred's, Inc. -- Class A.....          940        12,841
  Retail Ventures, Inc.*......          680         1,768
  Tuesday Morning Corp.*......          720         2,455
                                              -----------
TOTAL MULTILINE RETAIL                             39,394
                                              -----------
  OIL, GAS & CONSUMABLE FUELS 2.6%
  Abraxas Petroleum Corp.*....          990           871
  Alon USA Energy, Inc. ......          260         3,302
  American Oil & Gas, Inc.*...          870           583
  APCO Argentina, Inc. .......           90         1,716
  Approach Resources, Inc.*...          210         1,491
  Arena Resources, Inc.*......          900        25,803
  Atlas America, Inc. ........          820        12,759
  ATP Oil & Gas Corp.*........          660         4,726


See Notes to Financial Statements.

 42


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Berry Petroleum Co. -- Class
     A........................        1,010       $16,645
  Bill Barrett Corp.*.........          870        22,603
  BMB Munai, Inc.*............          950           760
  BPZ Resources, Inc.*........        1,690         9,210
  Brigham Exploration Co.*....        1,090         2,551
  Callon Petroleum Co.*.......          500           880
  Cano Petroleum, Inc.*.......        1,120           717
  Carrizo Oil & Gas, Inc.*....          650         8,014
  Cheniere Energy, Inc.*......        1,240         4,886
  Clayton Williams Energy,
     Inc.*....................          130         3,904
  Clean Energy Fuels Corp.*...          580         4,907
  Comstock Resources, Inc.*...        1,080        37,217
  Concho Resources, Inc.*.....        1,310        35,920
  Contango Oil & Gas Co.*.....          310        11,746
  Crosstex Energy, Inc. ......          950         1,872
  CVR Energy, Inc.*...........          540         3,974
  Delek US Holdings, Inc. ....          310         3,184
  Delta Petroleum Corp.*......        1,470         4,322
  Dht Maritime, Inc. .........          930         3,915
  Double Eagle Petroleum
     Co.*.....................          190           866
  Endeavour International
     Corp.*...................        2,690         4,277
  Energy XXI Bermuda
     Limtited.................        2,839         1,476
  Evergreen Energy, Inc.*.....        2,919         3,214
  EXCO Resources, Inc.*.......        3,529        41,572
  FX Energy, Inc.*............        1,000         3,760
  Gasco Energy, Inc.*.........        2,220         1,110
  General Maritime Corp. .....        1,150        11,419
  GeoGlobal Resources, Inc.*..          900         1,269
  GeoMet, Inc.*...............          440           414
  Georesources, Inc.*.........          140           994
  GMX Resources, Inc.*........          400         4,376
  Golar LNG, Ltd. ............          840         4,528
  Goodrich Petroleum Corp.*...          530        12,153
  Gran Tierra Energy, Inc.*...        5,229        12,968
  GreenHunter Energy, Inc.*...          110           165
  Gulfport Energy Corp.*......          620         1,841
  Harvest Natural Resources,
     Inc.*....................          780         3,978
  Houston American Energy
     Corp. ...................          350           721
  International Coal Group,
     Inc.*....................        3,009         5,988
  James River Coal Co.*.......          650         9,256
  Knightsbridge Tankers,
     Ltd. ....................          400         5,292
  McMoRan Exploration Co.*....        1,420         7,796
  Meridian Resource Corp.*....        1,840           497
  National Coal Corp.*........          650           800
  Nordic American Tanker
     Shipping, Ltd. ..........          900        29,223
  Northern Oil And Gas,
     Inc.*....................          500         2,855
  Oilsands Quest, Inc.*.......        4,399         3,299
  Pacific Ethanol, Inc.*......        1,050           389
  Panhandle Oil and Gas,
     Inc. -- Class A..........          170         2,915
  Parallel Petroleum Corp.*...          980         1,303
  Penn Virginia Corp. ........          980        13,789
  Petroleum Development
     Corp.*...................          350         5,673
  Petroquest Energy, Inc.*....        1,030         3,100
  PrimeEnergy Corp.*..........           20           850
  Quest Resource Corp.*.......          650           286
  RAM Energy Resources,
     Inc.*....................        1,100           825
  Rentech, Inc.*..............        3,919         2,312
  Rex Energy Corp.*...........          400         1,524
  Rosetta Resources, Inc.*....        1,220         8,601
  Ship Finance International,
     Ltd. ....................        1,000         8,630
  Stone Energy Corp.*.........          750         3,232
  Swift Energy Co.*...........          720         7,790
  Teekay Tankers Ltd. ........          320         3,859
  Toreador Resources Corp. ...          400         1,480
  Tri-Valley Corp.*...........          530           663
  TXCO Resources, Inc.*.......          920           432
  Uranium Resources, Inc.*....        1,160         1,705
  USEC, Inc.*.................        2,630        16,280
  Vaalco Energy, Inc.*........        1,400         6,678
  Venoco, Inc.*...............          480         2,098
  Warren Resources, Inc.*.....        1,380         2,208
  Western Refining, Inc.*.....          710         8,939
  Westmoreland Coal Co.*......          220         1,870
  World Fuel Services Corp. ..          680        25,928
                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                 537,944
                                              -----------
  PAPER & FOREST PRODUCTS 0.3%
  Buckeye Technologies,
     Inc.*....................          930         4,789
  Clearwater Paper Corp.*.....          270         4,109
  Deltic Timber Corp. ........          250        10,535
  Glatfelter..................        1,070         9,502
  Kapstone Paper and Packaging
     Corp.*...................          420         1,197
  Louisiana-Pacific Corp. ....        2,440         9,931
  Mercer International,
     Inc.*....................          710           405
  Neenah Paper, Inc. .........          350         1,753
  Schweitzer-Mauduit
     International, Inc. .....          370         8,499
  Verso Paper Corp. ..........          330           347
  Wausau Paper Corp. .........        1,040         9,079
                                              -----------
TOTAL PAPER & FOREST PRODUCTS                      60,146
                                              -----------
  PERSONAL PRODUCTS 0.3%
  American Oriental
     Bioengineering, Inc.*....        1,460         6,190
  Chattem, Inc.*..............          410        22,513
  China Sky One Med, Inc.*....          190         2,681
  Elizabeth Arden, Inc.*......          580         5,023
  Inter Parfums, Inc. ........          330         2,561
  Mannatech, Inc. ............          370         1,617
  Nu Skin Enterprises,
     Inc. -- Class A..........        1,170        14,999
  Prestige Brands Holdings,
     Inc.*....................          800         5,168
  Schiff Nutrition
     International, Inc.*.....          220         1,056
  USANA Health Sciences,
     Inc.*....................          160         3,826
                                              -----------
TOTAL PERSONAL PRODUCTS                            65,634
                                              -----------
  PHARMACEUTICALS 1.0%
  Acura Pharmaceuticals,
     Inc.*....................          190         1,319
  Adolor Corp.*...............        1,090         2,452
  Akorn, Inc.*................        1,350         1,134
  Alexza Pharmaceuticals,
     Inc.*....................          560           930
  Ardea Biosciences, Inc.*....          340         4,196
  Auxilium Pharmaceuticals,
     Inc.*....................          970        22,213
  Biodel, Inc.*...............          250         1,200
  BioForm Medical, Inc.*......          520           582
  BioMimetic Therapeutics,
     Inc.*....................          310         2,669
  Cadence Pharmaceuticals,
     Inc.*....................          630         6,376
  Caraco Pharmaceutical
     Laboratories, Ltd.*......          280         1,254
  Columbia Laboratories,
     Inc.*....................        1,110         1,543
  Cypress Bioscience, Inc.*...          890         6,408
  Depomed, Inc.*..............        1,210         2,517
  Discovery Laboratories,
     Inc.*....................        2,430         2,114
  Durect Corp.*...............        1,940         4,734
  Inspire Pharmaceuticals,
     Inc.*....................        1,000         4,490
  Javelin Pharmaceuticals,
     Inc.*....................        1,160         1,554
  Jazz Pharmaceuticals,
     Inc.*....................          180            99
  KV Pharmaceutical
     Co. -- Class A*..........          780         1,092
  MAP Pharmaceuticals, Inc.*..          180           508
  Medicines Co.(The)*.........        1,230        12,275
  Medicis Pharmaceutical
     Corp. -- Class A.........        1,340        21,534
  MiddleBrook Pharmaceuticals,
     Inc.*....................          850         1,198


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Noven Pharmaceuticals,
     Inc.*....................          590        $6,089
  Obagi Medical Products,
     Inc.*....................          420         2,524
  Optimer Pharmaceuticals,
     Inc.*....................          680         9,500
  Pain Therapeutics, Inc.*....          810         3,839
  Par Pharmaceutical Cos.,
     Inc.*....................          820         8,799
  Pozen, Inc.*................          620         4,749
  Questcor Pharmaceuticals,
     Inc.*....................        1,200         5,400
  Salix Pharmaceuticals
     Ltd.*....................        1,130        12,430
  Sucampo Pharmaceuticals,
     Inc. -- Class A*.........          220         1,430
  Valeant Pharmaceuticals
     International*...........        1,510        25,307
  Viropharma, Inc.*...........        1,860        10,472
  Vivus, Inc.*................        1,630         6,536
  XenoPort, Inc.*.............          640         8,749
                                              -----------
TOTAL PHARMACEUTICALS                             210,215
                                              -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.6%
  Acadia Realty Trust.........          800        11,600
  Agree Realty Corp. .........          180         2,873
  Alexander's, Inc. ..........           50        10,904
  American Campus Communities,
     Inc. ....................        1,000        21,680
  American Capital Agency
     Corp. ...................          240         4,500
  Anthracite Capital, Inc. ...        1,390           556
  Anworth Mortgage Asset
     Corp. ...................        2,350        15,110
  Arbor Realty Trust, Inc. ...          340           955
  Ashford Hospitality Trust,
     Inc. ....................        1,880         5,678
  Associated Estates Realty
     Corp. ...................          340         1,887
  BioMed Realty Trust, Inc. ..        1,900        21,679
  Capital Trust, Inc. -- Class
     A........................          390           663
  CapLease, Inc. .............        1,060         3,148
  Capstead Mortgage Corp. ....        1,490        16,971
  Care Investment Trust,
     Inc. ....................          310         1,581
  Cedar Shopping Centers,
     Inc. ....................          910         3,267
  Chimera Investment Corp. ...        3,219        11,363
  Cogdell Spencer, Inc. ......          280         1,736
  Colonial Properties Trust...        1,120         8,109
  Corporate Office Properties
     Trust....................          990        30,254
  Cousins Properties, Inc. ...        1,030         8,704
  DCT Industrial Trust,
     Inc. ....................        4,059        17,941
  DiamondRock Hospitality
     Co. .....................        2,240        14,538
  DuPont Fabros Technology,
     Inc. ....................          310         2,632
  EastGroup Properties,
     Inc. ....................          590        19,830
  Education Realty Trust,
     Inc. ....................          670         3,142
  Entertainment Properties
     Trust....................          820        18,950
  Equity Lifestyle Properties,
     Inc. ....................          480        19,042
  Equity One, Inc. ...........          760        11,309
  Extra Space Storage, Inc. ..        2,020        14,362
  FelCor Lodging Trust,
     Inc. ....................        1,490         2,950
  First Industrial Realty
     Trust, Inc. .............        1,050         3,959
  First Potomac Realty Trust..          650         6,364
  Franklin Street Properties
     Corp. ...................        1,400        18,690
  Friedman, Billings, Ramsey
     Group, Inc. -- Class A*..        3,499           945
  Getty Realty Corp. .........          410         8,044
  Glimcher Realty Trust.......          890         2,181
  Gramercy Capital Corp. .....          990         2,138
  Hatteras Financial Corp. ...          370         8,906
  Healthcare Realty Trust,
     Inc. ....................        1,390        23,338
  Hersha Hospitality Trust....        1,140         4,161
  Highwoods Properties,
     Inc. ....................        1,500        35,985
  Home Properties, Inc. ......          750        27,330
  Inland Real Estate Corp. ...        1,360        11,941
  Investors Real Estate
     Trust....................        1,360        12,580
  Kite Realty Group Trust.....          560         1,960
  LaSalle Hotel Properties....          950        11,362
  Lexington Realty Trust......        2,000         7,700
  LTC Properties, Inc. .......          550         9,905
  Maguire Properties, Inc.*...          900           981
  Medical Properties Trust,
     Inc. ....................        1,890        10,093
  MFA Mortgage Investments,
     Inc. ....................        5,269        31,034
  Mid-America Apartment
     Communities, Inc. .......          670        24,783
  Mission West Properties.....          470         3,201
  Monmouth Real Estate
     Investment Corp. -- Class
     A........................          470         2,876
  National Health Investors,
     Inc. ....................          530        14,215
  National Retail Properties,
     Inc. ....................        1,850        32,819
  Newcastle Investment
     Corp. ...................        1,250           775
  NorthStar Realty Finance
     Corp. ...................        1,320         4,184
  Omega Healthcare Investors,
     Inc. ....................        1,940        30,497
  One Liberty Properties,
     Inc. ....................          200           817
  Parkway Properties, Inc. ...          360         4,993
  Pennsylvania Real Estate
     Investment Trust.........          830         6,433
  Post Properties, Inc. ......        1,040        13,270
  Potlatch Corp. .............          930        27,351
  PS Business Parks, Inc. ....          360        15,750
  RAIT Financial Trust........        1,470         2,176
  Ramco-Gershenson
     Properties...............          370         4,070
  Realty Income Corp. ........        2,400        53,592
  Redwood Trust, Inc. ........        1,420        23,103
  Resource Capital Corp. .....          500         1,575
  Saul Centers, Inc. .........          220         7,005
  Senior Housing Properties
     Trust....................        2,849        46,695
  Sovran Self Storage, Inc. ..          520        11,721
  Strategic Hotels & Resorts,
     Inc. ....................        1,760         1,478
  Sun Communities, Inc. ......          390         5,714
  Sunstone Hotel Investors,
     Inc. ....................        1,280         6,771
  Tanger Factory Outlet
     Centers..................          750        24,990
  U-Store-It Trust............        1,170         4,013
  Universal Health Realty
     Income Trust.............          280         8,966
  Urstadt Biddle Properties,
     Inc -- Class A...........          490         7,526
  Washington Real Estate
     Investment Trust.........        1,240        26,449
  Winthrop Realty Trust.......          260         2,288
                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)       967,607
                                              -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Avatar Holdings, Inc.*......          140         2,601
  Consolidated-Tomoka Land
     Co. .....................          130         4,523
  Forestar Real Estate Group,
     Inc.*....................          840        10,802
  FX Real Estate and
     Entertainment, Inc.*.....          240            29
  Grubb & Ellis Co. ..........          820           763
  Maui Land & Pineapple Co.,
     Inc.*....................          110           698
  Stratus Properties, Inc.*...          150         1,354
  Tejon Ranch Co.*............          260         6,032
  Thomas Properties Group,
     Inc. ....................          560         1,126
                                              -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT         27,928
                                              -----------
  ROAD & RAIL 0.7%
  Amerco, Inc.*...............          220         7,139
  Arkansas Best Corp. ........          540        12,463
  Celadon Group, Inc.*........          520         3,557
  Dollar Thrifty Automotive
     Group*...................          510         1,918
  Genesee & Wyoming,
     Inc. -- Class A*.........          730        21,900
  Greenhunter Energy, Inc. ...            3            --
  Heartland Express, Inc. ....        1,250        18,687
  Knight Transportation,
     Inc. ....................        1,350        23,868
  Marten Transport, Ltd.*.....          360         7,466
  Old Dominion Freight Line,
     Inc.*....................          650        18,297


See Notes to Financial Statements.

 44


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Patriot Transportation
     Holding, Inc.*...........           40        $2,762
  Saia, Inc.*.................          320         4,179
  Universal Truckload
     Services, Inc. ..........          140         1,725
  Werner Enterprises, Inc. ...        1,010        16,514
  YRC Worldwide, Inc.*........        1,350         4,091
                                              -----------
TOTAL ROAD & RAIL                                 144,566
                                              -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
  Actel Corp.*................          600         7,422
  Advanced Analogic
     Technologies, Inc.*......        1,020         4,896
  Advanced Energy Industries,
     Inc.*....................          780         6,575
  Amkor Technology, Inc.*.....        2,580        11,120
  Anadigics, Inc.*............        1,480         4,470
  Applied Micro Circuits
     Corp.*...................        1,530         8,338
  Atheros Communications,
     Inc.*....................        1,400        24,108
  ATMI, Inc.*.................          760        12,000
  AuthenTec, Inc.*............          590         1,097
  Axcelis Technologies,
     Inc.*....................        2,420         1,137
  Brooks Automation, Inc.*....        1,500         9,330
  Cabot Microelectronics
     Corp.*...................          560        16,134
  Cavium Networks, Inc.*......          720         9,058
  Ceva, Inc.*.................          480         3,960
  Cirrus Logic, Inc.*.........        1,540         7,161
  Cohu, Inc. .................          550         5,368
  Cymer, Inc.*................          720        20,455
  Diodes, Inc.*...............          680        10,118
  DSP Group, Inc.*............          550         3,459
  Emcore Corp.*...............        1,740         2,158
  Entegris, Inc.*.............        2,700         3,996
  Entropic Communications,
     Inc.*....................          220           403
  Exar Corp.*.................          880         5,412
  FEI Co.*....................          860        14,775
  Formfactor, Inc.*...........        1,160        20,219
  Hittite Microwave Corp.*....          460        17,094
  IXYS Corp. .................          570         5,438
  Kopin Corp.*................        1,630         4,482
  Kulicke & Soffa Industries,
     Inc.*....................        1,440         5,760
  Lattice Semiconductor
     Corp.*...................        2,729         4,748
  LTX -- Credence Corp.*......        2,959         1,450
  Mattson Technology, Inc.*...        1,170         1,346
  Micrel, Inc. ...............        1,080         8,100
  Microsemi Corp.*............        1,960        26,303
  Microtune, Inc.*............        1,280         2,675
  MIPS Technologies, Inc.*....        1,050         3,486
  MKS Instruments, Inc.*......        1,180        18,467
  Monolithic Power Systems,
     Inc.*....................          620        11,470
  Netlogic Microsystems,
     Inc.*....................          400        13,036
  NVE Corp.*..................          110         4,184
  OmniVision Technologies,
     Inc.*....................        1,210        11,507
  Pericom Semiconductor
     Corp.*...................          520         4,633
  Photronics, Inc.*...........          990         1,653
  PLX Technology, Inc.*.......          800         2,712
  PMC -- Sierra, Inc.*........        5,179        41,018
  Power Integrations, Inc. ...          650        13,845
  RF Micro Devices, Inc.*.....        6,229        13,143
  Rubicon Technology, Inc.*...          310         2,629
  Rudolph Technologies,
     Inc.*....................          720         3,766
  Semitool, Inc.*.............          530         2,518
  Semtech Corp.*..............        1,460        21,053
  Sigma Designs, Inc.*........          630         8,140
  Silicon Image, Inc.*........        1,730         4,706
  Silicon Storage Technology,
     Inc.*....................        1,850         3,422
  Sirf Technology Holdings,
     Inc.*....................        1,440         4,003
  Skyworks Solutions, Inc.*...        3,859        34,114
  Spansion, Inc. -- Class A*..        3,019           483
  Standard Microsystems
     Corp.*...................          530         8,406
  Supertex, Inc.*.............          260         6,687
  Techwell, Inc.*.............          360         2,653
  Tessera Technologies,
     Inc.*....................        1,140        16,006
  Trident Microsystems,
     Inc.*....................        1,440         1,973
  TriQuint Semiconductor,
     Inc.*....................        3,389        12,980
  Ultra Clean Holdings*.......          460           837
  Ultratech, Inc.*............          550         7,436
  Veeco Instruments, Inc.*....          750         5,430
  Volterra Semiconductor
     Corp.*...................          540         6,205
  Zoran Corp.*................        1,230        10,996
                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                       594,162
                                              -----------
  SOFTWARE 3.9%
  ACI Worldwide, Inc.*........          810        13,989
  Actuate Corp.*..............        1,060         3,922
  Advent Software, Inc.*......          370        12,299
  American Software,
     Inc. -- Class A..........          530         2,942
  ArcSight, Inc.*.............          160         2,416
  Ariba, Inc.*................        2,020        19,412
  Blackbaud, Inc. ............        1,060        16,133
  Blackboard, Inc.*...........          730        24,842
  Bottomline Technologies,
     Inc.*....................          520         4,082
  Callidus Software, Inc.*....          710         2,293
  Commvault Systems, Inc.*....        1,010        12,574
  Concur Technologies, Inc.*..        1,020        27,611
  Deltek, Inc.*...............          300         1,236
  DemandTec, Inc.*............          490         3,538
  Digimarc Corp.*.............          160         1,594
  Double-Take Software,
     Inc.*....................          410         3,329
  Ebix, Inc.*.................          150         4,170
  Entrust, Inc.*..............        1,450         2,828
  Epicor Software Corp.*......        1,400         7,728
  EPIQ Systems, Inc.*.........          840        12,995
  Fair Isaac Corp. ...........        1,150        19,343
  FalconStor Software, Inc.*..          840         3,108
  Guidance Software, Inc.*....          220           810
  i2 Technologies, Inc.*......          370         3,300
  Informatica Corp.*..........        2,090        33,231
  Interactive Intelligence,
     Inc.*....................          310         3,410
  Jack Henry & Associates,
     Inc. ....................        1,770        31,895
  JDA Software Group, Inc.*...          610         8,607
  Kenexa Corp.*...............          530         3,477
  Lawson Software, Inc.*......        2,789        15,033
  Macrovision Solutions
     Corp.*...................        1,950        39,429
  Magma Design Automation,
     Inc.*....................        1,110         1,976
  Manhattan Associates,
     Inc.*....................          580         9,640
  Mentor Graphics Corp.*......        2,150        14,448
  MICROS Systems, Inc.*.......        1,930        40,491
  MicroStrategy, Inc. -- Class
     A*.......................          210         8,171
  Monotype Imaging Holdings,
     Inc.*....................          360         1,336
  MSC.Software Corp.*.........        1,060         6,508
  Net 1 UEPS Technologies,
     Inc.*....................        1,180        19,470
  Netscout Systems, Inc.*.....          700         6,293
  NetSuite, Inc.*.............          170         2,378
  OpenTV Corp. -- Class A*....        2,060         3,028
  Opnet Technologies, Inc.*...          310         2,666
  Parametric Technology
     Corp.*...................        2,729        30,428
  Pegasystems, Inc. ..........          340         5,940
  Phoenix Technologies Ltd.*..          690         1,967
  Progress Software Corp.*....          980        20,766
  PROS Holdings, Inc.*........          300         1,938
  QAD, Inc. ..................          290           771


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Quality Systems, Inc. ......          410       $21,984
  Quest Software, Inc.*.......        1,560        22,667
  Radiant Systems, Inc.*......          650         4,791
  Renaissance Learning,
     Inc. ....................          230         2,208
  Smith Micro Software,
     Inc.*....................          720         6,192
  Solera Holdings, Inc.*......        1,310        29,894
  Sonic Solutions, Inc.*......          520         1,144
  Sourcefire, Inc.*...........          470         5,090
  SPSS, Inc.*.................          420        12,978
  SuccessFactors, Inc.*.......          580         5,052
  Sybase, Inc.*...............        1,880        63,845
  Symyx Technologies*.........          800         3,872
  Synchronoss Technologies,
     Inc.*....................          490         6,507
  Take-Two Interactive
     Software, Inc. ..........        1,820        16,526
  Taleo Corp. Class A*........          620         7,446
  TeleCommunication Systems,
     Inc. -- Class A*.........          850         8,338
  THQ, Inc.*..................        1,580         5,404
  TIBCO Software, Inc.*.......        4,139        26,158
  Tivo, Inc.*.................        2,410        18,075
  Tyler Technologies, Inc.*...          840        13,860
  Ultimate Software Group,
     Inc.*....................          580        10,863
  Unica Corp.*................          330         1,581
  Vasco Data Security
     International, Inc.*.....          640         4,429
  Wind River Systems, Inc.*...        1,610        11,801
                                              -----------
TOTAL SOFTWARE                                    830,496
                                              -----------
  SPECIALTY RETAIL 3.0%
  Aaron Rents, Inc. ..........        1,070        35,909
  Aeropostale, Inc.*..........        1,580        53,673
  America's Car-Mart, Inc.*...          240         3,893
  Asbury Automotive Group,
     Inc. ....................          760         7,349
  Bebe Stores, Inc. ..........          910         8,372
  Big 5 Sporting Goods
     Corp. ...................          520         4,280
  Blockbuster, Inc. -- Class
     A*.......................        4,189         3,351
  Borders Group, Inc.*........        1,430         3,904
  Brown Shoe Co., Inc. .......        1,000         6,430
  Buckle, Inc.(The)...........          550        20,553
  Build-A-Bear Workshop,
     Inc.*....................          390         2,129
  Cabela's, Inc.*.............          930        11,913
  Cache, Inc.*................          270         1,229
  Casual Male Retail Group,
     Inc.*....................          880         1,118
  Cato Corp. -- Class A.......          650        12,493
  Charlotte Russe Holding,
     Inc.*....................          490         6,149
  Charming Shoppes, Inc.*.....        2,680         9,353
  Chico's FAS, Inc.*..........        4,179        31,928
  Children's Place Retail
     Stores, Inc.(The)*.......          550        15,642
  Christopher & Banks Corp. ..          830         4,615
  Citi Trends, Inc.*..........          340         8,350
  Coldwater Creek, Inc.*......        1,350         4,658
  Collective Brands, Inc.*....        1,510        21,925
  Conn's, Inc.*...............          230         3,781
  Dress Barn, Inc.*...........        1,060        16,048
  DSW, Inc. -- Class A*.......          320         3,478
  Finish Line, Inc. -- Class
     A........................        1,010         8,585
  Genesco, Inc.*..............          450        10,251
  Group 1 Automotive, Inc. ...          550        11,715
  Gymboree Corp.*.............          670        23,048
  Haverty Furniture Cos.,
     Inc. ....................          420         4,557
  hhgregg, Inc.*..............          300         4,980
  Hibbett Sports, Inc.*.......          670        13,969
  Hot Topic, Inc.*............        1,030        12,607
  J. Crew Group, Inc.*........        1,000        17,210
  Jo-Ann Stores, Inc.*........          600        10,992
  Jos. A. Bank Clothiers,
     Inc.*....................          430        17,389
  Lumber Liquidators, Inc.*...          220         3,291
  MarineMax, Inc.*............          390         1,775
  Men's Wearhouse, Inc.(The)..        1,220        22,741
  Midas, Inc.*................          330         3,300
  Monro Muffler, Inc. ........          390         9,738
  New York & Co, Inc.*........          550         3,190
  Pacific Sunwear of
     California, Inc.*........        1,560         6,318
  PEP Boys-Manny Moe & Jack...        1,000         7,400
  Pier 1 Imports, Inc.*.......        2,110         3,946
  Rent-A-Center, Inc.*........        1,580        30,415
  Rex Stores Corp.*...........          190         2,261
  Sally Beauty Holdings,
     Inc.*....................        2,230        16,502
  Shoe Carnival, Inc.*........          210         2,449
  Sonic Automotive,
     Inc. -- Class A..........          620         3,199
  Stage Stores, Inc. .........          910        11,147
  Stein Mart, Inc.*...........          600         2,622
  Syms Corp.*.................          160           906
  Systemax, Inc.*.............          260         4,384
  Talbots, Inc. ..............          580         1,369
  Tractor Supply Co.*.........          790        31,900
  Tween Brands, Inc.*.........          590         1,723
  Ulta Salon Cosmetics &
     Fragrance, Inc.*.........          480         4,200
  Wet Seal, Inc.(The) -- Class
     A*.......................        2,180         8,306
  Zale Corp.*.................          760         2,827
  Zumiez, Inc.*...............          460         5,548
                                              -----------
TOTAL SPECIALTY RETAIL                            629,283
                                              -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.4%
  American Apparel, Inc.*.....          800         5,400
  Carter's, Inc.*.............        1,340        28,649
  Cherokee, Inc. .............          180         3,289
  Columbia Sportswear Co. ....          290         8,909
  Crocs, Inc.*................        1,970         4,433
  Deckers Outdoor Corp.*......          310        17,521
  FGX International Holdings,
     Ltd.*....................          330         3,802
  Fossil, Inc.*...............        1,070        21,571
  Fuqi Intl, Inc.*............          230         1,444
  G-III Apparel Group, Ltd.*..          310         2,486
  Iconix Brand Group, Inc.*...        1,360        19,394
  K-Swiss, Inc. -- Class A....          610         6,124
  Kenneth Cole Productions,
     Inc. -- Class A..........          210         1,453
  Lululemon Athletica, Inc.*..          460         6,417
  Maidenform Brands, Inc.*....          530         6,757
  Movado Group, Inc. .........          380         3,485
  Oxford Industries, Inc. ....          340         3,312
  Perry Ellis International,
     Inc.*....................          290         2,126
  Quiksilver, Inc.*...........        2,979         4,915
  Skechers U.S.A.,
     Inc. -- Class A*.........          780         9,126
  Steven Madden, Ltd.*........          420        12,356
  Timberland Co. -- Class A*..        1,130        18,351
  True Religion Apparel,
     Inc.*....................          400         6,304
  Under Armour, Inc. -- Class
     A*.......................          780        18,361
  Unifi, Inc.*................        1,070           963
  Unifirst Corp. .............          340        12,679
  Volcom, Inc.*...............          430         5,801
  Warnaco Group, Inc.*........        1,080        31,147
  Weyco Group, Inc. ..........          170         4,667
  Wolverine World Wide,
     Inc. ....................        1,180        24,579
                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS            295,821
                                              -----------


See Notes to Financial Statements.

 46


RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2009
--------------------------------------------------------------------------------

                                                   MARKET
                                     SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS (CONTINUED)

  THRIFTS & MORTGAGE FINANCE 1.2%
  Abington Bancorp, Inc. .....          530        $4,659
  Anchor BanCorp Wisconsin,
     Inc. ....................          450           734
  Bank Mutual Corp. ..........        1,140        11,708
  BankFinancial Corp. ........          470         5,029
  Beneficial Mutual Bancorp,
     Inc.*....................          770         7,746
  Berkshire Hills Bancorp,
     Inc. ....................          280         6,317
  Brookline Bancorp, Inc. ....        1,380        13,690
  Brooklyn Fed Bancorp,
     Inc. ....................           80           994
  Clifton Savings Bancorp,
     Inc. ....................          250         2,745
  Corus Bankshares, Inc.*.....          890           187
  Danvers Bancorp, Inc. ......          420         6,094
  Dime Community Bancshares...          560         4,670
  Doral Financial Corp.*......          130           618
  ESSA Bancorp, Inc. .........          370         5,047
  Federal Agricultural
     Mortgage Corp. -- Class
     C........................          220           695
  First Financial Holdings,
     Inc. ....................          280         2,520
  First Financial Northwest...          490         3,954
  First Niagara Financial
     Group, Inc. .............        2,799        37,898
  First Place Financial
     Corp. ...................          400         2,272
  Flagstar Bancorp, Inc.*.....        1,980         2,871
  Flushing Financial Corp. ...          510         4,697
  Fox Chase Bancorp, Inc.*....          150         1,422
  Guaranty Financial Group,
     Inc.*....................        2,150         1,268
  Home Federal Bancorp
     Inc/ID...................          160         1,614
  Kearny Financial Corp. .....          420         4,683
  Meridian Interstate Bancorp,
     Inc.*....................          250         1,995
  NASB Financial, Inc. .......           80         1,765
  NewAlliance Bancshares,
     Inc. ....................        2,570        33,179
  Northwest Bancorp, Inc. ....          400         7,032
  OceanFirst Financial
     Corp. ...................          210         2,551
  Ocwen Financial Corp.*......          840         9,341
  Oritani Financial Corp.*....          290         4,115
  PMI Group, Inc.(The)........        1,920         1,210
  Provident Financial
     Services, Inc. ..........        1,410        15,045
  Provident New York Bancorp..          950         8,046
  Radian Group, Inc. .........        1,900         3,287
  Rockville Financial, Inc. ..          210         1,976
  Roma Financial Corp. .......          210         2,732
  TrustCo Bank Corp. .........        1,790        10,740
  United Community Financial
     Corp. ...................          640         1,325
  United Financial Bancorp,
     Inc. ....................          400         5,308
  ViewPoint Financial Group...          260         4,046
  Waterstone Financial Inc.*..          160           456
  Westfield Financial, Inc. ..          750         7,005
  WSFS Financial Corp. .......          150         4,066
                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE                  259,352
                                              -----------
  TOBACCO 0.2%
  Alliance One International,
     Inc.*....................        2,100         7,875
  Star Scientific, Inc.*......        1,740         8,561
  Universal Corp. ............          600        18,096
  Vector Group, Ltd. .........          780        10,514
                                              -----------
TOTAL TOBACCO                                      45,046
                                              -----------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Aceto Corp. ................          580         4,147
  Aircastle Ltd. .............        1,100         7,260
  Applied Industrial
     Technologies, Inc. ......        1,000        22,500
  Beacon Roofing Supply,
     Inc.*....................        1,050        16,695
  DXP Enterprises, Inc.*......          170         2,258
  H&E Equipment Services,
     Inc.*....................          390         2,937
  Houston Wire & Cable Co. ...          420         4,049
  Interline Brands, Inc.*.....          770         9,979
  Kaman Corp. -- Class A......          600        10,146
  Lawson Products, Inc. ......          100         1,148
  RSC Holdings, Inc.*.........        1,130         8,079
  Rush Enterprises,
     Inc. -- Class A*.........          800        10,528
  TAL International Group,
     Inc. ....................          340         3,257
  Textainer Group Holdings,
     Ltd. ....................          230         2,038
  Titan Machinery, Inc.*......          170         1,722
  Watsco, Inc. ...............          550        23,622
                                              -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS            130,365
                                              -----------
  TRANSPORTATION INFRASTRUCTURE 0.0%(A)
  CAI International, Inc.*....          170           622
                                              -----------
TOTAL TRANSPORTATION INFRASTRUCTURE                   622
                                              -----------
  WATER UTILITIES 0.3%
  American States Water Co. ..          410        14,157
  Cadiz, Inc.*................          280         1,694
  California Water Service
     Group....................          460        17,954
  Connecticut Water Service,
     Inc. ....................          200         4,148
  Consolidated Water Co.,
     Ltd. ....................          340         4,560
  Middlesex Water Co. ........          310         4,371
  SJW Corp. ..................          310         7,812
  Southwest Water Co. ........          580         3,329
                                              -----------
TOTAL WATER UTILITIES                              58,025
                                              -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Centennial Communications
     Corp.*...................        1,590        13,149
  FiberTower Corp.*...........        2,849         1,111
  ICO Global Communications
     Holdings, Ltd.*..........        2,450         1,348
  iPCS, Inc.*.................          410         5,953
  Syniverse Holdings, Inc.*...        1,210        15,246
  TerreStar Corp.*............        1,380           704
  USA Mobility, Inc. .........          460         5,115
  Virgin Mobile USA,
     Inc. -- Class A*.........          870         1,783
                                              -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES          44,409
                                              -----------
TOTAL COMMON STOCKS
  (Cost $15,537,006)                           17,227,039
                                              -----------
RIGHTS & WARRANTS 0.0%(A)
  Deltek Inc., expires
     6/30/09*.................          280             0
                                              -----------
TOTAL RIGHTS & WARRANTS
  (Cost $0)                                             0
                                              -----------


                                       FACE
                                     AMOUNT
---------------------------------------------------------
REPURCHASE AGREEMENTS  5.2%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at $1,106,003
     on 05/01/09
     collateralized by
     $1,110,000 FHLMC at
     2.875% due 04/30/10 with
     a value of $1,132,200....   $1,106,000     1,106,000
                                              -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,106,000)                             1,106,000
                                              -----------
TOTAL INVESTMENTS 87.1%
  (Cost $16,643,006)                           18,333,039
                                              -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--12.9%                            2,705,534
                                              -----------
NET ASSETS--100.0%                            $21,038,573
---------------------------------------------------------




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                               UNREALIZED
                                  CONTRACTS          GAIN
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  June 2009 Russell 2000 Index
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $7,105,820)..............          146      $724,147
                                              -----------


                                      UNITS
---------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009 Russell 2000
     Index Swap, Terminating
     06/26/09 (Notional Market
     Value $14,585,318)**.....       29,915    $1,842,909
  Goldman Sachs International
     May 2009 Russell 2000
     Index Swap, Terminating
     05/07/09 (Notional Market
     Value $3,179,140)**......        6,521           963
                                              -----------
(TOTAL NOTIONAL MARKET VALUE $17,764,458)      $1,843,872
---------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

FHLMC--Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

 48


RYDEX INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                      FACE        MARKET
                                    AMOUNT         VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS 80.2%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at
     $11,315,028 on 05/01/09
     collateralized by
     $11,315,000 FHLMC at
     2.875% due 04/30/10 with
     a value of $11,541,300..  $11,315,000   $11,315,000
                                             -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $11,315,000)                          11,315,000
                                             -----------
TOTAL INVESTMENTS 80.2%
  (Cost $11,315,000)                          11,315,000
                                             -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--19.8%                           2,793,216
                                             -----------
NET ASSETS--100.0%                           $14,108,216
--------------------------------------------------------






                                           UNREALIZED
                                CONTRACTS        LOSS
-----------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2009 Russell 2000 Index
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts
     $4,234,290)..............      87      $(327,184)
-----------------------------------------------------





                                            UNREALIZED
                                   UNITS          LOSS
------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 Russell 2000
     Index Swap, Terminating
     06/26/09 (Notional Market
     Value $11,822,638)*........  24,249   $(1,979,924)
  Goldman Sachs International
     May 2009 Russell 2000 Index
     Swap, Terminating 05/07/09
     (Notional Market Value
     $12,180,970)*..............  24,983    (1,734,735)
                                           -----------
(TOTAL NOTIONAL MARKET VALUE
  $24,003,608)                             $(3,714,659)
------------------------------------------------------



   * Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49



RYDEX 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                               MARKET
                                   SHARES       VALUE
-----------------------------------------------------
COMMON STOCKS 83.5%
  ENERGY EQUIPMENT & SERVICES 14.3%
  Baker Hughes, Inc. ............   2,820    $100,336
  BJ Services Co. ...............   4,400      61,116
  Cameron International Corp.*...   2,510      64,206
  Diamond Offshore Drilling,
     Inc. .......................     840      60,824
  ENSCO International, Inc. .....   1,820      51,470
  Halliburton Co. ...............   7,360     148,819
  Nabors Industries, Ltd.*.......   4,240      64,490
  National-Oilwell Varco, Inc.*..   3,530     106,888
  Rowan Cos., Inc. ..............   2,680      41,835
  Schlumberger, Ltd. ............   6,450     315,985
  Smith International, Inc. .....   2,510      64,884
                                            ---------
TOTAL ENERGY EQUIPMENT & SERVICES           1,080,853
                                            ---------
  GAS UTILITIES 0.7%
  EQT Corp. .....................   1,630      54,817
                                            ---------
TOTAL GAS UTILITIES                            54,817
                                            ---------
  OIL, GAS & CONSUMABLE FUELS 68.5%
  Anadarko Petroleum Corp. ......   3,610     155,447
  Apache Corp. ..................   2,560     186,522
  Cabot Oil & Gas Corp. .........   1,690      51,021
  Chesapeake Energy Corp. .......   5,050      99,535
  Chevron Corp. .................  13,310     879,791
  ConocoPhillips.................  10,140     415,740
  CONSOL Energy, Inc. ...........   2,080      65,062
  Denbury Resources, Inc.*.......   1,610      26,211
  Devon Energy Corp. ............   3,440     178,364
  El Paso Corp. .................   8,410      58,029
  EOG Resources, Inc. ...........   2,050     130,134
  Exxon Mobil Corp. .............  20,050   1,336,733
  Hess Corp. ....................   2,280     124,921
  Marathon Oil Corp. ............   5,530     164,241
  Massey Energy Co. .............   2,800      44,548
  Murphy Oil Corp. ..............   1,780      84,924
  Noble Energy, Inc. ............   1,600      90,800
  Occidental Petroleum Corp. ....   4,840     272,444
  Peabody Energy Corp. ..........   2,710      71,517
  Pioneer Natural Resources
     Co. ........................   2,170      50,170
  Range Resources Corp. .........   1,620      64,751
  Southwestern Energy Co.*.......   3,030     108,656
  Spectra Energy Corp. ..........   5,940      86,130
  Sunoco, Inc. ..................   1,700      45,067
  Tesoro Corp. ..................   2,650      40,413
  Valero Energy Corp. ...........   4,700      93,248
  Williams Cos., Inc. ...........   5,980      84,318
  XTO Energy, Inc. ..............   4,560     158,050
                                            ---------
TOTAL OIL, GAS & CONSUMABLE FUELS           5,166,787
                                            ---------
TOTAL COMMON STOCKS
  (Cost $6,108,906)                         6,302,457
-----------------------------------------------------




                                     FACE       MARKET
                                   AMOUNT        VALUE
------------------------------------------------------
REPURCHASE AGREEMENTS  10.7%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at $804,002 on
     05/01/09 collateralized by
     $850,000 FNMA at 5.500%
     due 07/14/28 with a value
     of $824,500...............  $804,000     $804,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $804,000)                              804,000
                                            ----------
TOTAL INVESTMENTS 94.2%
  (Cost $6,912,906)                          7,106,457
                                            ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--5.8%                            440,505
                                            ----------
NET ASSETS--100.0%                          $7,546,962
------------------------------------------------------






                                          UNREALIZED
                                   UNITS        LOSS
----------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009
     S&P Select Sector Energy
     Index Swap, Terminating
     06/26/09 (Notional
     Market Value
     $8,870,094)**..............  19,354    $(51,285)
----------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.


See Notes to Financial Statements.

 50


RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                      FACE       MARKET
                                    AMOUNT        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS  89.1%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at $1,361,003
     on 05/01/09
     collateralized by
     $1,435,000 FNMA at 5.500%
     due 07/14/28 with a value
     of $1,391,950............  $1,361,000   $1,361,000
                                             ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,361,000)                           1,361,000
                                             ----------
TOTAL INVESTMENTS 89.1%
  (Cost $1,361,000)                           1,361,000
                                             ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--10.9%                            167,011
                                             ----------
NET ASSETS--100.0%                           $1,528,011
-------------------------------------------------------

                                             UNREALIZED
                                     UNITS         LOSS
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 S&P Select
     Sector Energy Index Swap,
     Terminating 06/26/09
     (Notional Market Value
     $2,993,089)*.............       6,531     $(77,101)
-------------------------------------------------------



   * Price return based on S&P Select Sector Energy Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51



RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS  82.1%
  CAPITAL MARKETS 17.9%
  Ameriprise Financial,
     Inc. ....................      3,220       $84,847
  Bank of New York Mellon
     Corp. ...................     16,920       431,121
  Charles Schwab Corp.(The)...     13,800       255,024
  E*TRADE Financial Corp.*....      8,420        12,041
  Federated Investors,
     Inc. -- Class B..........      1,310        29,973
  Franklin Resources, Inc. ...      2,230       134,870
  Goldman Sachs Group,
     Inc.(The)................      7,400       950,900
  Invesco Ltd. ...............      5,570        81,990
  Janus Capital Group, Inc. ..      2,330        23,370
  Legg Mason, Inc. ...........      2,100        42,147
  Morgan Stanley..............     15,820       373,985
  Northern Trust Corp. .......      3,510       190,804
  State Street Corp. .........      6,360       217,067
  T. Rowe Price Group, Inc. ..      3,770       145,220
                                            -----------
TOTAL CAPITAL MARKETS                         2,973,359
                                            -----------
  COMMERCIAL BANKS 15.4%
  BB&T Corp. .................      8,230       192,088
  Comerica, Inc. .............      2,230        46,785
  Fifth Third Bancorp.........      8,500        34,850
  First Horizon National
     Corp. ...................      3,110        35,796
  Huntington Bancshares,
     Inc. ....................      5,390        15,038
  KeyCorp.....................      7,280        44,772
  M&T Bank Corp. .............      1,140        59,793
  Marshall & Ilsley Corp. ....      3,910        22,600
  PNC Financial Services
     Group, Inc. .............      6,300       250,110
  Regions Financial Corp. ....     10,230        45,933
  SunTrust Banks, Inc. .......      5,250        75,810
  U.S. Bancorp................     25,840       470,805
  Wells Fargo & Co. ..........     62,390     1,248,424
  Zions Bancorp...............      1,700        18,581
                                            -----------
TOTAL COMMERCIAL BANKS                        2,561,385
                                            -----------
  CONSUMER FINANCE 3.8%
  American Express Co. .......     17,240       434,793
  Capital One Financial
     Corp. ...................      5,770        96,590
  Discover Financial
     Services.................      7,090        57,642
  SLM Corp.*..................      6,880        33,230
                                            -----------
TOTAL CONSUMER FINANCE                          622,255
                                            -----------
  DIVERSIFIED FINANCIAL SERVICES 21.1%
  Bank of America Corp. ......     94,250       841,652
  CIT Group, Inc. ............      5,720        12,698
  Citigroup, Inc. ............     80,620       245,891
  CME Group, Inc. ............        980       216,923
  IntercontinentalExchange,
     Inc.*....................      1,070        93,732
  JPMorgan Chase & Co. .......     55,330     1,825,890
  Leucadia National Corp.*....      2,670        56,684
  Moody's Corp. ..............      2,800        82,656
  Nasdaq OMX Group (The)*.....      2,020        38,845
  NYSE Euronext...............      3,810        88,278
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          3,503,249
                                            -----------
  INSURANCE 15.7%
  AFLAC, Inc. ................      6,880       198,763
  Allstate Corp. .............      7,890       184,074
  American International
     Group, Inc. .............     39,610        54,662
  Aon Corp. ..................      4,030       170,066
  Assurant, Inc. .............      1,730        42,281
  Chubb Corp. ................      5,190       202,151
  Cincinnati Financial
     Corp. ...................      2,390        57,241
  Genworth Financial,
     Inc. -- Class A..........      6,380        15,057
  Hartford Financial Services
     Group, Inc. .............      4,790        54,941
  Lincoln National Corp. .....      3,770        42,375
  Loews Corp. ................      5,320       132,415
  Marsh & McLennan Cos.,
     Inc. ....................      7,580       159,862
  MBIA, Inc.*.................      2,520        11,920
  MetLife, Inc. ..............     12,040       358,190
  Principal Financial Group,
     Inc. ....................      3,820        62,419
  Progressive Corp.*..........      9,960       152,189
  Prudential Financial,
     Inc. ....................      6,240       180,211
  Torchmark Corp. ............      1,240        36,369
  Travelers Cos., Inc.(The)...      8,610       354,215
  Unum Group..................      4,880        79,739
  XL Capital, Ltd. -- Class
     A........................      5,040        47,930
                                            -----------
TOTAL INSURANCE                               2,597,070
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.9%
  Apartment Investment &
     Management Co. -- Class
     A........................      1,730        12,629
  AvalonBay Communities,
     Inc. ....................      1,170        66,468
  Boston Properties, Inc. ....      1,790        88,462
  Equity Residential..........      4,020        92,018
  HCP, Inc. ..................      3,740        82,093
  Health Care REIT, Inc. .....      1,630        55,534
  Host Hotels & Resorts,
     Inc. ....................      8,700        66,903
  Kimco Realty Corp. .........      4,590        55,172
  Plum Creek Timber Co.,
     Inc. ....................      2,430        83,883
  ProLogis....................      6,180        56,300
  Public Storage, Inc. .......      1,850       123,691
  Simon Property Group,
     Inc. ....................      3,710       191,436
  Ventas, Inc. ...............      2,300        65,872
  Vornado Realty Trust........      2,270       110,980
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     1,151,441
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*.........      3,310        24,825
                                            -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                    24,825
                                            -----------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Hudson City Bancorp, Inc. ..      7,690        96,586
  People's United Financial,
     Inc. ....................      5,130        80,131
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                176,717
                                            -----------
TOTAL COMMON STOCKS
  (Cost $10,736,976)                         13,610,301
                                            -----------


                                     FACE
                                   AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at $158,000
     on 05/01/09
     collateralized by
     $170,000 FNMA at 5.500%
     due 07/14/28 with a value
     of $164,900..............   $158,000       158,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $158,000)                               158,000
                                            -----------
TOTAL INVESTMENTS 83.0%
  (Cost $10,894,976)                         13,768,301
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--17.0%                          2,818,816
                                            -----------
NET ASSETS--100.0%                          $16,587,117
-------------------------------------------------------



See Notes to Financial Statements.

 52


RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                             UNREALIZED
                                    UNITS          GAIN
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009 S&P Select
     Sector Financial Index
     Swap, Terminating
     06/26/09 (Notional
     Market Value
     $19,948,505)**...........    185,103    $1,557,065
-------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53



RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                     FACE         MARKET
                                   AMOUNT          VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS  85.2%
  State Street Bank & Trust
     Co., 0.090%, dated
     04/30/09, to be
     repurchased at
     $8,730,022 on 05/01/09
     collateralized by
     $9,180,000 FNMA at
     5.500% due 07/14/28 with
     a value of $8,904,600...  $8,730,000     $8,730,000
                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,730,000)                            8,730,000
                                            ------------
TOTAL INVESTMENTS 85.2%
  (Cost $8,730,000)                            8,730,000
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--14.8%                           1,513,027
                                            ------------
NET ASSETS--100.0%                           $10,243,027
--------------------------------------------------------

                                              UNREALIZED
                                CONTRACTS           LOSS
--------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  June 2009 S&P 500 Index E-
     Mini Futures Contracts
     (Aggregate Market Value
     of Contracts $652,500)..          15           $(26)
                                            ------------


                                    UNITS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 S&P Select
     Sector Financial Index
     Swap, Terminating
     06/26/09 (Notional
     Market Value
     $19,749,781)*...........     183,259    $(3,957,547)
--------------------------------------------------------



   * Price return based on S&P Select Sector Financial Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

 54


RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS  83.9%
  BIOTECHNOLOGY 11.6%
  Amgen, Inc.*.................      3,350     $162,375
  Biogen Idec, Inc.*...........        980       47,373
  Celgene Corp.*...............      1,490       63,653
  Cephalon, Inc.*..............        220       14,434
  Genzyme Corp.*...............        900       47,997
  Gilead Sciences, Inc.*.......      2,950      135,110
                                             ----------
TOTAL BIOTECHNOLOGY                             470,942
                                             ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 13.5%
  Baxter International, Inc. ..      2,020       97,970
  Becton, Dickinson & Co. .....        800       48,384
  Boston Scientific Corp.*.....      4,910       41,293
  C.R. Bard, Inc. .............        340       24,354
  Covidien, Ltd. ..............      1,630       53,757
  Dentsply International,
     Inc. .....................        480       13,738
  Hospira, Inc.*...............        520       17,092
  Intuitive Surgical, Inc.*....        130       18,685
  Medtronic, Inc. .............      3,640      116,480
  St Jude Medical, Inc.*.......      1,150       38,548
  Stryker Corp. ...............        780       30,194
  Varian Medical Systems,
     Inc.*.....................        400       13,348
  Zimmer Holdings, Inc.*.......        730       32,113
                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          545,956
                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 13.1%
  Aetna, Inc. .................      1,510       33,235
  AmerisourceBergen Corp. .....        510       17,156
  Cardinal Health, Inc. .......      1,180       39,872
  CIGNA Corp. .................        910       17,936
  Coventry Health Care, Inc.*..        480        7,637
  DaVita, Inc.*................        340       15,766
  Express Scripts, Inc.*.......        840       53,735
  Humana, Inc.*................        590       16,980
  Laboratory Corp. of America
     Holdings*.................        350       22,453
  McKesson Corp. ..............        910       33,670
  Medco Health Solutions,
     Inc.*.....................      1,640       71,422
  Patterson Cos., Inc.*........        300        6,138
  Quest Diagnostics, Inc. .....        520       26,692
  Tenet Healthcare Corp.*......      1,400        3,150
  UnitedHealth Group, Inc. ....      3,970       93,374
  WellPoint, Inc.*.............      1,660       70,982
                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES          530,198
                                             ----------
  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ............        620        7,787
                                             ----------
TOTAL HEALTH CARE TECHNOLOGY                      7,787
                                             ----------
  LIFE SCIENCES TOOLS & SERVICES 2.5%
  Life Technologies Corp.*.....        560       20,888
  Millipore Corp.*.............        200       11,820
  PerkinElmer, Inc. ...........        380        5,536
  Thermo Fisher Scientific
     Inc.*.....................      1,350       47,358
  Waters Corp.*................        310       13,693
                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES             99,295
                                             ----------
  PHARMACEUTICALS 43.0%
  Abbott Laboratories..........      4,240      177,444
  Allergan, Inc. ..............      1,020       47,593
  Bristol-Myers Squibb Co. ....      6,450      123,840
  Eli Lilly & Co. .............      3,280      107,978
  Forest Laboratories, Inc.*...        990       21,473
  Johnson & Johnson, Inc. .....      8,960      469,146
  King Pharmaceuticals, Inc.*..        860        6,777
  Merck & Co., Inc. ...........      6,830      165,559
  Mylan Inc.*..................        990       13,117
  Pfizer, Inc. ................     21,850      291,916
  Schering-Plough Corp. .......      5,330      122,697
  Watson Pharmaceuticals,
     Inc.*.....................        360       11,138
  Wyeth........................      4,330      183,592
                                             ----------
TOTAL PHARMACEUTICALS                         1,742,270
                                             ----------
TOTAL COMMON STOCKS
  (Cost $3,909,712)                           3,396,448
                                             ----------

                                      FACE
                                    AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 8.3%
  State Street Bank & Trust
     Co., 0.090%,
     dated 04/30/09, to be
     repurchased at $337,001 on
     05/01/09 collateralized by
     $345,000 FHLMC at 4.750%
     due
     04/09/24 with a value of
     $345,431..................   $337,000      337,000
                                             ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $337,000)                               337,000
                                             ----------
TOTAL INVESTMENTS 92.2%
  (Cost $4,246,712)                           3,733,448
                                             ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--7.8%                             316,271
                                             ----------
NET ASSETS--100.0%                           $4,049,719
-------------------------------------------------------

                                             UNREALIZED
                                     UNITS         LOSS
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009 S&P
     Select Sector Health Care
     Index Swap, Terminating
     06/26/09 (Notional Market
     Value $4,733,698)**.......     19,504     $(38,770)
-------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55



RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                       FACE       MARKET
                                     AMOUNT        VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS  84.3%
  State Street Bank & Trust
     Co., 0.090%,
     dated 04/30/09, to be
     repurchased at $5,051,013
     on 05/01/09
     collateralized
     by $5,150,000 FHLMC at
     4.750% due 04/09/24 with
     a value of $5,156,438....   $5,051,000   $5,051,000
                                              ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,051,000)                            5,051,000
                                              ----------
TOTAL INVESTMENTS 84.3%
  (Cost $5,051,000)                            5,051,000
                                              ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--15.7%                             940,603
                                              ----------
NET ASSETS--100.0%                            $5,991,603
--------------------------------------------------------


                                              UNREALIZED
                                      UNITS         GAIN
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 S&P Select
     Sector Health Care Index
     Swap, Terminating
     06/26/09 (Notional Market
     Value $11,892,431)*......       49,001      $26,362
--------------------------------------------------------



   * Price return based on S&P Select Sector Health Care Index +/- financing at a variable rate.

FHLMC--Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

 56


RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                                 MARKET
                                    SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS 83.4%
  COMMUNICATIONS EQUIPMENT 12.0%
  Ciena Corp.*.................        349       $4,171
  Cisco Systems, Inc.*.........     13,448      259,815
  Corning, Inc. ...............      3,673       53,699
  Harris Corp. ................        349       10,672
  JDS Uniphase Corp.*..........        787        3,628
  Juniper Networks, Inc.*......      1,271       27,517
  Motorola, Inc. ..............      5,511       30,476
  QUALCOMM, Inc. ..............      3,834      162,255
  Tellabs, Inc.*...............      1,152        6,037
                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT                  558,270
                                             ----------
  COMPUTERS & PERIPHERALS 19.9%
  Apple, Inc.*.................      2,055      258,581
  Dell, Inc.*..................      4,100       47,642
  EMC Corp.*...................      4,738       59,367
  Hewlett-Packard Co. .........      4,898      176,230
  International Business
     Machines Corp. ...........      3,092      319,125
  Lexmark International,
     Inc. -- Class A*..........        247        4,846
  NetApp, Inc.*................        833       15,244
  QLogic Corp.*................        378        5,360
  SanDisk Corp.*...............        611        9,605
  Sun Microsystems, Inc.*......      1,865       17,084
  Teradata Corp.*..............        467        7,808
                                             ----------
TOTAL COMPUTERS & PERIPHERALS                   920,892
                                             ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 12.9%
  AT&T, Inc. ..................     13,578      347,868
  CenturyTel, Inc. ............        275        7,466
  Embarq Corp. ................        363       13,271
  Frontier Communications
     Corp. ....................        877        6,236
  Qwest Communications
     International, Inc. ......      3,687       14,343
  Verizon Communications,
     Inc. .....................      6,547      198,636
  Windstream Corp. ............      1,154        9,578
                                             ----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                      597,398
                                             ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
  Agilent Technologies, Inc.*..        877       16,014
  Amphenol Corp. -- Class A....        436       14,754
  Jabil Circuit, Inc. .........        698        5,654
  Molex, Inc. .................        396        6,601
  Tyco Electronics, Ltd. ......      1,152       20,091
                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         63,114
                                             ----------
  INTERNET SOFTWARE & SERVICES 6.3%
  Akamai Technologies, Inc.*...        451        9,931
  eBay, Inc.*..................      2,569       42,311
  Google, Inc. -- Class A*.....        467      184,918
  VeriSign, Inc.*..............        498       10,249
  Yahoo!, Inc.*................      3,297       47,114
                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES              294,523
                                             ----------
  IT SERVICES 4.4%
  Affiliated Computer Services,
     Inc. -- Class A*..........        248       11,998
  Automatic Data Processing,
     Inc. .....................      1,196       42,099
  Cognizant Technology
     Solutions Corp. -- Class
     A*........................        729       18,072
  Computer Sciences Corp.*.....        380       14,045
  Convergys Corp.*.............        422        4,266
  Fidelity National Information
     Services, Inc. ...........        508        9,068
  Fiserv, Inc.*................        393       14,667
  Mastercard, Inc. -- Class A..        175       32,104
  Paychex, Inc. ...............        787       21,257
  Total System Services,
     Inc. .....................        539        6,721
  Western Union Co. ...........      1,723       28,860
                                             ----------
TOTAL IT SERVICES                               203,157
                                             ----------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp. .................      2,217       13,546
                                             ----------
TOTAL OFFICE ELECTRONICS                         13,546
                                             ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.2%
  Advanced Micro Devices,
     Inc.*.....................      1,632        5,891
  Altera Corp. ................        742       12,102
  Analog Devices, Inc. ........        729       15,513
  Applied Materials, Inc. .....      3,165       38,645
  Broadcom Corp. -- Class A*...      1,036       24,025
  Intel Corp. .................     10,573      166,842
  KLA-Tencor Corp. ............        440       12,206
  Linear Technology Corp. .....        556       12,110
  LSI Corp.*...................      1,839        7,062
  MEMC Electronic Materials,
     Inc.*.....................        581        9,412
  Microchip Technology, Inc. ..        468       10,764
  Micron Technology, Inc.*.....      2,200       10,736
  National Semiconductor
     Corp. ....................        555        6,865
  Novellus Systems, Inc.*......        291        5,255
  NVIDIA Corp.*................      1,343       15,418
  Teradyne, Inc.*..............        641        3,808
  Texas Instruments, Inc. .....      3,006       54,288
  Xilinx, Inc. ................        687       14,042
                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                     424,984
                                             ----------
  SOFTWARE 15.7%
  Adobe Systems, Inc.*.........      1,256       34,352
  Autodesk, Inc.*..............        596       11,884
  BMC Software, Inc.*..........        464       16,087
  CA, Inc. ....................        976       16,836
  Citrix Systems, Inc.*........        466       13,295
  Compuware Corp.*.............        731        5,468
  Electronic Arts, Inc.*.......        802       16,321
  Intuit, Inc.*................        786       18,180
  McAfee, Inc.*................        392       14,716
  Microsoft Corp. .............     17,618      356,941
  Novell, Inc.*................      1,051        3,952
  Oracle Corp. ................      8,898      172,087
  Salesforce.com, Inc.*........        277       11,858
  Symantec Corp.*..............      1,969       33,965
                                             ----------
TOTAL SOFTWARE                                  725,942
                                             ----------
  WIRELESS TELECOMMUNICATION SERVICES 1.3%
  American Tower Corp. -- Class
     A*........................        949       30,140
  Sprint Nextel Corp.*.........      6,896       30,067
                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES        60,207
                                             ----------
TOTAL COMMON STOCKS
  (Cost $3,845,426)                           3,862,033
-------------------------------------------------------




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57



RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   April 30, 2009
--------------------------------------------------------------------------------

                                      FACE       MARKET
                                    AMOUNT        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENTS 2.5%
  State Street Bank & Trust
     Co., 0.090%,
     dated 04/30/09, to be
     repurchased at $117,000 on
     05/01/09 collateralized by
     $125,000 FNMA at 5.500%
     due
     07/14/28 with a value of
     $121,250..................   $117,000     $117,000
                                             ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $117,000)                               117,000
                                             ----------
TOTAL INVESTMENTS 85.9%
  (Cost $3,962,426)                           3,979,033
                                             ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--14.1%                            655,600
                                             ----------
NET ASSETS--100.0%                           $4,634,633
-------------------------------------------------------


                                             UNREALIZED
                                     UNITS         GAIN
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     June 2009
     S&P Select Sector
     Technology Index Swap,
     Terminating 06/26/09
     (Notional Market
     Value $5,474,396)**.......     31,637     $305,632
-------------------------------------------------------



   * Non-Income Producing Security.

  ** Price return based on Select Sector Technology Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.



See Notes to Financial Statements.

 58


RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2009
--------------------------------------------------------------------------------



                                       FACE       MARKET
                                     AMOUNT        VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS  101.1%
  State Street Bank & Trust
     Co., 0.090%,
     dated 04/30/09, to be
     repurchased at $1,753,004
     on 05/01/09
     collateralized
     by $1,845,000 FNMA at
     5.500% due 07/14/28 with
     a value of $1,789,650....   $1,753,000   $1,753,000
                                              ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,753,000)                            1,753,000
                                              ----------
TOTAL INVESTMENTS 101.1%
  (Cost $1,753,000)                            1,753,000
                                              ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--(1.1)%                                 (19,691)
                                              ----------
NET ASSETS--100.0%                            $1,733,309
--------------------------------------------------------


                                              UNREALIZED
                                      UNITS         LOSS
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     June 2009 S&P Select
     Sector Technology Index
     Swap, Terminating
     06/26/09 (Notional Market
     Value $3,423,143)*.......       19,782    $(438,009)
--------------------------------------------------------



   * Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

FNMA--Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59




STATEMENTS OF ASSETS AND LIABILITIES                  April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                                              RYDEX
                                                                  RYDEX      RYDEX 2X    INVERSE 2X
                                                RYDEX 2X     INVERSE 2X    S&P MIDCAP    S&P MIDCAP
                                             S&P 500 ETF    S&P 500 ETF       400 ETF       400 ETF
                                            ------------   ------------   -----------   -----------
ASSETS
Investments at Market Value*..............  $119,416,616   $         --   $ 8,738,668   $        --
Repurchase Agreements.....................     8,806,000     71,173,000       453,000     6,893,000
                                            ------------   ------------   -----------   -----------
Total investments.........................   128,222,616     71,173,000     9,191,668     6,893,000
                                            ------------   ------------   -----------   -----------
Cash......................................         1,007            868           867           229
Segregated Cash for Swaps.................     6,595,420     30,385,410       567,297     3,885,545
Margin Deposit for Future Contracts.......    13,239,000      3,753,000       510,000       240,000
Unrealized Appreciation on Swap
  Agreements..............................     1,907,462             --       661,264            --
Receivables:
  Investments Sold........................     4,766,309             --            --            --
  Dividends...............................       185,556             --         4,808            --
  Variation Margin on Futures Contracts...        58,840             --            --         8,169
  Equity Index Swap Settlement............        56,913             --         7,331            --
                                            ------------   ------------   -----------   -----------
     TOTAL ASSETS.........................   155,033,123    105,312,278    10,943,235    11,026,943
                                            ------------   ------------   -----------   -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements..............................            --      7,472,482            --     2,237,789
Payables:
  Investments Purchased...................     2,013,055             --       496,480            --
  Equity Index Swap Settlement............            --        154,404            --        22,977
  Fund Shares Repurchased.................     6,078,319             --            --            --
  Variation Margin on Futures Contracts...            --         16,680        15,058            --
  Accrued Management Fees.................       163,304        115,017        10,113        12,346
                                            ------------   ------------   -----------   -----------
     TOTAL LIABILITIES....................     8,254,678      7,758,583       521,651     2,273,112
                                            ------------   ------------   -----------   -----------
NET ASSETS................................  $146,778,445   $ 97,553,695   $10,421,584   $ 8,753,831
                                            ============   ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in Capital...........................  $220,517,020   $107,014,112   $16,589,983   $16,203,215
Undistributed (Distributions in Excess) of
  Net Investment Income...................       146,033       (288,897)        4,481       (22,019)
Accumulated Net Realized Gain (Loss) on
  Investment Securities, Futures, Options
  and Swaps...............................   (94,828,809)     1,739,387    (9,019,305)   (5,106,147)
Net Unrealized Appreciation (Depreciation)
  on Investment Securities, Futures and
  Swaps...................................    20,944,201    (10,910,907)    2,846,425    (2,321,218)
                                            ------------   ------------   -----------   -----------
NET ASSETS................................  $146,778,445   $ 97,553,695   $10,421,584   $ 8,753,831
                                            ============   ============   ===========   ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value...............     7,250,000        950,000       450,000       150,000
                                            ============   ============   ===========   ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share..............  $      20.25   $     102.69   $     23.16   $     58.36
                                            ============   ============   ===========   ===========
*Total Cost of Investments................  $127,631,878   $ 71,173,000   $ 7,716,696   $ 6,893,000
                                            ============   ============   ===========   ===========





See Notes to Financial Statements.

 60



STATEMENTS OF ASSETS AND LIABILITIES (continued)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      RYDEX
                                                                     RYDEX    RYDEX 2X S&P   INVERSE 2X S&P
                                               RYDEX 2X         INVERSE 2X   SELECT SECTOR    SELECT SECTOR
                                       RUSSELL 2000 ETF   RUSSELL 2000 ETF      ENERGY ETF       ENERGY ETF
                                       ----------------   ----------------   -------------   --------------
ASSETS
Investments at Market Value*.........    $ 17,227,039        $        --      $ 6,302,457      $        --
Repurchase Agreements................       1,106,000         11,315,000          804,000        1,361,000
                                         ------------        -----------      -----------      -----------
Total investments....................      18,333,039         11,315,000        7,106,457        1,361,000
                                         ------------        -----------      -----------      -----------
Cash.................................             318                387              707              212
Segregated Cash for Swaps............       1,361,750          6,227,730          593,800          247,630
Margin Deposit for Future Contracts..         524,000            308,000               --               --
Unrealized Appreciation on Swap
  Agreements.........................       1,843,872
Receivables:
  Investments Sold...................          30,625                 --               --               --
  Dividends..........................          12,195                 --            2,621               --
  Variation Margin on Futures
     Contracts.......................              --             38,629               --               --
  Equity Index Swap Settlement.......          23,138                 --            1,545               --
                                         ------------        -----------      -----------      -----------
     TOTAL ASSETS....................      22,128,937         17,889,746        7,705,130        1,608,842
                                         ------------        -----------      -----------      -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements.........................              --          3,714,659           51,285           77,101
Payables:
  Investments Purchased..............       1,003,742                 --           98,763               --
  Equity Index Swap Settlement.......              --             42,991               --            1,627
  Variation Margin on Futures
     Contracts.......................          67,589                 --               --               --
  Accrued Management Fees............          19,033             23,880            8,120            2,103
                                         ------------        -----------      -----------      -----------
     TOTAL LIABILITIES...............       1,090,364          3,781,530          158,168           80,831
                                         ------------        -----------      -----------      -----------
NET ASSETS...........................    $ 21,038,573        $14,108,216      $ 7,546,962      $ 1,528,011
                                         ============        ===========      ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital......................    $ 30,971,274        $22,521,892      $13,673,653      $ 5,461,876
Undistributed (Distributions in
  Excess) of Net Investment Income...          13,567            (56,475)          (1,334)          (7,887)
Accumulated Net Realized Loss on
  Investment Securities, Futures,
  Options and Swaps..................     (14,164,900)        (4,338,848)      (6,267,624)      (3,848,877)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities, Futures and Swaps......       4,218,632         (4,018,353)         142,267          (77,101)
                                         ------------        -----------      -----------      -----------
NET ASSETS...........................    $ 21,038,573        $14,108,216      $ 7,546,962      $ 1,528,011
                                         ============        ===========      ===========      ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........       1,000,000            200,000          550,004          150,000
                                         ============        ===========      ===========      ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........    $      21.04        $     70.54      $     13.72      $     10.19
                                         ============        ===========      ===========      ===========
*Total Cost of Investments...........    $ 16,643,006        $11,315,000      $ 6,912,906      $ 1,361,000
                                         ============        ===========      ===========      ===========





See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61




STATEMENTS OF ASSETS AND LIABILITIES (continued)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                RYDEX                               RYDEX
                                        RYDEX 2X S&P   INVERSE 2X S&P      RYDEX 2X S&P    INVERSE 2X S&P
                                       SELECT SECTOR    SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                       FINANCIAL ETF    FINANCIAL ETF   HEALTH CARE ETF   HEALTH CARE ETF
                                       -------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*.........   $ 13,610,301     $        --      $ 3,396,448       $        --
Repurchase Agreements................        158,000       8,730,000          337,000         5,051,000
                                        ------------     -----------      -----------       -----------
Total investments....................     13,768,301       8,730,000        3,733,448         5,051,000
                                        ------------     -----------      -----------       -----------
Cash.................................            981             561              253               166
Segregated Cash for Swaps............      1,250,660       5,504,900          349,850           937,900
Margin Deposit for Future Contracts..             --              --               --                --
Unrealized Appreciation on Swap
  Agreements.........................      1,557,065              --               --            26,362
Receivables:
  Dividends..........................         12,841              --            4,454                --
  Variation Margin on Futures
     Contracts.......................             --             349               --                --
  Equity Index Swap Settlement.......         22,506              --            5,073                --
                                        ------------     -----------      -----------       -----------
     TOTAL ASSETS....................     16,612,354      14,235,810        4,093,078         6,015,428
                                        ------------     -----------      -----------       -----------
LIABILITIES
Unrealized Depreciation on Swap
  Agreements.........................             --       3,957,547           38,770                --
Payables:
  Investments Purchased..............         11,700              --               --                --
  Equity Index Swap Settlement.......             --          27,799               --            16,406
  Accrued Management Fees............         13,537           7,437            4,589             7,419
                                        ------------     -----------      -----------       -----------
     TOTAL LIABILITIES...............         25,237       3,992,783           43,359            23,825
                                        ------------     -----------      -----------       -----------
NET ASSETS...........................   $ 16,587,117     $10,243,027      $ 4,049,719       $ 5,991,603
                                        ============     ===========      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital......................   $ 38,583,149     $12,670,833      $ 7,500,275       $ 7,500,000
Undistributed (Distributions in
  Excess) of Net Investment Income...         14,326         (16,471)           2,294           (20,355)
Accumulated Net Realized Gain (Loss)
  on Investment Securities, Futures,
  Options and Swaps..................    (26,440,748)      1,545,862       (2,900,817)       (1,514,404)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities, Futures and Swaps......      4,430,390      (3,957,197)        (552,033)           26,362
                                        ------------     -----------      -----------       -----------
NET ASSETS...........................   $ 16,587,117     $10,243,027      $ 4,049,719       $ 5,991,603
                                        ============     ===========      ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........      2,150,205         700,100          100,006           100,000
                                        ============     ===========      ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........   $       7.71     $     14.63      $     40.49       $     59.92
                                        ============     ===========      ===========       ===========
*Total Cost of Investments...........   $ 10,894,976     $ 8,730,000      $ 4,246,712       $ 5,051,000
                                        ============     ===========      ===========       ===========





See Notes to Financial Statements.

 62



STATEMENTS OF ASSETS AND LIABILITIES (concluded)      April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     RYDEX
                                                             RYDEX 2X S&P   INVERSE 2X S&P
                                                            SELECT SECTOR    SELECT SECTOR
                                                           TECHNOLOGY ETF   TECHNOLOGY ETF
                                                           --------------   --------------
ASSETS
Investments at Market Value*.............................    $ 3,862,033      $        --
Repurchase Agreements....................................        117,000        1,753,000
                                                             -----------      -----------
Total investments........................................      3,979,033        1,753,000
                                                             -----------      -----------
Cash.....................................................            463              583
Segregated Cash for Swaps................................        211,712          430,600
Unrealized Appreciation on Swap Agreements...............        305,632               --
Receivables:
  Fund Shares Sold.......................................      1,535,941               --
  Dividends..............................................          6,215               --
  Equity Index Swap Settlement...........................          7,757               --
                                                             -----------      -----------
     TOTAL ASSETS........................................      6,046,753        2,184,183
                                                             -----------      -----------
LIABILITIES
Unrealized Depreciation on Swap Agreements...............             --          438,009
Payables:
  Investments Purchased..................................      1,409,105               --
  Equity Index Swap Settlement...........................             --           10,248
  Accrued Management Fees................................          3,015            2,617
                                                             -----------      -----------
     TOTAL LIABILITIES...................................      1,412,120          450,874
                                                             -----------      -----------
NET ASSETS...............................................    $ 4,634,633      $ 1,733,309
                                                             ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital..........................................    $ 9,036,043      $ 4,540,184
Undistributed (Distributions in Excess) of Net Investment
  Income.................................................          4,377          (10,761)
Accumulated Net Realized Loss on Investment Securities,
  Futures, Options and Swaps.............................     (4,728,026)      (2,358,105)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities, Futures and Swaps..........................        322,239         (438,009)
                                                             -----------      -----------
NET ASSETS...............................................    $ 4,634,633      $ 1,733,309
                                                             ===========      ===========
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value..................................................        150,004           50,000
                                                             ===========      ===========
Net Asset Value, Offering Price and Repurchase Price Per
  Share..................................................    $     30.90      $     34.67
                                                             ===========      ===========
*Total Cost of Investments...............................    $ 3,962,426      $ 1,753,000
                                                             ===========      ===========






See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63




STATEMENTS OF OPERATIONS     For the Six Months Ended April 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                                              RYDEX
                                                                  RYDEX      RYDEX 2X    INVERSE 2X
                                                RYDEX 2X     INVERSE 2X    S&P MIDCAP    S&P MIDCAP
                                            S&P 500 ETF*   S&P 500 ETF*      400 ETF*      400 ETF*
                                            ------------   ------------   -----------   -----------
INVESTMENT INCOME
  Dividends...............................  $  1,534,329   $         --   $    55,138   $        --
  Interest................................         4,917         40,127           125         3,045
                                            ------------   ------------   -----------   -----------
     Total Income.........................     1,539,246         40,127        55,263         3,045
                                            ------------   ------------   -----------   -----------
EXPENSES
  Management Fee..........................       430,275        325,687        21,011        24,742
  Trustee Fees............................         4,656          3,337           211           322
                                            ------------   ------------   -----------   -----------
     Total Expenses.......................       434,931        329,024        21,222        25,064
                                            ------------   ------------   -----------   -----------
Net Investment Income (Loss)..............     1,104,315       (288,897)       34,041       (22,019)
                                            ------------   ------------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.............................   (23,475,126)            --    (2,013,207)           --
  Futures Contracts.......................   (34,983,729)     6,000,655      (602,264)     (611,236)
  Swap Contracts..........................    (2,041,710)   (14,734,031)       15,556    (4,961,477)
                                            ------------   ------------   -----------   -----------
     Net Realized Loss....................   (60,500,565)    (8,733,376)   (2,599,915)   (5,572,713)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities...................    14,697,683             --     2,249,061            --
  Futures Contracts.......................    21,191,633      7,034,338       561,189       383,137
  Swap Contracts..........................     1,907,462     (7,472,482)      424,662      (831,841)
                                            ------------   ------------   -----------   -----------
Net Change in Unrealized Appreciation
  (Depreciation) on Investments...........    37,796,778       (438,144)    3,234,912      (448,704)
                                            ------------   ------------   -----------   -----------
Net Realized and Unrealized Gain (Loss) on
  Investments, Futures, Options and Swap
  Contracts...............................   (22,703,787)    (9,171,520)      634,997    (6,021,417)
                                            ------------   ------------   -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS..........  $(21,599,472)  $ (9,460,417)  $   669,038   $(6,043,436)
                                            ============   ============   ===========   ===========




   * The fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

 64



STATEMENTS OF OPERATIONS (continued)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                       RYDEX
                                                                      RYDEX    RYDEX 2X S&P   INVERSE 2X S&P
                                               RYDEX 2X          INVERSE 2X   SELECT SECTOR    SELECT SECTOR
                                      RUSSELL 2000 ETF*   RUSSELL 2000 ETF*    ENERGY ETF**     ENERGY ETF**
                                      -----------------   -----------------   -------------   --------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld.......................     $   113,737         $        --       $    50,718      $        --
  Interest..........................             644               8,707               156            1,206
                                         -----------         -----------       -----------      -----------
     Total Income...................         114,381               8,707            50,874            1,206
                                         -----------         -----------       -----------      -----------
EXPENSES
  Management Fee....................          46,564              64,289            19,272            8,914
  Trustee Fees......................             523                 893               129              179
  Other Fees........................              89                  --                --               --
                                         -----------         -----------       -----------      -----------
     Total Expenses.................          47,176              65,182            19,401            9,093
                                         -----------         -----------       -----------      -----------
Net Investment Income (Loss)........          67,205             (56,475)           31,473           (7,887)
                                         -----------         -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Loss From:
  Investments.......................      (3,685,965)                 --          (899,086)              --
  Futures Contracts.................      (4,752,060)           (577,665)          (48,249)         (37,659)
  Swap Contracts....................        (410,407)         (5,988,643)         (504,990)      (3,811,218)
                                         -----------         -----------       -----------      -----------
     Net Realized Loss..............      (8,848,432)         (6,566,308)       (1,452,325)      (3,848,877)
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities.............       2,700,824                  --           100,533               --
  Futures Contracts.................       2,109,392           1,923,766                --               --
  Swap Contracts....................       1,843,872          (1,958,820)         (703,404)       2,897,666
                                         -----------         -----------       -----------      -----------
Net Change in Unrealized
  Appreciation (Depreciation) on
  Investments.......................       6,654,088             (35,054)         (602,871)       2,897,666
                                         -----------         -----------       -----------      -----------
Net Realized and Unrealized Loss on
  Investments, Futures, Options and
  Swap Contracts....................      (2,194,344)         (6,601,362)       (2,055,196)        (951,211)
                                         -----------         -----------       -----------      -----------
     NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS....     $(2,127,139)        $(6,657,837)      $(2,023,723)     $  (959,098)
                                         ===========         ===========       ===========      ===========
     Foreign Tax Withheld...........              40                  --                --               --



    * The fund commenced operations on November 5, 2007.

   ** The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65




STATEMENTS OF OPERATIONS (continued)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                RYDEX                                 RYDEX
                                        RYDEX 2X S&P   INVERSE 2X S&P       RYDEX 2X S&P     INVERSE 2X S&P
                                       SELECT SECTOR    SELECT SECTOR      SELECT SECTOR      SELECT SECTOR
                                      FINANCIAL ETF*   FINANCIAL ETF*   HEALTH CARE ETF*   HEALTH CARE ETF*
                                      --------------   --------------   ----------------   ----------------
INVESTMENT INCOME
  Dividends.........................    $   135,178       $      --        $    49,639        $        --
  Interest..........................            248           2,307                116              2,759
                                        -----------       ---------        -----------        -----------
     Total Income...................        135,426           2,307             49,755              2,759
                                        -----------       ---------        -----------        -----------
EXPENSES
  Management Fee....................         30,251          18,586             15,375             22,812
  Trustee Fees......................            695             192                284                302
  Other Fees........................             --              --                 51                 --
                                        -----------       ---------        -----------        -----------
     Total Expenses.................         30,946          18,778             15,710             23,114
                                        -----------       ---------        -----------        -----------
Net Investment Income (Loss)........        104,480         (16,471)            34,045            (20,355)
                                        -----------       ---------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.......................     (5,407,568)             --           (524,083)                --
  Futures Contracts.................        (48,379)       (129,200)                --            (33,318)
  Swap Contracts....................     (2,750,492)        354,500           (222,923)        (1,481,086)
                                        -----------       ---------        -----------        -----------
     Net Realized Gain (Loss).......     (8,206,439)        225,300           (747,006)        (1,514,404)
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities.............      3,196,506              --             11,886                 --
  Futures Contracts.................             --          (1,038)                --                 --
  Swap Contracts....................     (1,009,496)       (637,456)          (500,282)         1,755,309
                                        -----------       ---------        -----------        -----------
Net Change in Unrealized
  Appreciation (Depreciation) on
  Investments.......................      2,187,010        (638,494)          (488,396)         1,755,309
                                        -----------       ---------        -----------        -----------
Net Realized and Unrealized Gain
  (Loss) on Investments, Futures,
  Options and Swap Contracts........     (6,019,429)       (413,194)        (1,235,402)           240,905
                                        -----------       ---------        -----------        -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS...................    $(5,914,949)      $(429,665)       $(1,201,357)       $   220,550
                                        ===========       =========        ===========        ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

 66



STATEMENTS OF OPERATIONS (concluded)     For the Six Months Ended April 30, 2009
(Unaudited)
--------------------------------------------------------------------------------

                                                                                     RYDEX
                                                            RYDEX 2X S&P    INVERSE 2X S&P
                                                           SELECT SECTOR     SELECT SECTOR
                                                         TECHNOLOGY ETF*   TECHNOLOGY ETF*
                                                         ---------------   ---------------
INVESTMENT INCOME
  Dividends............................................     $  23,999        $        --
  Interest.............................................            75              1,627
                                                            ---------        -----------
     Total Income......................................        24,074              1,627
                                                            ---------        -----------
EXPENSES
  Management Fee.......................................         8,626             12,061
  Trustee Fees.........................................           172                327
  Other Fees...........................................            13                 --
                                                            ---------        -----------
     Total Expenses....................................         8,811             12,388
                                                            ---------        -----------
Net Investment Income (Loss)...........................        15,263            (10,761)
                                                            ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................................      (842,229)                --
  Futures Contracts....................................            --            (73,647)
  Swap Contracts.......................................        17,673         (2,284,458)
                                                            ---------        -----------
     Net Realized Loss.................................      (824,556)        (2,358,105)
Net Change in Unrealized Appreciation (Depreciation)
  on:
  Investment Securities................................       846,053                 --
  Swap Contracts.......................................       (37,937)         1,441,557
                                                            ---------        -----------
Net Change in Unrealized Appreciation (Depreciation) on
  Investments..........................................       808,116          1,441,557
                                                            ---------        -----------
Net Realized and Unrealized Loss on Investments,
  Futures, Options and Swap Contracts..................       (16,440)          (916,548)
                                                            ---------        -----------
     NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS......................................     $  (1,177)       $  (927,309)
                                                            =========        ===========




   * The Fund commenced operations on June 10, 2008.



See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            RYDEX 2X S&P 500 ETF             RYDEX INVERSE 2X S&P 500 ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....    $  1,104,315       $    451,990      $   (288,897)      $    532,036
  Net Realized Gain (Loss)........     (60,500,565)       (34,335,074)       (8,733,376)        39,280,084
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............      37,796,778        (16,852,577)         (438,144)       (10,472,763)
                                      ------------       ------------      ------------       ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................     (21,599,472)       (50,735,661)       (9,460,417)        29,339,357
                                      ------------       ------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........      (1,039,503)          (363,939)               --           (552,721)
  Net Realized Gains..............              --                 --       (12,634,948)                --
                                      ------------       ------------      ------------       ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................      (1,039,503)          (363,939)      (12,634,948)          (552,721)
                                      ------------       ------------      ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..      88,152,391        168,610,953       105,589,023        112,256,284
  Value of Shares Redeemed........     (32,098,864)        (4,147,460)      (52,045,520)       (74,937,363)
                                      ------------       ------------      ------------       ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................      56,053,527        164,463,493        53,543,503         37,318,921
                                      ------------       ------------      ------------       ------------
     Increase in Net Assets.......      33,414,552        113,363,893        31,448,138         66,105,557
NET ASSETS--BEGINNING OF PERIOD...     113,363,893                 --        66,105,557                 --
                                      ------------       ------------      ------------       ------------
NET ASSETS--END OF PERIOD(1)......    $146,778,445       $113,363,893      $ 97,553,695       $ 66,105,557
                                      ============       ============      ============       ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............    $    146,033       $     81,221      $   (288,897)      $         --
                                      ============       ============      ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................       4,750,000          4,250,000           800,000          1,150,000
  Shares Redeemed.................      (1,600,000)          (150,000)         (350,000)          (650,000)
  Shares Outstanding, Beginning of
     Period.......................       4,100,000                 --           500,000                 --
                                      ------------       ------------      ------------       ------------
  Shares Outstanding, End of
     Period.......................       7,250,000          4,100,000           950,000            500,000
                                      ============       ============      ============       ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

 68

--------------------------------------------------------------------------------

                                                                                 RYDEX INVERSE 2X S&P
                                        RYDEX 2X S&P MIDCAP 400 ETF                 MIDCAP 400 ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    34,041       $    55,729        $   (22,019)      $    176,138
  Net Realized Gain (Loss)........      (2,599,915)       (6,424,515)        (5,572,713)        10,761,388
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       3,234,912          (388,487)          (448,704)        (1,872,514)
  Contribution from Advisor.......              --                --                 --            148,040
                                       -----------       -----------        -----------       ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................         669,038        (6,757,273)        (6,043,436)         9,213,052
                                       -----------       -----------        -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (29,560)          (50,604)                --           (178,257)
  Net Realized Gains..............              --                --         (2,190,847)                --
  Capital.........................              --            (2,868)                --                 --
                                       -----------       -----------        -----------       ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (29,560)          (53,472)        (2,190,847)          (178,257)
                                       -----------       -----------        -----------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       6,026,265        20,963,143         10,392,003         26,670,531
  Value of Shares Redeemed........      (1,724,185)       (8,672,372)                --        (29,109,215)
                                       -----------       -----------        -----------       ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.................       4,302,080        12,290,771         10,392,003         (2,438,684)
                                       -----------       -----------        -----------       ------------
     Increase in Net Assets.......       4,941,558         5,480,026          2,157,720          6,596,111
NET ASSETS--BEGINNING OF PERIOD...       5,480,026                --          6,596,111                 --
                                       -----------       -----------        -----------       ------------
NET ASSETS--END OF PERIOD(1)......     $10,421,584       $ 5,480,026        $ 8,753,831       $  6,596,111
                                       ===========       ===========        ===========       ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $     4,481       $        --        $   (22,019)      $         --
                                       ===========       ===========        ===========       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         350,000           350,000            100,000            350,000
  Shares Redeemed.................        (100,000)         (150,000)                --           (300,000)
  Shares Outstanding, Beginning of
     Period.......................         200,000                --             50,000                 --
                                       -----------       -----------        -----------       ------------
  Shares Outstanding, End of
     Period.......................         450,000           200,000            150,000             50,000
                                       ===========       ===========        ===========       ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                         RYDEX 2X RUSSELL 2000 ETF        RYDEX INVERSE 2X RUSSELL 2000 ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    67,205       $    78,359       $    (56,475)      $    294,102
  Net Realized Gain (Loss)........      (8,848,432)       (5,325,917)        (6,566,308)        12,757,827
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       6,654,088        (2,435,456)           (35,054)        (3,983,299)
  Contribution from Advisor.......              --                --                 --            315,120
                                       -----------       -----------       ------------       ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................      (2,127,139)       (7,683,014)        (6,657,837)         9,383,750
                                       -----------       -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (55,997)          (66,551)                --           (298,197)
  Net Realized Gains..............              --                --         (2,169,111)                --
                                       -----------       -----------       ------------       ------------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (55,997)          (66,551)        (2,169,111)          (298,197)
                                       -----------       -----------       ------------       ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       9,780,206        30,146,525         24,663,726         67,341,919
  Value of Shares Redeemed........              --        (8,955,457)       (18,246,709)       (59,909,325)
                                       -----------       -----------       ------------       ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................       9,780,206        21,191,068          6,417,017          7,432,594
                                       -----------       -----------       ------------       ------------
     Increase (Decrease) in Net
       Assets.....................       7,597,070        13,441,503         (2,409,931)        16,518,147
NET ASSETS--BEGINNING OF PERIOD...      13,441,503                --         16,518,147                 --
                                       -----------       -----------       ------------       ------------
NET ASSETS--END OF PERIOD(1)......     $21,038,573       $13,441,503       $ 14,108,216       $ 16,518,147
                                       ===========       ===========       ============       ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $    13,567       $     2,359       $    (56,475)      $         --
                                       ===========       ===========       ============       ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         550,000           600,000            200,000            850,000
  Shares Redeemed.................              --          (150,000)          (150,000)          (700,000)
  Shares Outstanding, Beginning of
     Period.......................         450,000                --            150,000                 --
                                       -----------       -----------       ------------       ------------
  Shares Outstanding, End of
     Period.......................       1,000,000           450,000            200,000            150,000
                                       ===========       ===========       ============       ============




   * The Fund commenced operations on November 5, 2007.


See Notes to Financial Statements.

 70

--------------------------------------------------------------------------------

                                                RYDEX 2X S&P                     RYDEX INVERSE 2X S&P
                                          SELECT SECTOR ENERGY ETF             SELECT SECTOR ENERGY ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    31,473       $     8,291        $    (7,887)      $    18,425
  Net Realized Gain (Loss)........      (1,452,325)       (4,815,299)        (3,848,877)        6,661,068
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............        (602,871)          745,138          2,897,666        (2,974,767)
                                       -----------       -----------        -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................      (2,023,723)       (4,061,870)          (959,098)        3,704,726
                                       -----------       -----------        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (33,790)           (7,308)                --           (19,874)
  Net Realized Gains..............              --                --         (4,324,132)               --
                                       -----------       -----------        -----------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (33,790)           (7,308)        (4,324,132)          (19,874)
                                       -----------       -----------        -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..       6,146,803        10,214,317          1,215,702         7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................              48                --                 --                --
  Value of Shares Redeemed........        (586,171)       (2,101,344)                --        (5,589,313)
                                       -----------       -----------        -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................       5,560,680         8,112,973          1,215,702         1,910,687
                                       -----------       -----------        -----------       -----------
     Increase (Decrease) in Net
       Assets.....................       3,503,167         4,043,795         (4,067,528)        5,595,539
NET ASSETS--BEGINNING OF PERIOD...       4,043,795                --          5,595,539                --
                                       -----------       -----------        -----------       -----------
NET ASSETS--END OF PERIOD(1)......     $ 7,546,962       $ 4,043,795        $ 1,528,011       $ 5,595,539
                                       ===========       ===========        ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $    (1,334)      $       983        $    (7,887)      $        --
                                       ===========       ===========        ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         400,000           250,000            100,000           100,000
  Shares Purchased through
     Dividend Reinvestments.......               4                --                 --                --
  Shares Redeemed.................         (50,000)          (50,000)                --           (50,000)
  Shares Outstanding, Beginning of
     Period.......................         200,000                --             50,000                --
                                       -----------       -----------        -----------       -----------
  Shares Outstanding, End of
     Period.......................         550,004           200,000            150,000            50,000
                                       ===========       ===========        ===========       ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                RYDEX 2X S&P                     RYDEX INVERSE 2X S&P
                                        SELECT SECTOR FINANCIAL ETF          SELECT SECTOR FINANCIAL ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $   104,480       $    116,930      $    (16,471)      $    16,113
  Net Realized Gain (Loss)........      (8,206,439)       (18,241,119)          225,300         2,984,583
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............       2,187,010          2,243,380          (638,494)       (3,318,703)
                                       -----------       ------------      ------------       -----------
  Net Decrease in Net Assets
     Resulting From Operations....      (5,914,949)       (15,880,809)         (429,665)         (318,007)
                                       -----------       ------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (134,966)           (65,308)               --           (18,187)
  Net Realized Gains..............              --                 --        (1,661,947)               --
                                       -----------       ------------      ------------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................        (134,966)           (65,308)       (1,661,947)          (18,187)
                                       -----------       ------------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..      12,300,266         35,235,683        22,014,741         7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................           1,741                 --             3,296                --
  Value of Shares Redeemed........        (275,245)        (8,679,296)      (16,847,204)               --
                                       -----------       ------------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................      12,026,762         26,556,387         5,170,833         7,500,000
                                       -----------       ------------      ------------       -----------
     Increase in Net Assets.......       5,976,847         10,610,270         3,079,221         7,163,806
NET ASSETS--BEGINNING OF PERIOD...      10,610,270                 --         7,163,806                --
                                       -----------       ------------      ------------       -----------
NET ASSETS--END OF PERIOD(1)......     $16,587,117       $ 10,610,270      $ 10,243,027       $ 7,163,806
                                       ===========       ============      ============       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $    14,326       $     44,812      $    (16,471)      $        --
                                       ===========       ============      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................       1,800,000            750,000           800,000           100,000
  Shares Purchased through
     Dividend Reinvestments.......             205                 --               100                --
  Shares Redeemed.................         (50,000)          (350,000)         (200,000)               --
  Shares Outstanding, Beginning of
     Period.......................         400,000                 --           100,000                --
                                       -----------       ------------      ------------       -----------
  Shares Outstanding, End of
     Period.......................       2,150,205            400,000           700,100           100,000
                                       ===========       ============      ============       ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

 72

--------------------------------------------------------------------------------

                                                RYDEX 2X S&P                     RYDEX INVERSE 2X S&P
                                       SELECT SECTOR HEALTH CARE ETF        SELECT SECTOR HEALTH CARE ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $    34,045       $    23,180        $   (20,355)      $    16,166
  Net Realized Gain (Loss)........        (747,006)       (2,153,811)        (1,514,404)        2,612,958
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............        (488,396)          (63,637)         1,755,309        (1,728,947)
                                       -----------       -----------        -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................      (1,201,357)       (2,194,268)           220,550           900,177
                                       -----------       -----------        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........         (32,762)          (22,169)                --           (18,758)
  Net Realized Gains..............              --                --         (2,610,366)               --
                                       -----------       -----------        -----------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................         (32,762)          (22,169)        (2,610,366)          (18,758)
                                       -----------       -----------        -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..              --         7,500,000                 --         7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................             275                --                 --                --
                                       -----------       -----------        -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................             275         7,500,000                 --         7,500,000
                                       -----------       -----------        -----------       -----------
     Increase (Decrease) in Net
       Assets.....................      (1,233,844)        5,283,563         (2,389,816)        8,381,419
NET ASSETS--BEGINNING OF PERIOD...       5,283,563                --          8,381,419                --
                                       -----------       -----------        -----------       -----------
NET ASSETS--END OF PERIOD(1)......     $ 4,049,719       $ 5,283,563        $ 5,991,603       $ 8,381,419
                                       ===========       ===========        ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $     2,294       $     1,011        $   (20,355)      $        --
                                       ===========       ===========        ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................              --           100,000                 --           100,000
  Shares Purchased through
     Dividend Reinvestments.......               6                --                 --                --
  Shares Outstanding, Beginning of
     Period.......................         100,000                --            100,000                --
                                       -----------       -----------        -----------       -----------
  Shares Outstanding, End of
     Period.......................         100,006           100,000            100,000           100,000
                                       ===========       ===========        ===========       ===========




   * The Fund commenced operations on June 10, 2008.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 73




STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                                RYDEX 2X S&P                     RYDEX INVERSE 2X S&P
                                        SELECT SECTOR TECHNOLOGY ETF         SELECT SECTOR TECHNOLOGY ETF
                                    -----------------------------------  -----------------------------------
                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                      APRIL 30, 2009         YEAR ENDED    APRIL 30, 2009         YEAR ENDED
                                         (UNAUDITED)  OCTOBER 31, 2008*       (UNAUDITED)  OCTOBER 31, 2008*
                                    ----------------  -----------------  ----------------  -----------------
OPERATIONS
  Net Investment Income (Loss)....     $   15,263        $    15,972        $   (10,761)      $    15,900
  Net Realized Gain (Loss)........       (824,556)        (3,903,470)        (2,358,105)        6,294,225
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments...............        808,116           (485,877)         1,441,557        (1,879,566)
                                       ----------        -----------        -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations...................         (1,177)        (4,373,375)          (927,309)        4,430,559
                                       ----------        -----------        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (15,531)           (11,327)                --           (18,238)
  Net Realized Gains..............             --                 --         (3,807,845)               --
                                       ----------        -----------        -----------       -----------
  Decrease in Net Assets From
     Distributions to
     Shareholders.................        (15,531)           (11,327)        (3,807,845)          (18,238)
                                       ----------        -----------        -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased..      1,535,941          7,500,000                 --         7,500,000
  Value of Shares Purchased
     through Dividend
     Reinvestments................            102                 --                 --                --
  Value of Shares Redeemed........             --                 --                 --        (5,443,858)
                                       ----------        -----------        -----------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions.................      1,536,043          7,500,000                 --         2,056,142
                                       ----------        -----------        -----------       -----------
     Increase (Decrease) in Net
       Assets.....................      1,519,335          3,115,298         (4,735,154)        6,468,463
NET ASSETS--BEGINNING OF PERIOD...      3,115,298                 --          6,468,463                --
                                       ----------        -----------        -----------       -----------
NET ASSETS--END OF PERIOD(1)......     $4,634,633        $ 3,115,298        $ 1,733,309       $ 6,468,463
                                       ==========        ===========        ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...............     $    4,377        $     4,645        $   (10,761)      $        --
                                       ==========        ===========        ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased................         50,000            100,000                 --           100,000
  Shares Purchased through
     Dividend Reinvestments.......              4                 --                 --                --
  Shares Redeemed.................             --                 --                 --           (50,000)
  Shares Outstanding, Beginning of
     Period.......................        100,000                 --             50,000                --
                                       ----------        -----------        -----------       -----------
  Shares Outstanding, End of
     Period.......................        150,004            100,000             50,000            50,000
                                       ==========        ===========        ===========       ===========




   * The Fund commenced operations on June 10, 2008.



See Notes to Financial Statements.

 74



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 RYDEX 2X S&P 500 ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................      $  27.65          $  75.00
                                                              --------          --------
Net Investment Income**.................................          0.17              0.61
Net Realized and Unrealized Loss on Investments.........         (7.42)           (47.27)
                                                              --------          --------
TOTAL FROM INVESTMENT OPERATIONS........................         (7.25)           (46.66)
                                                              --------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.15)            (0.69)
                                                              --------          --------
NET ASSET VALUE AT END OF PERIOD........................      $  20.25          $  27.65
                                                              ========          ========
TOTAL RETURN***.........................................        (52.86)%          (62.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............      $146,778          $113,364
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.70%****
Net Investment Income...................................          1.78%****         1.35%****
Portfolio Turnover Rate+................................            53%               44%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 75




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                             RYDEX INVERSE 2X S&P 500 ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $132.21           $ 75.00
                                                               -------           -------
Net Investment Income (Loss)**..........................         (0.40)             1.04
Net Realized and Unrealized Gain (Loss) on Investments..        (11.07)            57.20
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (11.47)            58.24
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --             (1.03)
Net Realized Gains......................................        (18.05)               --
                                                               -------           -------
Total Distributions.....................................        (18.05)            (1.03)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $102.69           $132.21
                                                               =======           =======
TOTAL RETURN***.........................................        (20.03)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $97,554           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................         (0.62)%****        1.09%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 76

--------------------------------------------------------------------------------

                                                              RYDEX 2X S&P MIDCAP 400 ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $ 27.40           $ 75.00
                                                               -------           -------
Net Investment Income**.................................          0.11              0.56
Net Realized and Unrealized Loss on Investments.........         (4.26)           (47.62)
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................         (4.15)           (47.06)
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.09)            (0.53)
Capital.................................................            --             (0.01)
                                                               -------           -------
Total Distributions.....................................         (0.09)            (0.54)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 23.16           $ 27.40
                                                               =======           =======
TOTAL RETURN***.........................................        (30.43)%          (63.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $10,422           $ 5,480
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................          1.13%****         0.94%****
Portfolio Turnover Rate+................................           102%              234%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 77




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                              RYDEX INVERSE 2X S&P MIDCAP 400 ETF
                                                          ------------------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009               YEAR ENDED*
                                                               (UNAUDITED)          OCTOBER 31, 2008
                                                          ----------------          ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $131.92                   $ 75.00
                                                               -------                   -------
Net Investment Income (Loss)**..........................         (0.28)                     1.40
Contribution from Advisor...............................            --                      1.17
Net Realized and Unrealized Gain (Loss) on Investments..        (29.46)                    55.83
                                                               -------                   -------
TOTAL FROM INVESTMENT OPERATIONS........................        (29.74)                    58.40
                                                               -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --                     (1.48)
Net Realized Gains......................................        (43.82)                       --
                                                               -------                   -------
Total Distributions.....................................        (43.82)                    (1.48)
                                                               -------                   -------
NET ASSET VALUE AT END OF PERIOD........................       $ 58.36                   $131.92
                                                               =======                   =======
TOTAL RETURN***.........................................        (63.14)%                   78.90%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 8,754                   $ 6,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****                 0.71%****
Net Investment Income...................................         (0.62)%****                1.65%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.77% of the Fund's total return consisted of a voluntary reimbursement by the advisor for a realized investment loss. Excluding this item, total return would have been 77.33%.


See Notes to Financial Statements.

 78

--------------------------------------------------------------------------------

                                                               RYDEX 2X RUSSELL 2000 ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $ 29.87           $ 75.00
                                                               -------           -------
Net Investment Income**.................................          0.09              0.51
Net Realized and Unrealized Loss on Investments.........         (8.84)           (45.09)
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................         (8.75)           (44.58)
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.08)            (0.55)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 21.04           $ 29.87
                                                               =======           =======
TOTAL RETURN***.........................................        (59.04)%          (59.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $21,039           $13,442
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................          1.00%****         0.93%****
Portfolio Turnover Rate+................................            67%              192%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 79




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                           RYDEX INVERSE 2X RUSSELL 2000 ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $110.12           $ 75.00
                                                               -------           -------
Net Investment Income (Loss)**..........................         (0.33)             1.21
Contribution from Advisor...............................            --              1.29
Net Realized and Unrealized Gain (Loss) on Investments..        (24.79)            33.76
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (25.12)            36.26
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --             (1.14)
Net Realized Gains......................................        (14.46)               --
                                                               -------           -------
Total Distributions.....................................        (14.46)            (1.14)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 70.54           $110.12
                                                               =======           =======
TOTAL RETURN***.........................................        (51.55)%           48.79%(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $14,108           $16,518
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................         (0.61)%****        1.41%****



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
    (a) For the period ending October 31, 2008, 1.19% of the Fund's total return consisted of a voluntary reimbursement by the advisor for a realized investment loss. Excluding this item, total return would have been 47.60%.


See Notes to Financial Statements.

 80

--------------------------------------------------------------------------------

                                                                     RYDEX 2X S&P
                                                               SELECT SECTOR ENERGY ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $ 20.22           $ 75.00
                                                               -------           -------
Net Investment Income**.................................          0.08              0.09
Net Realized and Unrealized Loss on Investments.........         (6.50)           (54.72)
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................         (6.42)           (54.63)
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.08)            (0.15)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 13.72           $ 20.22
                                                               =======           =======
TOTAL RETURN***.........................................        (63.97)%          (72.94)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 7,547           $ 4,044
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................          1.13%****         0.44%****
Portfolio Turnover Rate+................................            98%              105%



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 81




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                 RYDEX INVERSE 2X S&P
                                                               SELECT SECTOR ENERGY ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $111.91           $ 75.00
                                                               -------           -------
Net Investment Income (Loss)**..........................         (0.06)             0.22
Net Realized and Unrealized Gain (Loss) on Investments..        (15.18)            37.09
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (15.24)            37.31
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --             (0.40)
Net Realized Gains......................................        (86.48)               --
                                                               -------           -------
Total Distributions.....................................        (86.48)            (0.40)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 10.19           $111.91
                                                               =======           =======
TOTAL RETURN***.........................................        (51.46)%           49.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 1,528           $ 5,596
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................         (0.60)%****        0.55%****



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 82

--------------------------------------------------------------------------------

                                                                     RYDEX 2X S&P
                                                              SELECT SECTOR FINANCIAL ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................      $  26.53           $ 75.00
                                                              --------           -------
Net Investment Income**.................................          0.10              0.45
Net Realized and Unrealized Loss on Investments.........        (18.76)           (48.76)
                                                              --------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (18.66)           (48.31)
                                                              --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.16)            (0.16)
                                                              --------           -------
NET ASSET VALUE AT END OF PERIOD........................      $   7.71           $ 26.53
                                                              ========           =======
TOTAL RETURN***.........................................       (142.18)%          (64.51)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............      $ 16,587           $10,610
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.71%****         0.71%****
Net Investment Income...................................          2.39%****         2.60%****
Portfolio Turnover Rate+................................           126%              177%



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 83




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                 RYDEX INVERSE 2X S&P
                                                              SELECT SECTOR FINANCIAL ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................      $  71.64           $75.00
                                                              --------           ------
Net Investment Income (Loss)**..........................         (0.12)            0.16
Net Realized and Unrealized Loss on Investments.........        (23.65)           (3.34)
                                                              --------           ------
TOTAL FROM INVESTMENT OPERATIONS........................        (23.77)           (3.18)
                                                              --------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --            (0.18)
Net Realized Gains......................................        (33.24)              --
                                                              --------           ------
Total Distributions.....................................        (33.24)           (0.18)
                                                              --------           ------
NET ASSET VALUE AT END OF PERIOD........................      $  14.63           $71.64
                                                              ========           ======
TOTAL RETURN***.........................................       (118.95)%          (4.19)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............      $ 10,243           $7,164
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****        0.71%****
Net Investment Income...................................         (0.61)%****       0.52%****



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 84

--------------------------------------------------------------------------------

                                                                  RYDEX 2X S&P SELECT
                                                                SECTOR HEALTH CARE ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $ 52.84           $ 75.00
                                                               -------           -------
Net Investment Income**.................................          0.34              0.23
Net Realized and Unrealized Loss on Investments.........        (12.36)           (22.17)
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (12.02)           (21.94)
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................         (0.33)            (0.22)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 40.49           $ 52.84
                                                               =======           =======
TOTAL RETURN***.........................................        (45.98)%          (29.33)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 4,050           $ 5,284
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.71%****         0.71%****
Net Investment Income...................................          1.53%****         0.81%****
Portfolio Turnover Rate+................................            34%               35%



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 85




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                 RYDEX INVERSE 2X S&P
                                                             SELECT SECTOR HEALTH CARE ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $ 83.81           $75.00
                                                               -------           ------
Net Investment Income (Loss)**..........................         (0.20)            0.16
Net Realized and Unrealized Gain on Investments.........          2.41             8.84
                                                               -------           ------
TOTAL FROM INVESTMENT OPERATIONS........................          2.21             9.00
                                                               -------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --            (0.19)
Net Realized Gains......................................        (26.10)              --
                                                               -------           ------
Total Distributions.....................................        (26.10)           (0.19)
                                                               -------           ------
NET ASSET VALUE AT END OF PERIOD........................       $ 59.92           $83.81
                                                               =======           ======
TOTAL RETURN***.........................................         11.15%           12.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 5,992           $8,381
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****        0.71%****
Net Investment Income...................................         (0.62)%****       0.54%****



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 86

--------------------------------------------------------------------------------

                                                                     RYDEX 2X S&P
                                                             SELECT SECTOR TECHNOLOGY ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $31.15            $ 75.00
                                                               ------            -------
Net Investment Income**.................................         0.15               0.16
Net Realized and Unrealized Loss on Investments.........        (0.24)            (43.90)
                                                               ------            -------
TOTAL FROM INVESTMENT OPERATIONS........................        (0.09)            (43.74)
                                                               ------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................        (0.16)             (0.11)
                                                               ------            -------
NET ASSET VALUE AT END OF PERIOD........................       $30.90            $ 31.15
                                                               ======            =======
TOTAL RETURN***.........................................        (0.44)%           (58.36)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $4,635            $ 3,115
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................         0.71%****          0.71%****
Net Investment Income...................................         1.22%****          0.72%****
Portfolio Turnover Rate+................................           52%                65%



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 87




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------



                                                                 RYDEX INVERSE 2X S&P
                                                             SELECT SECTOR TECHNOLOGY ETF
                                                          ----------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2009       YEAR ENDED*
                                                               (UNAUDITED)  OCTOBER 31, 2008
                                                          ----------------  ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD..................       $129.37           $ 75.00
                                                               -------           -------
Net Investment Income (Loss)**..........................         (0.22)             0.18
Net Realized and Unrealized Gain (Loss) on Investments..        (18.32)            54.37
                                                               -------           -------
TOTAL FROM INVESTMENT OPERATIONS........................        (18.54)            54.55
                                                               -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...................................            --             (0.18)
Net Realized Gains......................................        (76.16)               --
                                                               -------           -------
Total Distributions.....................................        (76.16)            (0.18)
                                                               -------           -------
NET ASSET VALUE AT END OF PERIOD........................       $ 34.67           $129.37
                                                               =======           =======
TOTAL RETURN***.........................................        (68.07)%           72.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted).............       $ 1,733           $ 6,468
RATIO TO AVERAGE NET ASSETS OF:
Expenses................................................          0.70%****         0.71%****
Net Investment Income...................................         (0.61)%****        0.48%****



      * The Fund commenced operations on June 11, 2008.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.


See Notes to Financial Statements.

 88



NOTES TO FINANCIAL STATEMENTS (Unaudited)                         April 30, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2009, the Trust offers thirty one portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund," and collectively the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF. Rydex 2x S&P 500 ETF, Rydex Inverse 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, and Rydex Inverse 2x Russell 2000(R) ETF commenced operations on November 5, 2007. Rydex 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, Rydex 2x S&P Select Sector Technology ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF commenced operations on June 10, 2008.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF, Rydex 2x S&P MidCap 400 ETF, Rydex 2x Russell 2000(R) ETF, Rydex 2x S&P Select Sector Energy ETF, Rydex 2x S&P Select Sector Financial ETF, Rydex 2x S&P Select Sector Health Care ETF, and Rydex 2x S&P Select Sector Technology ETF (each a "Leveraged Fund," and collectively the "Leveraged Funds"), each Fund's benchmark is 200% of the performance of an index representing publicly traded securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF, Rydex Inverse 2x S&P MidCap 400 ETF, Rydex Inverse 2x Russell 2000(R) ETF, Rydex Inverse 2x S&P Select Sector Energy ETF, Rydex Inverse 2x S&P Select Sector Financial ETF, Rydex Inverse 2x S&P Select Sector Health Care ETF, and Rydex Inverse 2x S&P Select Sector Technology ETF (each a "Leveraged Inverse Fund," and collectively the "Leveraged Inverse Funds"), each Fund's benchmark is 200% of the inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index. The Underlying Index for Rydex 2x S&P MidCap 400 ETF and Rydex Inverse 2x S&P MidCap 400 ETF is the S&P MidCap 400 Index. The Underlying Index for Rydex 2x Russell 2000(R) ETF and Rydex Inverse 2x Russell 2000(R) ETF is the Russell 2000(R) Index. The Underlying Index for Rydex 2x S&P Select Sector Energy ETF and Rydex Inverse 2x S&P Select Sector Energy ETF is the Energy Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Financial ETF and Rydex Inverse 2x S&P Select Sector Financial ETF is the Financial Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Health Care ETF and Rydex Inverse 2x S&P Select Sector Health Care ETF is the Health Care Select Sector Index. The Underlying Index for Rydex 2x S&P Select Sector Technology ETF and Rydex Inverse 2x S&P Select Sector Technology ETF is the Technology Select Sector Index.

The Leveraged Funds seek to achieve their objective by investing in equity securities contained in the Underlying Index, and leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Leveraged Inverse Funds seek to achieve their objective by engaging in short sales of securities and investing in leveraged derivative instruments, such as equity swaps, futures contracts, and options on securities, futures contracts, and stock indices.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                           SEMI-ANNUAL REPORT 89




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily are fair valued as determine in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Funds' investment advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant.

 90

--------------------------------------------------------------------------------

D. FUTURES CONTRACTS

The Funds may enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

E. SWAP AGREEMENTS

The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 - 2008), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

For the six months ended April 30, 2009, the Funds realized net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. The in-kind net capital gains for the period ended April 30, 2009 are disclosed in the Fund's Statement of Operations.

                                                           SEMI-ANNUAL REPORT 91




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

At April 30, 2009, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation was as follows:

                                                                 GROSS          GROSS   NET UNREALIZED
                                             IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                           ------------   ------------   ------------   --------------
Rydex 2x S&P 500 ETF.....................  $127,631,878    $7,035,552     $(6,444,814)    $ (590,738)
Rydex Inverse 2x S&P 500 ETF.............    71,173,000            --              --             --
Rydex 2x S&P MidCap 400 ETF..............     7,716,696     1,523,553         (48,581)     1,474,972
Rydex Inverse 2x S&P MidCap 400 ETF......     6,893,000            --              --             --
Rydex 2x Russell 2000(R) ETF.............    16,643,006     2,335,474        (645,441)     1,690,033
Rydex Inverse 2x Russell 2000(R) ETF.....    11,315,000            --              --             --
Rydex 2x S&P Select Sector Energy ETF....     6,912,906       428,401        (234,850)       193,551
Rydex Inverse 2x S&P Select Sector Energy
  ETF....................................     1,361,000            --              --             --
Rydex 2x S&P Select Sector Financial
  ETF....................................    10,894,976     2,914,809         (41,484)     2,873,325
Rydex Inverse 2x S&P Select Sector
  Financial ETF..........................     8,730,000            --              --             --
Rydex 2x S&P Select Sector Health Care
  ETF....................................     4,246,712        70,157        (583,421)      (513,264)
Rydex Inverse 2x S&P Select Sector Health
  Care ETF...............................     5,051,000            --              --             --
Rydex 2x S&P Select Sector Technology
  ETF....................................     3,962,426       112,742         (96,135)        16,607
Rydex Inverse 2x S&P Select Sector
  Technology ETF.........................     1,753,000            --              --             --


H. FAIR VALUE MEASUREMENT

Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification an acceptable fair valuation methods and applications.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 -- significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 92

--------------------------------------------------------------------------------

The following table summarizes the inputs used to value the Funds' net assets as of April 30, 2009:

                                                     LEVEL 1                     LEVEL 2                     LEVEL 3
                                        LEVEL 1        OTHER        LEVEL 2        OTHER        LEVEL 3        OTHER
                                    INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL    INVESTMENTS    FINANCIAL
FUND                              IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS  IN SECURITIES  INSTRUMENTS         TOTAL
----                              -------------  -----------  -------------  -----------  -------------  -----------  ------------
ASSETS
Rydex 2x S&P 500 ETF............   $128,222,616  $18,519,551       $--        $1,907,462       $--           $--      $148,649,629
Rydex Inverse 2x S&P 500 ETF....     71,173,000           --        --                --        --            --        71,173,000
Rydex 2x S&P MidCap 400 ETF.....      9,191,668      729,509        --           661,264        --            --        10,582,441
Rydex Inverse 2x S&P MidCap 400
  ETF...........................      6,893,000           --        --                --        --            --         6,893,000
Rydex 2x Russell 2000 ETF.......     18,333,039      724,147        --         1,843,872        --            --        20,901,058
Rydex Inverse 2x Russell 2000
  ETF...........................     11,315,000           --        --                --        --            --        11,315,000
Rydex 2x S&P Select Sector
  Energy ETF....................      7,106,457           --        --                --        --            --         7,106,457
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............      1,361,000           --        --                --        --            --         1,361,000
Rydex 2x S&P Select Sector
  Financial ETF.................     13,768,301           --        --         1,557,065        --            --        15,325,366
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........      8,730,000           --        --                --        --            --         8,730,000
Rydex 2x S&P Select Sector
  Health Care ETF...............      3,733,448           --        --                --        --            --         3,733,448
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........      5,051,000           --        --            26,362        --            --         5,077,362
Rydex 2x S&P Select Sector
  Technology ETF................      3,979,033           --        --           305,632        --            --         4,284,272
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........      1,753,000           --        --                --        --            --         1,753,000
LIABILITIES
Rydex 2x S&P 500 ETF............             --           --        --                --        --            --                --
Rydex Inverse 2x S&P 500 ETF....             --    3,459,275        --         7,472,482        --            --        10,931,757
Rydex 2x S&P MidCap 400 ETF.....             --           --        --                --        --            --                --
Rydex Inverse 2x S&P MidCap 400
  ETF...........................             --       93,549        --         2,237,789        --            --         2,331,338
Rydex 2x Russell 2000 ETF.......             --           --        --                --        --            --                --
Rydex Inverse 2x Russell 2000
  ETF...........................             --      327,184        --         3,714,659        --            --         4,041,843
Rydex 2x S&P Select Sector
  Energy ETF....................             --           --        --            51,285        --            --            51,285
Rydex Inverse 2x S&P Select
  Sector Energy ETF.............             --           --        --            77,101        --            --            77,101
Rydex 2x S&P Select Sector
  Financial ETF.................             --           --        --                --        --            --                --
Rydex Inverse 2x S&P Select
  Sector Financial ETF..........             --           26        --         3,957,547        --            --         3,957,573
Rydex 2x S&P Select Sector
  Health Care ETF...............             --           --        --            38,770        --            --            38,770
Rydex Inverse 2x S&P Select
  Sector Health Care ETF........             --           --        --                --        --            --                --
Rydex 2x S&P Select Sector
  Technology ETF................             --           --        --                --        --            --                --
Rydex Inverse 2x S&P Select
  Sector Technology ETF.........             --           --        --           438,009        --            --           438,009


I. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

J. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

                                                           SEMI-ANNUAL REPORT 93




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

K. NEW ACCOUNTING PRONOUNCEMENTS

In March, 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FAS 157-4"), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 157-4 will have on the Funds' financial statement disclosures.

In May 2009, FASB issued FASB Staff Position FSP FAS 165, "Subsequent Events" ("FAS 165"), which provides additional guidance with respect to financial reporting of subsequent events, specifically; the period covered by subsequent events, the circumstance under which subsequent events will be recognized and the disclosure an entity will make about events or transactions that occur after balance sheet date. FAS 165 is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Funds' financial statement disclosures.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex 2x S&P 500 ETF................................................      0.70%
Rydex Inverse 2x S&P 500 ETF........................................      0.70%
Rydex 2x S&P MidCap 400 ETF.........................................      0.70%
Rydex Inverse 2x S&P MidCap 400 ETF.................................      0.70%
Rydex 2x Russell 2000(R) ETF........................................      0.70%
Rydex Inverse 2x Russell 2000(R) ETF................................      0.70%
Rydex 2x S&P Select Sector Energy ETF...............................      0.70%
Rydex Inverse 2x S&P Select Sector Energy ETF.......................      0.70%
Rydex 2x S&P Select Sector Financial ETF............................      0.70%
Rydex Inverse 2x S&P Select Sector Financial ETF....................      0.70%
Rydex 2x S&P Select Sector Health Care ETF..........................      0.70%
Rydex Inverse 2x S&P Select Sector Health Care ETF..................      0.70%
Rydex 2x S&P Select Sector Technology ETF...........................      0.70%
Rydex Inverse 2x S&P Select Sector Technology ETF...................      0.70%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets,

 94

--------------------------------------------------------------------------------


pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2009, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex 2x S&P 500 ETF..............................................       $2,000
Rydex Inverse 2x S&P 500 ETF......................................           50
Rydex 2x S&P MidCap 400 ETF.......................................        2,000
Rydex Inverse 2x S&P MidCap 400 ETF...............................           50
Rydex 2x Russell 2000(R) ETF......................................        3,000
Rydex Inverse 2x Russell 2000(R) ETF..............................           50
Rydex 2x S&P Select Sector Energy ETF.............................          500
Rydex Inverse 2x S&P Select Sector Energy ETF.....................           50
Rydex 2x S&P Select Sector Financial ETF..........................          750
Rydex Inverse 2x S&P Select Sector Financial ETF..................           50
Rydex 2x S&P Select Sector Health Care ETF........................          500
Rydex Inverse 2x S&P Select Sector Health Care ETF................           50
Rydex 2x S&P Select Sector Technology ETF.........................          750
Rydex Inverse 2x S&P Select Sector Technology ETF.................           50


5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex 2x S&P 500 ETF.......................................   $42,920,602    $23,333,008
Rydex Inverse 2x S&P 500 ETF...............................            --             --
Rydex 2x S&P MidCap 400 ETF................................     1,715,170             --
Rydex Inverse 2x S&P MidCap 400 ETF........................            --             --
Rydex 2x Russell 2000(R) ETF...............................     3,734,118             --
Rydex Inverse 2x Russell 2000(R) ETF.......................            --             --
Rydex 2x S&P Select Sector Energy ETF......................     1,738,495             --
Rydex Inverse 2x S&P Select Sector Energy ETF..............            --             --
Rydex 2x S&P Select Sector Financial ETF...................     3,872,922             --
Rydex Inverse 2x S&P Select Sector Financial ETF...........            --             --
Rydex 2x S&P Select Sector Health Care ETF.................            --             --
Rydex Inverse 2x S&P Select Sector Health Care ETF.........            --             --
Rydex 2x S&P Select Sector Technology ETF..................     1,210,079             --
Rydex Inverse 2x S&P Select Sector Technology ETF..........            --             --

                                                           SEMI-ANNUAL REPORT 95




NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex 2x S&P 500 ETF........................................  $69,734,489   $55,087,261
Rydex Inverse 2x S&P 500 ETF................................           --            --
Rydex 2x S&P MidCap 400 ETF.................................    8,333,914     5,572,135
Rydex Inverse 2x S&P MidCap 400 ETF.........................           --            --
Rydex 2x Russell 2000(R) ETF................................   11,747,479     8,042,159
Rydex Inverse 2x Russell 2000(R) ETF........................           --            --
Rydex 2x S&P Select Sector Energy ETF.......................    6,751,254     4,731,556
Rydex Inverse 2x S&P Select Sector Energy ETF...............           --            --
Rydex 2x S&P Select Sector Financial ETF....................   13,583,357    10,274,285
Rydex Inverse 2x S&P Select Sector Financial ETF............           --            --
Rydex 2x S&P Select Sector Health Care ETF..................    1,281,079     1,731,311
Rydex Inverse 2x S&P Select Sector Health Care ETF..........           --            --
Rydex 2x S&P Select Sector Technology ETF...................    1,302,233     1,244,148
Rydex Inverse 2x S&P Select Sector Technology ETF...........           --            --

 96



SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2008 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                                                           SEMI-ANNUAL REPORT 97




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS



                                    LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------             ------------------              ----------------
CARL G. VERBONCOEUR*             Rydex Series Funds - 2004                 152
Trustee, President              Rydex Variable Trust - 2004
(1952)                          Rydex Dynamic Funds - 2004
                                  Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Treasurer of Rydex Specialized
Products, LLC (2005 to 2009); Chief Executive Officer of Rydex Specialized Products,
LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex
Distributors, Inc. (2003 to 2009).

                                ---------------------

MICHAEL P. BYRUM*                Rydex Series Funds - 2005                 152
Trustee, Vice President         Rydex Variable Trust - 2005
and                             Rydex Dynamic Funds - 2005
Secretary (1970)                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Investment Officer of Rydex
Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to
2008); Vice President of Rydex Series Funds (1997 to present); Vice President of
Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and
Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex
Investments (2004 to present); Chief Operating Officer of Rydex Investments and
Rydex Distributors, Inc. (2003 to 2004)

------------------------------------------------------------------------------------




INDEPENDENT TRUSTEES



                                    LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------             ------------------              ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 152
Trustee, Chairman of            Rydex Variable Trust - 1998
the                             Rydex Dynamic Funds - 1999
Board (1940)                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 152
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management, registered investment advisor (2005 to 2006);
Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment advisor (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 152
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------


 98



INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES (concluded)




                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------              -----------------              ----------------
WERNER E. KELLER                 Rydex Series Funds - 2005                 152
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005


PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------
THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 152
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments


                                ---------------------





PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 152
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.


                                ---------------------
ROGER SOMERS                     Rydex Series Funds - 1993                 152
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------




EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
NICK BONOS*                                Chief Financial Officer of Rydex
Vice President and Treasurer (1963)        Specialized Products, LLC (2005 to
                                           present); Vice President and Treasurer of
                                           Rydex Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President
                                           of Rydex Investments (2003 to present);
                                           Vice President and Treasurer of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, and Rydex Dynamic Funds
                                           (2000 to present); Secretary of Rydex ETF
                                           Trust (2002 to present); Vice President
                                           of Compliance of Rydex Investments (2000
                                           to present); Secretary of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds, Rydex ETF Trust (2006 to
                                           present); Senior Vice President of Rydex
                                           Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds,
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Rydex Investments.

[RYDEX SGI(SM) LOGO]

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF3-SEMI-0409X1009

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on July 7, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RI's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.